FIDELITY ADVISOR
GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  28  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 37  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  -0.82%         5.49%        41.52%        110.18%
CL A

FIDELITY ADV GOVERNMENT INV -  -5.53%         0.48%        34.79%        100.20%
CL A  (INCL. 4.75% SALES
CHARGE)

LB Government Bond             -0.95%         6.44%        45.25%        130.06%

General US Government Funds    -0.61%         5.12%        39.23%        112.27%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  5.49%        7.19%         7.71%
CL A

FIDELITY ADV GOVERNMENT INV -  0.48%        6.15%         7.19%
CL A  (INCL. 4.75% SALES
CHARGE)

LB Government Bond             6.44%        7.75%         8.69%

General US Government Funds    5.12%        6.83%         7.80%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL A           LB Government Bond
             00265                       LB003
  1989/04/30       9525.00                    10000.00
  1989/05/31       9711.06                    10235.81
  1989/06/30       9927.96                    10577.33
  1989/07/31      10082.55                    10800.71
  1989/08/31       9979.35                    10618.95
  1989/09/30      10037.30                    10664.63
  1989/10/31      10226.81                    10940.62
  1989/11/30      10304.50                    11046.56
  1989/12/31      10355.49                    11065.22
  1990/01/31      10242.82                    10908.57
  1990/02/28      10276.56                    10930.33
  1990/03/31      10291.76                    10927.94
  1990/04/30      10199.30                    10831.56
  1990/05/31      10498.15                    11133.62
  1990/06/30      10649.37                    11309.88
  1990/07/31      10778.45                    11454.57
  1990/08/31      10709.53                    11295.05
  1990/09/30      10780.72                    11403.39
  1990/10/31      10889.03                    11589.70
  1990/11/30      11078.89                    11846.55
  1990/12/31      11221.78                    12029.75
  1991/01/31      11344.91                    12158.90
  1991/02/28      11439.37                    12228.49
  1991/03/31      11485.35                    12290.68
  1991/04/30      11580.79                    12425.56
  1991/05/31      11641.56                    12473.87
  1991/06/30      11634.96                    12456.17
  1991/07/31      11759.68                    12603.97
  1991/08/31      11942.07                    12896.23
  1991/09/30      12157.90                    13166.72
  1991/10/31      12266.52                    13281.99
  1991/11/30      12337.43                    13415.21
  1991/12/31      12731.20                    13872.24
  1992/01/31      12558.51                    13656.28
  1992/02/29      12616.28                    13709.61
  1992/03/31      12529.73                    13629.49
  1992/04/30      12603.15                    13715.35
  1992/05/31      12834.50                    13968.38
  1992/06/30      13012.17                    14168.56
  1992/07/31      13231.88                    14525.63
  1992/08/31      13345.78                    14660.99
  1992/09/30      13469.77                    14868.34
  1992/10/31      13307.36                    14653.82
  1992/11/30      13341.04                    14628.46
  1992/12/31      13556.67                    14874.80
  1993/01/31      13788.85                    15190.73
  1993/02/28      14047.61                    15494.94
  1993/03/31      14128.15                    15546.84
  1993/04/30      14234.59                    15666.42
  1993/05/31      14257.02                    15649.20
  1993/06/30      14537.65                    15996.46
  1993/07/31      14609.65                    16094.04
  1993/08/31      14847.85                    16453.26
  1993/09/30      14875.10                    16516.16
  1993/10/31      14974.87                    16578.58
  1993/11/30      14745.80                    16396.81
  1993/12/31      14825.20                    16460.19
  1994/01/31      15083.69                    16685.48
  1994/02/28      14734.36                    16332.24
  1994/03/31      14289.05                    15964.89
  1994/04/30      14146.49                    15839.33
  1994/05/31      14161.23                    15819.00
  1994/06/30      14113.01                    15782.65
  1994/07/31      14420.69                    16072.75
  1994/08/31      14412.28                    16075.86
  1994/09/30      14209.79                    15849.38
  1994/10/31      14185.76                    15837.42
  1994/11/30      14158.71                    15808.48
  1994/12/31      14254.55                    15904.62
  1995/01/31      14510.45                    16200.70
  1995/02/28      14827.53                    16549.40
  1995/03/31      14925.80                    16653.19
  1995/04/30      15102.57                    16870.83
  1995/05/31      15689.96                    17551.24
  1995/06/30      15800.08                    17685.89
  1995/07/31      15744.60                    17620.84
  1995/08/31      15923.52                    17827.95
  1995/09/30      16068.56                    17999.67
  1995/10/31      16301.43                    18273.74
  1995/11/30      16533.98                    18558.58
  1995/12/31      16770.76                    18821.66
  1996/01/31      16856.82                    18937.17
  1996/02/29      16511.27                    18551.41
  1996/03/31      16358.82                    18396.43
  1996/04/30      16253.75                    18279.00
  1996/05/31      16219.35                    18248.39
  1996/06/30      16408.16                    18483.96
  1996/07/31      16441.28                    18529.64
  1996/08/31      16402.83                    18488.27
  1996/09/30      16663.32                    18795.11
  1996/10/31      17017.55                    19208.62
  1996/11/30      17298.10                    19542.73
  1996/12/31      17113.39                    19343.27
  1997/01/31      17127.16                    19364.79
  1997/02/28      17152.65                    19391.34
  1997/03/31      16964.95                    19186.14
  1997/04/30      17216.02                    19463.09
  1997/05/31      17341.06                    19630.98
  1997/06/30      17520.08                    19851.24
  1997/07/31      18018.02                    20414.70
  1997/08/31      17841.65                    20212.85
  1997/09/30      18096.08                    20516.82
  1997/10/31      18393.84                    20871.74
  1997/11/30      18468.38                    20978.64
  1997/12/31      18655.82                    21197.95
  1998/01/31      18934.99                    21515.08
  1998/02/28      18880.17                    21456.72
  1998/03/31      18910.61                    21517.47
  1998/04/30      18976.99                    21614.33
  1998/05/31      19164.55                    21836.27
  1998/06/30      19352.24                    22084.52
  1998/07/31      19383.56                    22118.72
  1998/08/31      19790.46                    22694.14
  1998/09/30      20296.43                    23305.91
  1998/10/31      20185.83                    23226.51
  1998/11/30      20195.54                    23234.40
  1998/12/31      20228.49                    23286.30
  1999/01/31      20361.46                    23421.42
  1999/02/28      19874.79                    22864.42
  1999/03/31      19949.11                    22954.18
  1999/04/30      20019.63                    23006.19
IMATRL PRASUN   SHR__CHT 19990430 19990514 103316 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on April 30, 1989, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $20,020 - a 100.20% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,006- a 130.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example, generally
move in the opposite direction
of interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,         SEPTEMBER 3, 1996
                                                                              (COMMENCEMENT OF SALE OF
                                                                              CLASS A SHARES) TO  OCTOBER
                                                                              31,

                  1999                        1998                     1997   1996

Dividend returns  2.87%                       6.12%                    6.19%  0.99%

Capital returns   -3.69%                      3.62%                    1.90%  2.59%

Total returns     -0.82%                      9.74%                    8.09%  3.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.41(cents)   28.89(cents)   55.85(cents)

Annualized dividend rate      5.53%         5.93%          5.68%

30-day annualized yield       4.91%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.70 over the past one month, $9.83 over the past six months and $9.84 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  -0.86%         5.40%        41.06%        109.51%
CL T

FIDELITY ADV GOVERNMENT INV -  -4.33%         1.71%        36.13%        102.18%
CL T  (INCL. 3.50% SALES
CHARGE)

LB Government Bond             -0.95%         6.44%        45.25%        130.06%

General US Government Funds    -0.61%         5.12%        39.23%        112.27%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  5.40%        7.12%         7.68%
CL T

FIDELITY ADV GOVERNMENT INV -  1.71%        6.36%         7.29%
CL T  (INCL. 3.50% SALES
CHARGE)

LB Government Bond             6.44%        7.75%         8.69%

General US Government Funds    5.12%        6.83%         7.80%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL T           LB Government Bond
             00167                       LB003
  1989/04/30       9650.00                    10000.00
  1989/05/31       9838.50                    10235.81
  1989/06/30      10058.25                    10577.33
  1989/07/31      10214.86                    10800.71
  1989/08/31      10110.32                    10618.95
  1989/09/30      10169.03                    10664.63
  1989/10/31      10361.02                    10940.62
  1989/11/30      10439.73                    11046.56
  1989/12/31      10491.39                    11065.22
  1990/01/31      10377.24                    10908.57
  1990/02/28      10411.42                    10930.33
  1990/03/31      10426.83                    10927.94
  1990/04/30      10333.15                    10831.56
  1990/05/31      10635.92                    11133.62
  1990/06/30      10789.13                    11309.88
  1990/07/31      10919.90                    11454.57
  1990/08/31      10850.08                    11295.05
  1990/09/30      10922.20                    11403.39
  1990/10/31      11031.93                    11589.70
  1990/11/30      11224.28                    11846.55
  1990/12/31      11369.05                    12029.75
  1991/01/31      11493.79                    12158.90
  1991/02/28      11589.50                    12228.49
  1991/03/31      11636.08                    12290.68
  1991/04/30      11732.76                    12425.56
  1991/05/31      11794.34                    12473.87
  1991/06/30      11787.65                    12456.17
  1991/07/31      11914.01                    12603.97
  1991/08/31      12098.79                    12896.23
  1991/09/30      12317.46                    13166.72
  1991/10/31      12427.49                    13281.99
  1991/11/30      12499.34                    13415.21
  1991/12/31      12898.27                    13872.24
  1992/01/31      12723.32                    13656.28
  1992/02/29      12781.84                    13709.61
  1992/03/31      12694.16                    13629.49
  1992/04/30      12768.55                    13715.35
  1992/05/31      13002.93                    13968.38
  1992/06/30      13182.93                    14168.56
  1992/07/31      13405.53                    14525.63
  1992/08/31      13520.93                    14660.99
  1992/09/30      13646.54                    14868.34
  1992/10/31      13482.00                    14653.82
  1992/11/30      13516.12                    14628.46
  1992/12/31      13734.58                    14874.80
  1993/01/31      13969.81                    15190.73
  1993/02/28      14231.97                    15494.94
  1993/03/31      14313.56                    15546.84
  1993/04/30      14421.40                    15666.42
  1993/05/31      14444.12                    15649.20
  1993/06/30      14728.43                    15996.46
  1993/07/31      14801.38                    16094.04
  1993/08/31      15042.71                    16453.26
  1993/09/30      15070.31                    16516.16
  1993/10/31      15171.39                    16578.58
  1993/11/30      14939.31                    16396.81
  1993/12/31      15019.76                    16460.19
  1994/01/31      15281.63                    16685.48
  1994/02/28      14927.72                    16332.24
  1994/03/31      14476.57                    15964.89
  1994/04/30      14332.14                    15839.33
  1994/05/31      14347.08                    15819.00
  1994/06/30      14298.22                    15782.65
  1994/07/31      14609.94                    16072.75
  1994/08/31      14601.41                    16075.86
  1994/09/30      14396.27                    15849.38
  1994/10/31      14371.92                    15837.42
  1994/11/30      14344.52                    15808.48
  1994/12/31      14441.62                    15904.62
  1995/01/31      14700.87                    16200.70
  1995/02/28      15022.12                    16549.40
  1995/03/31      15121.68                    16653.19
  1995/04/30      15300.76                    16870.83
  1995/05/31      15895.86                    17551.24
  1995/06/30      16007.43                    17685.89
  1995/07/31      15951.22                    17620.84
  1995/08/31      16132.49                    17827.95
  1995/09/30      16279.43                    17999.67
  1995/10/31      16515.36                    18273.74
  1995/11/30      16750.96                    18558.58
  1995/12/31      16990.85                    18821.66
  1996/01/31      17078.04                    18937.17
  1996/02/29      16727.95                    18551.41
  1996/03/31      16573.51                    18396.43
  1996/04/30      16467.06                    18279.00
  1996/05/31      16432.20                    18248.39
  1996/06/30      16623.49                    18483.96
  1996/07/31      16657.05                    18529.64
  1996/08/31      16618.09                    18488.27
  1996/09/30      16881.19                    18795.11
  1996/10/31      17238.43                    19208.62
  1996/11/30      17521.36                    19542.73
  1996/12/31      17351.41                    19343.27
  1997/01/31      17344.28                    19364.79
  1997/02/28      17368.89                    19391.34
  1997/03/31      17177.33                    19186.14
  1997/04/30      17411.69                    19463.09
  1997/05/31      17555.60                    19630.98
  1997/06/30      17754.20                    19851.24
  1997/07/31      18237.75                    20414.70
  1997/08/31      18057.14                    20212.85
  1997/09/30      18313.25                    20516.82
  1997/10/31      18613.08                    20871.74
  1997/11/30      18679.14                    20978.64
  1997/12/31      18862.48                    21197.95
  1998/01/31      19143.55                    21515.08
  1998/02/28      19086.65                    21456.72
  1998/03/31      19115.82                    21517.47
  1998/04/30      19181.36                    21614.33
  1998/05/31      19369.13                    21836.27
  1998/06/30      19577.23                    22084.52
  1998/07/31      19587.28                    22118.72
  1998/08/31      19976.68                    22694.14
  1998/09/30      20506.52                    23305.91
  1998/10/31      20393.22                    23226.51
  1998/11/30      20400.48                    23234.40
  1998/12/31      20432.62                    23286.30
  1999/01/31      20566.27                    23421.42
  1999/02/28      20053.05                    22864.42
  1999/03/31      20147.74                    22954.18
  1999/04/30      20217.62                    23006.19
IMATRL PRASUN   SHR__CHT 19990430 19990521 113647 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on April 30, 1989, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1999 the value of the investment would have grown to $20,218 - a 102.18% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,006 - a 130.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998                     1997   1996    1995    1994

Dividend returns  2.83%                       5.94%                    6.07%  6.24%   6.99%   5.01%

Capital returns   -3.69%                      3.62%                    1.90%  -1.86%   7.92%  -10.28%

Total returns     -0.86%                      9.56%                    7.97%  4.38%   14.91%  -5.27%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.35(cents)   28.51(cents)   54.99(cents)

Annualized dividend rate      5.46%         5.85%          5.59%

30-day annualized yield       4.91%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.70 over the past one month, $9.82 over the past six months and $9.84 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one past year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  -1.17%         4.74%        36.37%        102.53%
CL B

FIDELITY ADV GOVERNMENT INV -  -5.99%         -0.25%       34.37%        102.53%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond             -0.95%         6.44%        45.25%        130.06%

General US Government Funds    -0.61%         5.12%        39.23%        112.27%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  4.74%        6.40%         7.31%
CL B

FIDELITY ADV GOVERNMENT INV -  -0.25%       6.09%         7.31%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond             6.44%        7.75%         8.69%

General US Government Funds    5.12%        6.83%         7.80%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL B           LB Government Bond
             00667                       LB003
  1989/04/30      10000.00                    10000.00
  1989/05/31      10195.34                    10235.81
  1989/06/30      10423.06                    10577.33
  1989/07/31      10585.35                    10800.71
  1989/08/31      10477.01                    10618.95
  1989/09/30      10537.85                    10664.63
  1989/10/31      10736.81                    10940.62
  1989/11/30      10818.37                    11046.56
  1989/12/31      10871.91                    11065.22
  1990/01/31      10753.61                    10908.57
  1990/02/28      10789.04                    10930.33
  1990/03/31      10805.00                    10927.94
  1990/04/30      10707.93                    10831.56
  1990/05/31      11021.68                    11133.62
  1990/06/30      11180.44                    11309.88
  1990/07/31      11315.96                    11454.57
  1990/08/31      11243.61                    11295.05
  1990/09/30      11318.34                    11403.39
  1990/10/31      11432.05                    11589.70
  1990/11/30      11631.38                    11846.55
  1990/12/31      11781.40                    12029.75
  1991/01/31      11910.67                    12158.90
  1991/02/28      12009.84                    12228.49
  1991/03/31      12058.11                    12290.68
  1991/04/30      12158.31                    12425.56
  1991/05/31      12222.11                    12473.87
  1991/06/30      12215.18                    12456.17
  1991/07/31      12346.12                    12603.97
  1991/08/31      12537.60                    12896.23
  1991/09/30      12764.20                    13166.72
  1991/10/31      12878.23                    13281.99
  1991/11/30      12952.68                    13415.21
  1991/12/31      13366.09                    13872.24
  1992/01/31      13184.79                    13656.28
  1992/02/29      13245.43                    13709.61
  1992/03/31      13154.57                    13629.49
  1992/04/30      13231.66                    13715.35
  1992/05/31      13474.54                    13968.38
  1992/06/30      13661.07                    14168.56
  1992/07/31      13891.74                    14525.63
  1992/08/31      14011.32                    14660.99
  1992/09/30      14141.49                    14868.34
  1992/10/31      13970.99                    14653.82
  1992/11/30      14006.34                    14628.46
  1992/12/31      14232.73                    14874.80
  1993/01/31      14476.49                    15190.73
  1993/02/28      14748.15                    15494.94
  1993/03/31      14832.71                    15546.84
  1993/04/30      14944.45                    15666.42
  1993/05/31      14968.00                    15649.20
  1993/06/30      15262.63                    15996.46
  1993/07/31      15338.22                    16094.04
  1993/08/31      15588.30                    16453.26
  1993/09/30      15616.90                    16516.16
  1993/10/31      15721.64                    16578.58
  1993/11/30      15481.15                    16396.81
  1993/12/31      15564.52                    16460.19
  1994/01/31      15835.89                    16685.48
  1994/02/28      15469.14                    16332.24
  1994/03/31      15001.63                    15964.89
  1994/04/30      14851.95                    15839.33
  1994/05/31      14867.44                    15819.00
  1994/06/30      14816.80                    15782.65
  1994/07/31      15114.03                    16072.75
  1994/08/31      15108.11                    16075.86
  1994/09/30      14865.82                    15849.38
  1994/10/31      14831.04                    15837.42
  1994/11/30      14793.05                    15808.48
  1994/12/31      14883.22                    15904.62
  1995/01/31      15140.72                    16200.70
  1995/02/28      15465.34                    16549.40
  1995/03/31      15558.35                    16653.19
  1995/04/30      15732.75                    16870.83
  1995/05/31      16334.80                    17551.24
  1995/06/30      16439.30                    17685.89
  1995/07/31      16370.57                    17620.84
  1995/08/31      16546.20                    17827.95
  1995/09/30      16686.64                    17999.67
  1995/10/31      16935.15                    18273.74
  1995/11/30      17166.25                    18558.58
  1995/12/31      17402.14                    18821.66
  1996/01/31      17481.23                    18937.17
  1996/02/29      17113.94                    18551.41
  1996/03/31      16947.35                    18396.43
  1996/04/30      16812.57                    18279.00
  1996/05/31      16766.89                    18248.39
  1996/06/30      16970.80                    18483.96
  1996/07/31      16995.65                    18529.64
  1996/08/31      16946.12                    18488.27
  1996/09/30      17205.68                    18795.11
  1996/10/31      17560.37                    19208.62
  1996/11/30      17840.52                    19542.73
  1996/12/31      17640.85                    19343.27
  1997/01/31      17643.38                    19364.79
  1997/02/28      17640.82                    19391.34
  1997/03/31      17455.21                    19186.14
  1997/04/30      17684.04                    19463.09
  1997/05/31      17801.36                    19630.98
  1997/06/30      17993.37                    19851.24
  1997/07/31      18473.97                    20414.70
  1997/08/31      18280.77                    20212.85
  1997/09/30      18549.80                    20516.82
  1997/10/31      18823.87                    20871.74
  1997/11/30      18881.00                    20978.64
  1997/12/31      19056.12                    21197.95
  1998/01/31      19349.50                    21515.08
  1998/02/28      19262.58                    21456.72
  1998/03/31      19281.47                    21517.47
  1998/04/30      19337.33                    21614.33
  1998/05/31      19516.16                    21836.27
  1998/06/30      19715.49                    22084.52
  1998/07/31      19734.77                    22118.72
  1998/08/31      20116.37                    22694.14
  1998/09/30      20619.43                    23305.91
  1998/10/31      20494.11                    23226.51
  1998/11/30      20491.05                    23234.40
  1998/12/31      20533.24                    23286.30
  1999/01/31      20636.23                    23421.42
  1999/02/28      20130.76                    22864.42
  1999/03/31      20193.92                    22954.18
  1999/04/30      20253.33                    23006.19
IMATRL PRASUN   SHR__CHT 19990430 19990514 103313 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $20,253 - a 102.53% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,006 - a 130.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                         JUNE 30, 1994 (COMMENCEMENT
                                                                                              OF SALE OF  CLASS B SHARES)
                                                                                              TO OCTOBER 31,

                  1999                        1998                     1997   1996    1995    1994

Dividend returns  2.53%                       5.25%                    5.41%  5.55%   6.15%   1.75%

Capital returns   -3.70%                      3.62%                    1.79%  -1.86%   8.04%  -1.65%

Total returns     -1.17%                      8.87%                    7.20%  3.69%   14.19%  0.10%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.84(cents)   25.41(cents)   48.70(cents)

Annualized dividend rate      4.82%         5.22%          4.95%

30-day annualized yield       4.44%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.69 over the past one month, $9.82 over the past six months, and $9.83 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  -1.22%         4.62%        36.12%        102.16%
CL C

FIDELITY ADV GOVERNMENT INV -  -2.18%         3.63%        36.12%        102.16%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond             -0.95%         6.44%        45.25%        130.06%

General US Government Funds    -0.61%         5.12%        39.23%        112.27%
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  4.62%        6.36%         7.29%
CL C

FIDELITY ADV GOVERNMENT INV -  3.63%        6.36%         7.29%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond             6.44%        7.75%         8.69%

General US Government Funds    5.12%        6.83%         7.80%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL C           LB Government Bond
             00489                       LB003
  1989/04/30      10000.00                    10000.00
  1989/05/31      10195.34                    10235.81
  1989/06/30      10423.06                    10577.33
  1989/07/31      10585.35                    10800.71
  1989/08/31      10477.01                    10618.95
  1989/09/30      10537.85                    10664.63
  1989/10/31      10736.81                    10940.62
  1989/11/30      10818.37                    11046.56
  1989/12/31      10871.91                    11065.22
  1990/01/31      10753.61                    10908.57
  1990/02/28      10789.04                    10930.33
  1990/03/31      10805.00                    10927.94
  1990/04/30      10707.93                    10831.56
  1990/05/31      11021.68                    11133.62
  1990/06/30      11180.44                    11309.88
  1990/07/31      11315.96                    11454.57
  1990/08/31      11243.61                    11295.05
  1990/09/30      11318.34                    11403.39
  1990/10/31      11432.05                    11589.70
  1990/11/30      11631.38                    11846.55
  1990/12/31      11781.40                    12029.75
  1991/01/31      11910.67                    12158.90
  1991/02/28      12009.84                    12228.49
  1991/03/31      12058.11                    12290.68
  1991/04/30      12158.31                    12425.56
  1991/05/31      12222.11                    12473.87
  1991/06/30      12215.18                    12456.17
  1991/07/31      12346.12                    12603.97
  1991/08/31      12537.60                    12896.23
  1991/09/30      12764.20                    13166.72
  1991/10/31      12878.23                    13281.99
  1991/11/30      12952.68                    13415.21
  1991/12/31      13366.09                    13872.24
  1992/01/31      13184.79                    13656.28
  1992/02/29      13245.43                    13709.61
  1992/03/31      13154.57                    13629.49
  1992/04/30      13231.66                    13715.35
  1992/05/31      13474.54                    13968.38
  1992/06/30      13661.07                    14168.56
  1992/07/31      13891.74                    14525.63
  1992/08/31      14011.32                    14660.99
  1992/09/30      14141.49                    14868.34
  1992/10/31      13970.99                    14653.82
  1992/11/30      14006.34                    14628.46
  1992/12/31      14232.73                    14874.80
  1993/01/31      14476.49                    15190.73
  1993/02/28      14748.15                    15494.94
  1993/03/31      14832.71                    15546.84
  1993/04/30      14944.45                    15666.42
  1993/05/31      14968.00                    15649.20
  1993/06/30      15262.63                    15996.46
  1993/07/31      15338.22                    16094.04
  1993/08/31      15588.30                    16453.26
  1993/09/30      15616.90                    16516.16
  1993/10/31      15721.64                    16578.58
  1993/11/30      15481.15                    16396.81
  1993/12/31      15564.52                    16460.19
  1994/01/31      15835.89                    16685.48
  1994/02/28      15469.14                    16332.24
  1994/03/31      15001.63                    15964.89
  1994/04/30      14851.95                    15839.33
  1994/05/31      14867.44                    15819.00
  1994/06/30      14816.80                    15782.65
  1994/07/31      15114.03                    16072.75
  1994/08/31      15108.11                    16075.86
  1994/09/30      14865.82                    15849.38
  1994/10/31      14831.04                    15837.42
  1994/11/30      14793.05                    15808.48
  1994/12/31      14883.22                    15904.62
  1995/01/31      15140.72                    16200.70
  1995/02/28      15465.34                    16549.40
  1995/03/31      15558.35                    16653.19
  1995/04/30      15732.75                    16870.83
  1995/05/31      16334.80                    17551.24
  1995/06/30      16439.30                    17685.89
  1995/07/31      16370.57                    17620.84
  1995/08/31      16546.20                    17827.95
  1995/09/30      16686.64                    17999.67
  1995/10/31      16935.15                    18273.74
  1995/11/30      17166.25                    18558.58
  1995/12/31      17402.14                    18821.66
  1996/01/31      17481.23                    18937.17
  1996/02/29      17113.94                    18551.41
  1996/03/31      16947.35                    18396.43
  1996/04/30      16812.57                    18279.00
  1996/05/31      16766.89                    18248.39
  1996/06/30      16970.80                    18483.96
  1996/07/31      16995.65                    18529.64
  1996/08/31      16946.12                    18488.27
  1996/09/30      17205.68                    18795.11
  1996/10/31      17560.37                    19208.62
  1996/11/30      17840.52                    19542.73
  1996/12/31      17640.85                    19343.27
  1997/01/31      17643.38                    19364.79
  1997/02/28      17640.82                    19391.34
  1997/03/31      17455.21                    19186.14
  1997/04/30      17684.04                    19463.09
  1997/05/31      17801.36                    19630.98
  1997/06/30      17993.37                    19851.24
  1997/07/31      18473.97                    20414.70
  1997/08/31      18280.77                    20212.85
  1997/09/30      18549.80                    20516.82
  1997/10/31      18823.87                    20871.74
  1997/11/30      18876.48                    20978.64
  1997/12/31      19049.09                    21197.95
  1998/01/31      19320.46                    21515.08
  1998/02/28      19250.54                    21456.72
  1998/03/31      19268.81                    21517.47
  1998/04/30      19322.93                    21614.33
  1998/05/31      19499.71                    21836.27
  1998/06/30      19696.94                    22084.52
  1998/07/31      19694.35                    22118.72
  1998/08/31      20072.96                    22694.14
  1998/09/30      20593.06                    23305.91
  1998/10/31      20466.35                    23226.51
  1998/11/30      20461.96                    23234.40
  1998/12/31      20482.16                    23286.30
  1999/01/31      20603.69                    23421.42
  1999/02/28      20077.11                    22864.42
  1999/03/31      20158.96                    22954.18
  1999/04/30      20216.43                    23006.19
IMATRL PRASUN   SHR__CHT 19990430 19990521 140603 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $20,216 - a 102.16% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,006 - a 130.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                                              (COMMENCEMENT  OF SALE OF
                                              CLASS C SHARES) TO OCTOBER 31,

                  1999                        1998

Dividend returns  2.47%                       5.08%

Capital returns   -3.69%                      3.94%

Total returns     -1.22%                      9.02%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.75(cents)   24.92(cents)   47.66(cents)

Annualized dividend rate      4.70%         5.12%          4.84%

30-day annualized yield       4.33%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.70 over the past one month, $9.82 over the past six months, and $9.84 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Tom Silvia)

NOTE TO SHAREHOLDERS: Tom Silvia became Portfolio Manager of Fidelity Advisor Government Investment Fund on December 7, 1998.

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares provided total returns of -0.82%, -0.86%, -1.17% and -1.22%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned -0.61% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index
- which tracks the types of securities in which the fund invests - returned -0.95% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 5.49%, 5.40%, 4.74% and 4.62%, respectively. Those returns compared to the general U.S. government funds average's 5.12% return and the Lehman Brothers index's 6.44% return.

Q. THE BOND MARKET CAME UNDER PRESSURE DURING THE PAST SIX MONTHS, MAINLY BECAUSE OF A DRAMATIC SHIFT IN INVESTOR SENTIMENT. WHAT WAS BEHIND INVESTORS' FLAGGING OPTIMISM ABOUT BONDS?

A. Repeated signs that the U.S. economy was growing at a faster-than-expected pace - despite weaker conditions in many other parts of the world - doused hopes that the Federal Reserve Board would continue to cut interest rates. That made investors more bearish about the short-term prospects of bonds. In fact, many market observers worried that employment, purchasing and Gross Domestic Product reports were strong enough to warrant the Fed raising - rather than cutting - interest rates in order to stifle any brewing inflationary pressures. In addition, some trouble spots around the globe showed signs of being on the mend. In response to these two factors, investors pushed bond yields - which move in the opposite direction of their prices - significantly higher from November 1998 through April 1999.

Q. HOW DID YOU POSITION THE FUND DURING THE PAST SIX MONTHS?

A. The fund had a much larger weighting - compared to the Lehman Brothers Government Bond Index - in agency securities and a much smaller weighting in U.S. Treasuries. In addition, the fund had between 16% and 24% of its investments in mortgage securities during the period, which are not contained in the index. Throughout the past six months, there was fading demand for the relative safety of U.S. Treasuries and growing demand for higher-yielding bonds, including agency and mortgage securities. In contrast to their performance last fall, agency and mortgage securities generally held up better against rising rates and outpaced their Treasury counterparts over the course of the reporting period.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. In the first four months of 1999, the agency market experienced rather heavy supply. As a result, agency securities didn't perform as well as I would have hoped. But because I believed that agency securities would perform better once supply normalized, I maintained my holdings in them.

Q. WHICH MORTGAGE SECURITIES DID YOU EMPHASIZE?

A. The fund was concentrated in what are known as "seasoned" mortgage securities, made up of home loans that originated between five and 10 years ago. Seasoned mortgages are perceived to be more immunized from increased prepayment activity that typically occurs when interest rates fall. While these seasoned securities suffered from higher-than-expected prepayment activity last fall, they've been among the mortgage sector's best performers more recently.

Q. WHAT'S YOUR OUTLOOK?

A. There's more evidence each day that the worst of the crisis that plagued global financial markets last fall is behind us. Given that, I think we'll enter a more "normal," less volatile market environment than we experienced in late 1998. Against that backdrop, I believe that agency and mortgage securities are poised to do better than Treasuries over the near term. While they had gained some ground on Treasuries, agency and mortgage securities remained, in my view, undervalued relative to Treasuries at the end of the period.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income by investing
in U.S. government securities
and instruments related to
U.S. government securities

START DATE: January 7, 1987

SIZE: as of April 30, 1999
more than $374 million

MANAGER: Tom Silvia, since
December 1998; joined
Fidelity in 1993

TOM SILVIA ON HIS INVESTMENT
APPROACH:

"My investment style and
approach are extremely similar to
those of the fund's previous
portfolio manager. As my
predecessor did, I manage the
fund so that its duration - a
measure of its interest-rate
sensitivity - is in line with the
Lehman Brothers Government
Bond Index. By doing so, I hope to
avoid the problems that can occur
if the fund's duration is too long
when interest rates are on the
rise, or too short when rates are
falling. In addition, I focus my
efforts on other areas where
Fidelity's research efforts can add
value. Those areas include asset
allocation - how the fund is
divided among various sectors of
the bond market - and individual
security selection."

(solid bullet) During the past six months, the manager emphasized non-callable securities - those that can't be redeemed by their issuers before maturity. Bonds typically are called when interest rates fall enough so that issuers can save money by issuing new bonds at lower rates.
A call is usually positive for
issuers because it cuts their
borrowing costs, but bondholders
don't share that enthusiasm.
When a bond is called, a bondholder
is left to reinvest the proceeds,
often at lower interest rates.
Non-callable bonds generally
perform better than callable
securities when interest rates fall.


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
APRIL 30, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                    MONTHS AGO

Zero coupon bonds           1.0                      -

5 - 5.99%                   11.9                     11.6

6 - 6.99%                   43.0                     23.8

7 - 7.99%                   9.9                      8.4

8 - 8.99%                   16.7                     28.7

9 - 9.99%                   9.6                      13.0

10% and over                2.5                      1.6

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          9.0   8.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           5.2   5.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Mortgage
securities 24.2%
U.S. Treasury
obligations 26.5%
U.S. government
agency obligations 43.9%
Short-term
investments 5.4%

Row: 1, Col: 1, Value: 24.2
Row: 1, Col: 2, Value: 26.5
Row: 1, Col: 3, Value: 43.9
Row: 1, Col: 4, Value: 5.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0

AS OF OCTOBER 31, 1998

Mortgage
securities 16.2%
U.S. Treasury
obligations 25.5%
U.S. government
agency obligations 45.4%
Short-term
investments 12.9%

Row: 1, Col: 1, Value: 16.2
Row: 1, Col: 2, Value: 25.5
Row: 1, Col: 3, Value: 45.4
Row: 1, Col: 4, Value: 12.9
Row: 1, Col: 5, Value: 0.0


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 70.4%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 43.9%

Fannie Mae:

6.16% 8/7/28                         $ 8,300,000                     $ 8,340,172

6.5% 7/16/07                          6,000,000                       6,207,180

6.59% 9/17/07                         13,000,000                      13,532,220

Federal Farm Credit Bank:

5.7% 1/18/05                          3,460,000                       3,404,778

5.95% 5/18/05                         2,000,000                       2,019,380

Federal Home Loan Bank:

5.125% 4/17/01                        7,725,000                       7,696,031

5.83% 8/25/05                         8,670,000                       8,705,200

Financing Corp. stripped              4,500,000                       4,031,010
principal 0% 4/6/01

Freddie Mac:

5% 2/15/01                            5,000,000                       4,974,650

5.85% 2/21/06                         1,000,000                       1,004,370

6.33% 9/21/05                         2,800,000                       2,886,632

Government Loan Trusts                992,439                         1,087,624
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             4,641,718                       4,868,373

Class 2-E 9.4% 5/15/02                713,488                         742,242

Class T-3, 9.625% 5/15/02             392,763                         408,316

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1993 C, 5.2% 10/15/04          233,689                         231,039

Series 1993 D, 5.23% 5/15/05          260,638                         257,389

Series 1994 A, 7.12% 4/15/06          11,136,969                      11,547,923

Series 1994 C, 6.61% 9/15/99          12,255                          12,292

Series 1994 F, 8.187% 12/15/04        4,806,795                       5,075,682

Series 1995 A, 6.28% 6/15/04          2,271,176                       2,305,380

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.39% 6/26/06          5,625,000                       5,880,938

Series 1994 B, 7.5% 1/26/06           213,043                         225,785

Series 1997 A, 6.104% 7/15/03         3,000,000                       3,025,800

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust                  $ 249,412                       $ 255,024
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                1,757,875                       1,786,493
8/15/04 (callable)

Series 1996 A1, 6.726%                2,000,000                       2,048,260
9/15/10 (callable)

Private Export Funding Corp.:

secured:

5.65% 3/15/03                         686,000                         686,240

5.82% 6/15/03 (a)                     8,600,000                       8,535,500

6.31% 9/30/04                         19,500,000                      19,949,280

6.86% 4/30/04                         1,007,500                       1,141,153

6.9% 1/31/03                          13,830,000                      14,417,775

7.3% 1/31/02                          1,500,000                       1,567,260

8.35% 1/31/01                         4,000,000                       4,195,000

5.31% 11/15/03 (a)                    1,700,000                       1,653,386

State of Israel (guaranteed           8,000,000                       8,263,360
by U.S. Government through
Agency for International
Development) 6.6% 2/15/08

Tennessee Valley Authority 6%         1,000,000                       1,010,780
11/1/00

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates
Series 99-A:

5.67% 8/1/05                          2,100,000                       2,081,730

5.96% 8/1/09                          1,800,000                       1,773,126

U.S. Trade Trust Certificates         480,000                         514,608
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

                                                                      168,349,381

U.S. TREASURY OBLIGATIONS -
26.5%

U.S. Treasury Bonds:

6.375% 8/15/27                        11,065,000                      11,817,088

6.5% 11/15/26                         3,000,000                       3,246,570

8.875% 8/15/17                        35,905,000                      47,647,012

9% 11/15/18                           16,605,000                      22,481,676

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bonds: -
continued

14% 11/15/11                         $ 3,500,000                     $ 5,295,920

U.S. Treasury Notes 6.25%             10,900,000                      11,043,008
5/31/00

                                                                      101,531,274

TOTAL U.S. GOVERNMENT AND                                             269,880,655
GOVERNMENT AGENCY OBLIGATIONS
(Cost $272,948,077)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 21.8%



FANNIE MAE - 14.5%

5.5% 7/1/09                           2,304,960                       2,252,200

6% 9/1/08 to 11/1/09                  11,295,005                      11,238,996

6.5% 6/1/07 to 4/1/29                 22,059,454                      21,933,720

6.5% 5/1/29                           4,000,000                       3,977,500

7% 4/1/26 to 11/1/28                  11,895,420                      12,054,663

8.25% 12/1/01                         667,690                         695,198

8.5% 9/1/16 to 1/1/17                 90,325                          95,242

9% 11/1/11                            394,015                         414,555

9.25% 9/1/16                          102,696                         109,613

9.5% 11/1/06 to 5/1/20                2,032,759                       2,153,190

11.5% 6/1/19                          370,448                         418,355

12.5% 8/1/15                          16,746                          19,295

                                                                      55,362,527

FREDDIE MAC - 3.5%

6.5% 5/1/08                           237,185                         239,542

6.775% 11/15/03                       4,683,463                       4,774,937

8.5% 8/1/09 to 4/1/27                 4,903,318                       5,150,895

9% 10/1/08 to 10/1/20                 960,421                         1,015,704

9.5% 5/1/21 to 7/1/21                 610,969                         657,451

10.5% 1/1/16 to 12/1/20               453,303                         496,607

11% 7/1/13 to 5/1/14                  448,829                         492,770

12.5% 2/1/10 to 6/1/19                418,160                         478,992

                                                                      13,306,898

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.8%

6.5% 5/15/29                          8,600,000                       8,551,625

7.5% 9/15/06 to 1/15/08               1,931,306                       1,995,722

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9% 5/15/01 to 12/15/09               $ 380,944                       $ 391,486

9.5% 11/15/09 to 11/15/20             1,019,615                       1,094,159

10.5% 8/15/16 to 1/20/18              579,698                         635,542

11% 12/15/15 to 7/15/19               428,481                         479,808

11.5% 3/15/10 to 8/15/20              1,365,761                       1,536,611

13.5% 7/15/11                         48,801                          56,907

                                                                      14,741,860

TOTAL U.S. GOVERNMENT AGENCY                                          83,411,285
- MORTGAGE SECURITIES
(Cost $83,441,462)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.7%



U.S. GOVERNMENT AGENCY - 1.7%

Fannie Mae planned                    2,730,000                       2,761,566
amortization class Series
1993-134 Class GA, 6.5%
2/25/07

Freddie Mac:

Series 1141 Class G, 9%               2,000,000                       2,123,740
9/15/21

Series 1535 Class PM, 7%              1,852,616                       1,860,455
6/15/01

TOTAL COLLATERALIZED MORTGAGE                                         6,745,761
OBLIGATIONS
(Cost $6,673,237)

COMMERCIAL MORTGAGE
SECURITIES - 0.7%



Fannie Mae ACES REMIC                 2,500,721                       2,559,331
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,522,752)


CASH EQUIVALENTS - 5.4%

                                      MATURITY AMOUNT

Investments in repurchase           $ 20,569,481                      20,561,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $20,561,000)

TOTAL INVESTMENT IN                                                 $ 383,158,032
SECURITIES - 100%
(Cost $386,146,528)


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,188,886 or 2.7% of net assets.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $386,220,036. Net unrealized depreciation aggregated $3,062,004, of which $1,284,606 related to appreciated investment securities and $4,346,610 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 383,158,032
value (including repurchase
agreements of $20,561,000)
(cost $386,146,528) - See
accompanying schedule

Commitment to sell securities   $ (12,628,563)
on a delayed delivery basis

Receivable for securities        12,700,117      71,554
sold on a delayed delivery
basis

Receivable for investments                       61,770
sold, regular delivery

Cash                                             101,007

Receivable for fund shares                       1,334,050
sold

Interest receivable                              4,781,388

 TOTAL ASSETS                                    389,507,801

LIABILITIES

Payable for investments          3,999,055
purchased Regular delivery

 Delayed delivery                8,635,714

Payable for fund shares          1,328,350
redeemed

Distributions payable            325,954

Accrued management fee           133,438

Distribution fees payable        137,896

Other payables and accrued       97,498
expenses

 TOTAL LIABILITIES                               14,657,905

NET ASSETS                                      $ 374,849,896

Net Assets consist of:

Paid in capital                                 $ 379,899,000

Undistributed net investment                     386,585
income

Accumulated undistributed net                    (2,518,747)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                      (2,916,942)
(depreciation) on investments

NET ASSETS                                      $ 374,849,896

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM               $9.65
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($12,122,355 (divided by)
1,256,572 shares)

Maximum offering price per           $10.13
share (100/95.25 of $9.65)

CLASS T: NET ASSET VALUE and         $9.65
redemption price per share
($219,080,359 (divided by)
22,710,349 shares)

Maximum offering price per           $10.00
share (100/96.50 of $9.65)

CLASS B: NET ASSET VALUE and         $9.64
offering price per share
($90,216,609 (divided by)
9,358,317 shares) A

CLASS C: NET ASSET VALUE and         $9.65
offering price per share
($29,517,632 (divided by)
3,059,741 shares) A

INSTITUTIONAL CLASS: NET             $9.62
ASSET VALUE, offering price
and redemption price   per
share ($23,912,941 (divided
by) 2,486,870 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED APRIL 30,
                                           1999 (UNAUDITED)

INVESTMENT INCOME                              $ 11,275,918
Interest

EXPENSES

Management fee                  $ 745,639

Transfer agent fees              320,908

Distribution fees                734,665

Accounting fees and expenses     56,003

Custodian fees and expenses      8,249

Registration fees                61,056

Audit                            17,441

Legal                            643

Miscellaneous                    2,219

 Total expenses before           1,946,823
reductions

 Expense reductions              (2,380)        1,944,443

NET INVESTMENT INCOME                           9,331,475

REALIZED AND UNREALIZED GAIN                    (2,445,237)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (10,468,505)

 Delayed delivery commitments    71,554         (10,396,951)

NET GAIN (LOSS)                                 (12,842,188)

NET INCREASE (DECREASE) IN                     $ (3,510,713)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,
                               (UNAUDITED)                      1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,331,475                      $ 12,243,044
income

 Net realized gain (loss)       (2,445,237)                      7,666,008

 Change in net unrealized       (10,396,951)                     482,198
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (3,510,713)                      20,391,250
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,734,784)                      (12,201,221)
from net investment income

Share transactions - net        52,669,275                       141,557,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     39,423,778                       149,747,686
IN NET ASSETS

NET ASSETS

 Beginning of period            335,426,118                      185,678,432

 End of period (including      $ 374,849,896                    $ 335,426,118
undistributed net investment
income of $386,585 and
$789,894, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020                         $ 9.670                  $ 9.490  $ 9.250
period

Income from Investment
Operations

Net investment income D           .274                             .545                     .552     .090

Net realized and unrealized       (.355)                           .368                     .187     .241
gain (loss)

Total from investment             (.081)                           .913                     .739     .331
operations

Less Distributions

From net investment income        (.289)                           (.563)                   (.559)   (.091)

Net asset value, end of period   $ 9.650                          $ 10.020                 $ 9.670  $ 9.490

TOTAL RETURN B, C                 (0.82)%                          9.74%                    8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,122                         $ 7,884                  $ 1,582  $ 223
(000 omitted)

Ratio of expenses to average      .89% A                           .90% F                   .90% F   .90% A, F
net assets

Ratio of net investment           5.68% A                          5.65%                    5.98%    6.28% A
income to average net assets

Portfolio turnover rate           173% A                           243%                     136%     153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.020                         $ 9.670                  $ 9.490    $ 9.670    $ 8.960
period

Income from Investment
Operations

Net investment income           .274 D                           .546 D                   .558 D     .586 D     .594

Net realized  and unrealized    (.359)                           .351                     .171       (.180)     .701
gain (loss)

Total from investment           (.085)                           .897                     .729       .406       1.295
operations

Less Distributions

From net  investment income     (.285)                           (.547)                   (.549)     (.586)     (.585)

From net  realized gain         -                                -                        -          -          -

In excess of  realized gain     -                                -                        -          -          -

Total distributions             (.285)                           (.547)                   (.549)     (.586)     (.585)

Net asset value,  end of       $ 9.650                          $ 10.020                 $ 9.670    $ 9.490    $ 9.670
period

TOTAL RETURN B, C               (0.86)%                          9.56%                    7.97%      4.38%      14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 219,080                        $ 212,933                $ 144,948  $ 217,883  $ 208,620
(000 omitted)

Ratio of expenses to average    .97% A                           1.00% E                  1.00% E    1.00%      .89% E
net assets

Ratio of expenses  to average   .96% A, F                        1.00%                    1.00%      .99% F     .89%
net  assets after  expense
reductions

Ratio of net investment         5.62% A                          5.59%                    5.88%      6.19%      6.34%
income to average net assets

Portfolio turnover rate         173% A                           243%                     136%       153%       261%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.140
period

Income from Investment
Operations

Net investment income           .515

Net realized  and unrealized    (1.031)
gain (loss)

Total from investment           (.516)
operations

Less Distributions

From net  investment income     (.504)

From net  realized gain         (.130)

In excess of  realized gain     (.030)

Total distributions             (.664)

Net asset value,  end of       $ 8.960
period

TOTAL RETURN B, C               (5.27)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 114,453
(000 omitted)

Ratio of expenses to average    .74% E
net assets

Ratio of expenses  to average   .74%
net  assets after  expense
reductions

Ratio of net investment         6.18%
income to average net assets

Portfolio turnover rate         313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.010                         $ 9.660                  $ 9.490   $ 9.670   $ 8.950
period

Income from Investment
Operations

Net investment  income          .241 D                           .475 D                   .494 D    .520 D    .542

Net realized  and unrealized    (.357)                           .359                     .166      (.177)    .693
gain (loss)

Total from investment           (.116)                           .834                     .660      .343      1.235
operations

Less Distributions

From net  investment income     (.254)                           (.484)                   (.490)    (.523)    (.515)

Net asset value,  end of       $ 9.640                          $ 10.010                 $ 9.660   $ 9.490   $ 9.670
period

TOTAL RETURN B, C               (1.17)%                          8.87%                    7.20%     3.69%     14.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 90,217                         $ 74,073                 $ 18,782  $ 17,355  $ 11,766
(000 omitted)

Ratio of expenses to average    1.60% A                          1.65% F                  1.65% F   1.67% F   1.65% F
net assets

Ratio of net investment         4.97% A                          4.92%                    5.24%     5.51%     5.58%
income to average net assets

Portfolio turnover rate         173% A                           243%                     136%      153%      261%



FINANCIAL HIGHLIGHTS - CLASS B

                               YEARS ENDED OCTOBER 31,

                               1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.100
period

Income from Investment
Operations

Net investment  income          .144

Net realized  and unrealized    (.137)
gain (loss)

Total from investment           .007
operations

Less Distributions

From net  investment income     (.157)

Net asset value,  end of       $ 8.950
period

TOTAL RETURN B, C               0.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,062
(000 omitted)

Ratio of expenses to average    1.70% A, F
net assets

Ratio of net investment         5.22% A
income to average net assets

Portfolio turnover rate         313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020                         $ 9.640
period

Income from Investment
Operations

Net investment income D           .234                             .450

Net realized and unrealized       (.355)                           .398
gain (loss)

Total from investment             (.121)                           .848
operations

Less Distributions

From net investment income        (.249)                           (.468)

Net asset value, end of period   $ 9.650                          $ 10.020

TOTAL RETURN B, C                 (1.22)%                          9.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,518                         $ 14,954
(000 omitted)

Ratio of expenses to average      1.70% A                          1.75% A, F
net assets

Ratio of net investment           4.85% A                          4.74% A
income to average net assets

Portfolio turnover rate           173% A                           243%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.000                         $ 9.650                  $ 9.480   $ 9.670   $ 9.560
of period

Income from Investment
Operations

Net investment income             .286 D                           .570 D                   .580 D    .604 D    .197

Net realized and  unrealized      (.367)                           .352                     .165      (.180)    .108
gain (loss)

Total from investment             (.081)                           .922                     .745      .424      .305
operations

Less Distributions

From net  investment income       (.299)                           (.572)                   (.575)    (.614)    (.195)

Net asset value, end of period   $ 9.620                          $ 10.000                 $ 9.650   $ 9.480   $ 9.670

TOTAL RETURN B, C                 (0.83)%                          9.86%                    8.18%     4.58%     3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,913                         $ 25,582                 $ 20,366  $ 27,660  $ 14,588
(000 omitted)

Ratio of expenses to average      .69% A                           .75% F                   .75% F    .75% F    .75% A, F
net assets

Ratio of net investment           5.89% A                          5.84%                    6.12%     6.43%     6.48% A
income to average net assets

Portfolio turnover rate           173% A                           243%                     136%      153%      261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $336,852,999 and $281,962,335, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 7,645      $ 21

CLASS T    261,806      4,410

CLASS B    357,145      258,642

CLASS C    108,069      102,771

          $ 734,665    $ 365,844

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 67,203     $ 21,517

CLASS T    163,519      52,565

CLASS B    143,355      143,355*

CLASS C    12,410       12,410*

          $ 386,487    $ 229,847

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 11,141   .22

CLASS T                 199,790   .19

CLASS B                 69,733    .18

CLASS C                 19,465    .18

INSTITUTIONAL CLASS     20,779    .17

                       $ 320,908

* ANNUALIZED

ACCOUNTING FEE. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,380 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


                            SIX MONTHS   YEAR ENDED
                            ENDED APRIL  OCTOBER 31,
                            30,1999      1998A

FROM NET INVESTMENT INCOME

Class A                     $ 294,929    $ 172,525

Class T                      6,061,929    8,994,288

Class B                      2,039,801    1,420,172

Class C                      540,393      168,316

Institutional Class          797,732      1,445,920

Total                       $ 9,734,784  $ 12,201,221

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998A                   1999



CLASS A Shares sold              2,133,213                   849,297                $ 20,958,369

Reinvestment of distributions    22,976                      14,303                  224,974

Shares redeemed                  (1,686,494)                 (240,354)               (16,551,603)

Net increase (decrease)          469,695                     623,246                $ 4,631,740

CLASS T Shares sold              9,589,174                   15,886,817             $ 94,261,276

Reinvestment of distributions    506,847                     761,626                 4,970,453

Shares redeemed                  (8,638,679)                 (10,390,224)            (85,098,108)

Net increase (decrease)          1,457,342                   6,258,219              $ 14,133,621

CLASS B Shares sold              4,324,133                   6,584,605              $ 42,433,800

Reinvestment of distributions    156,076                     109,260                 1,529,055

Shares redeemed                  (2,520,939)                 (1,239,115)             (24,767,663)

Net increase (decrease)          1,959,270                   5,454,750              $ 19,195,192

CLASS C Shares sold              2,566,697                   1,742,987              $ 25,199,883

Reinvestment of distributions    29,989                      13,959                  293,262

Shares redeemed                  (1,029,629)                 (264,262)               (10,114,235)

Net increase (decrease)          1,567,057                   1,492,684              $ 15,378,910

INSTITUTIONAL CLASS Shares       451,656                     1,251,693              $ 4,420,942
sold

Reinvestment of distributions    66,738                      126,775                 653,039

Shares redeemed                  (589,496)                   (930,969)               (5,744,169)

Net increase (decrease)          (71,102)                    447,499                $ (670,188)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1998A



CLASS A Shares sold             $ 8,455,738

Reinvestment of distributions    140,529

Shares redeemed                  (2,383,022)

Net increase (decrease)         $ 6,213,245

CLASS T Shares sold             $ 156,318,393

Reinvestment of distributions    7,462,535

Shares redeemed                  (101,764,593)

Net increase (decrease)         $ 62,016,335

CLASS B Shares sold             $ 65,367,580

Reinvestment of distributions    1,074,687

Shares redeemed                  (12,195,223)

Net increase (decrease)         $ 54,247,044

CLASS C Shares sold             $ 17,267,410

Reinvestment of distributions    138,062

Shares redeemed                  (2,621,407)

Net increase (decrease)         $ 14,784,065

INSTITUTIONAL CLASS Shares      $ 12,156,145
sold

Reinvestment of distributions    1,238,963

Shares redeemed                  (9,098,140)

Net increase (decrease)         $ 4,296,968


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3,
1997(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the Fidelity Advisor Government Investment Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 1999. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGOV-SANN-0699  77841
1.703567.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  16  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 25  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  -0.83%         5.58%        42.16%        111.14%
INST CL

LB Government Bond             -0.95%         6.44%        45.25%        130.06%

General US Government Funds    -0.61%         5.12%        39.23%        112.27%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  5.58%        7.29%         7.76%
INST CL

LB Government Bond             6.44%        7.75%         8.69%

General US Government Funds    5.12%        6.83%         7.80%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL I           LB Government Bond
             00697                       LB003
  1989/04/30      10000.00                    10000.00
  1989/05/31      10195.34                    10235.81
  1989/06/30      10423.06                    10577.33
  1989/07/31      10585.35                    10800.71
  1989/08/31      10477.01                    10618.95
  1989/09/30      10537.85                    10664.63
  1989/10/31      10736.81                    10940.62
  1989/11/30      10818.37                    11046.56
  1989/12/31      10871.91                    11065.22
  1990/01/31      10753.61                    10908.57
  1990/02/28      10789.04                    10930.33
  1990/03/31      10805.00                    10927.94
  1990/04/30      10707.93                    10831.56
  1990/05/31      11021.68                    11133.62
  1990/06/30      11180.44                    11309.88
  1990/07/31      11315.96                    11454.57
  1990/08/31      11243.61                    11295.05
  1990/09/30      11318.34                    11403.39
  1990/10/31      11432.05                    11589.70
  1990/11/30      11631.38                    11846.55
  1990/12/31      11781.40                    12029.75
  1991/01/31      11910.67                    12158.90
  1991/02/28      12009.84                    12228.49
  1991/03/31      12058.11                    12290.68
  1991/04/30      12158.31                    12425.56
  1991/05/31      12222.11                    12473.87
  1991/06/30      12215.18                    12456.17
  1991/07/31      12346.12                    12603.97
  1991/08/31      12537.60                    12896.23
  1991/09/30      12764.20                    13166.72
  1991/10/31      12878.23                    13281.99
  1991/11/30      12952.68                    13415.21
  1991/12/31      13366.09                    13872.24
  1992/01/31      13184.79                    13656.28
  1992/02/29      13245.43                    13709.61
  1992/03/31      13154.57                    13629.49
  1992/04/30      13231.66                    13715.35
  1992/05/31      13474.54                    13968.38
  1992/06/30      13661.07                    14168.56
  1992/07/31      13891.74                    14525.63
  1992/08/31      14011.32                    14660.99
  1992/09/30      14141.49                    14868.34
  1992/10/31      13970.99                    14653.82
  1992/11/30      14006.34                    14628.46
  1992/12/31      14232.73                    14874.80
  1993/01/31      14476.49                    15190.73
  1993/02/28      14748.15                    15494.94
  1993/03/31      14832.71                    15546.84
  1993/04/30      14944.45                    15666.42
  1993/05/31      14968.00                    15649.20
  1993/06/30      15262.63                    15996.46
  1993/07/31      15338.22                    16094.04
  1993/08/31      15588.30                    16453.26
  1993/09/30      15616.90                    16516.16
  1993/10/31      15721.64                    16578.58
  1993/11/30      15481.15                    16396.81
  1993/12/31      15564.52                    16460.19
  1994/01/31      15835.89                    16685.48
  1994/02/28      15469.14                    16332.24
  1994/03/31      15001.63                    15964.89
  1994/04/30      14851.95                    15839.33
  1994/05/31      14867.44                    15819.00
  1994/06/30      14816.80                    15782.65
  1994/07/31      15139.84                    16072.75
  1994/08/31      15131.00                    16075.86
  1994/09/30      14918.41                    15849.38
  1994/10/31      14893.18                    15837.42
  1994/11/30      14864.79                    15808.48
  1994/12/31      14965.41                    15904.62
  1995/01/31      15234.06                    16200.70
  1995/02/28      15566.96                    16549.40
  1995/03/31      15670.13                    16653.19
  1995/04/30      15855.71                    16870.83
  1995/05/31      16472.40                    17551.24
  1995/06/30      16588.01                    17685.89
  1995/07/31      16531.04                    17620.84
  1995/08/31      16722.57                    17827.95
  1995/09/30      16880.43                    17999.67
  1995/10/31      17131.46                    18273.74
  1995/11/30      17380.69                    18558.58
  1995/12/31      17617.33                    18821.66
  1996/01/31      17713.06                    18937.17
  1996/02/29      17354.67                    18551.41
  1996/03/31      17200.27                    18396.43
  1996/04/30      17092.80                    18279.00
  1996/05/31      17059.43                    18248.39
  1996/06/30      17261.13                    18483.96
  1996/07/31      17299.51                    18529.64
  1996/08/31      17262.35                    18488.27
  1996/09/30      17539.86                    18795.11
  1996/10/31      17915.32                    19208.62
  1996/11/30      18216.97                    19542.73
  1996/12/31      18028.26                    19343.27
  1997/01/31      18042.65                    19364.79
  1997/02/28      18050.43                    19391.34
  1997/03/31      17874.84                    19186.14
  1997/04/30      18123.25                    19463.09
  1997/05/31      18257.71                    19630.98
  1997/06/30      18468.50                    19851.24
  1997/07/31      18976.59                    20414.70
  1997/08/31      18792.25                    20212.85
  1997/09/30      19083.12                    20516.82
  1997/10/31      19379.98                    20871.74
  1997/11/30      19453.62                    20978.64
  1997/12/31      19649.43                    21197.95
  1998/01/31      19966.91                    21515.08
  1998/02/28      19890.57                    21456.72
  1998/03/31      19925.27                    21517.47
  1998/04/30      19997.86                    21614.33
  1998/05/31      20198.31                    21836.27
  1998/06/30      20419.86                    22084.52
  1998/07/31      20455.54                    22118.72
  1998/08/31      20867.22                    22694.14
  1998/09/30      21404.12                    23305.91
  1998/10/31      21290.12                    23226.51
  1998/11/30      21302.77                    23234.40
  1998/12/31      21320.26                    23286.30
  1999/01/31      21465.81                    23421.42
  1999/02/28      20933.27                    22864.42
  1999/03/31      21036.19                    22954.18
  1999/04/30      21113.89                    23006.19
IMATRL PRASUN   SHR__CHT 19990430 19990521 152020 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,114 - a 111.14% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,006 - a 130.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                 JULY 3, 1995  (COMMENCEMENT
                                                                                      OF SALE OF INSTITUTIONAL
                                                                                      CLASS SHARES) TO  OCTOBER 31,

                  1999                        1998                     1997   1996    1995

Dividend returns  2.97%                       6.23%                    6.39%  6.54%   2.08%

Capital returns   -3.80%                      3.63%                    1.79%  -1.96%  1.15%

Total returns     -0.83%                      9.86%                    8.18%  4.58%   3.23%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.56(cents)   29.85(cents)   57.56(cents)

Annualized dividend rate      5.74%         6.14%          5.87%

30-day annualized yield       5.37%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.67 over the past one month, $9.80 over the past six months, and $9.81 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Tom silvia)

NOTE TO SHAREHOLDERS: Tom Silvia became Portfolio Manager of Fidelity Advisor Government Investment Fund on December 7, 1998.

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 1999, the fund's Institutional Class shares provided a total return of -0.83%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned -0.61% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned -0.95% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Institutional Class shares had a total return of 5.58%. That return compared to the general U.S. government funds average's 5.12% return and the Lehman Brothers index's 6.44% return.

Q. THE BOND MARKET CAME UNDER PRESSURE DURING THE PAST SIX MONTHS, MAINLY BECAUSE OF A DRAMATIC SHIFT IN INVESTOR SENTIMENT. WHAT WAS BEHIND INVESTORS' FLAGGING OPTIMISM ABOUT BONDS?

A. Repeated signs that the U.S. economy was growing at a faster-than-expected pace - despite weaker conditions in many other parts of the world - doused hopes that the Federal Reserve Board would continue to cut interest rates. That made investors more bearish about the short-term prospects of bonds. In fact, many market observers worried that employment, purchasing and Gross Domestic Product reports were strong enough to warrant the Fed raising - rather than cutting - interest rates in order to stifle any brewing inflationary pressures. In addition, some trouble spots around the globe showed signs of being on the mend. In response to these two factors, investors pushed bond yields - which move in the opposite direction of their prices - significantly higher from November 1998 through April 1999.

Q. HOW DID YOU POSITION THE FUND DURING THE PAST SIX MONTHS?

A. The fund had a much larger weighting - compared to the Lehman Brothers Government Bond Index - in agency securities and a much smaller weighting in U.S. Treasuries. In addition, the fund had between 16% and 24% of its investments in mortgage securities during the period, which are not contained in the index. Throughout the past six months, there was fading demand for the relative safety of U.S. Treasuries and growing demand for higher-yielding bonds, including agency and mortgage securities. In contrast to their performance last fall, agency and mortgage securities generally held up better against rising rates and outpaced their Treasury counterparts over the course of the reporting period.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. In the first four months of 1999, the agency market experienced rather heavy supply. As a result, agency securities didn't perform as well as I would have hoped. But because I believed that agency securities would perform better once supply normalized, I maintained my holdings in them.

Q. WHICH MORTGAGE SECURITIES DID YOU EMPHASIZE?

A. The fund was concentrated in what are known as "seasoned" mortgage securities, made up of home loans that originated between five and 10 years ago. Seasoned mortgages are perceived to be more immunized from increased prepayment activity that typically occurs when interest rates fall. While these seasoned securities suffered from higher-than-expected prepayment activity last fall, they've been among the mortgage sector's best performers more recently.

Q. WHAT'S YOUR OUTLOOK?

A. There's more evidence each day that the worst of the crisis that plagued global financial markets last fall is behind us. Given that, I think we'll enter a more "normal," less volatile market environment than we experienced in late 1998. Against that backdrop, I believe that agency and mortgage securities are poised to do better than Treasuries over the near term. While they had gained some ground on Treasuries, agency and mortgage securities remained, in my view, undervalued relative to Treasuries at the end of the period.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income by investing
in U.S. government securities
and instruments related to
U.S. government securities

START DATE: January 7, 1987

SIZE: as of April 30, 1999
more than $374 million

MANAGER: Tom Silvia, since
December 1998; joined
Fidelity in 1993

TOM SILVIA ON HIS INVESTMENT
APPROACH:

"My investment style and
approach are extremely similar to
those of the fund's previous
portfolio manager. As my
predecessor did, I manage the
fund so that its duration - a
measure of its interest-rate
sensitivity - is in line with the
Lehman Brothers Government
Bond Index. By doing so, I hope to
avoid the problems that can occur
if the fund's duration is too long
when interest rates are on the
rise, or too short when rates are
falling. In addition, I focus my
efforts on other areas where
Fidelity's research efforts can add
value. Those areas include asset
allocation - how the fund is
divided among various sectors of
the bond market - and individual
security selection."

(solid bullet) During the past six months, the manager emphasized non-callable securities - those that can't be redeemed by their issuers before maturity. Bonds typically are called when interest rates fall enough so that issuers can save money by issuing new bonds at lower rates.
A call is usually positive for
issuers because it cuts their
borrowing costs, but bondholders
don't share that enthusiasm.
When a bond is called, a bondholder
is left to reinvest the proceeds,
often at lower interest rates.
Non-callable bonds generally
perform better than callable
securities when interest rates fall.


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
APRIL 30, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                    MONTHS AGO

Zero coupon bonds           1.0                      -

5 - 5.99%                   11.9                     11.6

6 - 6.99%                   43.0                     23.8

7 - 7.99%                   9.9                      8.4

8 - 8.99%                   16.7                     28.7

9 - 9.99%                   9.6                      13.0

10% and over                2.5                      1.6

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          9.0   8.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           5.2   5.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Mortgage
securities 24.2%
U.S. Treasury
obligations 26.5%
U.S. government
agency obligations 43.9%
Short-term
investments 5.4%

Row: 1, Col: 1, Value: 24.2
Row: 1, Col: 2, Value: 26.5
Row: 1, Col: 3, Value: 43.9
Row: 1, Col: 4, Value: 5.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0

AS OF OCTOBER 31, 1998

Mortgage
securities 16.2%
U.S. Treasury
obligations 25.5%
U.S. government
agency obligations 45.4%
Short-term
investments 12.9%

Row: 1, Col: 1, Value: 16.2
Row: 1, Col: 2, Value: 25.5
Row: 1, Col: 3, Value: 45.4
Row: 1, Col: 4, Value: 12.9
Row: 1, Col: 5, Value: 0.0


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 70.4%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 43.9%

Fannie Mae:

6.16% 8/7/28                         $ 8,300,000                     $ 8,340,172

6.5% 7/16/07                          6,000,000                       6,207,180

6.59% 9/17/07                         13,000,000                      13,532,220

Federal Farm Credit Bank:

5.7% 1/18/05                          3,460,000                       3,404,778

5.95% 5/18/05                         2,000,000                       2,019,380

Federal Home Loan Bank:

5.125% 4/17/01                        7,725,000                       7,696,031

5.83% 8/25/05                         8,670,000                       8,705,200

Financing Corp. stripped              4,500,000                       4,031,010
principal 0% 4/6/01

Freddie Mac:

5% 2/15/01                            5,000,000                       4,974,650

5.85% 2/21/06                         1,000,000                       1,004,370

6.33% 9/21/05                         2,800,000                       2,886,632

Government Loan Trusts                992,439                         1,087,624
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             4,641,718                       4,868,373

Class 2-E 9.4% 5/15/02                713,488                         742,242

Class T-3, 9.625% 5/15/02             392,763                         408,316

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1993 C, 5.2% 10/15/04          233,689                         231,039

Series 1993 D, 5.23% 5/15/05          260,638                         257,389

Series 1994 A, 7.12% 4/15/06          11,136,969                      11,547,923

Series 1994 C, 6.61% 9/15/99          12,255                          12,292

Series 1994 F, 8.187% 12/15/04        4,806,795                       5,075,682

Series 1995 A, 6.28% 6/15/04          2,271,176                       2,305,380

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.39% 6/26/06          5,625,000                       5,880,938

Series 1994 B, 7.5% 1/26/06           213,043                         225,785

Series 1997 A, 6.104% 7/15/03         3,000,000                       3,025,800

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust                  $ 249,412                       $ 255,024
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                1,757,875                       1,786,493
8/15/04 (callable)

Series 1996 A1, 6.726%                2,000,000                       2,048,260
9/15/10 (callable)

Private Export Funding Corp.:

secured:

5.65% 3/15/03                         686,000                         686,240

5.82% 6/15/03 (a)                     8,600,000                       8,535,500

6.31% 9/30/04                         19,500,000                      19,949,280

6.86% 4/30/04                         1,007,500                       1,141,153

6.9% 1/31/03                          13,830,000                      14,417,775

7.3% 1/31/02                          1,500,000                       1,567,260

8.35% 1/31/01                         4,000,000                       4,195,000

5.31% 11/15/03 (a)                    1,700,000                       1,653,386

State of Israel (guaranteed           8,000,000                       8,263,360
by U.S. Government through
Agency for International
Development) 6.6% 2/15/08

Tennessee Valley Authority 6%         1,000,000                       1,010,780
11/1/00

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates
Series 99-A:

5.67% 8/1/05                          2,100,000                       2,081,730

5.96% 8/1/09                          1,800,000                       1,773,126

U.S. Trade Trust Certificates         480,000                         514,608
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

                                                                      168,349,381

U.S. TREASURY OBLIGATIONS -
26.5%

U.S. Treasury Bonds:

6.375% 8/15/27                        11,065,000                      11,817,088

6.5% 11/15/26                         3,000,000                       3,246,570

8.875% 8/15/17                        35,905,000                      47,647,012

9% 11/15/18                           16,605,000                      22,481,676

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bonds: -
continued

14% 11/15/11                         $ 3,500,000                     $ 5,295,920

U.S. Treasury Notes 6.25%             10,900,000                      11,043,008
5/31/00

                                                                      101,531,274

TOTAL U.S. GOVERNMENT AND                                             269,880,655
GOVERNMENT AGENCY OBLIGATIONS
(Cost $272,948,077)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 21.8%



FANNIE MAE - 14.5%

5.5% 7/1/09                           2,304,960                       2,252,200

6% 9/1/08 to 11/1/09                  11,295,005                      11,238,996

6.5% 6/1/07 to 4/1/29                 22,059,454                      21,933,720

6.5% 5/1/29                           4,000,000                       3,977,500

7% 4/1/26 to 11/1/28                  11,895,420                      12,054,663

8.25% 12/1/01                         667,690                         695,198

8.5% 9/1/16 to 1/1/17                 90,325                          95,242

9% 11/1/11                            394,015                         414,555

9.25% 9/1/16                          102,696                         109,613

9.5% 11/1/06 to 5/1/20                2,032,759                       2,153,190

11.5% 6/1/19                          370,448                         418,355

12.5% 8/1/15                          16,746                          19,295

                                                                      55,362,527

FREDDIE MAC - 3.5%

6.5% 5/1/08                           237,185                         239,542

6.775% 11/15/03                       4,683,463                       4,774,937

8.5% 8/1/09 to 4/1/27                 4,903,318                       5,150,895

9% 10/1/08 to 10/1/20                 960,421                         1,015,704

9.5% 5/1/21 to 7/1/21                 610,969                         657,451

10.5% 1/1/16 to 12/1/20               453,303                         496,607

11% 7/1/13 to 5/1/14                  448,829                         492,770

12.5% 2/1/10 to 6/1/19                418,160                         478,992

                                                                      13,306,898

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.8%

6.5% 5/15/29                          8,600,000                       8,551,625

7.5% 9/15/06 to 1/15/08               1,931,306                       1,995,722

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9% 5/15/01 to 12/15/09               $ 380,944                       $ 391,486

9.5% 11/15/09 to 11/15/20             1,019,615                       1,094,159

10.5% 8/15/16 to 1/20/18              579,698                         635,542

11% 12/15/15 to 7/15/19               428,481                         479,808

11.5% 3/15/10 to 8/15/20              1,365,761                       1,536,611

13.5% 7/15/11                         48,801                          56,907

                                                                      14,741,860

TOTAL U.S. GOVERNMENT AGENCY                                          83,411,285
- MORTGAGE SECURITIES
(Cost $83,441,462)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.7%



U.S. GOVERNMENT AGENCY - 1.7%

Fannie Mae planned                    2,730,000                       2,761,566
amortization class Series
1993-134 Class GA, 6.5%
2/25/07

Freddie Mac:

Series 1141 Class G, 9%               2,000,000                       2,123,740
9/15/21

Series 1535 Class PM, 7%              1,852,616                       1,860,455
6/15/01

TOTAL COLLATERALIZED MORTGAGE                                         6,745,761
OBLIGATIONS
(Cost $6,673,237)

COMMERCIAL MORTGAGE
SECURITIES - 0.7%



Fannie Mae ACES REMIC                 2,500,721                       2,559,331
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,522,752)


CASH EQUIVALENTS - 5.4%

                                       MATURITY AMOUNT

Investments in repurchase            $ 20,569,481                     20,561,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $20,561,000)

TOTAL INVESTMENT IN                                                 $ 383,158,032
SECURITIES - 100%
(Cost $386,146,528)


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,188,886 or 2.7% of net assets.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $386,220,036. Net unrealized depreciation aggregated $3,062,004, of which $1,284,606 related to appreciated investment securities and $4,346,610 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 383,158,032
value (including repurchase
agreements of $20,561,000)
(cost $386,146,528) - See
accompanying schedule

Commitment to sell securities   $ (12,628,563)
on a delayed delivery basis

Receivable for securities        12,700,117      71,554
sold on a delayed delivery
basis

Receivable for investments                       61,770
sold, regular delivery

Cash                                             101,007

Receivable for fund shares                       1,334,050
sold

Interest receivable                              4,781,388

 TOTAL ASSETS                                    389,507,801

LIABILITIES

Payable for investments          3,999,055
purchased Regular delivery

 Delayed delivery                8,635,714

Payable for fund shares          1,328,350
redeemed

Distributions payable            325,954

Accrued management fee           133,438

Distribution fees payable        137,896

Other payables and accrued       97,498
expenses

 TOTAL LIABILITIES                               14,657,905

NET ASSETS                                      $ 374,849,896

Net Assets consist of:

Paid in capital                                 $ 379,899,000

Undistributed net investment                     386,585
income

Accumulated undistributed net                    (2,518,747)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                      (2,916,942)
(depreciation) on investments

NET ASSETS                                      $ 374,849,896

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM               $9.65
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($12,122,355 (divided by)
1,256,572 shares)

Maximum offering price per           $10.13
share (100/95.25 of $9.65)

CLASS T: NET ASSET VALUE and         $9.65
redemption price per share
($219,080,359 (divided by)
22,710,349 shares)

Maximum offering price per           $10.00
share (100/96.50 of $9.65)

CLASS B: NET ASSET VALUE and         $9.64
offering price per share
($90,216,609 (divided by)
9,358,317 shares) A

CLASS C: NET ASSET VALUE and         $9.65
offering price per share
($29,517,632 (divided by)
3,059,741 shares) A

INSTITUTIONAL CLASS: NET             $9.62
ASSET VALUE, offering price
and redemption price   per
share ($23,912,941 (divided
by) 2,486,870 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED APRIL 30,
                                           1999 (UNAUDITED)

INVESTMENT INCOME                              $ 11,275,918
Interest

EXPENSES

Management fee                  $ 745,639

Transfer agent fees              320,908

Distribution fees                734,665

Accounting fees and expenses     56,003

Custodian fees and expenses      8,249

Registration fees                61,056

Audit                            17,441

Legal                            643

Miscellaneous                    2,219

 Total expenses before           1,946,823
reductions

 Expense reductions              (2,380)        1,944,443

NET INVESTMENT INCOME                           9,331,475

REALIZED AND UNREALIZED GAIN                    (2,445,237)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (10,468,505)

 Delayed delivery commitments    71,554         (10,396,951)

NET GAIN (LOSS)                                 (12,842,188)

NET INCREASE (DECREASE) IN                     $ (3,510,713)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,
                               (UNAUDITED)                      1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,331,475                      $ 12,243,044
income

 Net realized gain (loss)       (2,445,237)                      7,666,008

 Change in net unrealized       (10,396,951)                     482,198
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (3,510,713)                      20,391,250
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,734,784)                      (12,201,221)
from net investment income

Share transactions - net        52,669,275                       141,557,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     39,423,778                       149,747,686
IN NET ASSETS

NET ASSETS

 Beginning of period            335,426,118                      185,678,432

 End of period (including      $ 374,849,896                    $ 335,426,118
undistributed net investment
income of $386,585 and
$789,894, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020                         $ 9.670                  $ 9.490  $ 9.250
period

Income from Investment
Operations

Net investment income D           .274                             .545                     .552     .090

Net realized and unrealized       (.355)                           .368                     .187     .241
gain (loss)

Total from investment             (.081)                           .913                     .739     .331
operations

Less Distributions

From net investment income        (.289)                           (.563)                   (.559)   (.091)

Net asset value, end of period   $ 9.650                          $ 10.020                 $ 9.670  $ 9.490

TOTAL RETURN B, C                 (0.82)%                          9.74%                    8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,122                         $ 7,884                  $ 1,582  $ 223
(000 omitted)

Ratio of expenses to average      .89% A                           .90% F                   .90% F   .90% A, F
net assets

Ratio of net investment           5.68% A                          5.65%                    5.98%    6.28% A
income to average net assets

Portfolio turnover rate           173% A                           243%                     136%     153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.020                         $ 9.670                  $ 9.490    $ 9.670    $ 8.960
period

Income from Investment
Operations

Net investment income           .274 D                           .546 D                   .558 D     .586 D     .594

Net realized  and unrealized    (.359)                           .351                     .171       (.180)     .701
gain (loss)

Total from investment           (.085)                           .897                     .729       .406       1.295
operations

Less Distributions

From net  investment income     (.285)                           (.547)                   (.549)     (.586)     (.585)

From net  realized gain         -                                -                        -          -          -

In excess of  realized gain     -                                -                        -          -          -

Total distributions             (.285)                           (.547)                   (.549)     (.586)     (.585)

Net asset value,  end of       $ 9.650                          $ 10.020                 $ 9.670    $ 9.490    $ 9.670
period

TOTAL RETURN B, C               (0.86)%                          9.56%                    7.97%      4.38%      14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 219,080                        $ 212,933                $ 144,948  $ 217,883  $ 208,620
(000 omitted)

Ratio of expenses to average    .97% A                           1.00% E                  1.00% E    1.00%      .89% E
net assets

Ratio of expenses  to average   .96% A, F                        1.00%                    1.00%      .99% F     .89%
net  assets after  expense
reductions

Ratio of net investment         5.62% A                          5.59%                    5.88%      6.19%      6.34%
income to average net assets

Portfolio turnover rate         173% A                           243%                     136%       153%       261%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.140
period

Income from Investment
Operations

Net investment income           .515

Net realized  and unrealized    (1.031)
gain (loss)

Total from investment           (.516)
operations

Less Distributions

From net  investment income     (.504)

From net  realized gain         (.130)

In excess of  realized gain     (.030)

Total distributions             (.664)

Net asset value,  end of       $ 8.960
period

TOTAL RETURN B, C               (5.27)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 114,453
(000 omitted)

Ratio of expenses to average    .74% E
net assets

Ratio of expenses  to average   .74%
net  assets after  expense
reductions

Ratio of net investment         6.18%
income to average net assets

Portfolio turnover rate         313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.010                         $ 9.660                  $ 9.490   $ 9.670   $ 8.950
period

Income from Investment
Operations

Net investment  income          .241 D                           .475 D                   .494 D    .520 D    .542

Net realized  and unrealized    (.357)                           .359                     .166      (.177)    .693
gain (loss)

Total from investment           (.116)                           .834                     .660      .343      1.235
operations

Less Distributions

From net  investment income     (.254)                           (.484)                   (.490)    (.523)    (.515)

Net asset value,  end of       $ 9.640                          $ 10.010                 $ 9.660   $ 9.490   $ 9.670
period

TOTAL RETURN B, C               (1.17)%                          8.87%                    7.20%     3.69%     14.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 90,217                         $ 74,073                 $ 18,782  $ 17,355  $ 11,766
(000 omitted)

Ratio of expenses to average    1.60% A                          1.65% F                  1.65% F   1.67% F   1.65% F
net assets

Ratio of net investment         4.97% A                          4.92%                    5.24%     5.51%     5.58%
income to average net assets

Portfolio turnover rate         173% A                           243%                     136%      153%      261%



FINANCIAL HIGHLIGHTS - CLASS B

                               YEARS ENDED OCTOBER 31,

                               1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.100
period

Income from Investment
Operations

Net investment  income          .144

Net realized  and unrealized    (.137)
gain (loss)

Total from investment           .007
operations

Less Distributions

From net  investment income     (.157)

Net asset value,  end of       $ 8.950
period

TOTAL RETURN B, C               0.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,062
(000 omitted)

Ratio of expenses to average    1.70% A, F
net assets

Ratio of net investment         5.22% A
income to average net assets

Portfolio turnover rate         313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.020                         $ 9.640
period

Income from Investment
Operations

Net investment income D           .234                             .450

Net realized and unrealized       (.355)                           .398
gain (loss)

Total from investment             (.121)                           .848
operations

Less Distributions

From net investment income        (.249)                           (.468)

Net asset value, end of period   $ 9.650                          $ 10.020

TOTAL RETURN B, C                 (1.22)%                          9.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,518                         $ 14,954
(000 omitted)

Ratio of expenses to average      1.70% A                          1.75% A, F
net assets

Ratio of net investment           4.85% A                          4.74% A
income to average net assets

Portfolio turnover rate           173% A                           243%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.000                         $ 9.650                  $ 9.480   $ 9.670   $ 9.560
of period

Income from Investment
Operations

Net investment income             .286 D                           .570 D                   .580 D    .604 D    .197

Net realized and  unrealized      (.367)                           .352                     .165      (.180)    .108
gain (loss)

Total from investment             (.081)                           .922                     .745      .424      .305
operations

Less Distributions

From net  investment income       (.299)                           (.572)                   (.575)    (.614)    (.195)

Net asset value, end of period   $ 9.620                          $ 10.000                 $ 9.650   $ 9.480   $ 9.670

TOTAL RETURN B, C                 (0.83)%                          9.86%                    8.18%     4.58%     3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,913                         $ 25,582                 $ 20,366  $ 27,660  $ 14,588
(000 omitted)

Ratio of expenses to average      .69% A                           .75% F                   .75% F    .75% F    .75% A, F
net assets

Ratio of net investment           5.89% A                          5.84%                    6.12%     6.43%     6.48% A
income to average net assets

Portfolio turnover rate           173% A                           243%                     136%      153%      261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $336,852,999 and $281,962,335, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 7,645      $ 21

CLASS T    261,806      4,410

CLASS B    357,145      258,642

CLASS C    108,069      102,771

          $ 734,665    $ 365,844

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 67,203     $ 21,517

CLASS T    163,519      52,565

CLASS B    143,355      143,355*

CLASS C    12,410       12,410*

          $ 386,487    $ 229,847

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 11,141   .22

CLASS T                 199,790   .19

CLASS B                 69,733    .18

CLASS C                 19,465    .18

INSTITUTIONAL CLASS     20,779    .17

                       $ 320,908

* ANNUALIZED

ACCOUNTING FEE. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,380 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


                            SIX MONTHS   YEAR ENDED
                            ENDED APRIL  OCTOBER 31,
                            30,1999      1998A

FROM NET INVESTMENT INCOME

Class A                     $ 294,929    $ 172,525

Class T                      6,061,929    8,994,288

Class B                      2,039,801    1,420,172

Class C                      540,393      168,316

Institutional Class          797,732      1,445,920

Total                       $ 9,734,784  $ 12,201,221

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998A                   1999



CLASS A Shares sold              2,133,213                   849,297                $ 20,958,369

Reinvestment of distributions    22,976                      14,303                  224,974

Shares redeemed                  (1,686,494)                 (240,354)               (16,551,603)

Net increase (decrease)          469,695                     623,246                $ 4,631,740

CLASS T Shares sold              9,589,174                   15,886,817             $ 94,261,276

Reinvestment of distributions    506,847                     761,626                 4,970,453

Shares redeemed                  (8,638,679)                 (10,390,224)            (85,098,108)

Net increase (decrease)          1,457,342                   6,258,219              $ 14,133,621

CLASS B Shares sold              4,324,133                   6,584,605              $ 42,433,800

Reinvestment of distributions    156,076                     109,260                 1,529,055

Shares redeemed                  (2,520,939)                 (1,239,115)             (24,767,663)

Net increase (decrease)          1,959,270                   5,454,750              $ 19,195,192

CLASS C Shares sold              2,566,697                   1,742,987              $ 25,199,883

Reinvestment of distributions    29,989                      13,959                  293,262

Shares redeemed                  (1,029,629)                 (264,262)               (10,114,235)

Net increase (decrease)          1,567,057                   1,492,684              $ 15,378,910

INSTITUTIONAL CLASS Shares       451,656                     1,251,693              $ 4,420,942
sold

Reinvestment of distributions    66,738                      126,775                 653,039

Shares redeemed                  (589,496)                   (930,969)               (5,744,169)

Net increase (decrease)          (71,102)                    447,499                $ (670,188)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1998A



CLASS A Shares sold             $ 8,455,738

Reinvestment of distributions    140,529

Shares redeemed                  (2,383,022)

Net increase (decrease)         $ 6,213,245

CLASS T Shares sold             $ 156,318,393

Reinvestment of distributions    7,462,535

Shares redeemed                  (101,764,593)

Net increase (decrease)         $ 62,016,335

CLASS B Shares sold             $ 65,367,580

Reinvestment of distributions    1,074,687

Shares redeemed                  (12,195,223)

Net increase (decrease)         $ 54,247,044

CLASS C Shares sold             $ 17,267,410

Reinvestment of distributions    138,062

Shares redeemed                  (2,621,407)

Net increase (decrease)         $ 14,784,065

INSTITUTIONAL CLASS Shares      $ 12,156,145
sold

Reinvestment of distributions    1,238,963

Shares redeemed                  (9,098,140)

Net increase (decrease)         $ 4,296,968


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3,
1997(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the Fidelity Advisor Government Investment Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 1999. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGOVI-SANN-0699  77842
1.703567.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             15  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    18  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           19  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          2.41%          4.91%        48.31%        127.36%
SECURITIES - CL A

FIDELITY ADV MORTGAGE          -2.45%         -0.07%       41.26%        116.56%
SECURITIES - CL A  (INCL.
4.75% SALES CHARGE)

LB Mortgage                    2.39%          6.16%        48.36%        135.23%

US Mortgage Funds Average      1.55%          5.13%        40.56%        114.26%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          4.91%        8.20%         8.56%
SECURITIES - CL A

FIDELITY ADV MORTGAGE          -0.07%       7.15%         8.03%
SECURITIES - CL A   (INCL.
4.75% SALES CHARGE)

LB Mortgage                    6.16%        8.21%         8.93%

US Mortgage Funds Average      5.13%        7.04%         7.91%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL A       LB Mortgage Backed Secs
             00237                       LB006
  1989/04/30       9525.00                    10000.00
  1989/05/31       9750.43                    10309.65
  1989/06/30       9986.41                    10563.02
  1989/07/31      10165.21                    10802.12
  1989/08/31      10057.85                    10662.11
  1989/09/30      10101.76                    10737.77
  1989/10/31      10302.12                    10983.06
  1989/11/30      10401.39                    11102.08
  1989/12/31      10473.09                    11167.78
  1990/01/31      10376.60                    11089.69
  1990/02/28      10445.72                    11154.85
  1990/03/31      10453.93                    11182.32
  1990/04/30      10363.50                    11081.88
  1990/05/31      10664.79                    11425.72
  1990/06/30      10819.40                    11606.40
  1990/07/31      10976.64                    11807.80
  1990/08/31      10947.61                    11682.33
  1990/09/30      11006.05                    11778.18
  1990/10/31      11118.79                    11911.74
  1990/11/30      11362.09                    12161.34
  1990/12/31      11558.08                    12365.17
  1991/01/31      11678.01                    12553.11
  1991/02/28      11752.78                    12658.93
  1991/03/31      11831.83                    12745.09
  1991/04/30      11959.91                    12862.49
  1991/05/31      12022.09                    12975.58
  1991/06/30      12052.15                    12987.16
  1991/07/31      12225.26                    13206.87
  1991/08/31      12458.89                    13447.05
  1991/09/30      12653.39                    13699.08
  1991/10/31      12802.95                    13926.06
  1991/11/30      12881.22                    14027.03
  1991/12/31      13131.45                    14308.95
  1992/01/31      13068.28                    14143.62
  1992/02/29      13198.32                    14277.44
  1992/03/31      13107.11                    14186.43
  1992/04/30      13229.99                    14325.91
  1992/05/31      13448.35                    14584.13
  1992/06/30      13590.84                    14756.19
  1992/07/31      13567.52                    14885.16
  1992/08/31      13655.28                    15079.03
  1992/09/30      13741.00                    15196.42
  1992/10/31      13604.36                    15063.14
  1992/11/30      13670.12                    15110.26
  1992/12/31      13847.52                    15305.47
  1993/01/31      13973.85                    15506.61
  1993/02/28      14093.53                    15663.86
  1993/03/31      14185.57                    15758.91
  1993/04/30      14284.60                    15840.22
  1993/05/31      14326.90                    15930.42
  1993/06/30      14501.67                    16052.40
  1993/07/31      14581.38                    16116.48
  1993/08/31      14608.54                    16192.41
  1993/09/30      14640.45                    16206.41
  1993/10/31      14666.49                    16253.26
  1993/11/30      14635.83                    16221.49
  1993/12/31      14777.09                    16352.89
  1994/01/31      14913.18                    16514.98
  1994/02/28      14834.54                    16399.74
  1994/03/31      14666.42                    15972.70
  1994/04/30      14602.17                    15855.03
  1994/05/31      14726.48                    15917.77
  1994/06/30      14801.85                    15883.30
  1994/07/31      15038.47                    16201.30
  1994/08/31      15105.85                    16252.46
  1994/09/30      14942.11                    16021.16
  1994/10/31      14972.46                    16012.01
  1994/11/30      14957.52                    15961.93
  1994/12/31      15064.01                    16089.29
  1995/01/31      15348.81                    16433.67
  1995/02/28      15692.43                    16853.17
  1995/03/31      15759.02                    16932.60
  1995/04/30      16007.48                    17173.32
  1995/05/31      16511.14                    17714.80
  1995/06/30      16637.10                    17815.50
  1995/07/31      16674.88                    17846.20
  1995/08/31      16880.64                    18030.91
  1995/09/30      17055.14                    18189.50
  1995/10/31      17244.86                    18351.33
  1995/11/30      17435.80                    18561.08
  1995/12/31      17627.89                    18792.91
  1996/01/31      17772.21                    18934.54
  1996/02/29      17658.97                    18777.30
  1996/03/31      17594.91                    18709.44
  1996/04/30      17558.23                    18656.67
  1996/05/31      17490.25                    18602.28
  1996/06/30      17731.62                    18858.34
  1996/07/31      17794.94                    18927.54
  1996/08/31      17791.01                    18927.27
  1996/09/30      18072.58                    19244.19
  1996/10/31      18406.98                    19621.69
  1996/11/30      18691.36                    19902.53
  1996/12/31      18585.96                    19798.33
  1997/01/31      18702.28                    19945.34
  1997/02/28      18763.25                    20011.85
  1997/03/31      18584.27                    19823.37
  1997/04/30      18872.26                    20139.48
  1997/05/31      19055.97                    20336.57
  1997/06/30      19276.17                    20573.79
  1997/07/31      19621.75                    20961.52
  1997/08/31      19578.96                    20911.71
  1997/09/30      19806.35                    21176.93
  1997/10/31      20014.86                    21411.72
  1997/11/30      20078.76                    21482.00
  1997/12/31      20233.63                    21677.75
  1998/01/31      20437.50                    21893.43
  1998/02/28      20459.71                    21939.74
  1998/03/31      20523.60                    22032.63
  1998/04/30      20642.43                    22157.30
  1998/05/31      20778.63                    22304.59
  1998/06/30      20878.14                    22410.94
  1998/07/31      20958.08                    22524.57
  1998/08/31      21134.73                    22728.94
  1998/09/30      21330.98                    23003.31
  1998/10/31      21145.54                    22973.69
  1998/11/30      21302.17                    23088.13
  1998/12/31      21369.91                    23186.14
  1999/01/31      21486.15                    23351.19
  1999/02/28      21423.79                    23258.84
  1999/03/31      21580.55                    23415.03
  1999/04/30      21656.16                    23523.08
IMATRL PRASUN   SHR__CHT 19990430 19990518 103845 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on April 30, 1989, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,656 - a 116.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,523 - a 135.23% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                      SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  MARCH 3, 1997 (COMMENCEMENT
                                                                          OF SALE OF CLASS A SHARES)
                                                                          TO OCTOBER 31,

                      1999                        1998                    1997


Dividend returns      3.06%                       5.92%                   4.18%

Capital returns       -0.65%                      -0.27%                  2.53%

Total returns         2.41%                       5.65%                   6.71%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.77(cents)   32.91(cents)   64.58(cents)

Annualized dividend rate       5.39%         6.14%          5.91%

30-day annualized yield        n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.77 over the past one month, $10.81 over the past six months, and $10.93 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          2.46%          4.90%        48.21%        127.21%
SECURITIES - CL T

FIDELITY ADV MORTGAGE          -1.13%         1.23%        43.02%        119.25%
SECURITIES - CL T  (INCL.
3.50% SALES CHARGE)

LB Mortgage                    2.39%          6.16%        48.36%        135.23%

US Mortgage Funds Average      1.55%          5.13%        40.56%        114.26%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          4.90%        8.19%         8.55%
SECURITIES - CL T

FIDELITY ADV MORTGAGE          1.23%        7.42%         8.17%
SECURITIES - CL T    (INCL.
3.50% SALES CHARGE)

LB Mortgage                    6.16%        8.21%         8.93%

US Mortgage Funds Average      5.13%        7.04%         7.91%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL T       LB Mortgage Backed Secs
             00239                       LB006
  1989/04/30       9650.00                    10000.00
  1989/05/31       9878.39                    10309.65
  1989/06/30      10117.46                    10563.02
  1989/07/31      10298.61                    10802.12
  1989/08/31      10189.84                    10662.11
  1989/09/30      10234.33                    10737.77
  1989/10/31      10437.32                    10983.06
  1989/11/30      10537.89                    11102.08
  1989/12/31      10610.53                    11167.78
  1990/01/31      10512.78                    11089.69
  1990/02/28      10582.80                    11154.85
  1990/03/31      10591.12                    11182.32
  1990/04/30      10499.51                    11081.88
  1990/05/31      10804.75                    11425.72
  1990/06/30      10961.39                    11606.40
  1990/07/31      11120.69                    11807.80
  1990/08/31      11091.27                    11682.33
  1990/09/30      11150.48                    11778.18
  1990/10/31      11264.71                    11911.74
  1990/11/30      11511.20                    12161.34
  1990/12/31      11709.76                    12365.17
  1991/01/31      11831.27                    12553.11
  1991/02/28      11907.02                    12658.93
  1991/03/31      11987.10                    12745.09
  1991/04/30      12116.86                    12862.49
  1991/05/31      12179.86                    12975.58
  1991/06/30      12210.32                    12987.16
  1991/07/31      12385.70                    13206.87
  1991/08/31      12622.39                    13447.05
  1991/09/30      12819.44                    13699.08
  1991/10/31      12970.97                    13926.06
  1991/11/30      13050.27                    14027.03
  1991/12/31      13303.78                    14308.95
  1992/01/31      13239.78                    14143.62
  1992/02/29      13371.53                    14277.44
  1992/03/31      13279.12                    14186.43
  1992/04/30      13403.61                    14325.91
  1992/05/31      13624.84                    14584.13
  1992/06/30      13769.20                    14756.19
  1992/07/31      13745.57                    14885.16
  1992/08/31      13834.48                    15079.03
  1992/09/30      13921.33                    15196.42
  1992/10/31      13782.90                    15063.14
  1992/11/30      13849.52                    15110.26
  1992/12/31      14029.24                    15305.47
  1993/01/31      14157.24                    15506.61
  1993/02/28      14278.49                    15663.86
  1993/03/31      14371.73                    15758.91
  1993/04/30      14472.06                    15840.22
  1993/05/31      14514.91                    15930.42
  1993/06/30      14691.98                    16052.40
  1993/07/31      14772.74                    16116.48
  1993/08/31      14800.25                    16192.41
  1993/09/30      14832.58                    16206.41
  1993/10/31      14858.97                    16253.26
  1993/11/30      14827.91                    16221.49
  1993/12/31      14971.02                    16352.89
  1994/01/31      15108.89                    16514.98
  1994/02/28      15029.22                    16399.74
  1994/03/31      14858.89                    15972.70
  1994/04/30      14793.80                    15855.03
  1994/05/31      14919.74                    15917.77
  1994/06/30      14996.10                    15883.30
  1994/07/31      15235.82                    16201.30
  1994/08/31      15304.09                    16252.46
  1994/09/30      15138.21                    16021.16
  1994/10/31      15168.95                    16012.01
  1994/11/30      15153.81                    15961.93
  1994/12/31      15261.70                    16089.29
  1995/01/31      15550.24                    16433.67
  1995/02/28      15898.37                    16853.17
  1995/03/31      15965.84                    16932.60
  1995/04/30      16217.55                    17173.32
  1995/05/31      16727.82                    17714.80
  1995/06/30      16855.43                    17815.50
  1995/07/31      16893.71                    17846.20
  1995/08/31      17102.17                    18030.91
  1995/09/30      17278.96                    18189.50
  1995/10/31      17471.17                    18351.33
  1995/11/30      17664.62                    18561.08
  1995/12/31      17859.23                    18792.91
  1996/01/31      18005.44                    18934.54
  1996/02/29      17890.71                    18777.30
  1996/03/31      17825.81                    18709.44
  1996/04/30      17788.65                    18656.67
  1996/05/31      17719.78                    18602.28
  1996/06/30      17964.32                    18858.34
  1996/07/31      18028.47                    18927.54
  1996/08/31      18024.49                    18927.27
  1996/09/30      18309.75                    19244.19
  1996/10/31      18648.54                    19621.69
  1996/11/30      18936.65                    19902.53
  1996/12/31      18829.87                    19798.33
  1997/01/31      18947.72                    19945.34
  1997/02/28      19009.48                    20011.85
  1997/03/31      18826.75                    19823.37
  1997/04/30      19116.44                    20139.48
  1997/05/31      19300.81                    20336.57
  1997/06/30      19522.64                    20573.79
  1997/07/31      19871.68                    20961.52
  1997/08/31      19845.57                    20911.71
  1997/09/30      20056.06                    21176.93
  1997/10/31      20265.60                    21411.72
  1997/11/30      20328.62                    21482.00
  1997/12/31      20502.62                    21677.75
  1998/01/31      20694.34                    21893.43
  1998/02/28      20718.00                    21939.74
  1998/03/31      20800.71                    22032.63
  1998/04/30      20900.47                    22157.30
  1998/05/31      21036.72                    22304.59
  1998/06/30      21135.74                    22410.94
  1998/07/31      21215.03                    22524.57
  1998/08/31      21392.00                    22728.94
  1998/09/30      21588.88                    23003.31
  1998/10/31      21399.58                    22973.69
  1998/11/30      21573.68                    23088.13
  1998/12/31      21642.27                    23186.14
  1999/01/31      21758.40                    23351.19
  1999/02/28      21693.73                    23258.84
  1999/03/31      21830.34                    23415.03
  1999/04/30      21925.30                    23523.08
IMATRL PRASUN   SHR__CHT 19990430 19990518 111958 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on April 30, 1989, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,925 - a 119.25% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,523 - a 135.23% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                     SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,   MARCH 3, 1997 (COMMENCEMENT
                                                                          OF SALE OF CLASS T SHARES)
                                                                          TO OCTOBER 31,

                      1999                        1998                    1997


Dividend returns      3.01%                       5.87%                   4.12%

Capital returns       -0.55%                      -0.27%                  2.53%

Total returns         2.46%                       5.60%                   6.65%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.68(cents)   32.37(cents)   63.51(cents)

Annualized dividend rate       5.29%         6.03%          5.81%

30-day annualized yield        5.16%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.77 over the past one month, $10.82 over the past six months, and $10.93 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.15%.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          2.14%          4.14%        46.01%        123.84%
SECURITIES - CL B

FIDELITY ADV MORTGAGE          -2.77%         -0.74%       44.01%        123.84%
SECURITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB Mortgage                    2.39%          6.16%        48.36%        135.23%

US Mortgage Funds Average      1.55%          5.13%        40.56%        114.26%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          4.14%        7.86%         8.39%
SECURITIES - CL B

FIDELITY ADV MORTGAGE          -0.74%       7.57%         8.39%
SECURITIES - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB Mortgage                    6.16%        8.21%         8.93%

US Mortgage Funds Average      5.13%        7.04%         7.91%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL B       LB Mortgage Backed Secs
             00238                       LB006
  1989/04/30      10000.00                    10000.00
  1989/05/31      10236.68                    10309.65
  1989/06/30      10484.42                    10563.02
  1989/07/31      10672.14                    10802.12
  1989/08/31      10559.42                    10662.11
  1989/09/30      10605.52                    10737.77
  1989/10/31      10815.87                    10983.06
  1989/11/30      10920.10                    11102.08
  1989/12/31      10995.37                    11167.78
  1990/01/31      10894.07                    11089.69
  1990/02/28      10966.64                    11154.85
  1990/03/31      10975.25                    11182.32
  1990/04/30      10880.32                    11081.88
  1990/05/31      11196.63                    11425.72
  1990/06/30      11358.95                    11606.40
  1990/07/31      11524.03                    11807.80
  1990/08/31      11493.55                    11682.33
  1990/09/30      11554.90                    11778.18
  1990/10/31      11673.27                    11911.74
  1990/11/30      11928.70                    12161.34
  1990/12/31      12134.47                    12365.17
  1991/01/31      12260.38                    12553.11
  1991/02/28      12338.88                    12658.93
  1991/03/31      12421.87                    12745.09
  1991/04/30      12556.34                    12862.49
  1991/05/31      12621.61                    12975.58
  1991/06/30      12653.18                    12987.16
  1991/07/31      12834.92                    13206.87
  1991/08/31      13080.20                    13447.05
  1991/09/30      13284.39                    13699.08
  1991/10/31      13441.42                    13926.06
  1991/11/30      13523.59                    14027.03
  1991/12/31      13786.30                    14308.95
  1992/01/31      13719.98                    14143.62
  1992/02/29      13856.50                    14277.44
  1992/03/31      13760.74                    14186.43
  1992/04/30      13889.75                    14325.91
  1992/05/31      14119.01                    14584.13
  1992/06/30      14268.60                    14756.19
  1992/07/31      14244.11                    14885.16
  1992/08/31      14336.25                    15079.03
  1992/09/30      14426.25                    15196.42
  1992/10/31      14282.80                    15063.14
  1992/11/30      14351.83                    15110.26
  1992/12/31      14538.07                    15305.47
  1993/01/31      14670.71                    15506.61
  1993/02/28      14796.36                    15663.86
  1993/03/31      14892.98                    15758.91
  1993/04/30      14996.96                    15840.22
  1993/05/31      15041.36                    15930.42
  1993/06/30      15224.85                    16052.40
  1993/07/31      15308.54                    16116.48
  1993/08/31      15337.05                    16192.41
  1993/09/30      15370.55                    16206.41
  1993/10/31      15397.89                    16253.26
  1993/11/30      15365.71                    16221.49
  1993/12/31      15514.01                    16352.89
  1994/01/31      15656.88                    16514.98
  1994/02/28      15574.32                    16399.74
  1994/03/31      15397.82                    15972.70
  1994/04/30      15330.36                    15855.03
  1994/05/31      15460.87                    15917.77
  1994/06/30      15540.00                    15883.30
  1994/07/31      15788.42                    16201.30
  1994/08/31      15859.16                    16252.46
  1994/09/30      15687.26                    16021.16
  1994/10/31      15719.12                    16012.01
  1994/11/30      15703.43                    15961.93
  1994/12/31      15815.23                    16089.29
  1995/01/31      16114.24                    16433.67
  1995/02/28      16474.99                    16853.17
  1995/03/31      16544.91                    16932.60
  1995/04/30      16805.75                    17173.32
  1995/05/31      17334.53                    17714.80
  1995/06/30      17466.77                    17815.50
  1995/07/31      17506.44                    17846.20
  1995/08/31      17722.46                    18030.91
  1995/09/30      17905.66                    18189.50
  1995/10/31      18104.84                    18351.33
  1995/11/30      18305.30                    18561.08
  1995/12/31      18506.97                    18792.91
  1996/01/31      18658.49                    18934.54
  1996/02/29      18539.60                    18777.30
  1996/03/31      18472.34                    18709.44
  1996/04/30      18433.84                    18656.67
  1996/05/31      18362.46                    18602.28
  1996/06/30      18615.87                    18858.34
  1996/07/31      18682.35                    18927.54
  1996/08/31      18678.23                    18927.27
  1996/09/30      18973.84                    19244.19
  1996/10/31      19324.91                    19621.69
  1996/11/30      19623.47                    19902.53
  1996/12/31      19512.82                    19798.33
  1997/01/31      19634.94                    19945.34
  1997/02/28      19698.95                    20011.85
  1997/03/31      19499.13                    19823.37
  1997/04/30      19790.37                    20139.48
  1997/05/31      19950.63                    20336.57
  1997/06/30      20187.38                    20573.79
  1997/07/31      20517.93                    20961.52
  1997/08/31      20478.69                    20911.71
  1997/09/30      20685.07                    21176.93
  1997/10/31      20908.76                    21411.72
  1997/11/30      20943.65                    21482.00
  1997/12/31      21111.56                    21677.75
  1998/01/31      21316.80                    21893.43
  1998/02/28      21330.60                    21939.74
  1998/03/31      21384.47                    22032.63
  1998/04/30      21494.74                    22157.30
  1998/05/31      21623.01                    22304.59
  1998/06/30      21693.55                    22410.94
  1998/07/31      21782.37                    22524.57
  1998/08/31      21951.91                    22728.94
  1998/09/30      22142.09                    23003.31
  1998/10/31      21915.62                    22973.69
  1998/11/30      22083.94                    23088.13
  1998/12/31      22141.48                    23186.14
  1999/01/31      22248.11                    23351.19
  1999/02/28      22169.70                    23258.84
  1999/03/31      22298.16                    23415.03
  1999/04/30      22384.01                    23523.08
IMATRL PRASUN   SHR__CHT 19990430 19990518 105716 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $22,384 - a 123.84% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,523 a 135.23% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                     SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  MARCH 3, 1997 (COMMENCEMENT
                                                                         OF SALE OF CLASS B SHARES)
                                                                         TO OCTOBER 31,

                      1999                        1998                   1997

Dividend returns      2.70%                       5.19%                  3.66%

Capital returns       -0.56%                      -0.37%                 2.52%

Total returns         2.14%                       4.82%                  6.18%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.13(cents)   28.97(cents)   56.45(cents)

Annualized dividend rate       4.67%         5.40%          5.17%

30-day annualized yield        4.72%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.76 over the past one month, $10.81 over the past six months, and $10.92 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 1999, the fund's Class A, Class T and Class B shares provided total returns of 2.41%, 2.46% and 2.14%, respectively. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.55% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage Securities Index - which tracks the types of securities in which the fund invests - returned 2.39% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Class A, Class T and Class B shares had total returns of 4.91%, 4.90% and 4.14%, respectively. Those returns compared to the U.S. mortgage funds average's 5.13% return and the Lehman Brothers index's 6.16% return.

Q. WHAT FACTORS INFLUENCED THE PERFORMANCE OF THE MORTGAGE MARKET
DURING THE PAST SIX MONTHS?

A. There were two factors: a flight from quality and a slowdown in prepayment activity. Amid a more upbeat global economic view, the demand for U.S. Treasuries began to fade. Rather than flocking to the relative safety and liquidity of Treasuries, investors increasingly favored fixed-income securities that offered higher yields. In addition, rising interest rates calmed fears of prepayments.

Q. WHY DID THE FUND OUTPACE ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund's larger-than-average stake in commercial mortgage securities (CMS) performed quite well and was the largest contributor to the fund's outperformance during the past six months. Commercial mortgage securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. Last fall, the CMS market was hurt by credit concerns and a lack of liquidity. But when optimism and liquidity returned in 1999, CMS securities snapped back.

Q. WHICH MORTGAGE SECURITIES DID YOU EMPHASIZE?

A. The fund was concentrated in relatively newly issued loans and those known as "seasoned" securities, made up of home loans that originated between five and 10 years ago. Brand new mortgages carry less refinancing risk since homeowners aren't very likely to turn around and refinance right after taking out a home loan. Surprisingly, perhaps, fewer homeowners with seasoned loans chose to refinance their mortgages even after being presented with several attractive opportunities to cut their mortgage rates. Because of this reluctance to refinance, seasoned mortgages are perceived to be more immunized from increased prepayment activity that typically occurs when interest rates fall. That wasn't necessarily the case early on in the period when seasoned securities suffered from higher-than-expected prepayment activity last fall. More recently, however, they've enjoyed a significant turnaround and have been among the mortgage sector's best performers.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The fund had a relatively small exposure to mortgage securities issued in 1992 and 1993. These moderately seasoned mortgages - which had suffered more than older securities last fall - also bounded back better in 1999.

Q. WHAT'S YOUR OUTLOOK?

A. There's more evidence each day that the worst of the crisis that plagued global financial markets last fall is behind us. Given that, I think we'll enter a more "normal," less volatile market environment than we experienced in late 1998. Against that backdrop, I believe that mortgage securities are poised to do better than Treasuries over the near term. While they had gained some ground on Treasuries, mortgage securities remained undervalued relative to them at the end of the period. To the extent that investors look for attractively priced, higher-yielding alternatives to Treasuries, mortgage securities may benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income by
investing in investment-grade
mortgage-related securities of
all kinds

START DATE: December 31, 1984

SIZE: as of April 30, 1999
more than $497 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MANAGING THE
FUND'S DURATION:

"My overall objective in managing
the fund is to limit relative
prepayment risk. One way I do that
is through the use of commercial
mortgage securities, which typically
have a much longer average life
than other mortgage securities.
The loans underlying commercial
mortgage securities usually have
prepayment restrictions built into
their structure, so they can help
reduce a fund's prepayment risk
when interest rates are falling.
However, fixed-rate commercial
mortgage securities tend to lengthen
the fund's duration - which
measures its sensitivity to
interest-rate changes. The longer
the fund's duration, the more its
share price will fall when rates
rise and vice versa. Since I
manage the fund so that its
duration is in line with the Lehman
Brothers Mortgage Securities
Index, I generally need to offset
longer-duration commercial
mortgage securities with
shorter-duration securities. Putting
some money into cash is one
option, although it doesn't provide
the fund with any additional yield.
That's why I generally prefer
higher-yielding alternatives
known as `floaters.' These
securities are backed by
commercial mortgages, but their
interest rates adjust, or float, each
month."


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
APRIL 30, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                3.1                      3.3

6 - 6.99%                   45.7                     21.3

7 - 7.99%                   23.3                     47.6

8 - 8.99%                   8.4                      17.1

9 - 9.99%                   5.1                      6.5

10% and over                3.0                      4.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          5.2   4.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           3.5   2.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Mortgage
securities 73.7%
CMOs and other
mortgage related
securities 14.9%
Short-term
investments 11.4%

Row: 1, Col: 1, Value: 73.7
Row: 1, Col: 2, Value: 14.9
Row: 1, Col: 3, Value: 11.4

AS OF OCTOBER 31, 1998

Mortgage
securities 83.9%
CMOs and other
mortgage related
securities 15.9%
Short-term
investments 0.2%

Row: 1, Col: 1, Value: 83.90000000000001
Row: 1, Col: 2, Value: 15.9
Row: 1, Col: 1, Value: 0.2


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 73.7%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 40.7%

6% 10/1/28 to 4/1/29               $ 35,796,473                    $ 34,688,930

6.5% 9/1/10 to 4/1/29 (c)           95,997,930                      95,418,133

6.5% 5/1/29 (b)                     35,000,000                      34,803,125

7% 12/1/20 to 4/1/29                47,951,361                      48,587,278

7% 5/1/29 (b)                       450,000                         456,188

7.5% 3/1/22 to 12/1/28              5,762,326                       5,926,492

7.5% 5/1/29 (b)                     325,000                         334,141

7.5% 5/1/29 (b)                     1,460,000                       1,501,063

8% 1/1/07 to 7/1/08                 67,113                          68,514

8.25% 1/1/13                        91,203                          95,329

8.5% 11/1/03 to 12/1/26             10,403,665                      10,924,486

8.75% 11/1/08 to 7/1/09             172,545                         179,672

9% 1/1/08 to 2/1/13                 635,347                         666,912

9.5% 5/1/03 to 8/1/22               6,185,524                       6,481,948

11% 12/1/02 to 8/1/10               1,578,198                       1,712,737

12.25% 5/1/13 to 6/1/15             292,988                         334,217

12.5% 11/1/14 to 3/1/16             422,826                         485,287

12.75% 6/1/13 to 6/1/15             75,411                          86,184

13.5% 9/1/13 to 12/1/14             154,298                         182,698

14% 11/1/14                         42,116                          50,289

                                                                    242,983,623

FREDDIE MAC - 12.3%

5% 7/1/10                           3,058,514                       2,926,615

6.5% 1/1/24 to 9/1/24               23,963,117                      23,878,609

7% 5/1/99 to 7/1/01                 289,478                         290,577

7% 5/1/29 (b)                       13,000,000                      13,195,000

7.5% 1/1/28 to 3/1/28               3,442,987                       3,538,737

8% 10/1/07 to 4/1/21                823,193                         860,630

8.5% 11/1/03 to 12/1/25             13,412,085                      14,084,411

9% 9/1/08 to 5/1/21                 8,558,054                       9,075,001

10% 1/1/09 to 5/1/19                1,419,436                       1,519,576

10.5% 8/1/10 to 12/1/20 (d)         1,539,370                       1,683,872

11.5% 4/1/12                        74,801                          83,099

11.75% 6/1/11                       33,663                          37,568

12.25% 6/1/14 to 7/1/15             164,411                         186,734

12.5% 5/1/12 to 12/1/14             727,300                         826,001

12.75% 6/1/05 to 3/1/15             133,337                         147,952

13% 1/1/11 to 6/1/15                1,181,465                       1,358,266

                                                                    73,692,648

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 20.7%

6.5% 4/15/29                       $ 1,999,800                     $ 1,986,661

6.5% 5/15/29 (b)                    51,600,000                      51,309,750

7% 5/15/23 to 10/15/28              6,775,449                       6,877,133

7.5% 7/15/05 to 9/15/27             16,553,168                      17,090,179

8% 4/15/02 to 12/15/27              21,435,544                      22,331,547

8.5% 7/15/16 to 6/15/18             2,303,204                       2,445,072

9% 10/15/04 to 4/20/18              7,042,519                       7,529,003

9.5% 6/15/09 to 12/15/24            3,857,144                       4,121,620

10% 12/15/17 to 1/15/26             6,338,261                       6,880,798

10.5% 8/15/00 to 2/20/18            823,457                         897,314

11% 1/15/10 to 9/15/19              1,525,920                       1,709,025

11.5% 10/15/10                      29,732                          33,283

13% 10/15/13                        87,819                          102,419

13.5% 7/15/11 to 10/15/14           70,278                          82,250

                                                                    123,396,054

TOTAL U.S. GOVERNMENT AGENCY                                        440,072,325
- MORTGAGE SECURITIES
(Cost $439,209,357)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%



U.S. GOVERNMENT AGENCY - 0.4%

Freddie Mac planned                 2,268,516                       2,389,723
amortization class Series 70
Class C, 9% 9/15/20 (Cost
$2,382,296)

COMMERCIAL MORTGAGE
SECURITIES - 14.5%



ACP Mortgage LP Series 1            2,322,961                       2,168,251
Class E, 6.9509% 2/28/28
(a)(e)

Bankers Trust II Series             5,000,000                       4,999,219
1999-S1A, 7.0925% 2/28/14
(a)(e)

Bankers Trust REMIC Trust           3,890,000                       3,899,117
1988-1 floater Series
1998-S1A Class D, 5.7869%
11/28/02 (a)(e)

CBM Funding Corp. sequential        2,300,000                       2,347,797
pay Series 1996-1 Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,850,625
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,521,063
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

Federal Deposit Insurance          $ 4,698,057                     $ 4,723,015
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,           1,600,000                       1,427,072
6.9707% 4/13/31 (a)(e)

Series 1999-GSFL II Class F,        4,500,000                       4,431,150
7.6634% 11/13/13 (a)(e)

Nomura Asset Securities Corp.       15,000,000                      14,076,563
Series 1998-D6 Class A-4,
7.5963% 3/17/28 (e)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 5.8263% 2/15/34          7,900,000                       7,277,258
(a)(e)

Class A-5, 6.1763% 2/15/34          5,278,196                       4,753,263
(a)(e)

Structured Asset Securities
Corp.:

floater Series 1997-C1 Class        4,228,479                       4,223,193
C, 5.3869% 6/25/15 (a)(e)

Series 1992-M1 Class C, 7.05%       3,192,522                       2,910,682
11/25/02

Thirteen Affiliates of              18,200,000                      17,618,510
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           86,226,778
SECURITIES
(Cost $89,192,800)

COMMERCIAL PAPER - 8.3%



Lehman Brothers Holdings,           24,800,000                      24,624,498
Inc. 5.15% 6/16/99

MCI WorldCom, Inc. 5.08%            24,800,000                      24,753,512
5/17/99

TOTAL COMMERCIAL PAPER                                              49,378,010
(Cost $49,373,762)


CASH EQUIVALENTS - 3.1%

                                    MATURITY AMOUNT

Investments in repurchase         $ 18,789,748                      18,782,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $18,782,000)

TOTAL INVESTMENT IN                                               $ 596,848,836
SECURITIES - 100%
(Cost $598,940,215)



FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

SOLD

90 U.S. Treasury Note Contracts  Jun. 1999            $ 10,002,657                $ (24,447)

The face value of futures sold as a percentage of investment in securities - 1.7%


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,797,033 or 10.2% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) A portion of these securities were sold on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $120,573.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $599,005,337. Net unrealized depreciation aggregated $2,156,501, of which $3,365,543 related to appreciated investment securities and $5,522,044 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 596,848,836
value (including repurchase
agreements of $18,782,000)
(cost $598,940,215) - See
accompanying schedule

Commitment to sell securities   $ (59,662,500)
on a delayed delivery basis

Receivable for securities        60,007,031      344,531
sold on a delayed delivery
basis

Receivable for investments                       653,925
sold, regular delivery

Cash                                             387

Receivable for fund shares                       1,283,733
sold

Interest receivable                              2,551,514

Receivable for daily                             66,093
variation on futures
contracts

 TOTAL ASSETS                                    601,749,019

LIABILITIES

Payable for investments          102,454,570
purchased on a  delayed
delivery basis

Payable for fund shares          719,992
redeemed

Distributions payable            368,736

Accrued management fee           176,425

Distribution fees payable        15,949

Other payables and accrued       151,373
expenses

 TOTAL LIABILITIES                               103,887,045

NET ASSETS                                      $ 497,861,974

Net Assets consist of:

Paid in capital                                 $ 498,789,591

Undistributed net investment                     1,626,403
income

Accumulated undistributed net                    (782,725)
realized  gain (loss) on
investments

Net unrealized appreciation                      (1,771,295)
(depreciation) on investments

NET ASSETS                                      $ 497,861,974

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.74
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,811,913 (divided by)
261,701 shares)

Maximum offering price per         $11.28
share (100/95.25 of $10.74)

CLASS T: NET ASSET VALUE and       $10.75
redemption price per share
($26,236,920 (divided by)
2,440,770 shares)

Maximum offering price per         $11.14
share (100/96.50 of $10.75)

CLASS B: NET ASSET VALUE and       $10.74
offering price per share
($14,371,823 (divided by)
1,338,060 shares) A

INITIAL CLASS: NET ASSET           $10.75
VALUE, offering price and
redemption price per   share
($436,083,451 (divided by)
40,554,323 shares)

INSTITUTIONAL CLASS: NET           $10.73
ASSET VALUE, offering price
and redemption price per
share ($18,357,867 (divided
by) 1,710,136 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 17,376,672
Interest

EXPENSES

Management fee                  $ 1,079,205

Transfer agent fees              477,237

Distribution fees                77,353

Accounting fees and expenses     80,220

Non-interested trustees'         1,014
compensation

Custodian fees and expenses      44,364

Registration fees                64,930

Audit                            27,033

Legal                            7,312

 Total expenses before           1,858,668
reductions

 Expense reductions              (16,651)      1,842,017

NET INVESTMENT INCOME                          15,534,655

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (1,272,999)

 Futures contracts               294,559       (978,440)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (2,185,674)

 Futures contracts               91,406

 Delayed delivery commitments    161,219       (1,933,049)

NET GAIN (LOSS)                                (2,911,489)

NET INCREASE (DECREASE) IN                    $ 12,623,166
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 15,534,655                $ 32,333,262
income

 Net realized gain (loss)       (978,440)                   8,605,529

 Change in net unrealized       (1,933,049)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     12,623,166                  29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,607,628)                (30,575,427)
From net investment income

 From net realized gain         (6,924,551)                 (1,430,037)

 TOTAL DISTRIBUTIONS            (22,532,179)                (32,005,464)

Share transactions - net        (2,286,702)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (12,195,715)                (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                 531,905,611

 End of period (including      $ 497,861,974               $ 510,057,689
undistributed net investment
income of $1,626,403 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  G      1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960                         $ 11.020                $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment incomeD            .324                             .669                    .170         .268

Net realized and unrealized       (.065)                           (.061)                  .048         .224
gain (loss)

Total from investment             .259                             .608                    .218         .492
operations

Less Distributions

From net investment income        (.329)                           (.638)                  (.168)       (.272)

From net realized gain            (.150)                           (.030)                  (.080)       -

Total distributions               (.479)                           (.668)                  (.248)       (.272)

Net asset value, end of period   $ 10.740                         $ 10.960                $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.41%                            5.65%                   2.00%        4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,812                          $ 1,865                 $ 1,648      $ 1,586
(000 omitted)

Ratio of expenses to average      .90%  A, F                       .90%  F                 .90%  A, F   .90%  A, F
net assets

Ratio of net investment           6.07%  A                         6.01%                   6.18%  A     6.09%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  G        1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960                         $ 11.020                $ 11.050       $ 10.830
period

Income from Investment
Operations

Net investment income  D          .320                             .665                    .167           .255

Net realized and unrealized       (.056)                           (.063)                  .048           .233
gain (loss)

Total from investment             .264                             .602                    .215           .488
operations

Less Distributions

From net investment income        (.324)                           (.632)                  (.165)         (.268)

From net realized gain            (.150)                           (.030)                  (.080)         -

Total distributions               (.474)                           (.662)                  (.245)         (.268)

Net asset value, end of period   $ 10.750                         $ 10.960                $ 11.020       $ 11.050

TOTAL RETURN B, C                 2.46%                            5.60%                   1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 26,237                         $ 19,103                $ 14,649       $ 12,193
(000 omitted)

Ratio of expenses to average      1.00%  A,  F                     1.00%  F                1.00%  A,  F   1.00%  A,  F
net assets

Ratio of net investment           5.99%  A                         6.05%                   6.10%  A       5.99%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997 G         1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950                         $ 11.020                $ 11.040       $ 10.830
period

Income from Investment
Operations

Net investment income D           .283                             .584                    .142           .234

Net realized and unrealized       (.053)                           (.064)                  .065           .214
gain (loss)

Total from investment             .230                             .520                    .207           .448
operations

Less Distributions

From net investment income        (.290)                           (.560)                  (.147)         (.238)

From net realized gain            (.150)                           (.030)                  (.080)         -

Total distributions               (.440)                           (.590)                  (.227)         (.238)

Net asset value, end of period   $ 10.740                         $ 10.950                $ 11.020       $ 11.040

TOTAL RETURN B, C                 2.14%                            4.82%                   1.90%          4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,372                         $ 7,840                 $ 1,587        $ 823
(000 omitted)

Ratio of expenses to average      1.65%  A,  F                     1.65%  F                1.65%  A,  F   1.65%  A,  F
net assets

Ratio of net investment           5.32%  A                         5.37%                   5.32%  A       5.34%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 (UNAUDITED)                      1998                     1997 F     1997  G    1996  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.970                         $ 11.020                 $ 11.050   $ 10.780   $ 10.890
period

Income from Investment
Operations

Net investment income             .338 D                           .700 D                   .176 D     .678 D     .729

Net realized and unrealized       (.068)                           (.056)                   .047       .391       (.015)
gain (loss)

Total from investment             .270                             .644                     .223       1.069      .714
operations

Less Distributions

From net investment income        (.340)                           (.664)                   (.173)     (.689)     (.724)

From net realized gain            (.150)                           (.030)                   (.080)     (.110)     (.100)

In excess of net realized gain    -                                -                        -          -          -

Total distributions               (.490)                           (.694)                   (.253)     (.799)     (.824)

Net asset value, end of period   $ 10.750                         $ 10.970                 $ 11.020   $ 11.050   $ 10.780

TOTAL RETURN B, C                 2.51%                            5.99%                    2.05%      10.34%     6.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 436,083                        $ 459,212                $ 494,304  $ 506,113  $ 488,162
(000 omitted)

Ratio of expenses to average      .71%  A                          .71%                     .72%  A    .73%       .74%
net assets

Ratio of expenses to average      .71%  A                          .71%                     .72%  A    .73%       .73% E
net assets after expense
reductions

Ratio of net investment           6.30%  A                         6.34%                    6.36%  A   6.26%      6.75%
income to average net assets

Portfolio turnover rate           243%  A                          262%                     125%  A    149%       221%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 1995  G    1994  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.580   $ 10.910
period

Income from Investment
Operations

Net investment income             .772       .570

Net realized and unrealized       .325       (.242)
gain (loss)

Total from investment             1.097      .328
operations

Less Distributions

From net investment income        (.737)     (.588)

From net realized gain            -          (.040)

In excess of net realized gain    (.050)     (.030)

Total distributions               (.787)     (.658)

Net asset value, end of period   $ 10.890   $ 10.580

TOTAL RETURN B, C                 10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 416,241  $ 365,801
(000 omitted)

Ratio of expenses to average      .77%       .79%
net assets

Ratio of expenses to average      .77%       .79%
net assets after expense
reductions

Ratio of net investment           7.37%      6.73%
income to average net assets

Portfolio turnover rate           329%       563%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.
G FOR THE YEAR ENDED JULY 31.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  H       1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950                         $ 11.010                $ 11.040      $ 10.830
period

Income from Investment
Operations

Net investment income D           .337                             .693                    .172          .263

Net realized and unrealized       (.070)                           (.063)                  .050          .226
gain (loss)

Total from investment             .267                             .630                    .222          .489
operations

Less Distributions

From net investment income        (.337)                           (.660)                  (.172)        (.279)

From net realized gain            (.150)                           (.030)                  (.080)        -

Total distributions               (.487)                           (.690)                  (.252)        (.279)

Net asset value, end of period   $ 10.730                         $ 10.950                $ 11.010      $ 11.040

TOTAL RETURN B, C                 2.49%                            5.86%                   2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,358                         $ 22,038                $ 19,718      $ 13,177
(000 omitted)

Ratio of expenses to average      .75%  A,  F                      .75%  F                 .75%  A,  F   .75%  A,  F
net assets

Ratio of expenses to average      .75%  A                          .75%                    .75%  A       .70%  A,  G
net assets after expense
reductions

Ratio of net investment           6.26%  A                         6.30%                   6.35%  A      6.29%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A       149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $581,641,197 and $655,867,063, respectively. The market value of futures contracts opened and closed during the period amounted to $20,271,420 and $20,200,455, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets .

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,706      $ 94

CLASS T    27,499       3,455

CLASS B    48,148       34,821

          $ 77,353     $ 38,370

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,306     $ 6,809

CLASS T    36,127       14,503

CLASS B    25,655       25,655*

          $ 78,088     $ 46,967

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 3,825    .34

CLASS T                 34,734    .32

CLASS B                 11,668    .22

INITIAL CLASS           403,941   .18

INSTITUTIONAL CLASS     23,069    .24

                       $ 477,237

* ANNUALIZED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                .90%                    $ 1,298

CLASS T                1.00%                    10,534

CLASS B                1.65%                    145

INSTITUTIONAL CLASS    .75%                     1,214

                                               $ 13,191

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,460 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED  OCTOBER 31,

                            1999                        1998

FROM NET INVESTMENT INCOME

Class A                     $ 68,239                    $ 47,643

Class T                      652,044                     835,552

Class B                      281,323                     198,305

Initial Class                13,988,979                  28,222,031

Institutional Class          617,043                     1,271,896

Total                       $ 15,607,628                $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                    $ 4,543

Class T                      278,685                     41,653

Class B                      132,054                     4,898

Initial Class                6,182,268                   1,324,784

Institutional Class          305,251                     54,159

Total                       $ 6,924,551                 $ 1,430,037

Total                       $ 22,532,179                $ 32,005,464


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998                    1999



CLASS A Shares sold                                          191,569                $ 1,461,292
                                 135,530

Reinvestment of distributions    5,986                       3,475                   64,682

Shares redeemed                  (50,005)                    (174,371)               (539,601)

Net increase (decrease)          91,511                      20,673                 $ 986,373

CLASS T Shares sold              1,163,924                   1,214,468              $ 12,566,656

Reinvestment of distributions    79,376                      72,903                  858,202

Shares redeemed                  (545,037)                   (874,013)               (5,890,400)

Net increase (decrease)          698,263                     413,358                $ 7,534,458

CLASS B Shares sold              725,826                     623,528                $ 7,844,982

Reinvestment of distributions    30,892                      14,736                  333,770

Shares redeemed                  (134,355)                   (66,613)                (1,454,560)

Net increase (decrease)          622,363                     571,651                $ 6,724,192

INITIAL CLASS Shares sold        2,493,970                   5,885,198              $ 26,989,885

Reinvestment of distributions    1,532,847                   2,196,325               16,587,600

Shares redeemed                  (5,344,146)                 (11,046,014)            (57,853,505)

Net increase (decrease)          (1,317,329)                 (2,964,491)            $ (14,276,020)

INSTITUTIONAL CLASS Shares       433,680                     1,131,767              $ 4,683,244
sold

Reinvestment of distributions    46,361                      61,639                  500,952

Shares redeemed                  (782,736)                   (971,330)               (8,439,901)

Net increase (decrease)          (302,695)                   222,076                $ (3,255,705)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1998



CLASS A Shares sold             $ 2,113,314


Reinvestment of distributions    38,300

Shares redeemed                  (1,919,263)

Net increase (decrease)         $ 232,351

CLASS T Shares sold             $ 13,402,368

Reinvestment of distributions    803,861

Shares redeemed                  (9,643,136)

Net increase (decrease)         $ 4,563,093

CLASS B Shares sold             $ 6,874,797

Reinvestment of distributions    162,453

Shares redeemed                  (734,102)

Net increase (decrease)         $ 6,303,148

INITIAL CLASS Shares sold       $ 64,970,201

Reinvestment of distributions    24,230,109

Shares redeemed                  (121,871,170)

Net increase (decrease)         $ (32,670,860)

INSTITUTIONAL CLASS Shares      $ 12,463,547
sold

Reinvestment of distributions    679,028

Shares redeemed                  (10,710,195)

Net increase (decrease)         $ 2,432,380


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AMOR-SANN-0699  78322
1.703540.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY
MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY MORTGAGE SECURITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MORTGAGE SECURITIES   2.51%          5.12%        49.10%        128.58%
- INITIAL CL

LB Mortgage                    2.39%          6.16%        48.36%        135.23%

US Mortgage Funds Average      1.55%          5.13%        40.56%        114.26%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MORTGAGE SECURITIES   5.12%        8.32%         8.62%
- INITIAL CL

LB Mortgage                    6.16%        8.21%         8.93%

US Mortgage Funds Average      5.13%        7.04%         7.91%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Mortgage Secs -Initial Cl   LB Mortgage Backed Secs
             00040                       LB006
  1989/04/30      10000.00                    10000.00
  1989/05/31      10236.68                    10309.65
  1989/06/30      10484.42                    10563.02
  1989/07/31      10672.14                    10802.12
  1989/08/31      10559.42                    10662.11
  1989/09/30      10605.52                    10737.77
  1989/10/31      10815.87                    10983.06
  1989/11/30      10920.10                    11102.08
  1989/12/31      10995.37                    11167.78
  1990/01/31      10894.07                    11089.69
  1990/02/28      10966.64                    11154.85
  1990/03/31      10975.25                    11182.32
  1990/04/30      10880.32                    11081.88
  1990/05/31      11196.63                    11425.72
  1990/06/30      11358.95                    11606.40
  1990/07/31      11524.03                    11807.80
  1990/08/31      11493.55                    11682.33
  1990/09/30      11554.90                    11778.18
  1990/10/31      11673.27                    11911.74
  1990/11/30      11928.70                    12161.34
  1990/12/31      12134.47                    12365.17
  1991/01/31      12260.38                    12553.11
  1991/02/28      12338.88                    12658.93
  1991/03/31      12421.87                    12745.09
  1991/04/30      12556.34                    12862.49
  1991/05/31      12621.61                    12975.58
  1991/06/30      12653.18                    12987.16
  1991/07/31      12834.92                    13206.87
  1991/08/31      13080.20                    13447.05
  1991/09/30      13284.39                    13699.08
  1991/10/31      13441.42                    13926.06
  1991/11/30      13523.59                    14027.03
  1991/12/31      13786.30                    14308.95
  1992/01/31      13719.98                    14143.62
  1992/02/29      13856.50                    14277.44
  1992/03/31      13760.74                    14186.43
  1992/04/30      13889.75                    14325.91
  1992/05/31      14119.01                    14584.13
  1992/06/30      14268.60                    14756.19
  1992/07/31      14244.11                    14885.16
  1992/08/31      14336.25                    15079.03
  1992/09/30      14426.25                    15196.42
  1992/10/31      14282.80                    15063.14
  1992/11/30      14351.83                    15110.26
  1992/12/31      14538.07                    15305.47
  1993/01/31      14670.71                    15506.61
  1993/02/28      14796.36                    15663.86
  1993/03/31      14892.98                    15758.91
  1993/04/30      14996.96                    15840.22
  1993/05/31      15041.36                    15930.42
  1993/06/30      15224.85                    16052.40
  1993/07/31      15308.54                    16116.48
  1993/08/31      15337.05                    16192.41
  1993/09/30      15370.55                    16206.41
  1993/10/31      15397.89                    16253.26
  1993/11/30      15365.71                    16221.49
  1993/12/31      15514.01                    16352.89
  1994/01/31      15656.88                    16514.98
  1994/02/28      15574.32                    16399.74
  1994/03/31      15397.82                    15972.70
  1994/04/30      15330.36                    15855.03
  1994/05/31      15460.87                    15917.77
  1994/06/30      15540.00                    15883.30
  1994/07/31      15788.42                    16201.30
  1994/08/31      15859.16                    16252.46
  1994/09/30      15687.26                    16021.16
  1994/10/31      15719.12                    16012.01
  1994/11/30      15703.43                    15961.93
  1994/12/31      15815.23                    16089.29
  1995/01/31      16114.24                    16433.67
  1995/02/28      16474.99                    16853.17
  1995/03/31      16544.91                    16932.60
  1995/04/30      16805.75                    17173.32
  1995/05/31      17334.53                    17714.80
  1995/06/30      17466.77                    17815.50
  1995/07/31      17506.44                    17846.20
  1995/08/31      17722.46                    18030.91
  1995/09/30      17905.66                    18189.50
  1995/10/31      18104.84                    18351.33
  1995/11/30      18305.30                    18561.08
  1995/12/31      18506.97                    18792.91
  1996/01/31      18658.49                    18934.54
  1996/02/29      18539.60                    18777.30
  1996/03/31      18472.34                    18709.44
  1996/04/30      18433.84                    18656.67
  1996/05/31      18362.46                    18602.28
  1996/06/30      18615.87                    18858.34
  1996/07/31      18682.35                    18927.54
  1996/08/31      18678.23                    18927.27
  1996/09/30      18973.84                    19244.19
  1996/10/31      19324.91                    19621.69
  1996/11/30      19623.47                    19902.53
  1996/12/31      19512.82                    19798.33
  1997/01/31      19634.94                    19945.34
  1997/02/28      19698.95                    20011.85
  1997/03/31      19514.24                    19823.37
  1997/04/30      19818.47                    20139.48
  1997/05/31      20013.97                    20336.57
  1997/06/30      20248.37                    20573.79
  1997/07/31      20614.59                    20961.52
  1997/08/31      20591.81                    20911.71
  1997/09/30      20815.23                    21176.93
  1997/10/31      21037.38                    21411.72
  1997/11/30      21106.70                    21482.00
  1997/12/31      21292.54                    21677.75
  1998/01/31      21497.37                    21893.43
  1998/02/28      21545.71                    21939.74
  1998/03/31      21618.17                    22032.63
  1998/04/30      21745.66                    22157.30
  1998/05/31      21891.86                    22304.59
  1998/06/30      22001.14                    22410.94
  1998/07/31      22088.42                    22524.57
  1998/08/31      22278.01                    22728.94
  1998/09/30      22489.07                    23003.31
  1998/10/31      22297.98                    22973.69
  1998/11/30      22464.66                    23088.13
  1998/12/31      22540.86                    23186.14
  1999/01/31      22667.59                    23351.19
  1999/02/28      22605.21                    23258.84
  1999/03/31      22774.71                    23415.03
  1999/04/30      22857.96                    23523.08
IMATRL PRASUN   SHR__CHT 19990430 19990518 105955 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund - Initial Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $22,858 - a 128.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,523 - a 135.23% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                      SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                      1999                        1998                     1997   1996   1995    1994

Dividend returns      3.16%                       6.17%                    6.60%  6.66%  7.86%   5.61%

Capital returns       -0.65%                      -0.18%                   2.26%  0.08%   7.32%  -3.52%

Total returns         2.51%                       5.99%                    8.86%  6.74%  15.18%  2.09%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.93(cents)   33.95(cents)   66.76(cents)

Annualized dividend rate       5.57%         6.33%          6.11%

30-day annualized yield        5.63%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.77 over the past one month, $10.82 over the past six months and $10.93 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 1999, the fund's Initial Class shares provided a total return of 2.51%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.55% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage Securities Index - which tracks the types of securities in which the fund invests
- returned 2.39% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Initial Class shares had a total return of 5.12%. That return compared to the U.S. mortgage funds average's 5.13% return and the Lehman Brothers index's 6.16% return.

Q. WHAT FACTORS INFLUENCED THE PERFORMANCE OF THE MORTGAGE MARKET
DURING THE PAST SIX MONTHS?

A. There were two factors: a flight from quality and a slowdown in prepayment activity. Amid a more upbeat global economic view, the demand for U.S. Treasuries began to fade. Rather than flocking to the relative safety and liquidity of Treasuries, investors increasingly favored fixed-income securities that offered higher yields. In addition, rising interest rates calmed fears of prepayments.

Q. WHY DID THE FUND OUTPACE ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund's larger-than-average stake in commercial mortgage securities (CMS) performed quite well and was the largest contributor to the fund's outperformance during the past six months. Commercial mortgage securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. Last fall, the CMS market was hurt by credit concerns and a lack of liquidity. But when optimism and liquidity returned in 1999, CMS securities snapped back.

Q. WHICH MORTGAGE SECURITIES DID YOU EMPHASIZE?

A. The fund was concentrated in relatively newly issued loans and those known as "seasoned" securities, made up of home loans that originated between five and 10 years ago. Brand new mortgages carry less refinancing risk since homeowners aren't very likely to turn around and refinance right after taking out a home loan. Surprisingly, perhaps, fewer homeowners with seasoned loans chose to refinance their mortgages even after being presented with several attractive opportunities to cut their mortgage rates. Because of this reluctance to refinance, seasoned mortgages are perceived to be more immunized from increased prepayment activity that typically occurs when interest rates fall. That wasn't necessarily the case early on in the period when seasoned securities suffered from higher-than-expected prepayment activity last fall. More recently, however, they've enjoyed a significant turnaround and have been among the mortgage sector's best performers.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The fund had a relatively small exposure to mortgage securities issued in 1992 and 1993. These moderately seasoned mortgages - which had suffered more than older securities last fall - also bounded back better in 1999.

Q. WHAT'S YOUR OUTLOOK?

A. There's more evidence each day that the worst of the crisis that plagued global financial markets last fall is behind us. Given that, I think we'll enter a more "normal," less volatile market environment than we experienced in late 1998. Against that backdrop, I believe that mortgage securities are poised to do better than Treasuries over the near term. While they had gained some ground on Treasuries, mortgage securities remained undervalued relative to them at the end of the period. To the extent that investors look for attractively priced, higher-yielding alternatives to Treasuries, mortgage securities may benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income by
investing in investment-grade
mortgage-related securities of
all kinds

START DATE: December 31, 1984

SIZE: as of April 30, 1999
more than $497 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MANAGING THE
FUND'S DURATION:

"My overall objective in managing
the fund is to limit relative
prepayment risk. One way I do that
is through the use of commercial
mortgage securities, which typically
have a much longer average life
than other mortgage securities.
The loans underlying commercial
mortgage securities usually have
prepayment restrictions built into
their structure, so they can help
reduce a fund's prepayment risk
when interest rates are falling.
However, fixed-rate commercial
mortgage securities tend to lengthen
the fund's duration - which
measures its sensitivity to
interest-rate changes. The longer
the fund's duration, the more its
share price will fall when rates
rise and vice versa. Since I
manage the fund so that its
duration is in line with the Lehman
Brothers Mortgage Securities
Index, I generally need to offset
longer-duration commercial
mortgage securities with
shorter-duration securities. Putting
some money into cash is one
option, although it doesn't provide
the fund with any additional yield.
That's why I generally prefer
higher-yielding alternatives
known as `floaters.' These
securities are backed by
commercial mortgages, but their
interest rates adjust, or float, each
month."


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
APRIL 30, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                3.1                      3.3

6 - 6.99%                   45.7                     21.3

7 - 7.99%                   23.3                     47.6

8 - 8.99%                   8.4                      17.1

9 - 9.99%                   5.1                      6.5

10% and over                3.0                      4.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          5.2   4.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           3.5   2.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Mortgage
securities 73.7%
CMOs and other
mortgage related
securities 14.9%
Short-term
investments 11.4%

Row: 1, Col: 1, Value: 73.7
Row: 1, Col: 2, Value: 14.9
Row: 1, Col: 3, Value: 11.4

AS OF OCTOBER 31, 1998

Mortgage
securities 83.9%
CMOs and other
mortgage related
securities 15.9%
Short-term
investments 0.2%

Row: 1, Col: 1, Value: 83.90000000000001
Row: 1, Col: 2, Value: 15.9
Row: 1, Col: 3, Value: 0.2


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 73.7%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 40.7%

6% 10/1/28 to 4/1/29               $ 35,796,473                    $ 34,688,930

6.5% 9/1/10 to 4/1/29 (c)           95,997,930                      95,418,133

6.5% 5/1/29 (b)                     35,000,000                      34,803,125

7% 12/1/20 to 4/1/29                47,951,361                      48,587,278

7% 5/1/29 (b)                       450,000                         456,188

7.5% 3/1/22 to 12/1/28              5,762,326                       5,926,492

7.5% 5/1/29 (b)                     325,000                         334,141

7.5% 5/1/29 (b)                     1,460,000                       1,501,063

8% 1/1/07 to 7/1/08                 67,113                          68,514

8.25% 1/1/13                        91,203                          95,329

8.5% 11/1/03 to 12/1/26             10,403,665                      10,924,486

8.75% 11/1/08 to 7/1/09             172,545                         179,672

9% 1/1/08 to 2/1/13                 635,347                         666,912

9.5% 5/1/03 to 8/1/22               6,185,524                       6,481,948

11% 12/1/02 to 8/1/10               1,578,198                       1,712,737

12.25% 5/1/13 to 6/1/15             292,988                         334,217

12.5% 11/1/14 to 3/1/16             422,826                         485,287

12.75% 6/1/13 to 6/1/15             75,411                          86,184

13.5% 9/1/13 to 12/1/14             154,298                         182,698

14% 11/1/14                         42,116                          50,289

                                                                    242,983,623

FREDDIE MAC - 12.3%

5% 7/1/10                           3,058,514                       2,926,615

6.5% 1/1/24 to 9/1/24               23,963,117                      23,878,609

7% 5/1/99 to 7/1/01                 289,478                         290,577

7% 5/1/29 (b)                       13,000,000                      13,195,000

7.5% 1/1/28 to 3/1/28               3,442,987                       3,538,737

8% 10/1/07 to 4/1/21                823,193                         860,630

8.5% 11/1/03 to 12/1/25             13,412,085                      14,084,411

9% 9/1/08 to 5/1/21                 8,558,054                       9,075,001

10% 1/1/09 to 5/1/19                1,419,436                       1,519,576

10.5% 8/1/10 to 12/1/20 (d)         1,539,370                       1,683,872

11.5% 4/1/12                        74,801                          83,099

11.75% 6/1/11                       33,663                          37,568

12.25% 6/1/14 to 7/1/15             164,411                         186,734

12.5% 5/1/12 to 12/1/14             727,300                         826,001

12.75% 6/1/05 to 3/1/15             133,337                         147,952

13% 1/1/11 to 6/1/15                1,181,465                       1,358,266

                                                                    73,692,648

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 20.7%

6.5% 4/15/29                       $ 1,999,800                     $ 1,986,661

6.5% 5/15/29 (b)                    51,600,000                      51,309,750

7% 5/15/23 to 10/15/28              6,775,449                       6,877,133

7.5% 7/15/05 to 9/15/27             16,553,168                      17,090,179

8% 4/15/02 to 12/15/27              21,435,544                      22,331,547

8.5% 7/15/16 to 6/15/18             2,303,204                       2,445,072

9% 10/15/04 to 4/20/18              7,042,519                       7,529,003

9.5% 6/15/09 to 12/15/24            3,857,144                       4,121,620

10% 12/15/17 to 1/15/26             6,338,261                       6,880,798

10.5% 8/15/00 to 2/20/18            823,457                         897,314

11% 1/15/10 to 9/15/19              1,525,920                       1,709,025

11.5% 10/15/10                      29,732                          33,283

13% 10/15/13                        87,819                          102,419

13.5% 7/15/11 to 10/15/14           70,278                          82,250

                                                                    123,396,054

TOTAL U.S. GOVERNMENT AGENCY                                        440,072,325
- MORTGAGE SECURITIES
(Cost $439,209,357)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%



U.S. GOVERNMENT AGENCY - 0.4%

Freddie Mac planned                 2,268,516                       2,389,723
amortization class Series 70
Class C, 9% 9/15/20 (Cost
$2,382,296)

COMMERCIAL MORTGAGE
SECURITIES - 14.5%



ACP Mortgage LP Series 1            2,322,961                       2,168,251
Class E, 6.9509% 2/28/28
(a)(e)

Bankers Trust II Series             5,000,000                       4,999,219
1999-S1A, 7.0925% 2/28/14
(a)(e)

Bankers Trust REMIC Trust           3,890,000                       3,899,117
1988-1 floater Series
1998-S1A Class D, 5.7869%
11/28/02 (a)(e)

CBM Funding Corp. sequential        2,300,000                       2,347,797
pay Series 1996-1 Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,850,625
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,521,063
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

Federal Deposit Insurance          $ 4,698,057                     $ 4,723,015
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,           1,600,000                       1,427,072
6.9707% 4/13/31 (a)(e)

Series 1999-GSFL II Class F,        4,500,000                       4,431,150
7.6634% 11/13/13 (a)(e)

Nomura Asset Securities Corp.       15,000,000                      14,076,563
Series 1998-D6 Class A-4,
7.5963% 3/17/28 (e)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 5.8263% 2/15/34          7,900,000                       7,277,258
(a)(e)

Class A-5, 6.1763% 2/15/34          5,278,196                       4,753,263
(a)(e)

Structured Asset Securities
Corp.:

floater Series 1997-C1 Class        4,228,479                       4,223,193
C, 5.3869% 6/25/15 (a)(e)

Series 1992-M1 Class C, 7.05%       3,192,522                       2,910,682
11/25/02

Thirteen Affiliates of              18,200,000                      17,618,510
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           86,226,778
SECURITIES
(Cost $89,192,800)

COMMERCIAL PAPER - 8.3%



Lehman Brothers Holdings,           24,800,000                      24,624,498
Inc. 5.15% 6/16/99

MCI WorldCom, Inc. 5.08%            24,800,000                      24,753,512
5/17/99

TOTAL COMMERCIAL PAPER                                              49,378,010
(Cost $49,373,762)


CASH EQUIVALENTS - 3.1%

                                    MATURITY AMOUNT

Investments in repurchase         $ 18,789,748                      18,782,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $18,782,000)

TOTAL INVESTMENT IN                                               $ 596,848,836
SECURITIES - 100%
(Cost $598,940,215)



FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

SOLD

90 U.S. Treasury Note Contracts  Jun. 1999            $ 10,002,657                $ (24,447)

The face value of futures sold as a percentage of investment in securities - 1.7%


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,797,033 or 10.2% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) A portion of these securities were sold on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $120,573.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $599,005,337. Net unrealized depreciation aggregated $2,156,501, of which $3,365,543 related to appreciated investment securities and $5,522,044 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 596,848,836
value (including repurchase
agreements of $18,782,000)
(cost $598,940,215) - See
accompanying schedule

Commitment to sell securities   $ (59,662,500)
on a delayed delivery basis

Receivable for securities        60,007,031      344,531
sold on a delayed delivery
basis

Receivable for investments                       653,925
sold, regular delivery

Cash                                             387

Receivable for fund shares                       1,283,733
sold

Interest receivable                              2,551,514

Receivable for daily                             66,093
variation on futures
contracts

 TOTAL ASSETS                                    601,749,019

LIABILITIES

Payable for investments          102,454,570
purchased on a  delayed
delivery basis

Payable for fund shares          719,992
redeemed

Distributions payable            368,736

Accrued management fee           176,425

Distribution fees payable        15,949

Other payables and accrued       151,373
expenses

 TOTAL LIABILITIES                               103,887,045

NET ASSETS                                      $ 497,861,974

Net Assets consist of:

Paid in capital                                 $ 498,789,591

Undistributed net investment                     1,626,403
income

Accumulated undistributed net                    (782,725)
realized  gain (loss) on
investments

Net unrealized appreciation                      (1,771,295)
(depreciation) on investments

NET ASSETS                                      $ 497,861,974

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.74
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,811,913 (divided by)
261,701 shares)

Maximum offering price per         $11.28
share (100/95.25 of $10.74)

CLASS T: NET ASSET VALUE and       $10.75
redemption price per share
($26,236,920 (divided by)
2,440,770 shares)

Maximum offering price per         $11.14
share (100/96.50 of $10.75)

CLASS B: NET ASSET VALUE and       $10.74
offering price per share
($14,371,823 (divided by)
1,338,060 shares) A

INITIAL CLASS: NET ASSET           $10.75
VALUE, offering price and
redemption price per   share
($436,083,451 (divided by)
40,554,323 shares)

INSTITUTIONAL CLASS: NET           $10.73
ASSET VALUE, offering price
and redemption price per
share ($18,357,867 (divided
by) 1,710,136 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 17,376,672
Interest

EXPENSES

Management fee                  $ 1,079,205

Transfer agent fees              477,237

Distribution fees                77,353

Accounting fees and expenses     80,220

Non-interested trustees'         1,014
compensation

Custodian fees and expenses      44,364

Registration fees                64,930

Audit                            27,033

Legal                            7,312

 Total expenses before           1,858,668
reductions

 Expense reductions              (16,651)      1,842,017

NET INVESTMENT INCOME                          15,534,655

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (1,272,999)

 Futures contracts               294,559       (978,440)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (2,185,674)

 Futures contracts               91,406

 Delayed delivery commitments    161,219       (1,933,049)

NET GAIN (LOSS)                                (2,911,489)

NET INCREASE (DECREASE) IN                    $ 12,623,166
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 15,534,655                $ 32,333,262
income

 Net realized gain (loss)       (978,440)                   8,605,529

 Change in net unrealized       (1,933,049)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     12,623,166                  29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,607,628)                (30,575,427)
From net investment income

 From net realized gain         (6,924,551)                 (1,430,037)

 TOTAL DISTRIBUTIONS            (22,532,179)                (32,005,464)

Share transactions - net        (2,286,702)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (12,195,715)                (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                 531,905,611

 End of period (including      $ 497,861,974               $ 510,057,689
undistributed net investment
income of $1,626,403 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  G      1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960                         $ 11.020                $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment incomeD            .324                             .669                    .170         .268

Net realized and unrealized       (.065)                           (.061)                  .048         .224
gain (loss)

Total from investment             .259                             .608                    .218         .492
operations

Less Distributions

From net investment income        (.329)                           (.638)                  (.168)       (.272)

From net realized gain            (.150)                           (.030)                  (.080)       -

Total distributions               (.479)                           (.668)                  (.248)       (.272)

Net asset value, end of period   $ 10.740                         $ 10.960                $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.41%                            5.65%                   2.00%        4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,812                          $ 1,865                 $ 1,648      $ 1,586
(000 omitted)

Ratio of expenses to average      .90%  A, F                       .90%  F                 .90%  A, F   .90%  A, F
net assets

Ratio of net investment           6.07%  A                         6.01%                   6.18%  A     6.09%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  G        1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960                         $ 11.020                $ 11.050       $ 10.830
period

Income from Investment
Operations

Net investment income  D          .320                             .665                    .167           .255

Net realized and unrealized       (.056)                           (.063)                  .048           .233
gain (loss)

Total from investment             .264                             .602                    .215           .488
operations

Less Distributions

From net investment income        (.324)                           (.632)                  (.165)         (.268)

From net realized gain            (.150)                           (.030)                  (.080)         -

Total distributions               (.474)                           (.662)                  (.245)         (.268)

Net asset value, end of period   $ 10.750                         $ 10.960                $ 11.020       $ 11.050

TOTAL RETURN B, C                 2.46%                            5.60%                   1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 26,237                         $ 19,103                $ 14,649       $ 12,193
(000 omitted)

Ratio of expenses to average      1.00%  A,  F                     1.00%  F                1.00%  A,  F   1.00%  A,  F
net assets

Ratio of net investment           5.99%  A                         6.05%                   6.10%  A       5.99%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997 G         1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950                         $ 11.020                $ 11.040       $ 10.830
period

Income from Investment
Operations

Net investment income D           .283                             .584                    .142           .234

Net realized and unrealized       (.053)                           (.064)                  .065           .214
gain (loss)

Total from investment             .230                             .520                    .207           .448
operations

Less Distributions

From net investment income        (.290)                           (.560)                  (.147)         (.238)

From net realized gain            (.150)                           (.030)                  (.080)         -

Total distributions               (.440)                           (.590)                  (.227)         (.238)

Net asset value, end of period   $ 10.740                         $ 10.950                $ 11.020       $ 11.040

TOTAL RETURN B, C                 2.14%                            4.82%                   1.90%          4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,372                         $ 7,840                 $ 1,587        $ 823
(000 omitted)

Ratio of expenses to average      1.65%  A,  F                     1.65%  F                1.65%  A,  F   1.65%  A,  F
net assets

Ratio of net investment           5.32%  A                         5.37%                   5.32%  A       5.34%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 (UNAUDITED)                      1998                     1997 F     1997  G    1996  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.970                         $ 11.020                 $ 11.050   $ 10.780   $ 10.890
period

Income from Investment
Operations

Net investment income             .338 D                           .700 D                   .176 D     .678 D     .729

Net realized and unrealized       (.068)                           (.056)                   .047       .391       (.015)
gain (loss)

Total from investment             .270                             .644                     .223       1.069      .714
operations

Less Distributions

From net investment income        (.340)                           (.664)                   (.173)     (.689)     (.724)

From net realized gain            (.150)                           (.030)                   (.080)     (.110)     (.100)

In excess of net realized gain    -                                -                        -          -          -

Total distributions               (.490)                           (.694)                   (.253)     (.799)     (.824)

Net asset value, end of period   $ 10.750                         $ 10.970                 $ 11.020   $ 11.050   $ 10.780

TOTAL RETURN B, C                 2.51%                            5.99%                    2.05%      10.34%     6.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 436,083                        $ 459,212                $ 494,304  $ 506,113  $ 488,162
(000 omitted)

Ratio of expenses to average      .71%  A                          .71%                     .72%  A    .73%       .74%
net assets

Ratio of expenses to average      .71%  A                          .71%                     .72%  A    .73%       .73% E
net assets after expense
reductions

Ratio of net investment           6.30%  A                         6.34%                    6.36%  A   6.26%      6.75%
income to average net assets

Portfolio turnover rate           243%  A                          262%                     125%  A    149%       221%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 1995  G    1994  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.580   $ 10.910
period

Income from Investment
Operations

Net investment income             .772       .570

Net realized and unrealized       .325       (.242)
gain (loss)

Total from investment             1.097      .328
operations

Less Distributions

From net investment income        (.737)     (.588)

From net realized gain            -          (.040)

In excess of net realized gain    (.050)     (.030)

Total distributions               (.787)     (.658)

Net asset value, end of period   $ 10.890   $ 10.580

TOTAL RETURN B, C                 10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 416,241  $ 365,801
(000 omitted)

Ratio of expenses to average      .77%       .79%
net assets

Ratio of expenses to average      .77%       .79%
net assets after expense
reductions

Ratio of net investment           7.37%      6.73%
income to average net assets

Portfolio turnover rate           329%       563%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.
G FOR THE YEAR ENDED JULY 31.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  H       1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950                         $ 11.010                $ 11.040      $ 10.830
period

Income from Investment
Operations

Net investment income D           .337                             .693                    .172          .263

Net realized and unrealized       (.070)                           (.063)                  .050          .226
gain (loss)

Total from investment             .267                             .630                    .222          .489
operations

Less Distributions

From net investment income        (.337)                           (.660)                  (.172)        (.279)

From net realized gain            (.150)                           (.030)                  (.080)        -

Total distributions               (.487)                           (.690)                  (.252)        (.279)

Net asset value, end of period   $ 10.730                         $ 10.950                $ 11.010      $ 11.040

TOTAL RETURN B, C                 2.49%                            5.86%                   2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,358                         $ 22,038                $ 19,718      $ 13,177
(000 omitted)

Ratio of expenses to average      .75%  A,  F                      .75%  F                 .75%  A,  F   .75%  A,  F
net assets

Ratio of expenses to average      .75%  A                          .75%                    .75%  A       .70%  A,  G
net assets after expense
reductions

Ratio of net investment           6.26%  A                         6.30%                   6.35%  A      6.29%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A       149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $581,641,197 and $655,867,063, respectively.

The market value of futures contracts opened and closed during the period amounted to $20,271,420 and $20,200,455, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets .

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,706      $ 94

CLASS T    27,499       3,455

CLASS B    48,148       34,821

          $ 77,353     $ 38,370

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,306     $ 6,809

CLASS T    36,127       14,503

CLASS B    25,655       25,655*

          $ 78,088     $ 46,967

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 3,825    .34

CLASS T                 34,734    .32

CLASS B                 11,668    .22

INITIAL CLASS           403,941   .18

INSTITUTIONAL CLASS     23,069    .24

                       $ 477,237

* ANNUALIZED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                .90%                    $ 1,298

CLASS T                1.00%                    10,534

CLASS B                1.65%                    145

INSTITUTIONAL CLASS    .75%                     1,214

                                               $ 13,191

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,460 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED  OCTOBER 31,

                            1999                        1998

FROM NET INVESTMENT INCOME

Class A                     $ 68,239                    $ 47,643

Class T                      652,044                     835,552

Class B                      281,323                     198,305

Initial Class                13,988,979                  28,222,031

Institutional Class          617,043                     1,271,896

Total                       $ 15,607,628                $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                    $ 4,543

Class T                      278,685                     41,653

Class B                      132,054                     4,898

Initial Class                6,182,268                   1,324,784

Institutional Class          305,251                     54,159

Total                       $ 6,924,551                 $ 1,430,037

Total                       $ 22,532,179                $ 32,005,464


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998                    1999



CLASS A Shares sold                                          191,569                $ 1,461,292
                                 135,530

Reinvestment of distributions    5,986                       3,475                   64,682

Shares redeemed                  (50,005)                    (174,371)               (539,601)

Net increase (decrease)          91,511                      20,673                 $ 986,373

CLASS T Shares sold              1,163,924                   1,214,468              $ 12,566,656

Reinvestment of distributions    79,376                      72,903                  858,202

Shares redeemed                  (545,037)                   (874,013)               (5,890,400)

Net increase (decrease)          698,263                     413,358                $ 7,534,458

CLASS B Shares sold              725,826                     623,528                $ 7,844,982

Reinvestment of distributions    30,892                      14,736                  333,770

Shares redeemed                  (134,355)                   (66,613)                (1,454,560)

Net increase (decrease)          622,363                     571,651                $ 6,724,192

INITIAL CLASS Shares sold        2,493,970                   5,885,198              $ 26,989,885

Reinvestment of distributions    1,532,847                   2,196,325               16,587,600

Shares redeemed                  (5,344,146)                 (11,046,014)            (57,853,505)

Net increase (decrease)          (1,317,329)                 (2,964,491)            $ (14,276,020)

INSTITUTIONAL CLASS Shares       433,680                     1,131,767              $ 4,683,244
sold

Reinvestment of distributions    46,361                      61,639                  500,952

Shares redeemed                  (782,736)                   (971,330)               (8,439,901)

Net increase (decrease)          (302,695)                   222,076                $ (3,255,705)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1998



CLASS A Shares sold             $ 2,113,314


Reinvestment of distributions    38,300

Shares redeemed                  (1,919,263)

Net increase (decrease)         $ 232,351

CLASS T Shares sold             $ 13,402,368

Reinvestment of distributions    803,861

Shares redeemed                  (9,643,136)

Net increase (decrease)         $ 4,563,093

CLASS B Shares sold             $ 6,874,797

Reinvestment of distributions    162,453

Shares redeemed                  (734,102)

Net increase (decrease)         $ 6,303,148

INITIAL CLASS Shares sold       $ 64,970,201

Reinvestment of distributions    24,230,109

Shares redeemed                  (121,871,170)

Net increase (decrease)         $ (32,670,860)

INSTITUTIONAL CLASS Shares      $ 12,463,547
sold

Reinvestment of distributions    679,028

Shares redeemed                  (10,710,195)

Net increase (decrease)         $ 2,432,380




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

MOR-SANN-0699  78325
1.703537.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY ADVISOR
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to financial statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE           2.49%          5.07%        48.75%        128.04%
SECURITIES - INST CL

LB Mortgage                     2.39%          6.16%        48.36%        135.23%

US Mortgage Funds Average       1.55%          5.13%        40.56%        114.26%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          5.07%        8.27%         8.59%
SECURITIES - INST CL

LB Mortgage                    6.16%        8.21%         8.93%

US Mortgage Funds Average      5.13%        7.04%         7.91%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL I       LB Mortgage Backed Secs
             00240                       LB006
  1989/04/30      10000.00                    10000.00
  1989/05/31      10236.68                    10309.65
  1989/06/30      10484.42                    10563.02
  1989/07/31      10672.14                    10802.12
  1989/08/31      10559.42                    10662.11
  1989/09/30      10605.52                    10737.77
  1989/10/31      10815.87                    10983.06
  1989/11/30      10920.10                    11102.08
  1989/12/31      10995.37                    11167.78
  1990/01/31      10894.07                    11089.69
  1990/02/28      10966.64                    11154.85
  1990/03/31      10975.25                    11182.32
  1990/04/30      10880.32                    11081.88
  1990/05/31      11196.63                    11425.72
  1990/06/30      11358.95                    11606.40
  1990/07/31      11524.03                    11807.80
  1990/08/31      11493.55                    11682.33
  1990/09/30      11554.90                    11778.18
  1990/10/31      11673.27                    11911.74
  1990/11/30      11928.70                    12161.34
  1990/12/31      12134.47                    12365.17
  1991/01/31      12260.38                    12553.11
  1991/02/28      12338.88                    12658.93
  1991/03/31      12421.87                    12745.09
  1991/04/30      12556.34                    12862.49
  1991/05/31      12621.61                    12975.58
  1991/06/30      12653.18                    12987.16
  1991/07/31      12834.92                    13206.87
  1991/08/31      13080.20                    13447.05
  1991/09/30      13284.39                    13699.08
  1991/10/31      13441.42                    13926.06
  1991/11/30      13523.59                    14027.03
  1991/12/31      13786.30                    14308.95
  1992/01/31      13719.98                    14143.62
  1992/02/29      13856.50                    14277.44
  1992/03/31      13760.74                    14186.43
  1992/04/30      13889.75                    14325.91
  1992/05/31      14119.01                    14584.13
  1992/06/30      14268.60                    14756.19
  1992/07/31      14244.11                    14885.16
  1992/08/31      14336.25                    15079.03
  1992/09/30      14426.25                    15196.42
  1992/10/31      14282.80                    15063.14
  1992/11/30      14351.83                    15110.26
  1992/12/31      14538.07                    15305.47
  1993/01/31      14670.71                    15506.61
  1993/02/28      14796.36                    15663.86
  1993/03/31      14892.98                    15758.91
  1993/04/30      14996.96                    15840.22
  1993/05/31      15041.36                    15930.42
  1993/06/30      15224.85                    16052.40
  1993/07/31      15308.54                    16116.48
  1993/08/31      15337.05                    16192.41
  1993/09/30      15370.55                    16206.41
  1993/10/31      15397.89                    16253.26
  1993/11/30      15365.71                    16221.49
  1993/12/31      15514.01                    16352.89
  1994/01/31      15656.88                    16514.98
  1994/02/28      15574.32                    16399.74
  1994/03/31      15397.82                    15972.70
  1994/04/30      15330.36                    15855.03
  1994/05/31      15460.87                    15917.77
  1994/06/30      15540.00                    15883.30
  1994/07/31      15788.42                    16201.30
  1994/08/31      15859.16                    16252.46
  1994/09/30      15687.26                    16021.16
  1994/10/31      15719.12                    16012.01
  1994/11/30      15703.43                    15961.93
  1994/12/31      15815.23                    16089.29
  1995/01/31      16114.24                    16433.67
  1995/02/28      16474.99                    16853.17
  1995/03/31      16544.91                    16932.60
  1995/04/30      16805.75                    17173.32
  1995/05/31      17334.53                    17714.80
  1995/06/30      17466.77                    17815.50
  1995/07/31      17506.44                    17846.20
  1995/08/31      17722.46                    18030.91
  1995/09/30      17905.66                    18189.50
  1995/10/31      18104.84                    18351.33
  1995/11/30      18305.30                    18561.08
  1995/12/31      18506.97                    18792.91
  1996/01/31      18658.49                    18934.54
  1996/02/29      18539.60                    18777.30
  1996/03/31      18472.34                    18709.44
  1996/04/30      18433.84                    18656.67
  1996/05/31      18362.46                    18602.28
  1996/06/30      18615.87                    18858.34
  1996/07/31      18682.35                    18927.54
  1996/08/31      18678.23                    18927.27
  1996/09/30      18973.84                    19244.19
  1996/10/31      19324.91                    19621.69
  1996/11/30      19623.47                    19902.53
  1996/12/31      19512.82                    19798.33
  1997/01/31      19634.94                    19945.34
  1997/02/28      19698.95                    20011.85
  1997/03/31      19513.49                    19823.37
  1997/04/30      19819.07                    20139.48
  1997/05/31      20014.02                    20336.57
  1997/06/30      20248.02                    20573.79
  1997/07/31      20595.14                    20961.52
  1997/08/31      20571.89                    20911.71
  1997/09/30      20794.67                    21176.93
  1997/10/31      21016.51                    21411.72
  1997/11/30      21086.27                    21482.00
  1997/12/31      21271.53                    21677.75
  1998/01/31      21475.35                    21893.43
  1998/02/28      21504.08                    21939.74
  1998/03/31      21594.56                    22032.63
  1998/04/30      21702.66                    22157.30
  1998/05/31      21848.91                    22304.59
  1998/06/30      21956.33                    22410.94
  1998/07/31      22043.37                    22524.57
  1998/08/31      22232.06                    22728.94
  1998/09/30      22461.53                    23003.31
  1998/10/31      22249.05                    22973.69
  1998/11/30      22415.05                    23088.13
  1998/12/31      22490.50                    23186.14
  1999/01/31      22616.12                    23351.19
  1999/02/28      22553.05                    23258.84
  1999/03/31      22721.15                    23415.03
  1999/04/30      22803.72                    23523.08
IMATRL PRASUN   SHR__CHT 19990430 19990518 105716 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $22,804 - a 128.04% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,523 - a 135.23% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                     SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  MARCH 3, 1997 (COMMENCEMENT
                                                                         OF SALE OF INSTITUTIONAL
                                                                         CLASS SHARES) TO OCTOBER 31,

                      1999                        1998                    1997


Dividend returns      3.14%                       6.13%                   4.30%

Capital returns       -0.65%                      -0.27%                  2.43%

Total returns         2.49%                       5.86%                   6.73%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.90(cents)   33.71(cents)   66.23(cents)

Annualized dividend rate       5.54%         6.29%          6.07%

30-day annualized yield        5.62%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.76 over the past one month, $10.80 over the past six months, and $10.92 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 1999, the fund's Institutional Class shares provided a total return of 2.49%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.55% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage Securities Index - which tracks the types of securities in which the fund invests - returned 2.39% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Institutional Class shares had a total return of 5.07%. That return compared to the U.S. mortgage funds average's 5.13% return and the Lehman Brothers index's 6.16% return.

Q. WHAT FACTORS INFLUENCED THE PERFORMANCE OF THE MORTGAGE MARKET
DURING THE PAST SIX MONTHS?

A. There were two factors: a flight from quality and a slowdown in prepayment activity. Amid a more upbeat global economic view, the demand for U.S. Treasuries began to fade. Rather than flocking to the relative safety and liquidity of Treasuries, investors increasingly favored fixed-income securities that offered higher yields. In addition, rising interest rates calmed fears of prepayments.

Q. WHY DID THE FUND OUTPACE ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund's larger-than-average stake in commercial mortgage securities (CMS) performed quite well and was the largest contributor to the fund's outperformance during the past six months. Commercial mortgage securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. Last fall, the CMS market was hurt by credit concerns and a lack of liquidity. But when optimism and liquidity returned in 1999, CMS securities snapped back.

Q. WHICH MORTGAGE SECURITIES DID YOU EMPHASIZE?

A. The fund was concentrated in relatively newly issued loans and those known as "seasoned" securities, made up of home loans that originated between five and 10 years ago. Brand new mortgages carry less refinancing risk since homeowners aren't very likely to turn around and refinance right after taking out a home loan. Surprisingly, perhaps, fewer homeowners with seasoned loans chose to refinance their mortgages even after being presented with several attractive opportunities to cut their mortgage rates. Because of this reluctance to refinance, seasoned mortgages are perceived to be more immunized from increased prepayment activity that typically occurs when interest rates fall. That wasn't necessarily the case early on in the period when seasoned securities suffered from higher-than-expected prepayment activity last fall. More recently, however, they've enjoyed a significant turnaround and have been among the mortgage sector's best performers.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The fund had a relatively small exposure to mortgage securities issued in 1992 and 1993. These moderately seasoned mortgages - which had suffered more than older securities last fall - also bounded back better in 1999.

Q. WHAT'S YOUR OUTLOOK?

A. There's more evidence each day that the worst of the crisis that plagued global financial markets last fall is behind us. Given that, I think we'll enter a more "normal," less volatile market environment than we experienced in late 1998. Against that backdrop, I believe that mortgage securities are poised to do better than Treasuries over the near term. While they had gained some ground on Treasuries, mortgage securities remained undervalued relative to them at the end of the period. To the extent that investors look for attractively priced, higher-yielding alternatives to Treasuries, mortgage securities may benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income by
investing in investment-grade
mortgage-related securities of
all kinds

START DATE: December 31, 1984

SIZE: as of April 30, 1999
more than $497 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON MANAGING THE
FUND'S DURATION:

"My overall objective in managing
the fund is to limit relative
prepayment risk. One way I do that
is through the use of commercial
mortgage securities, which typically
have a much longer average life
than other mortgage securities.
The loans underlying commercial
mortgage securities usually have
prepayment restrictions built into
their structure, so they can help
reduce a fund's prepayment risk
when interest rates are falling.
However, fixed-rate commercial
mortgage securities tend to lengthen
the fund's duration - which
measures its sensitivity to
interest-rate changes. The longer
the fund's duration, the more its
share price will fall when rates
rise and vice versa. Since I
manage the fund so that its
duration is in line with the Lehman
Brothers Mortgage Securities
Index, I generally need to offset
longer-duration commercial
mortgage securities with
shorter-duration securities. Putting
some money into cash is one
option, although it doesn't provide
the fund with any additional yield.
That's why I generally prefer
higher-yielding alternatives
known as `floaters.' These
securities are backed by
commercial mortgages, but their
interest rates adjust, or float, each
month."


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
APRIL 30, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                3.1                      3.3

6 - 6.99%                   45.7                     21.3

7 - 7.99%                   23.3                     47.6

8 - 8.99%                   8.4                      17.1

9 - 9.99%                   5.1                      6.5

10% and over                3.0                      4.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          5.2   4.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           3.5   2.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Mortgage
securities 73.7%
CMOs and other
mortgage related
securities 14.9%
Short-term
investments 11.4%

Row: 1, Col: 1, Value: 73.7
Row: 1, Col: 2, Value: 14.9
Row: 1, Col: 3, Value: 11.4

AS OF OCTOBER 31, 1998

Mortgage
securities 83.9%
CMOs and other
mortgage related
securities 15.9%
Short-term
investments 0.2%

Row: 1, Col: 3, Value: 83.90000000000001
Row: 1, Col: 2, Value: 15.9
Row: 1, Col: 3, Value: 0.2


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 73.7%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 40.7%

6% 10/1/28 to 4/1/29               $ 35,796,473                    $ 34,688,930

6.5% 9/1/10 to 4/1/29 (c)           95,997,930                      95,418,133

6.5% 5/1/29 (b)                     35,000,000                      34,803,125

7% 12/1/20 to 4/1/29                47,951,361                      48,587,278

7% 5/1/29 (b)                       450,000                         456,188

7.5% 3/1/22 to 12/1/28              5,762,326                       5,926,492

7.5% 5/1/29 (b)                     325,000                         334,141

7.5% 5/1/29 (b)                     1,460,000                       1,501,063

8% 1/1/07 to 7/1/08                 67,113                          68,514

8.25% 1/1/13                        91,203                          95,329

8.5% 11/1/03 to 12/1/26             10,403,665                      10,924,486

8.75% 11/1/08 to 7/1/09             172,545                         179,672

9% 1/1/08 to 2/1/13                 635,347                         666,912

9.5% 5/1/03 to 8/1/22               6,185,524                       6,481,948

11% 12/1/02 to 8/1/10               1,578,198                       1,712,737

12.25% 5/1/13 to 6/1/15             292,988                         334,217

12.5% 11/1/14 to 3/1/16             422,826                         485,287

12.75% 6/1/13 to 6/1/15             75,411                          86,184

13.5% 9/1/13 to 12/1/14             154,298                         182,698

14% 11/1/14                         42,116                          50,289

                                                                    242,983,623

FREDDIE MAC - 12.3%

5% 7/1/10                           3,058,514                       2,926,615

6.5% 1/1/24 to 9/1/24               23,963,117                      23,878,609

7% 5/1/99 to 7/1/01                 289,478                         290,577

7% 5/1/29 (b)                       13,000,000                      13,195,000

7.5% 1/1/28 to 3/1/28               3,442,987                       3,538,737

8% 10/1/07 to 4/1/21                823,193                         860,630

8.5% 11/1/03 to 12/1/25             13,412,085                      14,084,411

9% 9/1/08 to 5/1/21                 8,558,054                       9,075,001

10% 1/1/09 to 5/1/19                1,419,436                       1,519,576

10.5% 8/1/10 to 12/1/20 (d)         1,539,370                       1,683,872

11.5% 4/1/12                        74,801                          83,099

11.75% 6/1/11                       33,663                          37,568

12.25% 6/1/14 to 7/1/15             164,411                         186,734

12.5% 5/1/12 to 12/1/14             727,300                         826,001

12.75% 6/1/05 to 3/1/15             133,337                         147,952

13% 1/1/11 to 6/1/15                1,181,465                       1,358,266

                                                                    73,692,648

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 20.7%

6.5% 4/15/29                       $ 1,999,800                     $ 1,986,661

6.5% 5/15/29 (b)                    51,600,000                      51,309,750

7% 5/15/23 to 10/15/28              6,775,449                       6,877,133

7.5% 7/15/05 to 9/15/27             16,553,168                      17,090,179

8% 4/15/02 to 12/15/27              21,435,544                      22,331,547

8.5% 7/15/16 to 6/15/18             2,303,204                       2,445,072

9% 10/15/04 to 4/20/18              7,042,519                       7,529,003

9.5% 6/15/09 to 12/15/24            3,857,144                       4,121,620

10% 12/15/17 to 1/15/26             6,338,261                       6,880,798

10.5% 8/15/00 to 2/20/18            823,457                         897,314

11% 1/15/10 to 9/15/19              1,525,920                       1,709,025

11.5% 10/15/10                      29,732                          33,283

13% 10/15/13                        87,819                          102,419

13.5% 7/15/11 to 10/15/14           70,278                          82,250

                                                                    123,396,054

TOTAL U.S. GOVERNMENT AGENCY                                        440,072,325
- MORTGAGE SECURITIES
(Cost $439,209,357)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%



U.S. GOVERNMENT AGENCY - 0.4%

Freddie Mac planned                 2,268,516                       2,389,723
amortization class Series 70
Class C, 9% 9/15/20 (Cost
$2,382,296)

COMMERCIAL MORTGAGE
SECURITIES - 14.5%



ACP Mortgage LP Series 1            2,322,961                       2,168,251
Class E, 6.9509% 2/28/28
(a)(e)

Bankers Trust II Series             5,000,000                       4,999,219
1999-S1A, 7.0925% 2/28/14
(a)(e)

Bankers Trust REMIC Trust           3,890,000                       3,899,117
1988-1 floater Series
1998-S1A Class D, 5.7869%
11/28/02 (a)(e)

CBM Funding Corp. sequential        2,300,000                       2,347,797
pay Series 1996-1 Class
A-3PI, 7.08% 11/1/07

CS First Boston Mortgage            2,000,000                       1,850,625
Securities Corp. Series 1997
C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,521,063
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

Federal Deposit Insurance          $ 4,698,057                     $ 4,723,015
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,           1,600,000                       1,427,072
6.9707% 4/13/31 (a)(e)

Series 1999-GSFL II Class F,        4,500,000                       4,431,150
7.6634% 11/13/13 (a)(e)

Nomura Asset Securities Corp.       15,000,000                      14,076,563
Series 1998-D6 Class A-4,
7.5963% 3/17/28 (e)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 5.8263% 2/15/34          7,900,000                       7,277,258
(a)(e)

Class A-5, 6.1763% 2/15/34          5,278,196                       4,753,263
(a)(e)

Structured Asset Securities
Corp.:

floater Series 1997-C1 Class        4,228,479                       4,223,193
C, 5.3869% 6/25/15 (a)(e)

Series 1992-M1 Class C, 7.05%       3,192,522                       2,910,682
11/25/02

Thirteen Affiliates of              18,200,000                      17,618,510
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           86,226,778
SECURITIES
(Cost $89,192,800)

COMMERCIAL PAPER - 8.3%



Lehman Brothers Holdings,           24,800,000                      24,624,498
Inc. 5.15% 6/16/99

MCI WorldCom, Inc. 5.08%            24,800,000                      24,753,512
5/17/99

TOTAL COMMERCIAL PAPER                                              49,378,010
(Cost $49,373,762)


CASH EQUIVALENTS - 3.1%

                                     MATURITY AMOUNT

Investments in repurchase          $ 18,789,748                     18,782,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $18,782,000)

TOTAL INVESTMENT IN                                               $ 596,848,836
SECURITIES - 100%
(Cost $598,940,215)



FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

SOLD

90 U.S. Treasury Note Contracts  Jun. 1999            $ 10,002,657                $ (24,447)

The face value of futures sold as a percentage of investment in securities - 1.7%

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,797,033 or 10.2% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) A portion of these securities were sold on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $120,573.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $599,005,337. Net unrealized depreciation aggregated $2,156,501, of which $3,365,543 related to appreciated investment securities and $5,522,044 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 596,848,836
value (including repurchase
agreements of $18,782,000)
(cost $598,940,215) - See
accompanying schedule

Commitment to sell securities   $ (59,662,500)
on a delayed delivery basis

Receivable for securities        60,007,031      344,531
sold on a delayed delivery
basis

Receivable for investments                       653,925
sold, regular delivery

Cash                                             387

Receivable for fund shares                       1,283,733
sold

Interest receivable                              2,551,514

Receivable for daily                             66,093
variation on futures
contracts

 TOTAL ASSETS                                    601,749,019

LIABILITIES

Payable for investments          102,454,570
purchased on a  delayed
delivery basis

Payable for fund shares          719,992
redeemed

Distributions payable            368,736

Accrued management fee           176,425

Distribution fees payable        15,949

Other payables and accrued       151,373
expenses

 TOTAL LIABILITIES                               103,887,045

NET ASSETS                                      $ 497,861,974

Net Assets consist of:

Paid in capital                                 $ 498,789,591

Undistributed net investment                     1,626,403
income

Accumulated undistributed net                    (782,725)
realized  gain (loss) on
investments

Net unrealized appreciation                      (1,771,295)
(depreciation) on investments

NET ASSETS                                      $ 497,861,974

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.74
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,811,913 (divided by)
261,701 shares)

Maximum offering price per         $11.28
share (100/95.25 of $10.74)

CLASS T: NET ASSET VALUE and       $10.75
redemption price per share
($26,236,920 (divided by)
2,440,770 shares)

Maximum offering price per         $11.14
share (100/96.50 of $10.75)

CLASS B: NET ASSET VALUE and       $10.74
offering price per share
($14,371,823 (divided by)
1,338,060 shares) A

INITIAL CLASS: NET ASSET           $10.75
VALUE, offering price and
redemption price per   share
($436,083,451 (divided by)
40,554,323 shares)

INSTITUTIONAL CLASS: NET           $10.73
ASSET VALUE, offering price
and redemption price per
share ($18,357,867 (divided
by) 1,710,136 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 17,376,672
Interest

EXPENSES

Management fee                  $ 1,079,205

Transfer agent fees              477,237

Distribution fees                77,353

Accounting fees and expenses     80,220

Non-interested trustees'         1,014
compensation

Custodian fees and expenses      44,364

Registration fees                64,930

Audit                            27,033

Legal                            7,312

 Total expenses before           1,858,668
reductions

 Expense reductions              (16,651)      1,842,017

NET INVESTMENT INCOME                          15,534,655

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           (1,272,999)

 Futures contracts               294,559       (978,440)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (2,185,674)

 Futures contracts               91,406

 Delayed delivery commitments    161,219       (1,933,049)

NET GAIN (LOSS)                                (2,911,489)

NET INCREASE (DECREASE) IN                    $ 12,623,166
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 15,534,655                $ 32,333,262
income

 Net realized gain (loss)       (978,440)                   8,605,529

 Change in net unrealized       (1,933,049)                 (11,641,361)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     12,623,166                  29,297,430
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,607,628)                (30,575,427)
From net investment income

 From net realized gain         (6,924,551)                 (1,430,037)

 TOTAL DISTRIBUTIONS            (22,532,179)                (32,005,464)

Share transactions - net        (2,286,702)                 (19,139,888)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (12,195,715)                (21,847,922)
IN NET ASSETS

NET ASSETS

 Beginning of period            510,057,689                 531,905,611

 End of period (including      $ 497,861,974               $ 510,057,689
undistributed net investment
income of $1,626,403 and
$1,699,376, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  G      1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960                         $ 11.020                $ 11.050     $ 10.830
period

Income from Investment
Operations

Net investment incomeD            .324                             .669                    .170         .268

Net realized and unrealized       (.065)                           (.061)                  .048         .224
gain (loss)

Total from investment             .259                             .608                    .218         .492
operations

Less Distributions

From net investment income        (.329)                           (.638)                  (.168)       (.272)

From net realized gain            (.150)                           (.030)                  (.080)       -

Total distributions               (.479)                           (.668)                  (.248)       (.272)

Net asset value, end of period   $ 10.740                         $ 10.960                $ 11.020     $ 11.050

TOTAL RETURN B, C                 2.41%                            5.65%                   2.00%        4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,812                          $ 1,865                 $ 1,648      $ 1,586
(000 omitted)

Ratio of expenses to average      .90%  A, F                       .90%  F                 .90%  A, F   .90%  A, F
net assets

Ratio of net investment           6.07%  A                         6.01%                   6.18%  A     6.09%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  G        1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.960                         $ 11.020                $ 11.050       $ 10.830
period

Income from Investment
Operations

Net investment income  D          .320                             .665                    .167           .255

Net realized and unrealized       (.056)                           (.063)                  .048           .233
gain (loss)

Total from investment             .264                             .602                    .215           .488
operations

Less Distributions

From net investment income        (.324)                           (.632)                  (.165)         (.268)

From net realized gain            (.150)                           (.030)                  (.080)         -

Total distributions               (.474)                           (.662)                  (.245)         (.268)

Net asset value, end of period   $ 10.750                         $ 10.960                $ 11.020       $ 11.050

TOTAL RETURN B, C                 2.46%                            5.60%                   1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 26,237                         $ 19,103                $ 14,649       $ 12,193
(000 omitted)

Ratio of expenses to average      1.00%  A,  F                     1.00%  F                1.00%  A,  F   1.00%  A,  F
net assets

Ratio of net investment           5.99%  A                         6.05%                   6.10%  A       5.99%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997 G         1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950                         $ 11.020                $ 11.040       $ 10.830
period

Income from Investment
Operations

Net investment income D           .283                             .584                    .142           .234

Net realized and unrealized       (.053)                           (.064)                  .065           .214
gain (loss)

Total from investment             .230                             .520                    .207           .448
operations

Less Distributions

From net investment income        (.290)                           (.560)                  (.147)         (.238)

From net realized gain            (.150)                           (.030)                  (.080)         -

Total distributions               (.440)                           (.590)                  (.227)         (.238)

Net asset value, end of period   $ 10.740                         $ 10.950                $ 11.020       $ 11.040

TOTAL RETURN B, C                 2.14%                            4.82%                   1.90%          4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,372                         $ 7,840                 $ 1,587        $ 823
(000 omitted)

Ratio of expenses to average      1.65%  A,  F                     1.65%  F                1.65%  A,  F   1.65%  A,  F
net assets

Ratio of net investment           5.32%  A                         5.37%                   5.32%  A       5.34%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 (UNAUDITED)                      1998                     1997 F     1997  G    1996  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.970                         $ 11.020                 $ 11.050   $ 10.780   $ 10.890
period

Income from Investment
Operations

Net investment income             .338 D                           .700 D                   .176 D     .678 D     .729

Net realized and unrealized       (.068)                           (.056)                   .047       .391       (.015)
gain (loss)

Total from investment             .270                             .644                     .223       1.069      .714
operations

Less Distributions

From net investment income        (.340)                           (.664)                   (.173)     (.689)     (.724)

From net realized gain            (.150)                           (.030)                   (.080)     (.110)     (.100)

In excess of net realized gain    -                                -                        -          -          -

Total distributions               (.490)                           (.694)                   (.253)     (.799)     (.824)

Net asset value, end of period   $ 10.750                         $ 10.970                 $ 11.020   $ 11.050   $ 10.780

TOTAL RETURN B, C                 2.51%                            5.99%                    2.05%      10.34%     6.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 436,083                        $ 459,212                $ 494,304  $ 506,113  $ 488,162
(000 omitted)

Ratio of expenses to average      .71%  A                          .71%                     .72%  A    .73%       .74%
net assets

Ratio of expenses to average      .71%  A                          .71%                     .72%  A    .73%       .73% E
net assets after expense
reductions

Ratio of net investment           6.30%  A                         6.34%                    6.36%  A   6.26%      6.75%
income to average net assets

Portfolio turnover rate           243%  A                          262%                     125%  A    149%       221%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 1995  G    1994  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.580   $ 10.910
period

Income from Investment
Operations

Net investment income             .772       .570

Net realized and unrealized       .325       (.242)
gain (loss)

Total from investment             1.097      .328
operations

Less Distributions

From net investment income        (.737)     (.588)

From net realized gain            -          (.040)

In excess of net realized gain    (.050)     (.030)

Total distributions               (.787)     (.658)

Net asset value, end of period   $ 10.890   $ 10.580

TOTAL RETURN B, C                 10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 416,241  $ 365,801
(000 omitted)

Ratio of expenses to average      .77%       .79%
net assets

Ratio of expenses to average      .77%       .79%
net assets after expense
reductions

Ratio of net investment           7.37%      6.73%
income to average net assets

Portfolio turnover rate           329%       563%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.
G FOR THE YEAR ENDED JULY 31.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                    1997  H       1997  E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.950                         $ 11.010                $ 11.040      $ 10.830
period

Income from Investment
Operations

Net investment income D           .337                             .693                    .172          .263

Net realized and unrealized       (.070)                           (.063)                  .050          .226
gain (loss)

Total from investment             .267                             .630                    .222          .489
operations

Less Distributions

From net investment income        (.337)                           (.660)                  (.172)        (.279)

From net realized gain            (.150)                           (.030)                  (.080)        -

Total distributions               (.487)                           (.690)                  (.252)        (.279)

Net asset value, end of period   $ 10.730                         $ 10.950                $ 11.010      $ 11.040

TOTAL RETURN B, C                 2.49%                            5.86%                   2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,358                         $ 22,038                $ 19,718      $ 13,177
(000 omitted)

Ratio of expenses to average      .75%  A,  F                      .75%  F                 .75%  A,  F   .75%  A,  F
net assets

Ratio of expenses to average      .75%  A                          .75%                    .75%  A       .70%  A,  G
net assets after expense
reductions

Ratio of net investment           6.26%  A                         6.30%                   6.35%  A      6.29%  A
income to average net assets

Portfolio turnover rate           243%  A                          262%                    125%  A       149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR THE THREE MONTHS ENDED OCTOBER 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Income Fund trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $581,641,197 and $655,867,063, respectively.

The market value of futures contracts opened and closed during the period amounted to $20,271,420 and $20,200,455, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets .

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,706      $ 94

CLASS T    27,499       3,455

CLASS B    48,148       34,821

          $ 77,353     $ 38,370

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,306     $ 6,809

CLASS T    36,127       14,503

CLASS B    25,655       25,655*

          $ 78,088     $ 46,967

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 3,825    .34

CLASS T                 34,734    .32

CLASS B                 11,668    .22

INITIAL CLASS           403,941   .18

INSTITUTIONAL CLASS     23,069    .24

                       $ 477,237

* ANNUALIZED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A                .90%                    $ 1,298

CLASS T                1.00%                    10,534

CLASS B                1.65%                    145

INSTITUTIONAL CLASS    .75%                     1,214

                                               $ 13,191

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,460 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED  OCTOBER 31,

                            1999                        1998

FROM NET INVESTMENT INCOME

Class A                     $ 68,239                    $ 47,643

Class T                      652,044                     835,552

Class B                      281,323                     198,305

Initial Class                13,988,979                  28,222,031

Institutional Class          617,043                     1,271,896

Total                       $ 15,607,628                $ 30,575,427

FROM NET REALIZED GAIN

Class A                     $ 26,293                    $ 4,543

Class T                      278,685                     41,653

Class B                      132,054                     4,898

Initial Class                6,182,268                   1,324,784

Institutional Class          305,251                     54,159

Total                       $ 6,924,551                 $ 1,430,037

Total                       $ 22,532,179                $ 32,005,464


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                1999                        1998                    1999



CLASS A Shares sold                                          191,569                $ 1,461,292
                                 135,530

Reinvestment of distributions    5,986                       3,475                   64,682

Shares redeemed                  (50,005)                    (174,371)               (539,601)

Net increase (decrease)          91,511                      20,673                 $ 986,373

CLASS T Shares sold              1,163,924                   1,214,468              $ 12,566,656

Reinvestment of distributions    79,376                      72,903                  858,202

Shares redeemed                  (545,037)                   (874,013)               (5,890,400)

Net increase (decrease)          698,263                     413,358                $ 7,534,458

CLASS B Shares sold              725,826                     623,528                $ 7,844,982

Reinvestment of distributions    30,892                      14,736                  333,770

Shares redeemed                  (134,355)                   (66,613)                (1,454,560)

Net increase (decrease)          622,363                     571,651                $ 6,724,192

INITIAL CLASS Shares sold        2,493,970                   5,885,198              $ 26,989,885

Reinvestment of distributions    1,532,847                   2,196,325               16,587,600

Shares redeemed                  (5,344,146)                 (11,046,014)            (57,853,505)

Net increase (decrease)          (1,317,329)                 (2,964,491)            $ (14,276,020)

INSTITUTIONAL CLASS Shares       433,680                     1,131,767              $ 4,683,244
sold

Reinvestment of distributions    46,361                      61,639                  500,952

Shares redeemed                  (782,736)                   (971,330)               (8,439,901)

Net increase (decrease)          (302,695)                   222,076                $ (3,255,705)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1998



CLASS A Shares sold             $ 2,113,314


Reinvestment of distributions    38,300

Shares redeemed                  (1,919,263)

Net increase (decrease)         $ 232,351

CLASS T Shares sold             $ 13,402,368

Reinvestment of distributions    803,861

Shares redeemed                  (9,643,136)

Net increase (decrease)         $ 4,563,093

CLASS B Shares sold             $ 6,874,797

Reinvestment of distributions    162,453

Shares redeemed                  (734,102)

Net increase (decrease)         $ 6,303,148

INITIAL CLASS Shares sold       $ 64,970,201

Reinvestment of distributions    24,230,109

Shares redeemed                  (121,871,170)

Net increase (decrease)         $ (32,670,860)

INSTITUTIONAL CLASS Shares      $ 12,463,547
sold

Reinvestment of distributions    679,028

Shares redeemed                  (10,710,195)

Net increase (decrease)         $ 2,432,380


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management (FIMM) Inc., Merrimack, NH
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AMORI-SANN-0699  78323
1.703542.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
MUNICIPAL INCOME FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  37  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 46  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past ten years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  1.21%          6.11%        38.52%        120.14%
- CL A

FIDELITY ADV MUNICIPAL INCOME  -3.60%         1.07%        31.94%        109.68%
- CL A  (INCL. 4.75% SALES
CHARGE)

LB Municipal Bond              1.75%          6.95%        43.52%        116.15%

General Municipal Debt Funds   1.19%          5.78%        38.92%        105.23%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  6.11%        6.73%         8.21%
- CL A

FIDELITY ADV MUNICIPAL INCOME  1.07%        5.70%         7.69%
- CL A  (INCL. 4.75% SALES
CHARGE)

LB Municipal Bond              6.95%        7.49%         8.01%

General Municipal Debt Funds   5.78%        6.79%         7.44%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL A   LB Municipal Bond
             00257                       LB015
  1989/04/30       9525.00                    10000.00
  1989/05/31       9680.62                    10207.70
  1989/06/30       9791.50                    10346.32
  1989/07/31       9877.39                    10487.13
  1989/08/31       9953.80                    10384.46
  1989/09/30       9983.81                    10353.52
  1989/10/31      10089.22                    10480.14
  1989/11/30      10213.43                    10663.55
  1989/12/31      10310.53                    10750.77
  1990/01/31      10326.80                    10699.92
  1990/02/28      10400.80                    10795.15
  1990/03/31      10466.06                    10798.39
  1990/04/30      10370.33                    10720.21
  1990/05/31      10582.85                    10954.23
  1990/06/30      10707.54                    11050.52
  1990/07/31      10872.69                    11212.96
  1990/08/31      10799.32                    11050.15
  1990/09/30      10876.11                    11056.45
  1990/10/31      11025.44                    11257.01
  1990/11/30      11299.00                    11483.39
  1990/12/31      11371.09                    11533.34
  1991/01/31      11503.42                    11688.12
  1991/02/28      11591.87                    11789.81
  1991/03/31      11660.02                    11794.05
  1991/04/30      11849.88                    11950.91
  1991/05/31      11996.36                    12057.16
  1991/06/30      12024.28                    12045.22
  1991/07/31      12179.76                    12191.93
  1991/08/31      12289.75                    12352.50
  1991/09/30      12433.90                    12513.33
  1991/10/31      12571.68                    12625.95
  1991/11/30      12618.97                    12661.17
  1991/12/31      12756.21                    12932.88
  1992/01/31      12897.62                    12962.37
  1992/02/29      12967.69                    12966.52
  1992/03/31      13032.75                    12971.32
  1992/04/30      13150.37                    13086.76
  1992/05/31      13268.34                    13240.79
  1992/06/30      13450.27                    13462.97
  1992/07/31      13918.62                    13866.59
  1992/08/31      13810.84                    13731.39
  1992/09/30      13897.03                    13821.20
  1992/10/31      13729.32                    13685.33
  1992/11/30      14004.48                    13930.44
  1992/12/31      14173.33                    14072.67
  1993/01/31      14413.06                    14236.33
  1993/02/28      14922.00                    14751.26
  1993/03/31      14766.36                    14595.34
  1993/04/30      14922.95                    14742.61
  1993/05/31      15046.53                    14825.46
  1993/06/30      15287.77                    15072.90
  1993/07/31      15299.13                    15092.64
  1993/08/31      15693.16                    15406.87
  1993/09/30      15910.48                    15582.36
  1993/10/31      15919.01                    15612.43
  1993/11/30      15763.43                    15474.88
  1993/12/31      16127.44                    15801.56
  1994/01/31      16315.23                    15982.01
  1994/02/28      15884.02                    15568.08
  1994/03/31      15037.35                    14934.15
  1994/04/30      15137.13                    15060.79
  1994/05/31      15226.65                    15191.37
  1994/06/30      15170.58                    15098.55
  1994/07/31      15444.24                    15375.30
  1994/08/31      15468.50                    15428.50
  1994/09/30      15226.18                    15202.01
  1994/10/31      14959.27                    14932.02
  1994/11/30      14478.33                    14662.05
  1994/12/31      14829.23                    14984.76
  1995/01/31      15330.21                    15413.03
  1995/02/28      15743.26                    15861.24
  1995/03/31      15826.03                    16043.48
  1995/04/30      15878.05                    16062.42
  1995/05/31      16386.17                    16574.97
  1995/06/30      16257.63                    16430.77
  1995/07/31      16310.60                    16586.53
  1995/08/31      16475.59                    16796.85
  1995/09/30      16608.46                    16903.17
  1995/10/31      16829.54                    17148.94
  1995/11/30      17147.18                    17433.44
  1995/12/31      17298.58                    17600.98
  1996/01/31      17392.94                    17733.87
  1996/02/29      17366.00                    17614.16
  1996/03/31      16999.07                    17389.05
  1996/04/30      16931.15                    17339.84
  1996/05/31      16911.19                    17332.91
  1996/06/30      17108.19                    17521.66
  1996/07/31      17220.01                    17681.11
  1996/08/31      17257.49                    17676.87
  1996/09/30      17411.43                    17924.34
  1996/10/31      17583.29                    18127.07
  1996/11/30      17890.51                    18458.79
  1996/12/31      17824.07                    18381.26
  1997/01/31      17904.60                    18416.01
  1997/02/28      18064.91                    18585.06
  1997/03/31      17865.61                    18337.33
  1997/04/30      18016.04                    18490.81
  1997/05/31      18231.13                    18768.91
  1997/06/30      18459.71                    18968.80
  1997/07/31      18986.75                    19494.24
  1997/08/31      18813.36                    19311.57
  1997/09/30      19060.81                    19540.80
  1997/10/31      19169.82                    19666.45
  1997/11/30      19293.62                    19782.09
  1997/12/31      19604.70                    20070.71
  1998/01/31      19793.39                    20277.84
  1998/02/28      19799.74                    20283.92
  1998/03/31      19862.73                    20301.77
  1998/04/30      19760.54                    20210.21
  1998/05/31      20062.67                    20530.14
  1998/06/30      20135.98                    20611.03
  1998/07/31      20179.56                    20662.76
  1998/08/31      20483.97                    20982.00
  1998/09/30      20721.90                    21243.44
  1998/10/31      20717.47                    21243.01
  1998/11/30      20794.08                    21317.57
  1998/12/31      20823.34                    21371.30
  1999/01/31      21053.13                    21625.40
  1999/02/28      20924.68                    21530.90
  1999/03/31      20923.14                    21560.82
  1999/04/30      20968.36                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990514 115846 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on April 30, 1989, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $20,968 - a 109.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,         SEPTEMBER 3, 1996
                                                                              (COMMENCEMENT OF SALE OF
                                                                              CLASS A SHARES) TO OCTOBER 31,

                  1999                        1998                     1997   1996

Dividend returns  2.25%                       4.86%                    5.51%  0.89%

Capital returns   -1.04%                      3.21%                    3.51%   0.95%

Total returns     1.21%                       8.07%                    9.02%  1.84%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.69(cents)   28.12(cents)   55.88(cents)

Annualized dividend rate       4.59%         4.54%          4.48%

30-day annualized yield        3.74%         -              -

30-day annualized              5.84%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.44 over the past one month, $12.49 over the past six months and $12.46 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 years total return and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  1.08%          6.07%        38.54%        120.16%
- CL T

FIDELITY ADV MUNICIPAL INCOME  -2.46%         2.36%        33.69%        112.46%
- CL T  (INCL. 3.50% SALES
CHARGE)

LB Municipal Bond              1.75%          6.95%        43.52%        116.15%

General Municipal Debt Funds   1.19%          5.78%        38.92%        105.23%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  6.07%        6.74%         8.21%
- CL T

FIDELITY ADV MUNICIPAL INCOME  2.36%        5.98%         7.83%
- CL T  (INCL. 3.50% SALES
CHARGE)

LB Municipal Bond              6.95%        7.49%         8.01%

General Municipal Debt Funds   5.78%        6.79%         7.44%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL T   LB Municipal Bond
             00169                       LB015
  1989/04/30       9650.00                    10000.00
  1989/05/31       9807.66                    10207.70
  1989/06/30       9919.99                    10346.32
  1989/07/31      10007.02                    10487.13
  1989/08/31      10084.43                    10384.46
  1989/09/30      10114.83                    10353.52
  1989/10/31      10221.63                    10480.14
  1989/11/30      10347.46                    10663.55
  1989/12/31      10445.84                    10750.77
  1990/01/31      10462.32                    10699.92
  1990/02/28      10537.30                    10795.15
  1990/03/31      10603.41                    10798.39
  1990/04/30      10506.42                    10720.21
  1990/05/31      10721.73                    10954.23
  1990/06/30      10848.06                    11050.52
  1990/07/31      11015.37                    11212.96
  1990/08/31      10941.04                    11050.15
  1990/09/30      11018.84                    11056.45
  1990/10/31      11170.13                    11257.01
  1990/11/30      11447.28                    11483.39
  1990/12/31      11520.31                    11533.34
  1991/01/31      11654.39                    11688.12
  1991/02/28      11744.00                    11789.81
  1991/03/31      11813.04                    11794.05
  1991/04/30      12005.39                    11950.91
  1991/05/31      12153.79                    12057.16
  1991/06/30      12182.08                    12045.22
  1991/07/31      12339.60                    12191.93
  1991/08/31      12451.03                    12352.50
  1991/09/30      12597.08                    12513.33
  1991/10/31      12736.67                    12625.95
  1991/11/30      12784.58                    12661.17
  1991/12/31      12923.62                    12932.88
  1992/01/31      13066.88                    12962.37
  1992/02/29      13137.87                    12966.52
  1992/03/31      13203.78                    12971.32
  1992/04/30      13322.94                    13086.76
  1992/05/31      13442.46                    13240.79
  1992/06/30      13626.78                    13462.97
  1992/07/31      14101.28                    13866.59
  1992/08/31      13992.08                    13731.39
  1992/09/30      14079.40                    13821.20
  1992/10/31      13909.49                    13685.33
  1992/11/30      14188.26                    13930.44
  1992/12/31      14359.33                    14072.67
  1993/01/31      14602.21                    14236.33
  1993/02/28      15117.83                    14751.26
  1993/03/31      14960.15                    14595.34
  1993/04/30      15118.79                    14742.61
  1993/05/31      15243.99                    14825.46
  1993/06/30      15488.40                    15072.90
  1993/07/31      15499.90                    15092.64
  1993/08/31      15899.11                    15406.87
  1993/09/30      16119.28                    15582.36
  1993/10/31      16127.92                    15612.43
  1993/11/30      15970.30                    15474.88
  1993/12/31      16339.08                    15801.56
  1994/01/31      16529.34                    15982.01
  1994/02/28      16092.47                    15568.08
  1994/03/31      15234.69                    14934.15
  1994/04/30      15335.78                    15060.79
  1994/05/31      15426.47                    15191.37
  1994/06/30      15369.67                    15098.55
  1994/07/31      15646.92                    15375.30
  1994/08/31      15671.50                    15428.50
  1994/09/30      15426.00                    15202.01
  1994/10/31      15155.59                    14932.02
  1994/11/30      14668.34                    14662.05
  1994/12/31      15023.84                    14984.76
  1995/01/31      15531.39                    15413.03
  1995/02/28      15949.86                    15861.24
  1995/03/31      16033.73                    16043.48
  1995/04/30      16086.43                    16062.42
  1995/05/31      16601.21                    16574.97
  1995/06/30      16470.98                    16430.77
  1995/07/31      16524.64                    16586.53
  1995/08/31      16691.81                    16796.85
  1995/09/30      16826.41                    16903.17
  1995/10/31      17050.40                    17148.94
  1995/11/30      17372.21                    17433.44
  1995/12/31      17525.60                    17600.98
  1996/01/31      17621.19                    17733.87
  1996/02/29      17593.91                    17614.16
  1996/03/31      17222.15                    17389.05
  1996/04/30      17153.35                    17339.84
  1996/05/31      17133.12                    17332.91
  1996/06/30      17332.71                    17521.66
  1996/07/31      17446.00                    17681.11
  1996/08/31      17483.97                    17676.87
  1996/09/30      17640.87                    17924.34
  1996/10/31      17848.40                    18127.07
  1996/11/30      18112.15                    18458.79
  1996/12/31      18042.52                    18381.26
  1997/01/31      18123.50                    18416.01
  1997/02/28      18300.81                    18585.06
  1997/03/31      18099.31                    18337.33
  1997/04/30      18251.25                    18490.81
  1997/05/31      18468.98                    18768.91
  1997/06/30      18700.18                    18968.80
  1997/07/31      19233.62                    19494.24
  1997/08/31      19074.05                    19311.57
  1997/09/30      19308.86                    19540.80
  1997/10/31      19435.57                    19666.45
  1997/11/30      19541.89                    19782.09
  1997/12/31      19870.89                    20070.71
  1998/01/31      20062.39                    20277.84
  1998/02/28      20084.49                    20283.92
  1998/03/31      20133.15                    20301.77
  1998/04/30      20030.49                    20210.21
  1998/05/31      20337.47                    20530.14
  1998/06/30      20412.20                    20611.03
  1998/07/31      20457.21                    20662.76
  1998/08/31      20766.37                    20982.00
  1998/09/30      21007.82                    21243.44
  1998/10/31      21019.82                    21243.01
  1998/11/30      21078.87                    21317.57
  1998/12/31      21106.44                    21371.30
  1999/01/31      21336.99                    21625.40
  1999/02/28      21205.08                    21530.90
  1999/03/31      21201.80                    21560.82
  1999/04/30      21245.88                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990514 105118 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on April 30, 1989, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,246 - a 112.46% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998  1997   1996     1995    1994


Dividend returns  2.19%                      4.86%  5.47%  5.69%    6.62%   5.27%

Capital returns   -1.11%                     3.29%  3.42%   -1.01%   5.88%  -11.30%

Total returns     1.08%                      8.15%  8.89%  4.68%    12.50%  -6.03%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.59(cents)   27.44(cents)   55.41(cents)

Annualized dividend rate       4.49%         4.42%          4.44%

30-day annualized yield        3.71%         -              -

30-day annualized              5.80%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.45 over the past one month, $12.51 over the past six months and $12.47 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  0.76%          5.41%        33.63%        112.37%
- CL B

FIDELITY ADV MUNICIPAL INCOME  -4.19%         0.41%        31.63%        112.37%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond              1.75%          6.95%        43.52%        116.15%

General Municipal Debt Funds   1.19%          5.78%        38.92%        105.23%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  5.41%        5.97%         7.82%
- CL B

FIDELITY ADV MUNICIPAL INCOME  0.41%        5.65%         7.82%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond              6.95%        7.49%         8.01%

General Municipal Debt Funds   5.78%        6.79%         7.44%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL B   LB Municipal Bond
             00669                       LB015
  1989/04/30      10000.00                    10000.00
  1989/05/31      10163.38                    10207.70
  1989/06/30      10279.79                    10346.32
  1989/07/31      10369.96                    10487.13
  1989/08/31      10450.18                    10384.46
  1989/09/30      10481.69                    10353.52
  1989/10/31      10592.36                    10480.14
  1989/11/30      10722.76                    10663.55
  1989/12/31      10824.70                    10750.77
  1990/01/31      10841.78                    10699.92
  1990/02/28      10919.48                    10795.15
  1990/03/31      10987.99                    10798.39
  1990/04/30      10887.48                    10720.21
  1990/05/31      11110.60                    10954.23
  1990/06/30      11241.51                    11050.52
  1990/07/31      11414.89                    11212.96
  1990/08/31      11337.87                    11050.15
  1990/09/30      11418.49                    11056.45
  1990/10/31      11575.26                    11257.01
  1990/11/30      11862.47                    11483.39
  1990/12/31      11938.15                    11533.34
  1991/01/31      12077.09                    11688.12
  1991/02/28      12169.95                    11789.81
  1991/03/31      12241.49                    11794.05
  1991/04/30      12440.82                    11950.91
  1991/05/31      12594.60                    12057.16
  1991/06/30      12623.91                    12045.22
  1991/07/31      12787.15                    12191.93
  1991/08/31      12902.63                    12352.50
  1991/09/30      13053.97                    12513.33
  1991/10/31      13198.62                    12625.95
  1991/11/30      13248.27                    12661.17
  1991/12/31      13392.35                    12932.88
  1992/01/31      13540.81                    12962.37
  1992/02/29      13614.37                    12966.52
  1992/03/31      13682.67                    12971.32
  1992/04/30      13806.16                    13086.76
  1992/05/31      13930.01                    13240.79
  1992/06/30      14121.02                    13462.97
  1992/07/31      14612.72                    13866.59
  1992/08/31      14499.57                    13731.39
  1992/09/30      14590.06                    13821.20
  1992/10/31      14413.98                    13685.33
  1992/11/30      14702.87                    13930.44
  1992/12/31      14880.13                    14072.67
  1993/01/31      15131.82                    14236.33
  1993/02/28      15666.14                    14751.26
  1993/03/31      15502.74                    14595.34
  1993/04/30      15667.14                    14742.61
  1993/05/31      15796.88                    14825.46
  1993/06/30      16050.15                    15072.90
  1993/07/31      16062.07                    15092.64
  1993/08/31      16475.76                    15406.87
  1993/09/30      16703.91                    15582.36
  1993/10/31      16712.87                    15612.43
  1993/11/30      16549.54                    15474.88
  1993/12/31      16931.69                    15801.56
  1994/01/31      17128.85                    15982.01
  1994/02/28      16676.14                    15568.08
  1994/03/31      15787.24                    14934.15
  1994/04/30      15892.00                    15060.79
  1994/05/31      15985.98                    15191.37
  1994/06/30      15927.12                    15098.55
  1994/07/31      16193.81                    15375.30
  1994/08/31      16219.61                    15428.50
  1994/09/30      15950.65                    15202.01
  1994/10/31      15630.89                    14932.02
  1994/11/30      15118.13                    14662.05
  1994/12/31      15489.03                    14984.76
  1995/01/31      15988.15                    15413.03
  1995/02/28      16408.78                    15861.24
  1995/03/31      16484.51                    16043.48
  1995/04/30      16513.75                    16062.42
  1995/05/31      17032.37                    16574.97
  1995/06/30      16887.64                    16430.77
  1995/07/31      16931.83                    16586.53
  1995/08/31      17092.52                    16796.85
  1995/09/30      17220.21                    16903.17
  1995/10/31      17439.56                    17148.94
  1995/11/30      17758.94                    17433.44
  1995/12/31      17905.18                    17600.98
  1996/01/31      17993.67                    17733.87
  1996/02/29      17956.39                    17614.16
  1996/03/31      17566.44                    17389.05
  1996/04/30      17485.38                    17339.84
  1996/05/31      17453.30                    17332.91
  1996/06/30      17646.22                    17521.66
  1996/07/31      17751.75                    17681.11
  1996/08/31      17781.05                    17676.87
  1996/09/30      17931.07                    17924.34
  1996/10/31      18132.84                    18127.07
  1996/11/30      18392.93                    18458.79
  1996/12/31      18313.23                    18381.26
  1997/01/31      18371.02                    18416.01
  1997/02/28      18557.36                    18585.06
  1997/03/31      18343.23                    18337.33
  1997/04/30      18472.41                    18490.81
  1997/05/31      18699.82                    18768.91
  1997/06/30      18908.92                    18968.80
  1997/07/31      19439.02                    19494.24
  1997/08/31      19265.73                    19311.57
  1997/09/30      19493.29                    19540.80
  1997/10/31      19611.31                    19666.45
  1997/11/30      19724.78                    19782.09
  1997/12/31      20030.49                    20070.71
  1998/01/31      20228.49                    20277.84
  1998/02/28      20223.57                    20283.92
  1998/03/31      20261.50                    20301.77
  1998/04/30      20146.75                    20210.21
  1998/05/31      20445.51                    20530.14
  1998/06/30      20509.85                    20611.03
  1998/07/31      20544.21                    20662.76
  1998/08/31      20844.44                    20982.00
  1998/09/30      21076.30                    21243.44
  1998/10/31      21077.20                    21243.01
  1998/11/30      21125.38                    21317.57
  1998/12/31      21141.86                    21371.30
  1999/01/31      21362.17                    21625.40
  1999/02/28      21218.43                    21530.90
  1999/03/31      21203.81                    21560.82
  1999/04/30      21236.62                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990514 104753 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,237 - a 112.37% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,        JUNE 30, 1994 (COMMENCEMENT
                                                                             OF SALE OF CLASS B SHARES)
                                                                             TO  OCTOBER 31,

                  1999                        1998   1997   1996     1995    1994


Dividend returns  1.88%                       4.17%  4.81%  4.99%    5.77%   1.59%

Capital returns   -1.12%                      3.30%  3.34%   -1.01%   5.80%  -3.45%

Total returns     0.76%                       7.47%  8.15%  3.98%    11.57%  -1.86%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.92(cents)   23.45(cents)   47.45(cents)

Annualized dividend rate       3.84%         3.79%          3.81%

30-day annualized yield        3.19%         -              -

30-day annualized              4.98%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.42 over the past one month, $12.47 over the past six months, and $12.44 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1,
1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  0.71%          5.22%        33.21%        111.70%
- CL C

FIDELITY ADV MUNICIPAL INCOME  -0.27%         4.22%        33.21%        111.70%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond              1.75%          6.95%        43.52%        116.15%

General Municipal Debt Funds   1.19%          5.78%        38.92%        105.23%
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  5.22%        5.90%         7.79%
- CL C

FIDELITY ADV MUNICIPAL INCOME  4.22%        5.90%         7.79%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Municipal Bond              6.95%        7.49%         8.01%

General Municipal Debt Funds   5.78%        6.79%         7.44%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL C   LB Municipal Bond
             00490                       LB015
  1989/04/30      10000.00                    10000.00
  1989/05/31      10163.38                    10207.70
  1989/06/30      10279.79                    10346.32
  1989/07/31      10369.96                    10487.13
  1989/08/31      10450.18                    10384.46
  1989/09/30      10481.69                    10353.52
  1989/10/31      10592.36                    10480.14
  1989/11/30      10722.76                    10663.55
  1989/12/31      10824.70                    10750.77
  1990/01/31      10841.78                    10699.92
  1990/02/28      10919.48                    10795.15
  1990/03/31      10987.99                    10798.39
  1990/04/30      10887.48                    10720.21
  1990/05/31      11110.60                    10954.23
  1990/06/30      11241.51                    11050.52
  1990/07/31      11414.89                    11212.96
  1990/08/31      11337.87                    11050.15
  1990/09/30      11418.49                    11056.45
  1990/10/31      11575.26                    11257.01
  1990/11/30      11862.47                    11483.39
  1990/12/31      11938.15                    11533.34
  1991/01/31      12077.09                    11688.12
  1991/02/28      12169.95                    11789.81
  1991/03/31      12241.49                    11794.05
  1991/04/30      12440.82                    11950.91
  1991/05/31      12594.60                    12057.16
  1991/06/30      12623.91                    12045.22
  1991/07/31      12787.15                    12191.93
  1991/08/31      12902.63                    12352.50
  1991/09/30      13053.97                    12513.33
  1991/10/31      13198.62                    12625.95
  1991/11/30      13248.27                    12661.17
  1991/12/31      13392.35                    12932.88
  1992/01/31      13540.81                    12962.37
  1992/02/29      13614.37                    12966.52
  1992/03/31      13682.67                    12971.32
  1992/04/30      13806.16                    13086.76
  1992/05/31      13930.01                    13240.79
  1992/06/30      14121.02                    13462.97
  1992/07/31      14612.72                    13866.59
  1992/08/31      14499.57                    13731.39
  1992/09/30      14590.06                    13821.20
  1992/10/31      14413.98                    13685.33
  1992/11/30      14702.87                    13930.44
  1992/12/31      14880.13                    14072.67
  1993/01/31      15131.82                    14236.33
  1993/02/28      15666.14                    14751.26
  1993/03/31      15502.74                    14595.34
  1993/04/30      15667.14                    14742.61
  1993/05/31      15796.88                    14825.46
  1993/06/30      16050.15                    15072.90
  1993/07/31      16062.07                    15092.64
  1993/08/31      16475.76                    15406.87
  1993/09/30      16703.91                    15582.36
  1993/10/31      16712.87                    15612.43
  1993/11/30      16549.54                    15474.88
  1993/12/31      16931.69                    15801.56
  1994/01/31      17128.85                    15982.01
  1994/02/28      16676.14                    15568.08
  1994/03/31      15787.24                    14934.15
  1994/04/30      15892.00                    15060.79
  1994/05/31      15985.98                    15191.37
  1994/06/30      15927.12                    15098.55
  1994/07/31      16193.81                    15375.30
  1994/08/31      16219.61                    15428.50
  1994/09/30      15950.65                    15202.01
  1994/10/31      15630.89                    14932.02
  1994/11/30      15118.13                    14662.05
  1994/12/31      15489.03                    14984.76
  1995/01/31      15988.15                    15413.03
  1995/02/28      16408.78                    15861.24
  1995/03/31      16484.51                    16043.48
  1995/04/30      16513.75                    16062.42
  1995/05/31      17032.37                    16574.97
  1995/06/30      16887.64                    16430.77
  1995/07/31      16931.83                    16586.53
  1995/08/31      17092.52                    16796.85
  1995/09/30      17220.21                    16903.17
  1995/10/31      17439.56                    17148.94
  1995/11/30      17758.94                    17433.44
  1995/12/31      17905.18                    17600.98
  1996/01/31      17993.67                    17733.87
  1996/02/29      17956.39                    17614.16
  1996/03/31      17566.44                    17389.05
  1996/04/30      17485.38                    17339.84
  1996/05/31      17453.30                    17332.91
  1996/06/30      17646.22                    17521.66
  1996/07/31      17751.75                    17681.11
  1996/08/31      17781.05                    17676.87
  1996/09/30      17931.07                    17924.34
  1996/10/31      18132.84                    18127.07
  1996/11/30      18392.93                    18458.79
  1996/12/31      18313.23                    18381.26
  1997/01/31      18371.02                    18416.01
  1997/02/28      18557.36                    18585.06
  1997/03/31      18343.23                    18337.33
  1997/04/30      18472.41                    18490.81
  1997/05/31      18699.82                    18768.91
  1997/06/30      18908.92                    18968.80
  1997/07/31      19439.02                    19494.24
  1997/08/31      19265.73                    19311.57
  1997/09/30      19493.29                    19540.80
  1997/10/31      19611.31                    19666.45
  1997/11/30      19705.31                    19782.09
  1997/12/31      20020.51                    20070.71
  1998/01/31      20197.89                    20277.84
  1998/02/28      20206.92                    20283.92
  1998/03/31      20239.07                    20301.77
  1998/04/30      20120.78                    20210.21
  1998/05/31      20413.48                    20530.14
  1998/06/30      20473.39                    20611.03
  1998/07/31      20502.91                    20662.76
  1998/08/31      20797.26                    20982.00
  1998/09/30      21040.78                    21243.44
  1998/10/31      21019.95                    21243.01
  1998/11/30      21066.63                    21317.57
  1998/12/31      21081.92                    21371.30
  1999/01/31      21300.02                    21625.40
  1999/02/28      21155.52                    21530.90
  1999/03/31      21139.31                    21560.82
  1999/04/30      21170.14                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990514 104918 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,170 - a 111.70% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS
                 SIX MONTHS ENDED APRIL 30,   NOVEMBER 3, 1997
                                              (COMMENCEMENT OF SALE OF
                                              CLASS C SHARES) TO OCTOBER 31

                  1999                        1998

Dividend returns  1.82%                       3.87%

Capital returns   -1.11%                      3.54%

Total returns     0.71%                       7.41%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.81(cents)   22.95(cents)   45.31(cents)

Annualized dividend rate       3.72%         3.70%          3.63%

30-day annualized yield        3.06%         -              -

30-day annualized              4.78%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.45 over the past one month, $12.51 over the past six months, and $12.47 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Municipal bonds outperformed
Treasuries during the six-month
period that ended April 30, 1999.
During that time, the Lehman Brothers
Municipal Bond Index - an index
of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned 1.75%.
In contrast, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - gained 0.69%.
During the six-month period, the
ratio of municipal bond yields to
Treasury bond yields improved.
While Treasury yields rose during
the first quarter of the year,
municipal yields remained
relatively stable, due in part to an
improving supply and demand
environment. Municipal bond
issuance was off its torrid pace
experienced last year (which was
just shy of the record $292 billion
issued in 1993), while retail investor
demand strengthened in 1999,
helping municipal bonds
outperform Treasuries. Although the
municipal market managed to
produce marginal returns over the
past six months, bond market
sentiment turned bearish late in the
period as strong economic reports
indicated that the U.S. economy
continued to grow at brisk pace. The
strength of the domestic economy
combined with a perception of
improving overseas markets caused
investors to once again focus on the
threat of inflation and the prospects of higher interest rates.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 1.21%, 1.08%, 0.76% and 0.71%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 1.19% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 1.75% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.11%, 6.07%, 5.41% and 5.22%, respectively. Those returns compared to the general municipal debt funds average's 5.78% return and the Lehman Brothers index's 6.95% return for the same 12-month period.

Q. HOW DID YOU POSITION THE FUND DURING THE PERIOD?

A. I continued to emphasize intermediate-term bonds with maturities of between five and 15 years. I also kept the fund's investments concentrated in higher-quality bonds - those rated A or higher. Throughout the first quarter of 1999, municipal bond investors became increasingly discriminating on the basis of quality. As a result, lower-quality securities - including Baa-rated issues in the investment-grade range - underperformed. The fund's concentration in higher-quality bonds - those rated A or higher - helped its performance over the past six months. However, some of the fund's Baa-rated holdings, particularly those in the hospital sector, were disappointments during the period.

Q. WHY DID HOSPITALS PERFORM POORLY?

A. Cutbacks in federally funded health care programs and the growing competitiveness of the industry is putting pressure on hospitals nationwide. That's why investing in the health care sector requires thorough research. In this difficult operating environment, my strategy is to be opportunistic, relying on Fidelity's research to identify those institutions that will navigate through these problems and ultimately emerge as the successful, dominant hospitals in their respective markets. I believe selective hospital issues will be among the market's strongest performers in coming periods.

Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES DURING THE PAST SIX
MONTHS?

A. I added to the fund's stake in student loan bonds, which offered high yields relative to comparably rated bonds from other sectors. Investors demand higher yields from student loan bonds because there is a risk that the securities will be prepaid prior to maturity as borrowers pay off student loans early. Some student loan bonds offered above-average return potential even after taking into account that prepayment risk. I also added to the fund's stake in education bonds, primarily those backed by colleges and universities. Higher education tends to be resistant to an economic slowdown, so bonds issued by colleges and universities help diversify the fund away from the more cyclical sectors - such as state and local general obligation bonds - which make up the vast majority of the municipal market. What's more, demographic trends favor the education sector because one of the fastest-growing segments of the American population is at or is approaching college age.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. Although they gained some ground during the past six months, municipals were priced attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices was their yields, which were roughly 90% of Treasury yields. Historically, municipals yield between 65% and 85% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well. One trend we've seen lately is that municipals have outperformed Treasuries when interest rates rise, but tend to lag Treasuries when interest rates decline. I believe that trend will continue to define the municipal market over the near term.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to provide a high
current yield exempt from
federal income tax

START DATE: September 16,
1987

SIZE: as of April 30, 1999,
more than $455 million

MANAGER: Christine Thompson,
since 1998; joined Fidelity
in 1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is
how they will impact the credit
quality of various issuers.
Fidelity's research team asks
issuers a number of things,
including how vulnerable they
believe they are to potential
problems, what their short-term
contingency plans are in the event
of any problems and what
long-term solutions they've
developed. What we've found so
far is that there are varying
degrees of sophistication among
issuers, with some much more
poised to deal with potential
problems than others. That's why
we carefully consider Y2K-related
issues in our routine security
selection process."

(solid bullet) General obligation bonds
(GOs) made up the fund's largest
sector concentration at 20.7% of
investments at the end of the
period. A GO is backed by the full
faith and credit - which includes
the taxing power - of a city,
county, state or other issuers, and
is paid with general revenue,
including taxes.


INVESTMENT CHANGES





TOP FIVE STATES AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE HOLDINGS 6 MONTHS AGO

New York                       19.0                     20.6

Massachusetts                  6.8                      6.0

Colorado                       5.2                      5.8

California                     5.1                      6.6

Michigan                       5.0                      5.7

TOP FIVE SECTORS AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            20.7                     20.5

Electric Utilities             17.6                     19.1

Health Care                    14.0                     13.4

Transportation                 12.6                     12.0

Escrowed/Pre-Refunded          7.7                      11.3

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                                        6 MONTHS AGO

Years                          12.9                     13.3


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           6.4   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 1999

Aaa 43.9%
Aa, A 28.6%
Baa 20.8%
Not Rated 4.8%
Short-term
investments 1.9%

Row: 1, Col: 1, Value: 43.9
Row: 1, Col: 2, Value: 28.6
Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 5, Value: 1.9

AS OF OCTOBER 31, 1998

Aaa 43.0%
Aa, A 27.3%
Baa 23.0%
Not Rated 5.6%
Short-term
investments 1.1%

Row: 1, Col: 1, Value: 43.0
Row: 1, Col: 2, Value: 27.3
Row: 1, Col: 3, Value: 23.0
Row: 1, Col: 4, Value: 5.6
Row: 1, Col: 5, Value: 1.1

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1999 AND OCTOBER 31, 1998 ACCOUNT FOR 0% AND 5.4% RESPECTIVELY, OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.1%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ALABAMA - 1.0%

Shelby County Gen. Oblig.         -         $ 4,000,000                     $ 4,417,560
Series A, 7.7% 8/1/17

ALASKA - 1.9%

Alaska Hsg. Fin. Corp. Rfdg.      Aa2        5,490,000                       5,598,977
Series A 5.4% 12/1/13

Alaska Student Ln. Corp.
Student Ln. Rev. Series A:

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,500,000                       1,574,130
(d)

5.45% 7/1/09 (AMBAC Insured)      Aaa        1,500,000                       1,578,705
(d)

                                                                             8,751,812

ARIZONA - 1.0%

Maricopa County Ind. Dev.         A2         4,495,000                       4,501,113
Auth. Health Facilities Rev.
Rfdg. (Catholic Healthcare
West Proj.) Series A 4.1%
7/1/03

ARKANSAS - 0.3%

Little Rock Arpt. Passenger       Aaa        1,095,000                       1,192,893
Facilities Charge Rev. 5.65%
5/1/16 (AMBAC Insured) (d)

CALIFORNIA - 5.1%

California Dept. of Wtr.          Aa2        2,190,000                       2,322,670
Resources Wtr. Sys. Rev.
(Central Valley Proj.)
Series J 2, 6.125% 12/1/13

California Gen. Oblig. 6%         Aa3        2,500,000                       2,841,300
10/1/09

California Hsg. Fin. Agcy.
Rev.:

(Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        925,000                         941,992
Insured) (d)

Series R, 6.15% 8/1/27 (MBIA      Aaa        1,500,000                       1,572,855
Insured) (d)

Rfdg. (Home Mtg.) Series A,       Aaa        135,000                         137,931
5.7% 8/1/16 (MBIA Insured)

California Pub. Works Board
Lease Rev. Rfdg.:

(California Univ. Proj.)          A1         2,000,000                       2,139,900
Series A, 5.5% 10/1/13

(Dept. of Corrections State       Aaa        1,750,000                       1,761,218
Prisons) Series A, 5%
12/1/19 (AMBAC Insured)

(Various California Univ.         Aa3        1,500,000                       1,638,540
Projs.) Series A, 5.5% 6/1/14

Central Valley Fing. Auth.        BBB-       4,500,000                       4,788,495
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6%
7/1/09

Foothill/Eastern Trans.           Baa3       2,000,000                       926,660
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Sr.
Lien Series A,  0% 1/1/14

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CALIFORNIA - CONTINUED

Northern California Pwr.          Aaa       $ 750,000                       $ 844,073
Agcy. Pub. Pwr. Rev. (Proj.
No. 3) 5.85% 7/1/10 (AMBAC
Insured) (Escrowed to
Maturity) (e)

Sacramento City Fing. Auth.       Aaa        2,000,000                       2,115,720
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento City Fing. Auth.       Aaa        1,225,000                       688,413
Rev. (Cap. Appreciation)
Series B, 0% 11/1/11  (MBIA
Insured)

Sacramento Cogeneration Auth.     BBB-       500,000                         546,380
Cogeneration Proj. Rev.
(Procter & Gamble) 6.375%
7/1/10

                                                                             23,266,147

COLORADO - 5.2%

Arapaho County Cap. Impt.         Aaa        7,800,000                       1,252,836
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/2005 @ 20.8626) (e)

Colorado Health Facilities
Auth. Rev.:

(Nat'l. Benevolent Assoc.         Baa1       1,360,000                       1,469,208
Proj.) Series A,  6.5% 6/1/25

Rfdg. (Rocky Mountain
Adventist):

6.625% 2/1/13                     Baa2       6,900,000                       7,095,408

6.625% 2/1/22                     Baa2       4,000,000                       4,113,280

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/06 (MBIA Insured)          Aaa        1,405,000                       1,061,618

0% 1/1/08 (MBIA Insured)          Aaa        870,000                         595,324

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA       Aaa        2,115,000                       1,843,032
Insured) (d)

Series D, 0% 11/15/04 (MBIA       Aaa        1,700,000                       1,349,630
Insured) (d)

Series A:

7.5% 11/15/23 (d)                 Baa1       2,070,000                       2,354,749

7.5% 11/15/23 (Pre-Refunded       Aaa        430,000                         510,169
to 11/15/2004 @ 102) (d)(e)

8.5% 11/15/23 (d)                 Baa1       1,000,000                       1,078,170

Series C, 6.55% 11/15/02 (d)      Baa1       1,000,000                       1,071,890

                                                                             23,795,314

CONNECTICUT - 1.7%

Connecticut Spl. Tax Oblig.       Aaa        1,500,000                       1,630,350
Rev. (Trans. Infrastructure)
Series A, 5.5% 11/1/06  (FSA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Health & Edl.         AAA       $ 2,400,000                     $ 2,636,184
Facilities Auth. Rev. (New
Britain Memorial Hosp.)
Series A, 7.5% 7/1/06
(Pre-Refunded to 7/1/2002 @
102) (e)

Eastern Connecticut Resources     BBB+       3,350,000                       3,296,769
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5.5% 1/1/20
(d)

                                                                             7,563,303

DISTRICT OF COLUMBIA - 3.2%

District of Columbia:

(Nat'l. Academy of Science        Aaa        2,500,000                       2,432,600
Proj.) Series A, 5% 1/1/19
(AMBAC Insured)

Rfdg. (Georgetown Univ.)          Aaa        2,000,000                       2,228,900
Series A, 5.95% 4/1/14 (MBIA
Insured)

District of Columbia Gen.
Oblig. Rfdg.:

Series A:

6% 6/1/07 (MBIA Insured)          Aaa        1,850,000                       2,041,623

6% 6/1/07 (MBIA Insured)          Aaa        150,000                         166,907
(Escrowed to Maturity) (e)

Series B, 5% 6/1/05 (MBIA         Aaa        4,135,000                       4,312,143
Insured)

District of Columbia Hosp.        -          940,000                         1,004,296
Rev. (Hosp. for Sick
Children) Series A, 8.875%
1/1/21

District of Columbia Redev.
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.:

5.3% 11/1/99                      Baa        1,700,000                       1,712,631

5.625% 11/1/10                    Baa        510,000                         526,147

                                                                             14,425,247

FLORIDA - 1.9%

Broward County Resource           A3         545,000                         572,888
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        5,000,000                       5,419,000
Rfdg. Series D, 5.75%
10/1/09 (AMBAC Insured) (d)

Florida Mid-Bay Bridge Auth.      -          2,500,000                       2,762,550
Rev. Series A, 7.5% 10/1/17

                                                                             8,754,438

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

HAWAII - 1.9%

Hawaii Series CN, 6.25%           Aaa       $ 4,515,000                     $ 4,893,086
3/1/03 (FGIC Insured)

Honolulu City & County Gen.       Aaa        3,500,000                       3,662,470
Oblig. Rfdg.  Series C, 5%
7/1/07 (FGIC Insured)

                                                                             8,555,556

IDAHO - 0.0%

Boise Urban Renewal Agcy.         BBB+       180,000                         183,055
Parking Rev.  Series A-C,
8.125% 9/1/15

ILLINOIS - 4.8%

Chicago Midway Arpt. Rev.         Aaa        1,500,000                       1,539,855
Series A, 5.5% 1/1/29 (MBIA
Insured)

Chicago O'Hare Int'l. Arpt.
Rev.:

(Passenger Facility Charge)       Aaa        2,500,000                       2,675,400
Series A, 5.6% 1/1/10 (AMBAC
Insured)

Rfdg. (Gen. Arpt. Proj.)
Series A:

6.25% 1/1/09 (AMBAC Insured)      Aaa        3,700,000                       4,129,903
(d)

6.375% 1/1/15 (MBIA Insured)      Aaa        1,400,000                       1,554,910

Chicago O'Hare Int'l. Arpt.       Baa2       1,000,000                       1,180,180
Spl. Facilities Rev. Rfdg.
(American Airlines, Inc.
Proj.) 8.2% 12/1/24

Chicago School Reform Board       Aaa        5,000,000                       5,244,100
5.75% 12/1/27 (AMBAC Insured)

Du Page County Cmnty. High        Aaa        1,640,000                       1,810,544
School District #99 (Downers
Grove) Series A, 6% 2/1/06
(AMBAC Insured)

Illinois Edl. Facilities          Aaa        1,200,000                       1,325,748
Auth. Rfdg. (DePaul Univ.)
6% 10/1/05 (AMBAC Insured)

Illinois Health Facilities
Auth. Rev. (Memorial Hosp.):

7.125% 5/1/10 (Pre-Refunded       -          1,000,000                       1,112,180
to 5/1/2002 @ 102) (e)

7.25% 5/1/22 (Pre-Refunded to     -          1,000,000                       1,115,680
5/1/2002 @ 102) (e)

                                                                             21,688,500

INDIANA - 0.2%

Indianapolis Econ. Dev. &         Baa1       1,000,000                       1,098,100
Impt. Rev. Rfdg.  (Nat'l.
Benevolent Assoc.) 7.625%
10/1/22

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

KANSAS - 0.6%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth):

5% 12/1/13 (MBIA Insured)         Aaa       $ 2,390,000                     $ 2,419,039

5% 12/1/14 (MBIA Insured)         Aaa        500,000                         507,670

                                                                             2,926,709

KENTUCKY - 1.8%

Kenton County Arpt. Board
Arpt. Rev.:

(Cincinnati/Northern Kentucky     Aaa        5,570,000                       6,066,733
Int'l.) Series A, 6% 3/1/05
(MBIA Insured) (d)

(Spl. Facilities Delta            Baa3       2,000,000                       2,169,800
Airlines, Inc. Proj.)
Series A, 7.5% 2/1/20 (d)

                                                                             8,236,533

MARYLAND - 1.1%

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Good Samaritian Hosp.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        1,015,000                       1,122,935

5.75% 7/1/13 (Escrowed to         A1         1,665,000                       1,820,345
Maturity) (e)

Rfdg. (John Hopkins Univ.) 6%     Aa2        2,000,000                       2,271,400
7/1/10

                                                                             5,214,680

MASSACHUSETTS - 6.8%

Martha's Vineyard Land Bank       Aaa        1,000,000                       1,002,500
Rev. Series A, 5.125% 5/1/18
(FSA Insured)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Bentley College) Series J,       Aaa        1,265,000                       1,260,345
5% 7/1/17 (MBIA Insured)

(Fairview Extended Care)          Aaa        5,000,000                       5,670,700
Series A, 10.25% 1/1/21
(Pre-Refunded to 1/1/2001 @
103) (e)

(Hebrew Rehab. Ctr. for Aged)     A          2,000,000                       1,992,720
Series C, 5.25% 7/1/17

(New England Med. Ctr. Hosp.)     Aaa        500,000                         503,915
Series G, 5.375% 7/1/24
(MBIA Insured)

Massachusetts Ind. Fin. Agcy.     BBB        1,000,000                       1,006,470
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.7% 12/1/03

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.)           -         $ 700,000                       $ 736,750
Series B, 10.125% 11/1/14
(Pre-Refunded to 11/1/99  @
102)

(Cap. Appreciation)
(Massachusetts Biomedical)
Series A 2:

0% 8/1/08                         -          800,000                         529,792

0% 8/1/10                         -          4,500,000                       2,617,605

Rfdg. (Emerson College) Issue     -          1,000,000                       1,103,210
A, 8.9% 1/1/18 (Pre-Refunded
to 1/1/2001 @ 102) (e)

Massachusetts Muni. Wholesale     Baa2       1,000,000                       1,086,650
Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series C, 6.5%
7/1/03

Massachusetts Tpk. Auth.          Aaa        5,000,000                       4,936,000
Metro Hwy. Sys. Rev. Series
A, 5.125% 1/1/23 (MBIA
Insured)

New England Ed. Ln. Marketing
Corp.:

Rfdg. 5.625% 7/1/04 (d)           A1         3,880,000                       4,099,336

Student Ln. Rev. Issue A,         Aaa        4,005,000                       4,196,439
5.8% 3/1/02

                                                                             30,742,432

MICHIGAN - 4.3%

Detroit Gen. Oblig. Rfdg.         Baa1       1,710,000                       1,745,722
Series B, 6% 4/1/00

Michigan Bldg. Auth. Rev.         Aaa        3,000,000                       3,319,710
(Facilities Prog.)  Series
1, 6% 10/1/05 (AMBAC Insured)

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Med. Ctr.)
Series A:

5.5% 10/1/18                      Baa2       4,250,000                       4,097,085

5.5% 10/1/27                      Baa2       3,000,000                       2,851,470

(Pontiac Osteopathic Hosp.)       Baa2       2,000,000                       1,982,040
Series A, 6% 2/1/24

Michigan Strategic Fund Rev.      Aaa        3,000,000                       3,006,630
Rfdg. (Detroit Edison Co.
Proj.) Series A, 5.55%
9/1/29 (MBIA Insured) (d)(f)

Royal Oak Hosp. Fin. Auth.        Aa3        2,310,000                       2,599,489
Rev. Rfdg. (William Beaumont
Hosp.) 6.25% 1/1/09

                                                                             19,602,146

MINNESOTA - 2.0%

Minneapolis & Saint Paul Hsg.     Aaa        1,800,000                       1,739,844
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp.) Series A, 4.75%
11/15/18 (AMBAC Insured)

Minnesota Hsg. Fin. Agcy.         Aa2        2,000,000                       2,103,500
(Single Family Mtg.) Series
D, 6.4% 7/1/15 (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Rochester Health Care             AA+       $ 2,000,000                     $ 2,076,280
Facilities Rev. (Mayo
Foundation) Series A, 5.5%
11/15/27

Western Minnesota Muni. Pwr.      Aaa        3,000,000                       3,364,710
Agcy. Pwr. Supply Rev. Rfdg.
Series A, 6.25% 1/1/06
(AMBAC Insured)

                                                                             9,284,334

MISSISSIPPI - 0.6%

Mississippi Gen. Oblig. 6.2%      Aaa        2,245,000                       2,534,313
2/1/08 (Escrowed to
Maturity) (e)

Mississippi Home Corp. Single     Aaa        175,000                         184,357
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

                                                                             2,718,670

NEBRASKA - 1.4%

Nebraska Pub. Pwr. District
Rev. Rfdg.:

(Elec. Sys.) Series A, 6%         A1         1,500,000                       1,613,235
1/1/06 (Pre-Refunded to
1/1/2002 @ 102) (e)

(Pwr. Supply Sys.) Series C,      A1         4,590,000                       4,854,522
5% 1/1/17 (Pre-Refunded to
7/1/2004 @ 101) (e)

                                                                             6,467,757

NEVADA - 0.6%

Las Vegas Downtown Redev.
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A:

6% 6/15/10                        BBB+       1,500,000                       1,547,820

6.1% 6/15/14                      BBB+       1,000,000                       1,048,610

                                                                             2,596,430

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          485,000                         518,756
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc.)  Series A, 9.5% 5/1/20
(Pre-Refunded to 5/1/2000 @
102) (e)

NEW JERSEY - 2.0%

New Jersey Edl. Facilities
Auth. Rev. Rfdg. (Seton Hall
Univ. Proj.):

5% 7/1/18 (AMBAC Insured) (f)     Aaa        1,000,000                       988,960

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,610,000                       1,717,886
(f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund      Aaa       $ 4,000,000                     $ 4,278,160
Auth. Rfdg.  (Trans. Sys.)
Series A, 5.5% 6/15/11
(MBIA Insured)

Passaic County Util. Auth.        Aaa        2,500,000                       2,246,775
Solid Waste Disp. Rev. Rfdg.
(Cap. Appreciation) 0%
3/1/02  (MBIA Insured)

                                                                             9,231,781

NEW MEXICO - 1.8%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured)       Aaa        3,970,000                       4,537,273
(d)

6.75% 7/1/11 (AMBAC Insured)      Aaa        1,805,000                       2,153,419
(d)

New Mexico Edl. Assistance        Aaa        1,350,000                       1,378,080
Foundation Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (d)

                                                                             8,068,772

NEW YORK - 19.0%

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Series A:

5.125% 12/1/22 (FSA Insured)      Aaa        9,390,000                       9,381,831

5.5% 12/1/29                      Baa1       2,400,000                       2,454,912

4% 4/1/00                         Baa1       2,250,000                       2,256,885

Muni. Assistance Corp. for        Aa2        5,000,000                       5,522,800
New York City Rfdg. Series
H, 6% 7/1/05

New York City Gen. Oblig.:

Rfdg.:

Series A, 7% 8/1/03               A3         2,000,000                       2,230,800

Series B:

5.7% 8/15/02                      A3         1,130,000                       1,192,659

5.7% 8/15/02 (Escrowed to         A3         35,000                          37,151
Maturity) (e)

6.75% 8/15/03                     A3         2,000,000                       2,213,280

Series E, 6.5% 2/15/04 (FGIC      Aaa        1,500,000                       1,656,195
Insured)

Series D, 5.5% 2/15/04            A3         5,000,000                       5,298,800

Series H, 6.875% 2/1/02           A3         240,000                         258,163

New York City Ind. Dev. Agcy.     Aaa        1,000,000                       1,092,790
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991, 6% 11/1/15 (FSA
Insured) (d)

New York City Ind. Dev. Agcy.     A3         8,680,000                       9,345,409
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5.9%
1/1/06 (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa       $ 3,500,000                     $ 3,606,715

5.75% 6/15/26                     A1         5,000,000                       5,295,250

5.75% 6/15/29                     A1         4,000,000                       4,236,200

New York Metro. Trans. Auth.
Rfdg. (Svc. Contract) Series
R:

5% 7/1/02                         Baa1       2,370,000                       2,447,997

5% 7/1/03                         Baa1       2,490,000                       2,587,982

New York State Dorm. Auth.
Rev.:

(Consolidated City Univ.          Baa1       3,000,000                       3,227,820
Sys.) Series A, 5.7% 7/1/05

(New York Univ.) Series A,        Aaa        1,000,000                       1,119,700
5.75% 7/1/14 (MBIA Insured)

Rfdg. (Jamaica Hosp.) Series      Aaa        6,150,000                       6,341,757
F, 5.2% 2/15/14 (MBIA
Insured)

New York State Envir.
Facilities Corp.:

Clean Wtr. & Drinking Wtr.
Rev.:

Series F, 4.875% 6/15/18          Aa2        1,000,000                       971,430

4.875% 6/15/20                    Aa2        1,300,000                       1,250,990

Poll. Cont. Rev. 5.125%           Aa1        1,000,000                       1,004,120
6/15/19

New York State Local Govt.        A3         7,500,000                       7,946,100
Assistance Corp. Rfdg.
Series C, 5.5% 4/1/17

New York State Thruway Auth.      Baa1       2,000,000                       2,186,160
Svc. Contract Rev. (Local
Hwy. & Bridges) 5.9% 4/1/07

Suffolk County Wtr. Auth.         Aaa        1,000,000                       1,124,450
Wtrwks. Rev. Rfdg. 6% 6/1/17
(MBIA Insured)

                                                                             86,288,346

NORTH CAROLINA - 4.4%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.
Rfdg.:

Series A, 5.5% 1/1/05 (MBIA       Aaa        4,000,000                       4,264,480
Insured)

Series B:

6% 1/1/06                         Baa1       4,175,000                       4,449,590

7.25% 1/1/07                      Baa1       1,000,000                       1,155,470

Series C:

5.125% 1/1/03                     Baa1       2,600,000                       2,667,262

5.25% 1/1/04                      Baa1       1,365,000                       1,408,680

5.5% 1/1/07 (MBIA Insured)        Aaa        2,000,000                       2,145,780

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NORTH CAROLINA - CONTINUED

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

Rfdg. 5.75% 1/1/02                A3        $ 1,750,000                     $ 1,825,425

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150,000                       1,245,128

6.25% 1/1/17 (AMBAC Insured)      Aaa        650,000                         716,105
(Pre-Refunded to 1/1/2003 @
102) (e)

                                                                             19,877,920

OHIO - 4.5%

Cincinnati Student Ln. Fdg.       -          1,530,000                       1,592,699
Corp. Student Ln. Rev.
Series B, 8.875% 8/1/08 (d)

Franklin County Hosp. Rev.        Baa3       5,000,000                       4,957,150
(Doctor's Ohio Health Corp.)
Series A 4.75% 12/1/03

Gateway Economic Dev. Corp.       -          3,000,000                       3,141,600
Greater Cleveland Stadium
Rev. 6.5% 9/15/14 (d)

Marion County Hosp. Impt.         BBB+       1,000,000                       1,028,100
Rev. Rfdg. (Comnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Tpk. Commission Tpk.         Aaa        5,000,000                       5,353,650
Rev. Rfdg. Series A, 5.5%
2/15/24 (FGIC Insured)

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev. (Wtr.
Cont. Ln. Fund):

State Match Series, 6.5%          Aaa        1,835,000                       2,062,687
12/1/04  (MBIA Insured)

Wtr. Quality Series, 5.625%       Aaa        2,000,000                       2,168,800
6/1/06  (MBIA Insured)

                                                                             20,304,686

OKLAHOMA - 1.2%

Sapulpa Muni. Auth. Util.         Aaa        1,000,000                       1,059,450
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       4,000,000                       4,408,240
(American Airlines Corp.)
7.35% 12/1/11

                                                                             5,467,690

PENNSYLVANIA - 4.1%

Allegheny County Ind. Dev.        -          325,000                         347,926
Auth. Rev. (YMCA) Series A,
8.75% 3/1/10

Butler County Ind. Dev. Auth.     A          3,000,000                       3,098,430
Health Ctr. Rev. Rfdg.
(Sherwood Oaks Proj.) 5.75%
6/1/11

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health):

6.8% 11/15/14                     Baa2       3,250,000                       3,508,440

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health): - continued

6.8% 11/15/23                     Baa2      $ 1,000,000                     $ 1,079,520

Delaware County Auth. Rev.
(Riddle Village Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        2,250,000                       2,714,153
Maturity) (e)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,870,000                       3,342,058
6/1/2002  @ 102) (e)

Pennsylvania Gen. Oblig.          Aa3        3,000,000                       3,261,420
Second Series, 5.8% 7/1/04

Pennsylvania Ind. Dev. Auth.      Aaa        1,345,000                       1,489,130
Rev. (Econ. Dev.) 5.8%
7/1/09 (AMBAC Insured)

                                                                             18,841,077

RHODE ISLAND - 1.1%

Rhode Island Port Auth. &         Aaa        4,000,000                       4,915,000
Economic Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14
(FSA Insured) (d)

SOUTH CAROLINA - 0.4%

Piedmont Muni. Pwr. Agcy.         Aaa        1,715,000                       1,899,928
Elec. Rev. Rfdg. Series A,
6.25% 1/1/05 (FGIC Insured)

TENNESSEE - 0.2%

Metro Govt. Nashville &           Aaa        1,000,000                       740,830
Davidson County Elec. Rev.
(Cap. Appreciation) Series
A, 0% 5/15/06 (MBIA Insured)

TEXAS - 3.6%

Conroe Independent School         Aaa        750,000                         478,455
District Rfdg. (Cap.
Appreciation) Series B, 0%
2/15/09

Dallas-Fort Worth Int'l.          Baa1       6,000,000                       6,380,340
Arpt. Facility Impt. Corp.
Rev. (American Airlines,
Inc.) 7.5% 11/1/25 (d)

Midlothian Independent School     Aaa        1,845,000                       1,512,513
District Rfdg. (Cap.
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev.
Rfdg.:

5.5% 2/1/20                       Aa1        1,425,000                       1,475,274

5.5% 2/1/20 (Pre-Refunded to      Aa1        75,000                          81,768
2/1/2007 @ 101) (e)

San Antonio Gen. Oblig.           Aa2        1,390,000                       1,397,353
Series 2000 5% 2/1/11 (f)

Texas Pub. Fin. Auth. Series      Aa2        5,000,000                       5,040,650
A, 5% 10/1/14

                                                                             16,366,353

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTAH - 2.8%

Intermountain Pwr. Agcy. Pwr.
Supply Sys. Rev.:

Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC      Aaa       $ 1,000,000                     $ 1,166,500
Insured)

Series B, 5.75% 7/1/16 (MBIA      Aaa        2,500,000                       2,700,450
Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        1,200,000                       1,168,608
Insured)

Spl. Oblig. 6th Series B, 6%      Aaa        7,000,000                       7,647,640
7/1/16  (MBIA Insured)

South Salt Lake City Ind.         -          250,000                         271,638
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

                                                                             12,954,836

VIRGINIA - 0.6%

Henrico County Wtr. & Swr.        Aa2        1,750,000                       1,731,923
Rev. Rfdg. 5% 5/1/28

Loudoun County Ind. Dev.          AAA        1,000,000                       1,174,860
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to
Maturity) (e)

                                                                             2,906,783

WASHINGTON - 4.9%

King County Gen. Oblig.           Aa1        3,990,000                       4,375,873
Series D,  5.75% 12/1/11

Washington Pub. Pwr. Supply
Sys. Nuclear  Proj. #2 Rev.:

Rfdg. Series A:

4.8% 7/1/04                       Aa1        2,000,000                       2,063,740

5.9% 7/1/04                       Aa1        1,000,000                       1,082,540

5.4% 7/1/12                       Aa1        14,000,000                      14,751,934

                                                                             22,274,087

TOTAL MUNICIPAL BONDS                                                        446,639,574
(Cost $425,013,980)


MUNICIPAL NOTES - 0.7%



MICHIGAN - 0.7%

Michigan Muni. Bond Auth.                     3,000,000                      3,008,640
Rev. RAN Series 1998 D1,
4.25% 8/27/99 (Cost
$3,007,552)

CASH EQUIVALENTS - 1.2%

                                               SHARES                         VALUE (NOTE 1)

Municipal Central Cash Fund                    5,495,204                    $ 5,495,204
(b)(c) (Cost $5,495,204)

TOTAL INVESTMENT IN                                                         $ 455,143,418
SECURITIES - 100%
(Cost $433,516,736)

SECURITY TYPE ABBREVIATION

RAN - REVENUE ANTICIPATION NOTE

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Security purchased on a delayed delivery basis.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   70.2%  AAA, AA, A   69.2%

Baa          17.9%  BBB          17.0%

Ba           0.0%   BB           1.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 4.8%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         20.7%

Electric Utilities          17.6

Health Care                 14.0

Transportation              12.6

Escrowed/Pre-Refunded       7.7

Industrial Development      6.3

Water & Sewer               5.9

Education                   5.5

Others (individually less     9.7
than 5%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $433,516,736. Net unrealized appreciation aggregated $21,626,682, of which $22,346,283 related to appreciated investment securities and $719,601 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $15,845,000 of which $2,066,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003 and 2004,
respectively.

At October 31, 1998, the fund was required to defer approximately
$756,000 of losses on futures contracts.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 455,143,418
value (cost $433,516,736) -
See accompanying schedule

Cash                                          4,281,064

Receivable for investments                    3,573,719
sold

Receivable for fund shares                    765,881
sold

Interest receivable                           7,429,063

Other receivables                             22,338

 TOTAL ASSETS                                 471,215,483

LIABILITIES

Payable for investments         $ 6,554,847
purchased Regular delivery

 Delayed delivery                7,028,120

Payable for fund shares          937,747
redeemed

Distributions payable            626,701

Accrued management fee           144,211

Distribution fees payable        134,077

Other payables and accrued       70,439
expenses

 TOTAL LIABILITIES                            15,496,142

NET ASSETS                                   $ 455,719,341

Net Assets consist of:

Paid in capital                              $ 448,688,358

Accumulated undistributed net                 (14,595,699)
realized  gain (loss) on
investments

Net unrealized appreciation                   21,626,682
(depreciation) on investments

NET ASSETS                                   $ 455,719,341

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.41
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,233,541 (divided by)
744,302 shares)

Maximum offering price per         $13.03
share (100/95.25 of $12.41)

CLASS T: NET ASSET VALUE and       $12.42
redemption price per share
($367,831,228 (divided by)
29,618,240 shares)

Maximum offering price per         $12.87
share (100/96.50 of $12.42)

CLASS B: NET ASSET VALUE and       $12.39
offering price per share
($62,982,489 (divided by)
5,084,185 shares) A

CLASS C: NET ASSET VALUE and       $12.42
offering price per share
($11,638,377 (divided by)
937,176 shares) A

INSTITUTIONAL CLASS: NET           $12.37
ASSET VALUE, offering price
and redemption price   per
share ($4,033,706 (divided
by) 326,171 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED APRIL 30,
                                         1999 (UNAUDITED)

INTEREST INCOME                              $ 11,775,977

EXPENSES

Management fee                 $ 866,136

Transfer agent fees             220,951

Distribution fees               785,108

Accounting fees and expenses    74,079

Non-interested trustees'        788
compensation

Custodian fees and expenses     14,115

Registration fees               55,803

Audit                           17,720

Legal                           1,190

 Total expenses before          2,035,890
reductions

 Expense reductions             (1,042)       2,034,848

NET INTEREST INCOME                           9,741,129

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          2,042,368

 Futures contracts              21,684        2,064,052

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (6,972,317)

 Futures contracts              (83,889)      (7,056,206)

NET GAIN (LOSS)                               (4,992,154)

NET INCREASE (DECREASE) IN                   $ 4,748,975
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,741,129                 $ 20,054,896

 Net realized gain (loss)         2,064,052                   842,117

 Change in net unrealized         (7,056,206)                 13,362,203
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,748,975                   34,259,216
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,741,129)                 (20,054,896)
from net interest income

Share transactions - net          7,862,458                   279,500
increase (decrease)

  TOTAL INCREASE (DECREASE)       2,870,304                   14,483,820
IN NET ASSETS

NET ASSETS

 Beginning of period              452,849,037                 438,365,217

 End of period                   $ 455,719,341               $ 452,849,037


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.540                         $ 12.150                 $ 11.740   $ 11.630
period

Income from Investment
Operations

Net interest income               .281                             .571                     .583 D     .105D, E

Net realized and unrealized       (.130)                           .390                     .445       .109
gain (loss)

Total from investment             .151                             .961                     1.028      .214
operations

Less Distributions

From net interest income          (.281)                           (.571)                   (.616) E   (.104)

In excess of net interest         -                                -                        (.002)     -
income

Total distributions               (.281)                           (.571)                   (.618)     (.104)

Net asset value, end of period   $ 12.410                         $ 12.540                 $ 12.150   $ 11.740

TOTAL RETURN B, C                 1.21%                            8.07%                    9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,234                          $ 6,721                  $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average      .72% A                           .90% G                   .90% G     .90% A, G
net assets

Ratio of net interest income      4.51% A                          4.57%                    4.87%      5.73% A
to  average net assets

Portfolio turnover rate           17% A                            36%                      36%        49%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.560                         $ 12.150                 $ 11.760   $ 11.880    $ 11.220
period

Income from Investment
Operations

Net interest  income            .274                             .571                     .597 C     .677 C, D   .700

Net realized and unrealized     (.140)                           .410                     .407       (.136)      .660
gain (loss)

Total from invesment            .134                             .981                     1.004      .541        1.360
operations

Less Distributions

From net interest  income       (.274)                           (.571)                   (.612) D   (.661)      (.700)

In excess of net  interest      -                                -                        (.002)     -           -
income

From net  realized gain         -                                -                        -          -           -

In excess of net  realized      -                                -                        -          -           -
gain

Total distributions             (.274)                           (.571)                   (.614)     (.661)      (.700)

Net asset value,  end of       $ 12.420                         $ 12.560                 $ 12.150   $ 11.760    $ 11.880
period

TOTAL RETURN B                  1.08%                            8.15%                    8.89%      4.68%       12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 367,831                        $ 380,325                $ 392,075  $ 480,432   $ 565,131
(000 omitted)

Ratio of expenses to average    .81% A                           .87%                     .89%       .89%        .91%
net assets

Ratio of net interest income    4.42% A                          4.62%                    5.04%      5.74%       6.06%
to average net assets

Portfolio turnover rate         17% A                            36%                      36%        49%         37%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.720
period

Income from Investment
Operations

Net interest  income            .689

Net realized and unrealized     (1.430)
gain (loss)

Total from invesment            (.741)
operations

Less Distributions

From net interest  income       (.689)

In excess of net  interest      -
income

From net  realized gain         (.060)

In excess of net  realized      (.010)
gain

Total distributions             (.759)

Net asset value,  end of       $ 11.220
period

TOTAL RETURN B                  (6.03)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 544,422
(000 omitted)

Ratio of expenses to average    .89%
net assets

Ratio of net interest income    5.78%
to average net assets

Portfolio turnover rate         38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.530                         $ 12.130                 $ 11.740   $ 11.860    $ 11.210
period

Income from Investment
Operations

Net interest  income              .235                             .491                     .515 D     .596 D, E   .612

Net realized and unrealized       (.140)                           .400                     .416       (.136)      .650
gain (loss)

Total from investment             .095                             .891                     .931       .460        1.262
operations

Less Distributions

From net interest income          (.235)                           (.491)                   (.539) E   (.580)      (.612)

In excess of net  interest        -                                -                        (.002)     -           -
income

Total distributions               (.235)                           (.491)                   (.541)     (.580)      (.612)

Net asset value, end of period   $ 12.390                         $ 12.530                 $ 12.130   $ 11.740    $ 11.860

TOTAL RETURN B, C                 0.76%                            7.47%                    8.15%      3.98%       11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 62,982                         $ 55,032                 $ 41,024   $ 39,389    $ 32,395
(000 omitted)

Ratio of expenses to average      1.46% A                          1.53%                    1.56%      1.57%       1.86% G
net assets

Ratio of net interest income      3.78% A                          3.96%                    4.35%      5.06%       5.18%
to average net assets

Portfolio turnover rate           17% A                            36%                      36%        49%         37%



FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED OCTOBER 31,

                                 1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.610
period

Income from Investment
Operations

Net interest  income              .188

Net realized and unrealized       (.400)
gain (loss)

Total from investment             (.212)
operations

Less Distributions

From net interest income          (.188)

In excess of net  interest        -
income

Total distributions               (.188)

Net asset value, end of period   $ 11.210

TOTAL RETURN B, C                 (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 9,968
(000 omitted)

Ratio of expenses to average      2.09% A
net assets

Ratio of net interest income      4.58% A
to average net assets

Portfolio turnover rate           38%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560                         $ 12.130
period

Income from Investment
Operations

Net interest income               .230                             .455

Net realized and unrealized       (.140)                           .430
gain (loss)

Total from investment             .090                             .885
operations

Less Distributions

From net interest income          (.230)                           (.455)

Net asset value, end of period   $ 12.420                         $ 12.560

TOTAL RETURN B, C                 0.71%                            7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,638                         $ 7,031
(000 omitted)

Ratio of expenses to average      1.57% A                          1.75% A, E
net assets

Ratio of net interest income      3.69% A                          3.60% A
to average net assets

Portfolio turnover rate           17% A                            36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                              SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                              (UNAUDITED)                      1998                     1997        1996        1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning    $ 12.510                         $ 12.120                 $ 11.720    $ 11.880    $ 11.700
of period

Income from Investment
Operations

Net interest income            .289                             .592                     .609 D      .707 D, E   .232

Net realized and unrealized    (.140)                           .390                     .464        (.197)      .180
gain (loss)

Total from investment          .149                             .982                     1.073       .510        .412
operations

Less Distributions

From net interest income        (.289)                           (.592)                   (.671) E    (.670)      (.232)

In excess of net  interest     -                                -                        (.002)      -           -
income

Total Distributions            (.289)                           (.592)                   (.673)      (.670)      (.232)

Net asset value,  end of      $ 12.370                         $ 12.510                 $ 12.120    $ 11.720    $ 11.880
period

TOTAL RETURN B, C              1.20%                            8.28%                    9.44%       4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period     $ 4,034                          $ 3,741                  $ 1,511     $ 927       $ 154
(000 omitted)

Ratio of expenses to average   .59% A                           .75% G                   .75% G      .75% G      .75% A, G
net assets

Ratio of net interest income   4.65% A                          4.75%                    5.11%       5.88%       5.89% A
to average net assets

Portfolio turnover rate        17% A                            36%                      36%         49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series V) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $40,403,222 and $37,591,948, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $6,962,986, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,114      $ 71

CLASS T    467,393      9,864

CLASS B    265,040      192,091

CLASS C    46,561       43,051

           785,108      245,077

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,941     $ 17,990

CLASS T    127,121      48,688

CLASS B    89,528       89,528*

CLASS C    8,413        8,413*

           252,003      164,619

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 4,582    .11

CLASS T                 180,323   .10

CLASS B                 28,549    .10

CLASS C                 4,900     .11

INSTITUTIONAL CLASS     2,597     .14

                       $ 220,951

*  ANNUALIZED

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T's expenses were reduced by $1,042 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            1999                        1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 182,451                   $ 231,309

Class T                      8,195,947                   17,722,552

Class B                      1,104,451                   1,865,869

Class C                      170,313                     106,528

Institutional Class          87,967                      128,638

Total                       $ 9,741,129                 $ 20,054,896

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                                            YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,
                                SIX MONTHS ENDED APRIL 30,

                                1999                        1998 A                  1999

CLASS A Shares sold                                          362,699                $ 3,893,501
                                 311,733

Reinvestment of distributions    9,589                       11,508                  119,777

Shares redeemed                  (112,849)                   (147,406)               (1,408,031)

Net increase (decrease)          208,473                     226,801                $ 2,605,247

CLASS T Shares sold              2,388,600                   4,799,958              $ 29,904,426

Reinvestment of distributions    412,017                     873,770                 5,152,094

Shares redeemed                  (3,473,995)                 (7,639,811)             (43,472,672)

Net increase (decrease)          (673,378)                   (1,966,083)            $ (8,416,152)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,


                                1998 A

CLASS A Shares sold             $ 4,479,496


Reinvestment of distributions    142,669

Shares redeemed                  (1,811,982)

Net increase (decrease)         $ 2,810,183

CLASS T Shares sold             $ 59,544,980

Reinvestment of distributions    10,820,895

Shares redeemed                  (94,496,816)

Net increase (decrease)         $ (24,130,941)


7. SHARE TRANSACTIONS - CONTINUED

                                SHARES                                              DOLLARS

                                                            YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,
                                SIX MONTHS ENDED APRIL 30,

                                1999                        1998 A                  1999

CLASS B Shares sold              1,129,341                   1,497,112              $ 14,087,520

Reinvestment of distributions    51,638                      86,162                  644,019

Shares redeemed                  (490,289)                   (572,594)               (6,111,350)

Net increase (decrease)          690,690                     1,010,680              $ 8,620,189

CLASS C Shares sold              507,158                     650,179                $ 6,339,048

Reinvestment of distributions    8,863                       4,455                   110,753

Shares redeemed                  (138,682)                   (94,797)                (1,733,438)

Net increase (decrease)          377,339                     559,837                $ 4,716,363

INSTITUTIONAL CLASS Shares       85,982                      238,568                $ 1,070,973
sold

Reinvestment of distributions    3,689                       6,313                   45,550

Shares redeemed                  (62,662)                    (70,388)                (779,712)

Net increase (decrease)          27,009                      174,493                $ 336,811



                                DOLLARS

                                YEAR ENDED OCTOBER 31,


                                1998 A

CLASS B Shares sold             $ 18,512,808

Reinvestment of distributions    1,065,255

Shares redeemed                  (7,073,528)

Net increase (decrease)         $ 12,504,535

CLASS C Shares sold             $ 8,065,902

Reinvestment of distributions    55,539

Shares redeemed                  (1,177,225)

Net increase (decrease)         $ 6,944,216

INSTITUTIONAL CLASS Shares      $ 2,943,409
sold

Reinvestment of distributions    77,958

Shares redeemed                  (869,860)

Net increase (decrease)         $ 2,151,507


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HIM-SANN-0699  77848
1.703467.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  1.20%          6.28%        39.33%        121.42%
- INST CL

LB Municipal Bond              1.75%          6.95%        43.52%        116.15%

General Municipal Debt Funds   1.19%          5.78%        38.92%        105.23%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  6.28%        6.86%         8.27%
- INST CL

LB Municipal Bond              6.95%        7.49%         8.01%

General Municipal Debt Funds   5.78%        6.79%         7.44%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL I   LB Municipal Bond
             00679                       LB015
  1989/04/30      10000.00                    10000.00
  1989/05/31      10163.38                    10207.70
  1989/06/30      10279.79                    10346.32
  1989/07/31      10369.96                    10487.13
  1989/08/31      10450.18                    10384.46
  1989/09/30      10481.69                    10353.52
  1989/10/31      10592.36                    10480.14
  1989/11/30      10722.76                    10663.55
  1989/12/31      10824.70                    10750.77
  1990/01/31      10841.78                    10699.92
  1990/02/28      10919.48                    10795.15
  1990/03/31      10987.99                    10798.39
  1990/04/30      10887.48                    10720.21
  1990/05/31      11110.60                    10954.23
  1990/06/30      11241.51                    11050.52
  1990/07/31      11414.89                    11212.96
  1990/08/31      11337.87                    11050.15
  1990/09/30      11418.49                    11056.45
  1990/10/31      11575.26                    11257.01
  1990/11/30      11862.47                    11483.39
  1990/12/31      11938.15                    11533.34
  1991/01/31      12077.09                    11688.12
  1991/02/28      12169.95                    11789.81
  1991/03/31      12241.49                    11794.05
  1991/04/30      12440.82                    11950.91
  1991/05/31      12594.60                    12057.16
  1991/06/30      12623.91                    12045.22
  1991/07/31      12787.15                    12191.93
  1991/08/31      12902.63                    12352.50
  1991/09/30      13053.97                    12513.33
  1991/10/31      13198.62                    12625.95
  1991/11/30      13248.27                    12661.17
  1991/12/31      13392.35                    12932.88
  1992/01/31      13540.81                    12962.37
  1992/02/29      13614.37                    12966.52
  1992/03/31      13682.67                    12971.32
  1992/04/30      13806.16                    13086.76
  1992/05/31      13930.01                    13240.79
  1992/06/30      14121.02                    13462.97
  1992/07/31      14612.72                    13866.59
  1992/08/31      14499.57                    13731.39
  1992/09/30      14590.06                    13821.20
  1992/10/31      14413.98                    13685.33
  1992/11/30      14702.87                    13930.44
  1992/12/31      14880.13                    14072.67
  1993/01/31      15131.82                    14236.33
  1993/02/28      15666.14                    14751.26
  1993/03/31      15502.74                    14595.34
  1993/04/30      15667.14                    14742.61
  1993/05/31      15796.88                    14825.46
  1993/06/30      16050.15                    15072.90
  1993/07/31      16062.07                    15092.64
  1993/08/31      16475.76                    15406.87
  1993/09/30      16703.91                    15582.36
  1993/10/31      16712.87                    15612.43
  1993/11/30      16549.54                    15474.88
  1993/12/31      16931.69                    15801.56
  1994/01/31      17128.85                    15982.01
  1994/02/28      16676.14                    15568.08
  1994/03/31      15787.24                    14934.15
  1994/04/30      15892.00                    15060.79
  1994/05/31      15985.98                    15191.37
  1994/06/30      15927.12                    15098.55
  1994/07/31      16214.42                    15375.30
  1994/08/31      16239.90                    15428.50
  1994/09/30      15985.49                    15202.01
  1994/10/31      15705.27                    14932.02
  1994/11/30      15200.35                    14662.05
  1994/12/31      15568.75                    14984.76
  1995/01/31      16094.70                    15413.03
  1995/02/28      16528.36                    15861.24
  1995/03/31      16615.26                    16043.48
  1995/04/30      16669.87                    16062.42
  1995/05/31      17203.32                    16574.97
  1995/06/30      17068.37                    16430.77
  1995/07/31      17127.09                    16586.53
  1995/08/31      17303.97                    16796.85
  1995/09/30      17476.54                    16903.17
  1995/10/31      17682.72                    17148.94
  1995/11/30      18033.36                    17433.44
  1995/12/31      18193.39                    17600.98
  1996/01/31      18293.88                    17733.87
  1996/02/29      18252.69                    17614.16
  1996/03/31      17882.56                    17389.05
  1996/04/30      17810.22                    17339.84
  1996/05/31      17745.38                    17332.91
  1996/06/30      17954.17                    17521.66
  1996/07/31      18073.34                    17681.11
  1996/08/31      18114.54                    17676.87
  1996/09/30      18278.47                    17924.34
  1996/10/31      18462.27                    18127.07
  1996/11/30      18820.75                    18458.79
  1996/12/31      18756.19                    18381.26
  1997/01/31      18816.68                    18416.01
  1997/02/28      19010.01                    18585.06
  1997/03/31      18809.97                    18337.33
  1997/04/30      18961.39                    18490.81
  1997/05/31      19197.23                    18768.91
  1997/06/30      19446.83                    18968.80
  1997/07/31      20009.63                    19494.24
  1997/08/31      19833.22                    19311.57
  1997/09/30      20084.27                    19540.80
  1997/10/31      20205.93                    19666.45
  1997/11/30      20340.43                    19782.09
  1997/12/31      20673.94                    20070.71
  1998/01/31      20878.33                    20277.84
  1998/02/28      20904.52                    20283.92
  1998/03/31      20940.05                    20301.77
  1998/04/30      20834.72                    20210.21
  1998/05/31      21157.05                    20530.14
  1998/06/30      21237.23                    20611.03
  1998/07/31      21286.13                    20662.76
  1998/08/31      21611.00                    20982.00
  1998/09/30      21882.90                    21243.44
  1998/10/31      21879.75                    21243.01
  1998/11/30      21945.78                    21317.57
  1998/12/31      21978.84                    21371.30
  1999/01/31      22224.19                    21625.40
  1999/02/28      22090.74                    21530.90
  1999/03/31      22091.81                    21560.82
  1999/04/30      22142.39                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990514 104950 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $22,142 - a 121.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                 JULY 3, 1995  (COMMENCEMENT
                                                                                      OF SALE OF INSTITUTIONAL
                                                                                      CLASS SHARES) TO  OCTOBER 31,

                  1999                        1998                     1997   1996    1995

Dividend returns  2.32%                       5.06%                    6.01%  5.76%   2.01%

Capital returns   -1.12%                      3.22%                    3.43%  -1.35%  1.54%

Total returns     1.20%                       8.28%                    9.44%  4.41%   3.55%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.84(cents)   28.94(cents)   57.58(cents)

Annualized dividend rate       4.75%         4.69%          4.64%

30-day annualized yield        4.09%         -              -

30-day annualized              6.39%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.40 over the past one month, $12.45 over the past six months, and $12.42 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Municipal bonds outperformed
Treasuries during the six-month
period that ended April 30, 1999.
During that time, the Lehman Brothers
Municipal Bond Index - an index
of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned 1.75%.
In contrast, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - gained 0.69%.
During the six-month period, the
ratio of municipal bond yields to
Treasury bond yields improved.
While Treasury yields rose during
the first quarter of the year,
municipal yields remained
relatively stable, due in part to an
improving supply and demand
environment. Municipal bond
issuance was off its torrid pace
experienced last year (which was
just shy of the record $292 billion
issued in 1993), while retail investor
demand strengthened in 1999,
helping municipal bonds
outperform Treasuries. Although the
municipal market managed to
produce marginal returns over the
past six months, bond market
sentiment turned bearish late in the
period as strong economic reports
indicated that the U.S. economy
continued to grow at brisk pace. The
strength of the domestic economy
combined with a perception of
improving overseas markets caused
investors to once again focus on the
threat of inflation and the prospects of higher interest rates.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period ended April 30, 1999, the fund's Institutional Class shares had a total return of 1.20%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 1.19% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 1.75% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Institutional Class shares had a total return of 6.28%. That compared to the general municipal debt funds average's 5.78% return and the Lehman Brothers index's 6.95% return for the same 12-month period.

Q. HOW DID YOU POSITION THE FUND DURING THE PERIOD?

A. I continued to emphasize intermediate-term bonds with maturities of between five and 15 years. I also kept the fund's investments concentrated in higher-quality bonds - those rated A or higher. Throughout the first quarter of 1999, municipal bond investors became increasingly discriminating on the basis of quality. As a result, lower-quality securities - including Baa-rated issues in the investment-grade range - underperformed. The fund's concentration in higher-quality bonds - those rated A or higher - helped its performance over the past six months. However, some of the fund's Baa-rated holdings, particularly those in the hospital sector, were disappointments during the period.

Q. WHY DID HOSPITALS PERFORM POORLY?

A. Cutbacks in federally funded health care programs and the growing competitiveness of the industry is putting pressure on hospitals nationwide. That's why investing in the health care sector requires thorough research. In this difficult operating environment, my strategy is to be opportunistic, relying on Fidelity's research to identify those institutions that will navigate through these problems and ultimately emerge as the successful, dominant hospitals in their respective markets. I believe selective hospital issues will be among the market's strongest performers in coming periods.

Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES DURING THE PAST SIX
MONTHS?

A. I added to the fund's stake in student loan bonds, which offered high yields relative to comparably rated bonds from other sectors. Investors demand higher yields from student loan bonds because there is a risk that the securities will be prepaid prior to maturity as borrowers pay off student loans early. Some student loan bonds offered above-average return potential even after taking into account that prepayment risk. I also added to the fund's stake in education bonds, primarily those backed by colleges and universities. Higher education tends to be resistant to an economic slowdown, so bonds issued by colleges and universities help diversify the fund away from the more cyclical sectors - such as state and local general obligation bonds - which make up the vast majority of the municipal market. What's more, demographic trends favor the education sector because one of the fastest-growing segments of the American population is at or is approaching college age.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. Although they gained some ground during the past six months, municipals were priced attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices was their yields, which were roughly 90% of Treasury yields. Historically, municipals yield between 65% and 85% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well. One trend we've seen lately is that municipals have outperformed Treasuries when interest rates rise, but tend to lag Treasuries when interest rates decline. I believe that trend will continue to define the municipal market over the near term.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to provide a high
current yield exempt from
federal income tax

START DATE: September 16,
1987

SIZE: as of April 30, 1999,
more than $455 million

MANAGER: Christine Thompson,
since 1998; joined Fidelity
in 1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is
how they will impact the credit
quality of various issuers.
Fidelity's research team asks
issuers a number of things,
including how vulnerable they
believe they are to potential
problems, what their short-term
contingency plans are in the event
of any problems and what
long-term solutions they've
developed. What we've found so
far is that there are varying
degrees of sophistication among
issuers, with some much more
poised to deal with potential
problems than others. That's why
we carefully consider Y2K-related
issues in our routine security
selection process."

(solid bullet) General obligation bonds
(GOs) made up the fund's largest
sector concentration at 20.7% of
investments at the end of the
period. A GO is backed by the full
faith and credit - which includes
the taxing power - of a city,
county, state or other issuers, and
is paid with general revenue,
including taxes.


INVESTMENT CHANGES





TOP FIVE STATES AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE HOLDINGS 6 MONTHS AGO

New York                       19.0                     20.6

Massachusetts                  6.8                      6.0

Colorado                       5.2                      5.8

California                     5.1                      6.6

Michigan                       5.0                      5.7

TOP FIVE SECTORS AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            20.7                     20.5

Electric Utilities             17.6                     19.1

Health Care                    14.0                     13.4

Transportation                 12.6                     12.0

Escrowed/Pre-Refunded          7.7                      11.3

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                                        6 MONTHS AGO

Years                          12.9                     13.3


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           6.4   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 1999

Aaa 43.9%
Aa, A 28.6%
Baa 20.8%
Not Rated 4.8%
Short-term
investments 1.9%

Row: 1, Col: 1, Value: 43.9
Row: 1, Col: 2, Value: 28.6
Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 5, Value: 1.9

AS OF OCTOBER 31, 1998

Aaa 43.0%
Aa, A 27.3%
Baa 23.0%
Not Rated 5.6%
Short-term
investments 1.1%

Row: 1, Col: 1, Value: 43.0
Row: 1, Col: 2, Value: 27.3
Row: 1, Col: 3, Value: 23.0
Row: 1, Col: 4, Value: 5.6
Row: 1, Col: 5, Value: 1.1

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1999 AND OCTOBER 31, 1998 ACCOUNT FOR 0% AND 5.4% RESPECTIVELY, OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.1%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ALABAMA - 1.0%

Shelby County Gen. Oblig.         -         $ 4,000,000                     $ 4,417,560
Series A, 7.7% 8/1/17

ALASKA - 1.9%

Alaska Hsg. Fin. Corp. Rfdg.      Aa2        5,490,000                       5,598,977
Series A 5.4% 12/1/13

Alaska Student Ln. Corp.
Student Ln. Rev. Series A:

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,500,000                       1,574,130
(d)

5.45% 7/1/09 (AMBAC Insured)      Aaa        1,500,000                       1,578,705
(d)

                                                                             8,751,812

ARIZONA - 1.0%

Maricopa County Ind. Dev.         A2         4,495,000                       4,501,113
Auth. Health Facilities Rev.
Rfdg. (Catholic Healthcare
West Proj.) Series A 4.1%
7/1/03

ARKANSAS - 0.3%

Little Rock Arpt. Passenger       Aaa        1,095,000                       1,192,893
Facilities Charge Rev. 5.65%
5/1/16 (AMBAC Insured) (d)

CALIFORNIA - 5.1%

California Dept. of Wtr.          Aa2        2,190,000                       2,322,670
Resources Wtr. Sys. Rev.
(Central Valley Proj.)
Series J 2, 6.125% 12/1/13

California Gen. Oblig. 6%         Aa3        2,500,000                       2,841,300
10/1/09

California Hsg. Fin. Agcy.
Rev.:

(Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        925,000                         941,992
Insured) (d)

Series R, 6.15% 8/1/27 (MBIA      Aaa        1,500,000                       1,572,855
Insured) (d)

Rfdg. (Home Mtg.) Series A,       Aaa        135,000                         137,931
5.7% 8/1/16 (MBIA Insured)

California Pub. Works Board
Lease Rev. Rfdg.:

(California Univ. Proj.)          A1         2,000,000                       2,139,900
Series A, 5.5% 10/1/13

(Dept. of Corrections State       Aaa        1,750,000                       1,761,218
Prisons) Series A, 5%
12/1/19 (AMBAC Insured)

(Various California Univ.         Aa3        1,500,000                       1,638,540
Projs.) Series A, 5.5% 6/1/14

Central Valley Fing. Auth.        BBB-       4,500,000                       4,788,495
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6%
7/1/09

Foothill/Eastern Trans.           Baa3       2,000,000                       926,660
Corridor Agcy. Toll Road
Rev. (Cap. Appreciation) Sr.
Lien Series A,  0% 1/1/14

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CALIFORNIA - CONTINUED

Northern California Pwr.          Aaa       $ 750,000                       $ 844,073
Agcy. Pub. Pwr. Rev. (Proj.
No. 3) 5.85% 7/1/10 (AMBAC
Insured) (Escrowed to
Maturity) (e)

Sacramento City Fing. Auth.       Aaa        2,000,000                       2,115,720
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento City Fing. Auth.       Aaa        1,225,000                       688,413
Rev. (Cap. Appreciation)
Series B, 0% 11/1/11  (MBIA
Insured)

Sacramento Cogeneration Auth.     BBB-       500,000                         546,380
Cogeneration Proj. Rev.
(Procter & Gamble) 6.375%
7/1/10

                                                                             23,266,147

COLORADO - 5.2%

Arapaho County Cap. Impt.         Aaa        7,800,000                       1,252,836
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/2005 @ 20.8626) (e)

Colorado Health Facilities
Auth. Rev.:

(Nat'l. Benevolent Assoc.         Baa1       1,360,000                       1,469,208
Proj.) Series A,  6.5% 6/1/25

Rfdg. (Rocky Mountain
Adventist):

6.625% 2/1/13                     Baa2       6,900,000                       7,095,408

6.625% 2/1/22                     Baa2       4,000,000                       4,113,280

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/06 (MBIA Insured)          Aaa        1,405,000                       1,061,618

0% 1/1/08 (MBIA Insured)          Aaa        870,000                         595,324

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA       Aaa        2,115,000                       1,843,032
Insured) (d)

Series D, 0% 11/15/04 (MBIA       Aaa        1,700,000                       1,349,630
Insured) (d)

Series A:

7.5% 11/15/23 (d)                 Baa1       2,070,000                       2,354,749

7.5% 11/15/23 (Pre-Refunded       Aaa        430,000                         510,169
to 11/15/2004 @ 102) (d)(e)

8.5% 11/15/23 (d)                 Baa1       1,000,000                       1,078,170

Series C, 6.55% 11/15/02 (d)      Baa1       1,000,000                       1,071,890

                                                                             23,795,314

CONNECTICUT - 1.7%

Connecticut Spl. Tax Oblig.       Aaa        1,500,000                       1,630,350
Rev. (Trans. Infrastructure)
Series A, 5.5% 11/1/06  (FSA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CONNECTICUT - CONTINUED

Connecticut Health & Edl.         AAA       $ 2,400,000                     $ 2,636,184
Facilities Auth. Rev. (New
Britain Memorial Hosp.)
Series A, 7.5% 7/1/06
(Pre-Refunded to 7/1/2002 @
102) (e)

Eastern Connecticut Resources     BBB+       3,350,000                       3,296,769
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5.5% 1/1/20
(d)

                                                                             7,563,303

DISTRICT OF COLUMBIA - 3.2%

District of Columbia:

(Nat'l. Academy of Science        Aaa        2,500,000                       2,432,600
Proj.) Series A, 5% 1/1/19
(AMBAC Insured)

Rfdg. (Georgetown Univ.)          Aaa        2,000,000                       2,228,900
Series A, 5.95% 4/1/14 (MBIA
Insured)

District of Columbia Gen.
Oblig. Rfdg.:

Series A:

6% 6/1/07 (MBIA Insured)          Aaa        1,850,000                       2,041,623

6% 6/1/07 (MBIA Insured)          Aaa        150,000                         166,907
(Escrowed to Maturity) (e)

Series B, 5% 6/1/05 (MBIA         Aaa        4,135,000                       4,312,143
Insured)

District of Columbia Hosp.        -          940,000                         1,004,296
Rev. (Hosp. for Sick
Children) Series A, 8.875%
1/1/21

District of Columbia Redev.
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.:

5.3% 11/1/99                      Baa        1,700,000                       1,712,631

5.625% 11/1/10                    Baa        510,000                         526,147

                                                                             14,425,247

FLORIDA - 1.9%

Broward County Resource           A3         545,000                         572,888
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        5,000,000                       5,419,000
Rfdg. Series D, 5.75%
10/1/09 (AMBAC Insured) (d)

Florida Mid-Bay Bridge Auth.      -          2,500,000                       2,762,550
Rev. Series A, 7.5% 10/1/17

                                                                             8,754,438

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

HAWAII - 1.9%

Hawaii Series CN, 6.25%           Aaa       $ 4,515,000                     $ 4,893,086
3/1/03 (FGIC Insured)

Honolulu City & County Gen.       Aaa        3,500,000                       3,662,470
Oblig. Rfdg.  Series C, 5%
7/1/07 (FGIC Insured)

                                                                             8,555,556

IDAHO - 0.0%

Boise Urban Renewal Agcy.         BBB+       180,000                         183,055
Parking Rev.  Series A-C,
8.125% 9/1/15

ILLINOIS - 4.8%

Chicago Midway Arpt. Rev.         Aaa        1,500,000                       1,539,855
Series A, 5.5% 1/1/29 (MBIA
Insured)

Chicago O'Hare Int'l. Arpt.
Rev.:

(Passenger Facility Charge)       Aaa        2,500,000                       2,675,400
Series A, 5.6% 1/1/10 (AMBAC
Insured)

Rfdg. (Gen. Arpt. Proj.)
Series A:

6.25% 1/1/09 (AMBAC Insured)      Aaa        3,700,000                       4,129,903
(d)

6.375% 1/1/15 (MBIA Insured)      Aaa        1,400,000                       1,554,910

Chicago O'Hare Int'l. Arpt.       Baa2       1,000,000                       1,180,180
Spl. Facilities Rev. Rfdg.
(American Airlines, Inc.
Proj.) 8.2% 12/1/24

Chicago School Reform Board       Aaa        5,000,000                       5,244,100
5.75% 12/1/27 (AMBAC Insured)

Du Page County Cmnty. High        Aaa        1,640,000                       1,810,544
School District #99 (Downers
Grove) Series A, 6% 2/1/06
(AMBAC Insured)

Illinois Edl. Facilities          Aaa        1,200,000                       1,325,748
Auth. Rfdg. (DePaul Univ.)
6% 10/1/05 (AMBAC Insured)

Illinois Health Facilities
Auth. Rev. (Memorial Hosp.):

7.125% 5/1/10 (Pre-Refunded       -          1,000,000                       1,112,180
to 5/1/2002 @ 102) (e)

7.25% 5/1/22 (Pre-Refunded to     -          1,000,000                       1,115,680
5/1/2002 @ 102) (e)

                                                                             21,688,500

INDIANA - 0.2%

Indianapolis Econ. Dev. &         Baa1       1,000,000                       1,098,100
Impt. Rev. Rfdg.  (Nat'l.
Benevolent Assoc.) 7.625%
10/1/22

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

KANSAS - 0.6%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth):

5% 12/1/13 (MBIA Insured)         Aaa       $ 2,390,000                     $ 2,419,039

5% 12/1/14 (MBIA Insured)         Aaa        500,000                         507,670

                                                                             2,926,709

KENTUCKY - 1.8%

Kenton County Arpt. Board
Arpt. Rev.:

(Cincinnati/Northern Kentucky     Aaa        5,570,000                       6,066,733
Int'l.) Series A, 6% 3/1/05
(MBIA Insured) (d)

(Spl. Facilities Delta            Baa3       2,000,000                       2,169,800
Airlines, Inc. Proj.)
Series A, 7.5% 2/1/20 (d)

                                                                             8,236,533

MARYLAND - 1.1%

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Good Samaritian Hosp.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        1,015,000                       1,122,935

5.75% 7/1/13 (Escrowed to         A1         1,665,000                       1,820,345
Maturity) (e)

Rfdg. (John Hopkins Univ.) 6%     Aa2        2,000,000                       2,271,400
7/1/10

                                                                             5,214,680

MASSACHUSETTS - 6.8%

Martha's Vineyard Land Bank       Aaa        1,000,000                       1,002,500
Rev. Series A, 5.125% 5/1/18
(FSA Insured)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Bentley College) Series J,       Aaa        1,265,000                       1,260,345
5% 7/1/17 (MBIA Insured)

(Fairview Extended Care)          Aaa        5,000,000                       5,670,700
Series A, 10.25% 1/1/21
(Pre-Refunded to 1/1/2001 @
103) (e)

(Hebrew Rehab. Ctr. for Aged)     A          2,000,000                       1,992,720
Series C, 5.25% 7/1/17

(New England Med. Ctr. Hosp.)     Aaa        500,000                         503,915
Series G, 5.375% 7/1/24
(MBIA Insured)

Massachusetts Ind. Fin. Agcy.     BBB        1,000,000                       1,006,470
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.7% 12/1/03

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.)           -         $ 700,000                       $ 736,750
Series B, 10.125% 11/1/14
(Pre-Refunded to 11/1/99  @
102)

(Cap. Appreciation)
(Massachusetts Biomedical)
Series A 2:

0% 8/1/08                         -          800,000                         529,792

0% 8/1/10                         -          4,500,000                       2,617,605

Rfdg. (Emerson College) Issue     -          1,000,000                       1,103,210
A, 8.9% 1/1/18 (Pre-Refunded
to 1/1/2001 @ 102) (e)

Massachusetts Muni. Wholesale     Baa2       1,000,000                       1,086,650
Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series C, 6.5%
7/1/03

Massachusetts Tpk. Auth.          Aaa        5,000,000                       4,936,000
Metro Hwy. Sys. Rev. Series
A, 5.125% 1/1/23 (MBIA
Insured)

New England Ed. Ln. Marketing
Corp.:

Rfdg. 5.625% 7/1/04 (d)           A1         3,880,000                       4,099,336

Student Ln. Rev. Issue A,         Aaa        4,005,000                       4,196,439
5.8% 3/1/02

                                                                             30,742,432

MICHIGAN - 4.3%

Detroit Gen. Oblig. Rfdg.         Baa1       1,710,000                       1,745,722
Series B, 6% 4/1/00

Michigan Bldg. Auth. Rev.         Aaa        3,000,000                       3,319,710
(Facilities Prog.)  Series
1, 6% 10/1/05 (AMBAC Insured)

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Med. Ctr.)
Series A:

5.5% 10/1/18                      Baa2       4,250,000                       4,097,085

5.5% 10/1/27                      Baa2       3,000,000                       2,851,470

(Pontiac Osteopathic Hosp.)       Baa2       2,000,000                       1,982,040
Series A, 6% 2/1/24

Michigan Strategic Fund Rev.      Aaa        3,000,000                       3,006,630
Rfdg. (Detroit Edison Co.
Proj.) Series A, 5.55%
9/1/29 (MBIA Insured) (d)(f)

Royal Oak Hosp. Fin. Auth.        Aa3        2,310,000                       2,599,489
Rev. Rfdg. (William Beaumont
Hosp.) 6.25% 1/1/09

                                                                             19,602,146

MINNESOTA - 2.0%

Minneapolis & Saint Paul Hsg.     Aaa        1,800,000                       1,739,844
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp.) Series A, 4.75%
11/15/18 (AMBAC Insured)

Minnesota Hsg. Fin. Agcy.         Aa2        2,000,000                       2,103,500
(Single Family Mtg.) Series
D, 6.4% 7/1/15 (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MINNESOTA - CONTINUED

Rochester Health Care             AA+       $ 2,000,000                     $ 2,076,280
Facilities Rev. (Mayo
Foundation) Series A, 5.5%
11/15/27

Western Minnesota Muni. Pwr.      Aaa        3,000,000                       3,364,710
Agcy. Pwr. Supply Rev. Rfdg.
Series A, 6.25% 1/1/06
(AMBAC Insured)

                                                                             9,284,334

MISSISSIPPI - 0.6%

Mississippi Gen. Oblig. 6.2%      Aaa        2,245,000                       2,534,313
2/1/08 (Escrowed to
Maturity) (e)

Mississippi Home Corp. Single     Aaa        175,000                         184,357
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

                                                                             2,718,670

NEBRASKA - 1.4%

Nebraska Pub. Pwr. District
Rev. Rfdg.:

(Elec. Sys.) Series A, 6%         A1         1,500,000                       1,613,235
1/1/06 (Pre-Refunded to
1/1/2002 @ 102) (e)

(Pwr. Supply Sys.) Series C,      A1         4,590,000                       4,854,522
5% 1/1/17 (Pre-Refunded to
7/1/2004 @ 101) (e)

                                                                             6,467,757

NEVADA - 0.6%

Las Vegas Downtown Redev.
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A:

6% 6/15/10                        BBB+       1,500,000                       1,547,820

6.1% 6/15/14                      BBB+       1,000,000                       1,048,610

                                                                             2,596,430

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          485,000                         518,756
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc.)  Series A, 9.5% 5/1/20
(Pre-Refunded to 5/1/2000 @
102) (e)

NEW JERSEY - 2.0%

New Jersey Edl. Facilities
Auth. Rev. Rfdg. (Seton Hall
Univ. Proj.):

5% 7/1/18 (AMBAC Insured) (f)     Aaa        1,000,000                       988,960

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,610,000                       1,717,886
(f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund      Aaa       $ 4,000,000                     $ 4,278,160
Auth. Rfdg.  (Trans. Sys.)
Series A, 5.5% 6/15/11
(MBIA Insured)

Passaic County Util. Auth.        Aaa        2,500,000                       2,246,775
Solid Waste Disp. Rev. Rfdg.
(Cap. Appreciation) 0%
3/1/02  (MBIA Insured)

                                                                             9,231,781

NEW MEXICO - 1.8%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured)       Aaa        3,970,000                       4,537,273
(d)

6.75% 7/1/11 (AMBAC Insured)      Aaa        1,805,000                       2,153,419
(d)

New Mexico Edl. Assistance        Aaa        1,350,000                       1,378,080
Foundation Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (d)

                                                                             8,068,772

NEW YORK - 19.0%

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Series A:

5.125% 12/1/22 (FSA Insured)      Aaa        9,390,000                       9,381,831

5.5% 12/1/29                      Baa1       2,400,000                       2,454,912

4% 4/1/00                         Baa1       2,250,000                       2,256,885

Muni. Assistance Corp. for        Aa2        5,000,000                       5,522,800
New York City Rfdg. Series
H, 6% 7/1/05

New York City Gen. Oblig.:

Rfdg.:

Series A, 7% 8/1/03               A3         2,000,000                       2,230,800

Series B:

5.7% 8/15/02                      A3         1,130,000                       1,192,659

5.7% 8/15/02 (Escrowed to         A3         35,000                          37,151
Maturity) (e)

6.75% 8/15/03                     A3         2,000,000                       2,213,280

Series E, 6.5% 2/15/04 (FGIC      Aaa        1,500,000                       1,656,195
Insured)

Series D, 5.5% 2/15/04            A3         5,000,000                       5,298,800

Series H, 6.875% 2/1/02           A3         240,000                         258,163

New York City Ind. Dev. Agcy.     Aaa        1,000,000                       1,092,790
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991, 6% 11/1/15 (FSA
Insured) (d)

New York City Ind. Dev. Agcy.     A3         8,680,000                       9,345,409
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5.9%
1/1/06 (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa       $ 3,500,000                     $ 3,606,715

5.75% 6/15/26                     A1         5,000,000                       5,295,250

5.75% 6/15/29                     A1         4,000,000                       4,236,200

New York Metro. Trans. Auth.
Rfdg. (Svc. Contract) Series
R:

5% 7/1/02                         Baa1       2,370,000                       2,447,997

5% 7/1/03                         Baa1       2,490,000                       2,587,982

New York State Dorm. Auth.
Rev.:

(Consolidated City Univ.          Baa1       3,000,000                       3,227,820
Sys.) Series A, 5.7% 7/1/05

(New York Univ.) Series A,        Aaa        1,000,000                       1,119,700
5.75% 7/1/14 (MBIA Insured)

Rfdg. (Jamaica Hosp.) Series      Aaa        6,150,000                       6,341,757
F, 5.2% 2/15/14 (MBIA
Insured)

New York State Envir.
Facilities Corp.:

Clean Wtr. & Drinking Wtr.
Rev.:

Series F, 4.875% 6/15/18          Aa2        1,000,000                       971,430

4.875% 6/15/20                    Aa2        1,300,000                       1,250,990

Poll. Cont. Rev. 5.125%           Aa1        1,000,000                       1,004,120
6/15/19

New York State Local Govt.        A3         7,500,000                       7,946,100
Assistance Corp. Rfdg.
Series C, 5.5% 4/1/17

New York State Thruway Auth.      Baa1       2,000,000                       2,186,160
Svc. Contract Rev. (Local
Hwy. & Bridges) 5.9% 4/1/07

Suffolk County Wtr. Auth.         Aaa        1,000,000                       1,124,450
Wtrwks. Rev. Rfdg. 6% 6/1/17
(MBIA Insured)

                                                                             86,288,346

NORTH CAROLINA - 4.4%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.
Rfdg.:

Series A, 5.5% 1/1/05 (MBIA       Aaa        4,000,000                       4,264,480
Insured)

Series B:

6% 1/1/06                         Baa1       4,175,000                       4,449,590

7.25% 1/1/07                      Baa1       1,000,000                       1,155,470

Series C:

5.125% 1/1/03                     Baa1       2,600,000                       2,667,262

5.25% 1/1/04                      Baa1       1,365,000                       1,408,680

5.5% 1/1/07 (MBIA Insured)        Aaa        2,000,000                       2,145,780

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NORTH CAROLINA - CONTINUED

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

Rfdg. 5.75% 1/1/02                A3        $ 1,750,000                     $ 1,825,425

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150,000                       1,245,128

6.25% 1/1/17 (AMBAC Insured)      Aaa        650,000                         716,105
(Pre-Refunded to 1/1/2003 @
102) (e)

                                                                             19,877,920

OHIO - 4.5%

Cincinnati Student Ln. Fdg.       -          1,530,000                       1,592,699
Corp. Student Ln. Rev.
Series B, 8.875% 8/1/08 (d)

Franklin County Hosp. Rev.        Baa3       5,000,000                       4,957,150
(Doctor's Ohio Health Corp.)
Series A 4.75% 12/1/03

Gateway Economic Dev. Corp.       -          3,000,000                       3,141,600
Greater Cleveland Stadium
Rev. 6.5% 9/15/14 (d)

Marion County Hosp. Impt.         BBB+       1,000,000                       1,028,100
Rev. Rfdg. (Comnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Tpk. Commission Tpk.         Aaa        5,000,000                       5,353,650
Rev. Rfdg. Series A, 5.5%
2/15/24 (FGIC Insured)

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev. (Wtr.
Cont. Ln. Fund):

State Match Series, 6.5%          Aaa        1,835,000                       2,062,687
12/1/04  (MBIA Insured)

Wtr. Quality Series, 5.625%       Aaa        2,000,000                       2,168,800
6/1/06  (MBIA Insured)

                                                                             20,304,686

OKLAHOMA - 1.2%

Sapulpa Muni. Auth. Util.         Aaa        1,000,000                       1,059,450
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       4,000,000                       4,408,240
(American Airlines Corp.)
7.35% 12/1/11

                                                                             5,467,690

PENNSYLVANIA - 4.1%

Allegheny County Ind. Dev.        -          325,000                         347,926
Auth. Rev. (YMCA) Series A,
8.75% 3/1/10

Butler County Ind. Dev. Auth.     A          3,000,000                       3,098,430
Health Ctr. Rev. Rfdg.
(Sherwood Oaks Proj.) 5.75%
6/1/11

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health):

6.8% 11/15/14                     Baa2       3,250,000                       3,508,440

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health): - continued

6.8% 11/15/23                     Baa2      $ 1,000,000                     $ 1,079,520

Delaware County Auth. Rev.
(Riddle Village Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        2,250,000                       2,714,153
Maturity) (e)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,870,000                       3,342,058
6/1/2002  @ 102) (e)

Pennsylvania Gen. Oblig.          Aa3        3,000,000                       3,261,420
Second Series, 5.8% 7/1/04

Pennsylvania Ind. Dev. Auth.      Aaa        1,345,000                       1,489,130
Rev. (Econ. Dev.) 5.8%
7/1/09 (AMBAC Insured)

                                                                             18,841,077

RHODE ISLAND - 1.1%

Rhode Island Port Auth. &         Aaa        4,000,000                       4,915,000
Economic Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14
(FSA Insured) (d)

SOUTH CAROLINA - 0.4%

Piedmont Muni. Pwr. Agcy.         Aaa        1,715,000                       1,899,928
Elec. Rev. Rfdg. Series A,
6.25% 1/1/05 (FGIC Insured)

TENNESSEE - 0.2%

Metro Govt. Nashville &           Aaa        1,000,000                       740,830
Davidson County Elec. Rev.
(Cap. Appreciation) Series
A, 0% 5/15/06 (MBIA Insured)

TEXAS - 3.6%

Conroe Independent School         Aaa        750,000                         478,455
District Rfdg. (Cap.
Appreciation) Series B, 0%
2/15/09

Dallas-Fort Worth Int'l.          Baa1       6,000,000                       6,380,340
Arpt. Facility Impt. Corp.
Rev. (American Airlines,
Inc.) 7.5% 11/1/25 (d)

Midlothian Independent School     Aaa        1,845,000                       1,512,513
District Rfdg. (Cap.
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev.
Rfdg.:

5.5% 2/1/20                       Aa1        1,425,000                       1,475,274

5.5% 2/1/20 (Pre-Refunded to      Aa1        75,000                          81,768
2/1/2007 @ 101) (e)

San Antonio Gen. Oblig.           Aa2        1,390,000                       1,397,353
Series 2000 5% 2/1/11 (f)

Texas Pub. Fin. Auth. Series      Aa2        5,000,000                       5,040,650
A, 5% 10/1/14

                                                                             16,366,353

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTAH - 2.8%

Intermountain Pwr. Agcy. Pwr.
Supply Sys. Rev.:

Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC      Aaa       $ 1,000,000                     $ 1,166,500
Insured)

Series B, 5.75% 7/1/16 (MBIA      Aaa        2,500,000                       2,700,450
Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        1,200,000                       1,168,608
Insured)

Spl. Oblig. 6th Series B, 6%      Aaa        7,000,000                       7,647,640
7/1/16  (MBIA Insured)

South Salt Lake City Ind.         -          250,000                         271,638
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

                                                                             12,954,836

VIRGINIA - 0.6%

Henrico County Wtr. & Swr.        Aa2        1,750,000                       1,731,923
Rev. Rfdg. 5% 5/1/28

Loudoun County Ind. Dev.          AAA        1,000,000                       1,174,860
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to
Maturity) (e)

                                                                             2,906,783

WASHINGTON - 4.9%

King County Gen. Oblig.           Aa1        3,990,000                       4,375,873
Series D,  5.75% 12/1/11

Washington Pub. Pwr. Supply
Sys. Nuclear  Proj. #2 Rev.:

Rfdg. Series A:

4.8% 7/1/04                       Aa1        2,000,000                       2,063,740

5.9% 7/1/04                       Aa1        1,000,000                       1,082,540

5.4% 7/1/12                       Aa1        14,000,000                      14,751,934

                                                                             22,274,087

TOTAL MUNICIPAL BONDS                                                        446,639,574
(Cost $425,013,980)


MUNICIPAL NOTES - 0.7%



MICHIGAN - 0.7%

Michigan Muni. Bond Auth.                     3,000,000                      3,008,640
Rev. RAN Series 1998 D1,
4.25% 8/27/99 (Cost
$3,007,552)

CASH EQUIVALENTS - 1.2%

                                              SHARES                         VALUE (NOTE 1)

Municipal Central Cash Fund                   5,495,204                    $ 5,495,204
(b)(c) (Cost $5,495,204)

TOTAL INVESTMENT IN                                                        $ 455,143,418
SECURITIES - 100%
(Cost $433,516,736)


SECURITY TYPE ABBREVIATION

RAN - REVENUE ANTICIPATION NOTE

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Security purchased on a delayed delivery basis.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   70.2%  AAA, AA, A   69.2%

Baa          17.9%  BBB          17.0%

Ba           0.0%   BB           1.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 4.8%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         20.7%

Electric Utilities          17.6

Health Care                 14.0

Transportation              12.6

Escrowed/Pre-Refunded       7.7

Industrial Development      6.3

Water & Sewer               5.9

Education                   5.5

Others (individually less   9.7
than 5%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $433,516,736. Net unrealized appreciation aggregated $21,626,682, of which $22,346,283 related to appreciated investment securities and $719,601 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $15,845,000 of which $2,066,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003 and 2004,
respectively.

At October 31, 1998, the fund was required to defer approximately
$756,000 of losses on futures contracts.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 455,143,418
value (cost $433,516,736) -
See accompanying schedule

Cash                                          4,281,064

Receivable for investments                    3,573,719
sold

Receivable for fund shares                    765,881
sold

Interest receivable                           7,429,063

Other receivables                             22,338

 TOTAL ASSETS                                 471,215,483

LIABILITIES

Payable for investments         $ 6,554,847
purchased Regular delivery

 Delayed delivery                7,028,120

Payable for fund shares          937,747
redeemed

Distributions payable            626,701

Accrued management fee           144,211

Distribution fees payable        134,077

Other payables and accrued       70,439
expenses

 TOTAL LIABILITIES                            15,496,142

NET ASSETS                                   $ 455,719,341

Net Assets consist of:

Paid in capital                              $ 448,688,358

Accumulated undistributed net                 (14,595,699)
realized  gain (loss) on
investments

Net unrealized appreciation                   21,626,682
(depreciation) on investments

NET ASSETS                                   $ 455,719,341

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.41
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,233,541 (divided by)
744,302 shares)

Maximum offering price per         $13.03
share (100/95.25 of $12.41)

CLASS T: NET ASSET VALUE and       $12.42
redemption price per share
($367,831,228 (divided by)
29,618,240 shares)

Maximum offering price per         $12.87
share (100/96.50 of $12.42)

CLASS B: NET ASSET VALUE and       $12.39
offering price per share
($62,982,489 (divided by)
5,084,185 shares) A

CLASS C: NET ASSET VALUE and       $12.42
offering price per share
($11,638,377 (divided by)
937,176 shares) A

INSTITUTIONAL CLASS: NET           $12.37
ASSET VALUE, offering price
and redemption price   per
share ($4,033,706 (divided
by) 326,171 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED APRIL 30,
                                         1999 (UNAUDITED)

INTEREST INCOME                              $ 11,775,977

EXPENSES

Management fee                 $ 866,136

Transfer agent fees             220,951

Distribution fees               785,108

Accounting fees and expenses    74,079

Non-interested trustees'        788
compensation

Custodian fees and expenses     14,115

Registration fees               55,803

Audit                           17,720

Legal                           1,190

 Total expenses before          2,035,890
reductions

 Expense reductions             (1,042)       2,034,848

NET INTEREST INCOME                           9,741,129

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          2,042,368

 Futures contracts              21,684        2,064,052

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (6,972,317)

 Futures contracts              (83,889)      (7,056,206)

NET GAIN (LOSS)                               (4,992,154)

NET INCREASE (DECREASE) IN                   $ 4,748,975
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,741,129                 $ 20,054,896

 Net realized gain (loss)         2,064,052                   842,117

 Change in net unrealized         (7,056,206)                 13,362,203
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,748,975                   34,259,216
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,741,129)                 (20,054,896)
from net interest income

Share transactions - net          7,862,458                   279,500
increase (decrease)

  TOTAL INCREASE (DECREASE)       2,870,304                   14,483,820
IN NET ASSETS

NET ASSETS

 Beginning of period              452,849,037                 438,365,217

 End of period                   $ 455,719,341               $ 452,849,037


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.540                         $ 12.150                 $ 11.740   $ 11.630
period

Income from Investment
Operations

Net interest income               .281                             .571                     .583 D     .105D, E

Net realized and unrealized       (.130)                           .390                     .445       .109
gain (loss)

Total from investment             .151                             .961                     1.028      .214
operations

Less Distributions

From net interest income          (.281)                           (.571)                   (.616) E   (.104)

In excess of net interest         -                                -                        (.002)     -
income

Total distributions               (.281)                           (.571)                   (.618)     (.104)

Net asset value, end of period   $ 12.410                         $ 12.540                 $ 12.150   $ 11.740

TOTAL RETURN B, C                 1.21%                            8.07%                    9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,234                          $ 6,721                  $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average      .72% A                           .90% G                   .90% G     .90% A, G
net assets

Ratio of net interest income      4.51% A                          4.57%                    4.87%      5.73% A
to  average net assets

Portfolio turnover rate           17% A                            36%                      36%        49%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.560                         $ 12.150                 $ 11.760   $ 11.880    $ 11.220
period

Income from Investment
Operations

Net interest  income            .274                             .571                     .597 C     .677 C, D   .700

Net realized and unrealized     (.140)                           .410                     .407       (.136)      .660
gain (loss)

Total from invesment            .134                             .981                     1.004      .541        1.360
operations

Less Distributions

From net interest  income       (.274)                           (.571)                   (.612) D   (.661)      (.700)

In excess of net  interest      -                                -                        (.002)     -           -
income

From net  realized gain         -                                -                        -          -           -

In excess of net  realized      -                                -                        -          -           -
gain

Total distributions             (.274)                           (.571)                   (.614)     (.661)      (.700)

Net asset value,  end of       $ 12.420                         $ 12.560                 $ 12.150   $ 11.760    $ 11.880
period

TOTAL RETURN B                  1.08%                            8.15%                    8.89%      4.68%       12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 367,831                        $ 380,325                $ 392,075  $ 480,432   $ 565,131
(000 omitted)

Ratio of expenses to average    .81% A                           .87%                     .89%       .89%        .91%
net assets

Ratio of net interest income    4.42% A                          4.62%                    5.04%      5.74%       6.06%
to average net assets

Portfolio turnover rate         17% A                            36%                      36%        49%         37%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.720
period

Income from Investment
Operations

Net interest  income            .689

Net realized and unrealized     (1.430)
gain (loss)

Total from invesment            (.741)
operations

Less Distributions

From net interest  income       (.689)

In excess of net  interest      -
income

From net  realized gain         (.060)

In excess of net  realized      (.010)
gain

Total distributions             (.759)

Net asset value,  end of       $ 11.220
period

TOTAL RETURN B                  (6.03)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 544,422
(000 omitted)

Ratio of expenses to average    .89%
net assets

Ratio of net interest income    5.78%
to average net assets

Portfolio turnover rate         38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.530                         $ 12.130                 $ 11.740   $ 11.860    $ 11.210
period

Income from Investment
Operations

Net interest  income              .235                             .491                     .515 D     .596 D, E   .612

Net realized and unrealized       (.140)                           .400                     .416       (.136)      .650
gain (loss)

Total from investment             .095                             .891                     .931       .460        1.262
operations

Less Distributions

From net interest income          (.235)                           (.491)                   (.539) E   (.580)      (.612)

In excess of net  interest        -                                -                        (.002)     -           -
income

Total distributions               (.235)                           (.491)                   (.541)     (.580)      (.612)

Net asset value, end of period   $ 12.390                         $ 12.530                 $ 12.130   $ 11.740    $ 11.860

TOTAL RETURN B, C                 0.76%                            7.47%                    8.15%      3.98%       11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 62,982                         $ 55,032                 $ 41,024   $ 39,389    $ 32,395
(000 omitted)

Ratio of expenses to average      1.46% A                          1.53%                    1.56%      1.57%       1.86% G
net assets

Ratio of net interest income      3.78% A                          3.96%                    4.35%      5.06%       5.18%
to average net assets

Portfolio turnover rate           17% A                            36%                      36%        49%         37%



FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED OCTOBER 31,

                                 1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.610
period

Income from Investment
Operations

Net interest  income              .188

Net realized and unrealized       (.400)
gain (loss)

Total from investment             (.212)
operations

Less Distributions

From net interest income          (.188)

In excess of net  interest        -
income

Total distributions               (.188)

Net asset value, end of period   $ 11.210

TOTAL RETURN B, C                 (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 9,968
(000 omitted)

Ratio of expenses to average      2.09% A
net assets

Ratio of net interest income      4.58% A
to average net assets

Portfolio turnover rate           38%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560                         $ 12.130
period

Income from Investment
Operations

Net interest income               .230                             .455

Net realized and unrealized       (.140)                           .430
gain (loss)

Total from investment             .090                             .885
operations

Less Distributions

From net interest income          (.230)                           (.455)

Net asset value, end of period   $ 12.420                         $ 12.560

TOTAL RETURN B, C                 0.71%                            7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,638                         $ 7,031
(000 omitted)

Ratio of expenses to average      1.57% A                          1.75% A, E
net assets

Ratio of net interest income      3.69% A                          3.60% A
to average net assets

Portfolio turnover rate           17% A                            36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                              SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                              (UNAUDITED)                      1998                     1997        1996        1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning    $ 12.510                         $ 12.120                 $ 11.720    $ 11.880    $ 11.700
of period

Income from Investment
Operations

Net interest income            .289                             .592                     .609 D      .707 D, E   .232

Net realized and unrealized    (.140)                           .390                     .464        (.197)      .180
gain (loss)

Total from investment          .149                             .982                     1.073       .510        .412
operations

Less Distributions

From net interest income        (.289)                           (.592)                   (.671) E    (.670)      (.232)

In excess of net  interest     -                                -                        (.002)      -           -
income

Total Distributions            (.289)                           (.592)                   (.673)      (.670)      (.232)

Net asset value,  end of      $ 12.370                         $ 12.510                 $ 12.120    $ 11.720    $ 11.880
period

TOTAL RETURN B, C              1.20%                            8.28%                    9.44%       4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period     $ 4,034                          $ 3,741                  $ 1,511     $ 927       $ 154
(000 omitted)

Ratio of expenses to average   .59% A                           .75% G                   .75% G      .75% G      .75% A, G
net assets

Ratio of net interest income   4.65% A                          4.75%                    5.11%       5.88%       5.89% A
to average net assets

Portfolio turnover rate        17% A                            36%                      36%         49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series V) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $40,403,222 and $37,591,948, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $6,962,986, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,114      $ 71

CLASS T    467,393      9,864

CLASS B    265,040      192,091

CLASS C    46,561       43,051

           785,108      245,077

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,941     $ 17,990

CLASS T    127,121      48,688

CLASS B    89,528       89,528*

CLASS C    8,413        8,413*

           252,003      164,619

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 4,582    .11

CLASS T                 180,323   .10

CLASS B                 28,549    .10

CLASS C                 4,900     .11

INSTITUTIONAL CLASS     2,597     .14

                       $ 220,951

*  ANNUALIZED

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T's expenses were reduced by $1,042 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            1999                        1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 182,451                   $ 231,309

Class T                      8,195,947                   17,722,552

Class B                      1,104,451                   1,865,869

Class C                      170,313                     106,528

Institutional Class          87,967                      128,638

Total                       $ 9,741,129                 $ 20,054,896

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                                            YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,
                                SIX MONTHS ENDED APRIL 30,

                                1999                        1998 A                  1999

CLASS A Shares sold                                          362,699                $ 3,893,501
                                 311,733

Reinvestment of distributions    9,589                       11,508                  119,777

Shares redeemed                  (112,849)                   (147,406)               (1,408,031)

Net increase (decrease)          208,473                     226,801                $ 2,605,247

CLASS T Shares sold              2,388,600                   4,799,958              $ 29,904,426

Reinvestment of distributions    412,017                     873,770                 5,152,094

Shares redeemed                  (3,473,995)                 (7,639,811)             (43,472,672)

Net increase (decrease)          (673,378)                   (1,966,083)            $ (8,416,152)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,


                                1998 A

CLASS A Shares sold             $ 4,479,496


Reinvestment of distributions    142,669

Shares redeemed                  (1,811,982)

Net increase (decrease)         $ 2,810,183

CLASS T Shares sold             $ 59,544,980

Reinvestment of distributions    10,820,895

Shares redeemed                  (94,496,816)

Net increase (decrease)         $ (24,130,941)


7. SHARE TRANSACTIONS - CONTINUED

                                SHARES                                              DOLLARS

                                                            YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,
                                SIX MONTHS ENDED APRIL 30,

                                1999                        1998 A                  1999

CLASS B Shares sold              1,129,341                   1,497,112              $ 14,087,520

Reinvestment of distributions    51,638                      86,162                  644,019

Shares redeemed                  (490,289)                   (572,594)               (6,111,350)

Net increase (decrease)          690,690                     1,010,680              $ 8,620,189

CLASS C Shares sold              507,158                     650,179                $ 6,339,048

Reinvestment of distributions    8,863                       4,455                   110,753

Shares redeemed                  (138,682)                   (94,797)                (1,733,438)

Net increase (decrease)          377,339                     559,837                $ 4,716,363

INSTITUTIONAL CLASS Shares       85,982                      238,568                $ 1,070,973
sold

Reinvestment of distributions    3,689                       6,313                   45,550

Shares redeemed                  (62,662)                    (70,388)                (779,712)

Net increase (decrease)          27,009                      174,493                $ 336,811



                                DOLLARS

                                YEAR ENDED OCTOBER 31,


                                1998 A

CLASS B Shares sold             $ 18,512,808

Reinvestment of distributions    1,065,255

Shares redeemed                  (7,073,528)

Net increase (decrease)         $ 12,504,535

CLASS C Shares sold             $ 8,065,902

Reinvestment of distributions    55,539

Shares redeemed                  (1,177,225)

Net increase (decrease)         $ 6,944,216

INSTITUTIONAL CLASS Shares      $ 2,943,409
sold

Reinvestment of distributions    77,958

Shares redeemed                  (869,860)

Net increase (decrease)         $ 2,151,507


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HIMI-SANN-0699  77849
1.703468.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
HIGH YIELD
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             21  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    24  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           25  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  48  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 57  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five years and the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL A  17.52%         3.45%        70.77%        268.45%

FIDELITY ADV HIGH YIELD - CL    11.94%         -1.47%       62.66%        250.95%
A  (INCL. 4.75% SALES CHARGE)

ML High Yield Master            7.37%          3.05%        62.93%        186.76%

ML High Yield Master II         8.88%          3.23%        65.44%        193.83%

High Current Yield Funds        10.17%         -0.03%       54.12%        155.67%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 304 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL A  3.45%        11.30%        13.93%

FIDELITY ADV HIGH YIELD - CL    -1.47%       10.22%        13.38%
A  (INCL. 4.75% SALES CHARGE)

ML High Yield Master            3.05%        10.26%        11.11%

ML High Yield Master II         3.23%        10.59%        11.38%

High Current Yield Funds        -0.03%       8.98%         9.77%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL A         ML High Yield Master II
             00258                       ML012
  1989/04/30       9525.00                    10000.00
  1989/05/31       9765.65                    10188.71
  1989/06/30      10114.26                    10343.85
  1989/07/31      10169.49                    10385.62
  1989/08/31      10272.34                    10434.10
  1989/09/30       9970.88                    10324.00
  1989/10/31       9596.51                    10068.00
  1989/11/30       9624.50                    10083.15
  1989/12/31       9746.35                    10042.25
  1990/01/31       9604.95                     9770.87
  1990/02/28       9553.96                     9623.23
  1990/03/31       9722.26                     9798.14
  1990/04/30       9839.15                     9865.59
  1990/05/31      10169.61                    10030.30
  1990/06/30      10459.87                    10285.01
  1990/07/31      10703.22                    10540.45
  1990/08/31      10440.47                    10058.36
  1990/09/30      10176.52                     9637.73
  1990/10/31       9939.63                     9362.21
  1990/11/30      10249.96                     9460.51
  1990/12/31      10457.94                     9604.25
  1991/01/31      10698.54                     9800.85
  1991/02/28      11312.50                    10651.10
  1991/03/31      11736.88                    11168.59
  1991/04/30      12094.28                    11564.58
  1991/05/31      12223.10                    11609.62
  1991/06/30      12551.26                    11866.10
  1991/07/31      13004.68                    12191.77
  1991/08/31      13173.48                    12469.13
  1991/09/30      13351.36                    12648.82
  1991/10/31      13883.04                    13078.06
  1991/11/30      14043.32                    13215.82
  1991/12/31      14112.42                    13366.34
  1992/01/31      14759.32                    13817.82
  1992/02/29      15370.29                    14163.18
  1992/03/31      15805.98                    14366.39
  1992/04/30      15949.82                    14440.86
  1992/05/31      16123.84                    14646.07
  1992/06/30      16367.22                    14823.21
  1992/07/31      16662.33                    15111.33
  1992/08/31      16970.42                    15303.79
  1992/09/30      17152.17                    15466.03
  1992/10/31      16931.82                    15262.81
  1992/11/30      17116.83                    15500.63
  1992/12/31      17370.91                    15697.94
  1993/01/31      17835.23                    16063.16
  1993/02/28      18225.90                    16350.48
  1993/03/31      18648.80                    16637.41
  1993/04/30      18755.02                    16751.57
  1993/05/31      19010.09                    16955.90
  1993/06/30      19473.99                    17285.88
  1993/07/31      19729.68                    17454.82
  1993/08/31      19883.33                    17619.05
  1993/09/30      19921.21                    17697.26
  1993/10/31      20397.33                    18024.92
  1993/11/30      20545.12                    18128.00
  1993/12/31      20923.17                    18318.62
  1994/01/31      21524.35                    18714.61
  1994/02/28      21435.96                    18584.58
  1994/03/31      20782.47                    17983.94
  1994/04/30      20550.96                    17760.24
  1994/05/31      20678.54                    17721.41
  1994/06/30      20640.39                    17802.41
  1994/07/31      20720.27                    17909.88
  1994/08/31      20868.53                    18051.87
  1994/09/30      20974.59                    18048.28
  1994/10/31      20936.24                    18095.88
  1994/11/30      20601.35                    17940.18
  1994/12/31      20610.62                    18129.20
  1995/01/31      20787.85                    18383.76
  1995/02/28      21457.10                    18973.00
  1995/03/31      21650.24                    19229.39
  1995/04/30      22348.93                    19716.58
  1995/05/31      22849.65                    20335.48
  1995/06/30      22801.42                    20472.20
  1995/07/31      23362.95                    20738.80
  1995/08/31      23495.34                    20847.62
  1995/09/30      23778.08                    21089.90
  1995/10/31      24088.19                    21268.17
  1995/11/30      24218.78                    21478.96
  1995/12/31      24582.49                    21838.83
  1996/01/31      25160.90                    22203.65
  1996/02/29      25500.22                    22271.49
  1996/03/31      25326.01                    22180.45
  1996/04/30      25623.49                    22211.54
  1996/05/31      25816.22                    22371.62
  1996/06/30      25855.43                    22460.76
  1996/07/31      25859.09                    22608.40
  1996/08/31      26228.89                    22884.17
  1996/09/30      27097.43                    23422.07
  1996/10/31      27162.63                    23625.36
  1996/11/30      27487.14                    24094.14
  1996/12/31      27806.41                    24300.14
  1997/01/31      28078.27                    24482.71
  1997/02/28      28624.93                    24859.09
  1997/03/31      27858.63                    24517.15
  1997/04/30      28053.29                    24831.50
  1997/05/31      28879.98                    25354.33
  1997/06/30      29404.37                    25746.18
  1997/07/31      30384.46                    26428.61
  1997/08/31      30533.47                    26396.80
  1997/09/30      31610.11                    26871.64
  1997/10/31      31286.45                    27008.84
  1997/11/30      31577.40                    27249.45
  1997/12/31      31997.91                    27523.86
  1998/01/31      32856.56                    27962.50
  1998/02/28      33239.54                    28075.79
  1998/03/31      33907.06                    28342.46
  1998/04/30      33925.94                    28464.20
  1998/05/31      33689.67                    28635.37
  1998/06/30      33740.96                    28783.25
  1998/07/31      34010.15                    28966.70
  1998/08/31      30322.65                    27504.48
  1998/09/30      30461.00                    27576.08
  1998/10/31      29863.56                    26981.02
  1998/11/30      31950.27                    28387.43
  1998/12/31      31862.31                    28336.56
  1999/01/31      32946.07                    28713.66
  1999/02/28      32735.07                    28523.59
  1999/03/31      33717.07                    28854.93
  1999/04/30      35095.29                    29382.86
IMATRL PRASUN   SHR__CHT 19990430 19990518 160613 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on April 30, 1989, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $35,095 - a 250.95% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,383 - a 193.83% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,          SEPTEMBER 3, 1996
                                                                               (COMMENCEMENT OF SALE OF
                                                                               CLASS A SHARES) TO OCTOBER 31,

                  1999                        1998                     1997    1996

Dividend returns  6.63%                       7.65%                    9.54%   1.17%

Capital returns   10.89%                      -12.20%                   5.64%  2.41%

Total returns     17.52%                      -4.55%                   15.18%  3.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            7.03(cents)   67.70(cents)   111.04(cents)

Annualized dividend rate       7.09%         11.73%         9.30%

30-day annualized yield        8.33%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.07 over the past one month, $11.64 over the past six months and $11.94 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL T  17.40%         3.32%        70.88%        268.69%

FIDELITY ADV HIGH YIELD - CL    13.29%         -0.30%       64.90%        255.78%
T  (INCL. 3.50% SALES CHARGE)

ML High Yield Master            7.37%          3.05%        62.93%        186.76%

ML High Yield Master II         8.88%          3.23%        65.44%        193.83%

High Current Yield Funds        10.17%         -0.03%       54.12%        155.67%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market-value weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 304 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL T  3.32%        11.31%        13.94%

FIDELITY ADV HIGH YIELD - CL    -0.30%       10.52%        13.53%
T  (INCL. 3.50% SALES CHARGE)

ML High Yield Master            3.05%        10.26%        11.11%

ML High Yield Master II         3.23%        10.59%        11.38%

High Current Yield Funds        -0.03%       8.98%         9.77%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL T         ML High Yield Master II
             00165                       ML012
  1989/04/30       9650.00                    10000.00
  1989/05/31       9893.81                    10188.71
  1989/06/30      10246.99                    10343.85
  1989/07/31      10302.95                    10385.62
  1989/08/31      10407.15                    10434.10
  1989/09/30      10101.74                    10324.00
  1989/10/31       9722.45                    10068.00
  1989/11/30       9750.80                    10083.15
  1989/12/31       9874.26                    10042.25
  1990/01/31       9731.00                     9770.87
  1990/02/28       9679.35                     9623.23
  1990/03/31       9849.85                     9798.14
  1990/04/30       9968.27                     9865.59
  1990/05/31      10303.07                    10030.30
  1990/06/30      10597.14                    10285.01
  1990/07/31      10843.68                    10540.45
  1990/08/31      10577.49                    10058.36
  1990/09/30      10310.07                     9637.73
  1990/10/31      10070.07                     9362.21
  1990/11/30      10384.48                     9460.51
  1990/12/31      10595.19                     9604.25
  1991/01/31      10838.95                     9800.85
  1991/02/28      11460.96                    10651.10
  1991/03/31      11890.91                    11168.59
  1991/04/30      12253.00                    11564.58
  1991/05/31      12383.51                    11609.62
  1991/06/30      12715.98                    11866.10
  1991/07/31      13175.34                    12191.77
  1991/08/31      13346.36                    12469.13
  1991/09/30      13526.58                    12648.82
  1991/10/31      14065.24                    13078.06
  1991/11/30      14227.61                    13215.82
  1991/12/31      14297.62                    13366.34
  1992/01/31      14953.02                    13817.82
  1992/02/29      15572.00                    14163.18
  1992/03/31      16013.41                    14366.39
  1992/04/30      16159.13                    14440.86
  1992/05/31      16335.44                    14646.07
  1992/06/30      16582.01                    14823.21
  1992/07/31      16880.99                    15111.33
  1992/08/31      17193.13                    15303.79
  1992/09/30      17377.27                    15466.03
  1992/10/31      17154.02                    15262.81
  1992/11/30      17341.46                    15500.63
  1992/12/31      17598.88                    15697.94
  1993/01/31      18069.29                    16063.16
  1993/02/28      18465.09                    16350.48
  1993/03/31      18893.54                    16637.41
  1993/04/30      19001.15                    16751.57
  1993/05/31      19259.57                    16955.90
  1993/06/30      19729.55                    17285.88
  1993/07/31      19988.60                    17454.82
  1993/08/31      20144.27                    17619.05
  1993/09/30      20182.64                    17697.26
  1993/10/31      20665.01                    18024.92
  1993/11/30      20814.74                    18128.00
  1993/12/31      21197.75                    18318.62
  1994/01/31      21806.82                    18714.61
  1994/02/28      21717.28                    18584.58
  1994/03/31      21055.20                    17983.94
  1994/04/30      20820.66                    17760.24
  1994/05/31      20949.91                    17721.41
  1994/06/30      20911.26                    17802.41
  1994/07/31      20992.19                    17909.88
  1994/08/31      21142.39                    18051.87
  1994/09/30      21249.85                    18048.28
  1994/10/31      21211.00                    18095.88
  1994/11/30      20871.71                    17940.18
  1994/12/31      20881.10                    18129.20
  1995/01/31      21060.66                    18383.76
  1995/02/28      21738.69                    18973.00
  1995/03/31      21934.37                    19229.39
  1995/04/30      22642.23                    19716.58
  1995/05/31      23149.51                    20335.48
  1995/06/30      23100.65                    20472.20
  1995/07/31      23669.55                    20738.80
  1995/08/31      23803.67                    20847.62
  1995/09/30      24090.13                    21089.90
  1995/10/31      24404.31                    21268.17
  1995/11/30      24536.61                    21478.96
  1995/12/31      24905.10                    21838.83
  1996/01/31      25491.09                    22203.65
  1996/02/29      25834.87                    22271.49
  1996/03/31      25658.38                    22180.45
  1996/04/30      25959.76                    22211.54
  1996/05/31      26155.02                    22371.62
  1996/06/30      26194.74                    22460.76
  1996/07/31      26198.44                    22608.40
  1996/08/31      26573.10                    22884.17
  1996/09/30      27465.29                    23422.07
  1996/10/31      27557.21                    23625.36
  1996/11/30      27889.50                    24094.14
  1996/12/31      28208.25                    24300.14
  1997/01/31      28506.42                    24482.71
  1997/02/28      29039.12                    24859.09
  1997/03/31      28243.81                    24517.15
  1997/04/30      28468.79                    24831.50
  1997/05/31      29288.72                    25354.33
  1997/06/30      29821.50                    25746.18
  1997/07/31      30816.23                    26428.61
  1997/08/31      30991.88                    26396.80
  1997/09/30      32082.19                    26871.64
  1997/10/31      31748.47                    27008.84
  1997/11/30      32039.11                    27249.45
  1997/12/31      32464.23                    27523.86
  1998/01/31      33331.80                    27962.50
  1998/02/28      33719.64                    28075.79
  1998/03/31      34420.14                    28342.46
  1998/04/30      34436.17                    28464.20
  1998/05/31      34168.73                    28635.37
  1998/06/30      34217.57                    28783.25
  1998/07/31      34487.55                    28966.70
  1998/08/31      30748.19                    27504.48
  1998/09/30      30885.56                    27576.08
  1998/10/31      30306.25                    26981.02
  1998/11/30      32415.79                    28387.43
  1998/12/31      32320.58                    28336.56
  1999/01/31      33413.84                    28713.66
  1999/02/28      33196.08                    28523.59
  1999/03/31      34155.44                    28854.93
  1999/04/30      35578.36                    29382.86
IMATRL PRASUN   SHR__CHT 19990430 19990518 160940 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on April 30, 1989, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $35,578 - a 255.78% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,383 - a 193.83% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998     1997    1996    1995    1994

Dividend returns  6.53%                       7.57%    9.57%   9.56%   8.90%   7.15%

Capital returns   10.87%                      -12.11%  5.64%   3.36%   6.15%   -4.51%

Total returns     17.40%                      -4.54%   15.21%  12.92%  15.05%  2.64%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            6.99(cents)   66.78(cents)   109.57(cents)

Annualized dividend rate       7.03%         11.56%         9.17%

30-day annualized yield        8.37%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.09 over the past one month, $11.65 over the past six months and $11.95 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL B  17.04%         2.70%        64.71%        255.37%

FIDELITY ADV HIGH YIELD - CL    12.04%         -1.96%       62.71%        255.37%
B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master            7.37%          3.05%        62.93%        186.76%

ML High Yield Master II         8.88%          3.23%        65.44%        193.83%

High Current Yield Funds        10.17%         -0.03%       54.12%        155.67%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 304 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL B  2.70%        10.49%        13.52%

FIDELITY ADV HIGH YIELD - CL    -1.96%       10.23%        13.52%
B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master            3.05%        10.26%        11.11%

ML High Yield Master II         3.23%        10.59%        11.38%

High Current Yield Funds        -0.03%       8.98%         9.77%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL B         ML High Yield Master II
             00665                       ML012
  1989/04/30      10000.00                    10000.00
  1989/05/31      10252.65                    10188.71
  1989/06/30      10618.65                    10343.85
  1989/07/31      10676.63                    10385.62
  1989/08/31      10784.61                    10434.10
  1989/09/30      10468.12                    10324.00
  1989/10/31      10075.08                    10068.00
  1989/11/30      10104.46                    10083.15
  1989/12/31      10232.39                    10042.25
  1990/01/31      10083.94                     9770.87
  1990/02/28      10030.41                     9623.23
  1990/03/31      10207.10                     9798.14
  1990/04/30      10329.82                     9865.59
  1990/05/31      10676.75                    10030.30
  1990/06/30      10981.49                    10285.01
  1990/07/31      11236.98                    10540.45
  1990/08/31      10961.13                    10058.36
  1990/09/30      10684.01                     9637.73
  1990/10/31      10435.30                     9362.21
  1990/11/30      10761.12                     9460.51
  1990/12/31      10979.47                     9604.25
  1991/01/31      11232.07                     9800.85
  1991/02/28      11876.64                    10651.10
  1991/03/31      12322.19                    11168.59
  1991/04/30      12697.41                    11564.58
  1991/05/31      12832.65                    11609.62
  1991/06/30      13177.18                    11866.10
  1991/07/31      13653.20                    12191.77
  1991/08/31      13830.42                    12469.13
  1991/09/30      14017.18                    12648.82
  1991/10/31      14575.38                    13078.06
  1991/11/30      14743.64                    13215.82
  1991/12/31      14816.19                    13366.34
  1992/01/31      15495.35                    13817.82
  1992/02/29      16136.79                    14163.18
  1992/03/31      16594.20                    14366.39
  1992/04/30      16745.21                    14440.86
  1992/05/31      16927.91                    14646.07
  1992/06/30      17183.43                    14823.21
  1992/07/31      17493.26                    15111.33
  1992/08/31      17816.72                    15303.79
  1992/09/30      18007.53                    15466.03
  1992/10/31      17776.19                    15262.81
  1992/11/30      17970.43                    15500.63
  1992/12/31      18237.18                    15697.94
  1993/01/31      18724.65                    16063.16
  1993/02/28      19134.80                    16350.48
  1993/03/31      19578.80                    16637.41
  1993/04/30      19690.31                    16751.57
  1993/05/31      19958.10                    16955.90
  1993/06/30      20445.13                    17285.88
  1993/07/31      20713.57                    17454.82
  1993/08/31      20874.89                    17619.05
  1993/09/30      20914.66                    17697.26
  1993/10/31      21414.52                    18024.92
  1993/11/30      21569.68                    18128.00
  1993/12/31      21966.59                    18318.62
  1994/01/31      22597.74                    18714.61
  1994/02/28      22504.95                    18584.58
  1994/03/31      21818.86                    17983.94
  1994/04/30      21575.81                    17760.24
  1994/05/31      21709.75                    17721.41
  1994/06/30      21669.70                    17802.41
  1994/07/31      21717.19                    17909.88
  1994/08/31      21853.08                    18051.87
  1994/09/30      21947.14                    18048.28
  1994/10/31      21872.31                    18095.88
  1994/11/30      21527.26                    17940.18
  1994/12/31      21502.63                    18129.20
  1995/01/31      21673.95                    18383.76
  1995/02/28      22358.48                    18973.00
  1995/03/31      22546.03                    19229.39
  1995/04/30      23240.00                    19716.58
  1995/05/31      23766.45                    20335.48
  1995/06/30      23700.89                    20472.20
  1995/07/31      24249.95                    20738.80
  1995/08/31      24394.28                    20847.62
  1995/09/30      24653.36                    21089.90
  1995/10/31      24961.39                    21268.17
  1995/11/30      25061.83                    21478.96
  1995/12/31      25445.55                    21838.83
  1996/01/31      26008.34                    22203.65
  1996/02/29      26344.10                    22271.49
  1996/03/31      26148.49                    22180.45
  1996/04/30      26443.03                    22211.54
  1996/05/31      26650.88                    22371.62
  1996/06/30      26654.03                    22460.76
  1996/07/31      26664.53                    22608.40
  1996/08/31      27008.60                    22884.17
  1996/09/30      27902.59                    23422.07
  1996/10/31      27981.53                    23625.36
  1996/11/30      28282.20                    24094.14
  1996/12/31      28614.52                    24300.14
  1997/01/31      28902.77                    24482.71
  1997/02/28      29428.26                    24859.09
  1997/03/31      28604.33                    24517.15
  1997/04/30      28817.02                    24831.50
  1997/05/31      29608.91                    25354.33
  1997/06/30      30157.03                    25746.18
  1997/07/31      31147.95                    26428.61
  1997/08/31      31284.93                    26396.80
  1997/09/30      32371.94                    26871.64
  1997/10/31      31995.11                    27008.84
  1997/11/30      32299.28                    27249.45
  1997/12/31      32711.43                    27523.86
  1998/01/31      33570.56                    27962.50
  1998/02/28      33943.53                    28075.79
  1998/03/31      34606.14                    28342.46
  1998/04/30      34603.42                    28464.20
  1998/05/31      34340.58                    28635.37
  1998/06/30      34371.71                    28783.25
  1998/07/31      34625.02                    28966.70
  1998/08/31      30867.78                    27504.48
  1998/09/30      30963.09                    27576.08
  1998/10/31      30362.38                    26981.02
  1998/11/30      32467.47                    28387.43
  1998/12/31      32360.23                    28336.56
  1999/01/31      33413.15                    28713.66
  1999/02/28      33178.97                    28523.59
  1999/03/31      34158.26                    28854.93
  1999/04/30      35536.91                    29382.86
IMATRL PRASUN   SHR__CHT 19990430 19990518 160624 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $35,537 - a 255.37% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,383 - a 193.83% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,              JUNE 30, 1994 (COMMENCEMENT
                                                                                   OF SALE OF CLASS B SHARES)
                                                                                   TO OCTOBER 31,

                  1999                         1998        1997    1996    1995    1994


Dividend returns  6.22%                        6.98%       8.85%   8.82%   8.05%   1.73%

Capital returns   10.82%                       -12.08%     5.49%   3.28%   6.07%   -0.80%

Total returns     17.04%                       -5.10%      14.34%  12.10%  14.12%  0.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            6.30(cents)   63.53(cents)   102.28(cents)

Annualized dividend rate       6.37%         11.03%         8.59%

30-day annualized yield        8.10%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.04 over the past one month, $11.61 over the past six months, and $11.91 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year, past five years and past 10 years total return figures are 1% 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the period shown, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL C  16.99%         2.60%        64.26%        254.41%

FIDELITY ADV HIGH YIELD - CL    15.99%         1.67%        64.26%        254.41%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master            7.37%          3.05%        62.93%        186.76%

ML High Yield Master II         8.88%          3.23%        65.44%        193.83%

High Current Yield Funds        10.17%         -0.03%       54.12%        155.67%
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 304 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL C  2.60%        10.44%        13.49%

FIDELITY ADV HIGH YIELD - CL    1.67%        10.44%        13.49%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master            3.05%        10.26%        11.11%

ML High Yield Master II         3.23%        10.59%        11.38%

High Current Yield Funds        -0.03%       8.98%         9.77%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL C         ML High Yield Master II
             00521                       ML012
  1989/04/30      10000.00                    10000.00
  1989/05/31      10252.65                    10188.71
  1989/06/30      10618.65                    10343.85
  1989/07/31      10676.63                    10385.62
  1989/08/31      10784.61                    10434.10
  1989/09/30      10468.12                    10324.00
  1989/10/31      10075.08                    10068.00
  1989/11/30      10104.46                    10083.15
  1989/12/31      10232.39                    10042.25
  1990/01/31      10083.94                     9770.87
  1990/02/28      10030.41                     9623.23
  1990/03/31      10207.10                     9798.14
  1990/04/30      10329.82                     9865.59
  1990/05/31      10676.75                    10030.30
  1990/06/30      10981.49                    10285.01
  1990/07/31      11236.98                    10540.45
  1990/08/31      10961.13                    10058.36
  1990/09/30      10684.01                     9637.73
  1990/10/31      10435.30                     9362.21
  1990/11/30      10761.12                     9460.51
  1990/12/31      10979.47                     9604.25
  1991/01/31      11232.07                     9800.85
  1991/02/28      11876.64                    10651.10
  1991/03/31      12322.19                    11168.59
  1991/04/30      12697.41                    11564.58
  1991/05/31      12832.65                    11609.62
  1991/06/30      13177.18                    11866.10
  1991/07/31      13653.20                    12191.77
  1991/08/31      13830.42                    12469.13
  1991/09/30      14017.18                    12648.82
  1991/10/31      14575.38                    13078.06
  1991/11/30      14743.64                    13215.82
  1991/12/31      14816.19                    13366.34
  1992/01/31      15495.35                    13817.82
  1992/02/29      16136.79                    14163.18
  1992/03/31      16594.20                    14366.39
  1992/04/30      16745.21                    14440.86
  1992/05/31      16927.91                    14646.07
  1992/06/30      17183.43                    14823.21
  1992/07/31      17493.26                    15111.33
  1992/08/31      17816.72                    15303.79
  1992/09/30      18007.53                    15466.03
  1992/10/31      17776.19                    15262.81
  1992/11/30      17970.43                    15500.63
  1992/12/31      18237.18                    15697.94
  1993/01/31      18724.65                    16063.16
  1993/02/28      19134.80                    16350.48
  1993/03/31      19578.80                    16637.41
  1993/04/30      19690.31                    16751.57
  1993/05/31      19958.10                    16955.90
  1993/06/30      20445.13                    17285.88
  1993/07/31      20713.57                    17454.82
  1993/08/31      20874.89                    17619.05
  1993/09/30      20914.66                    17697.26
  1993/10/31      21414.52                    18024.92
  1993/11/30      21569.68                    18128.00
  1993/12/31      21966.59                    18318.62
  1994/01/31      22597.74                    18714.61
  1994/02/28      22504.95                    18584.58
  1994/03/31      21818.86                    17983.94
  1994/04/30      21575.81                    17760.24
  1994/05/31      21709.75                    17721.41
  1994/06/30      21669.70                    17802.41
  1994/07/31      21717.19                    17909.88
  1994/08/31      21853.08                    18051.87
  1994/09/30      21947.14                    18048.28
  1994/10/31      21872.31                    18095.88
  1994/11/30      21527.26                    17940.18
  1994/12/31      21502.63                    18129.20
  1995/01/31      21673.95                    18383.76
  1995/02/28      22358.48                    18973.00
  1995/03/31      22546.03                    19229.39
  1995/04/30      23240.00                    19716.58
  1995/05/31      23766.45                    20335.48
  1995/06/30      23700.89                    20472.20
  1995/07/31      24249.95                    20738.80
  1995/08/31      24394.28                    20847.62
  1995/09/30      24653.36                    21089.90
  1995/10/31      24961.39                    21268.17
  1995/11/30      25061.83                    21478.96
  1995/12/31      25445.55                    21838.83
  1996/01/31      26008.34                    22203.65
  1996/02/29      26344.10                    22271.49
  1996/03/31      26148.49                    22180.45
  1996/04/30      26443.03                    22211.54
  1996/05/31      26650.88                    22371.62
  1996/06/30      26654.03                    22460.76
  1996/07/31      26664.53                    22608.40
  1996/08/31      27008.60                    22884.17
  1996/09/30      27902.59                    23422.07
  1996/10/31      27981.53                    23625.36
  1996/11/30      28282.20                    24094.14
  1996/12/31      28614.52                    24300.14
  1997/01/31      28902.77                    24482.71
  1997/02/28      29428.26                    24859.09
  1997/03/31      28604.33                    24517.15
  1997/04/30      28817.02                    24831.50
  1997/05/31      29608.91                    25354.33
  1997/06/30      30157.03                    25746.18
  1997/07/31      31147.95                    26428.61
  1997/08/31      31284.93                    26396.80
  1997/09/30      32371.94                    26871.64
  1997/10/31      31995.11                    27008.84
  1997/11/30      32288.12                    27249.45
  1997/12/31      32667.38                    27523.86
  1998/01/31      33543.33                    27962.50
  1998/02/28      33888.93                    28075.79
  1998/03/31      34575.70                    28342.46
  1998/04/30      34541.18                    28464.20
  1998/05/31      34268.33                    28635.37
  1998/06/30      34296.33                    28783.25
  1998/07/31      34546.52                    28966.70
  1998/08/31      30775.61                    27504.48
  1998/09/30      30893.91                    27576.08
  1998/10/31      30294.07                    26981.02
  1998/11/30      32390.08                    28387.43
  1998/12/31      32285.69                    28336.56
  1999/01/31      33333.37                    28713.66
  1999/02/28      33126.94                    28523.59
  1999/03/31      34071.97                    28854.93
  1999/04/30      35440.84                    29382.86
IMATRL PRASUN   SHR__CHT 19990430 19990518 161007 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $35,441 - a 254.41% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $29,383 - a 193.83% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                 SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                                             (COMMENCEMENT OF SALE OF
                                             CLASS C SHARES) TO OCTOBER 31,

                  1999                       1998

Dividend returns  6.19%                      6.74%

Capital returns   10.80%                     -12.47%

Total returns     16.99%                     -5.73%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            6.17(cents)   63.31(cents)   101.23(cents)

Annualized dividend rate       6.22%         10.98%         8.49%

30-day annualized yield        7.93%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.06 over the past one month, $11.63 over the past six months and $11.93 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A dramatic turnaround in the
worldwide economy triggered a
considerable rally in the high-yield
bond market during the six-month
period ending April 30, 1999. As
the period opened, high-yield
investors were still feeling the
aftershocks of Russia's debt defaults
and the subsequent devaluation of
its currency. Credit spreads -
which reflect the premium that
investors demand for higher
perceived levels of risk versus
Treasury securities - widened to
levels not seen since the high-yield
bear market in 1990-1991. In
November, however, the third in a
series of 0.25 percentage point
interest-rate cuts by the Federal
Reserve Board seemed to stem the
tide of global unease and restore
confidence and liquidity to the
markets. By January, lower interest
rates worldwide, reports of a
stronger-than-expected domestic
economy, and signs that Asia and
other emerging markets might have
bottomed set the stage for a
sustained rally in the high-yield
market. As the period closed, credit
spreads had narrowed
substantially and high-yield bonds
were outperforming many
fixed-income alternatives. To
illustrate, the Merrill Lynch High
Yield Master II Index - a broad
measure of the high-yield market -
returned 8.88% during the
six-month period. Meanwhile, the
overall U.S. taxable bond market,
as measured by the Lehman
Brothers Aggregate Bond Index,
returned 0.69% for the six months
ending April 30, 1999.

(photograph of Margaret Eagle)

An interview with Margaret Eagle, Portfolio Manager of Fidelity
Advisor High Yield Fund

Q. HOW DID THE FUND PERFORM, MARGARET?

A. For the six-month period that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares provided total returns of 17.52%, 17.40%, 17.04% and 16.99%, respectively. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned 10.17% for the same six-month period, according to Lipper Inc. The Merrill Lynch High Yield Master Index returned 7.37%. Also, the fund's new benchmark, the Merrill Lynch High Yield Master II Index, returned 8.88%. For the 12-month period that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 3.45%, 3.32%, 2.70% and 2.60%, respectively. Those returns compared to the -0.03% return of the high current yield funds average. For the same 12-month period, the Merrill Lynch High Yield Master Index and the Merrill Lynch High Yield Master II Index returned 3.05% and 3.23%, respectively.

Q. WHY DID THE FUND'S BENCHMARK INDEX CHANGE?

A. The fund changed its benchmark because the Merrill Lynch High Yield Master Index does not include deferred-interest bonds (DIBs) and pay-in-kind securities (PIKs), which have emerged as an important component of the market in recent years. Deferred-interest bonds do not pay cash interest for a set period of the bond's life, typically for three to five years, and therefore sell at a significant discount. At the end of the deferred-interest period the interest accrues and begins to be paid (it is a variation on the zero coupon bond structure). PIKs pay interest in the form of additional bonds or preferred stock. As of March 31, 1999, DIBs and PIKs represented approximately 11% of the fund's new benchmark, the Merrill Lynch High Yield Master II Index.

Q. WHY DID THE FUND OUTPACE THE NEW BENCHMARK INDEX AND ITS LIPPER PEER GROUP DURING THE PAST SIX MONTHS?

A. The fund's relatively large weighting in telecommunications holdings - many of which are in the form of zero-coupon bonds and PIKs
- were the main contributors to its outperformance. Zeros and PIKs don't perform well in market sell-offs because they don't pay a high current income to cushion price declines. Conversely, zeros and PIKs tend to lead in market rallies, as they proved during the past six months. Another factor that helped the sector was that investors became increasingly more optimistic that telecom companies would be able to access the additional capital needed to fund their growth. And, despite fears to the contrary, most telecom companies continued to build out their infrastructure and attract new customers. Those trends, coupled with company-specific events, boosted some of our best performers. MetroNet, for example, posted strong gains on news of a planned takeover of the company by AT&T. The fund's holdings in Global Crossing appreciated significantly when it announced plans to purchase U.S. long-distance provider Frontier.

Q. OUTSIDE THE TELECOMMUNICATIONS SECTOR, WHERE WERE THE OTHER
WINNERS?

A. Many of the fund's cable company holdings also did quite well. The entire sector benefited from continued investments in the cable industry by telephone companies and Microsoft. Additionally, companies such as EchoStar continued to thrive by growing their subscriber base and expanding distribution channels. The company also tendered for - meaning it bought back - some of the fund's EchoStar holdings at a significant profit to the fund.

Q. DESPITE THE STRONG BACKDROP, THERE MUST HAVE BEEN SOME
DISAPPOINTMENTS . . .

A. That's true, but they were relatively limited. The most disappointing of the fund's holdings was Iridium, which performed poorly when the company failed to meet subscriber growth targets. That disappointing news ultimately translated into a loss of confidence in the company's services.

Q. WHAT'S YOUR OUTLOOK?

A. A large amount of new high-yield bonds coming to market at the end of the period may cause the market to move sideways for a bit. But in my view, high-yield bonds represent good value, more than compensating investors for their risk. At the end of April, high-yield bonds offered yields almost double those of comparable-maturity Treasury securities. To the extent that investors recognize the attractive value they offer, and if the economy remains strong, I believe that high-yield bonds could continue to do well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a combination of
a high level of income and
potential for capital gains

START DATE: January 5, 1987

SIZE: as of April 30, 1999,
more than $4.4 billion

MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980

MARGARET EAGLE ON THE RATE
OF DEFAULTS IN THE
HIGH-YIELD MARKET:

"There's been some media
attention paid recently to the fact
that the default rate - which
measures the percentage of
high-yield companies that fail to
make timely payments of interest
and principal or meet some other
provision of a bond indenture - is
on the rise. While it's true that the
default rate had doubled to about
3.8% at the end of the period from
its mid-1998 low, it continued to
hover around its historic norm.
"While I think it's important to
monitor the default rate, I don't
believe it's all that troubling right
now given the U.S. economy's
continued strength. If the economy
weakens and the default rate moves
higher, I'll be much more concerned.
I think it's also important to point
out that the defaults we've seen
recently are mainly due to
company-specific failures, not due
to some industry-wide or
market-wide problem. That's why I
believe that careful security
analysis and selection can
mitigate the slightly increased
rate of defaults."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS  6 MONTHS AGO

NTL, Inc.                       3.7                      3.1

Adelphia Communications Corp.   3.3                      3.7

Nextel Communications, Inc.     2.7                      3.1

CSC Holdings, Inc.              2.5                      2.0

EchoStar DBS Corp.              2.1                      0.8

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

UTILITIES                       35.0                     31.4

MEDIA & LEISURE                 33.4                     30.6

BASIC INDUSTRIES                3.6                      3.5

RETAIL & WHOLESALE              3.5                      5.2

TECHNOLOGY                      3.1                      6.8

QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      0.0                      0.0

Baa                             0.2                      0.0

Ba                              9.1                      9.3

B                               43.2                     41.1

Caa, Ca, C                      13.0                     14.4

Not Rated                       10.6                     11.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1999 AND OCTOBER 31, 1998 ACCOUNT FOR 10.6% AND 11.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999*

Nonconvertible
bonds  74.9%
Convertible bonds,
preferred stocks 15.0%
Common stocks 3.7%
Short-term
investments 5.0%
Other investments 1.4%
*FOREIGN
INVESTMENTS 9.8%

Row: 1, Col: 1, Value: 74.90000000000001
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 1.4

AS OF OCTOBER 31, 1998**

Nonconvertible
bonds  74.7%
Convertible bonds,
preferred stocks 13.4%
Common stocks 6.3%
Short-term
investments 4.5%
Other investments 1.1%
**FOREIGN
INVESTMENTS  9.9%

Row: 1, Col: 1, Value: 74.7
Row: 1, Col: 2, Value: 13.4
Row: 1, Col: 3, Value: 6.3
Row: 1, Col: 4, Value: 4.5
Row: 1, Col: 5, Value: 1.1



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 75.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.3%

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Rockefeller Center                -         $ 4,500                              $ 3,690
Properties, Inc. 0% 12/31/00

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Total Renal Care Holdings,        B1         13,060                               10,579
Inc. 7% 5/15/09 (d)

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          110                                  110
0% 12/15/05 (c)(d)

TOTAL CONVERTIBLE BONDS                                                           14,379

NONCONVERTIBLE BONDS - 74.7%

BASIC INDUSTRIES - 3.4%

CHEMICALS & PLASTICS - 0.6%

Huntsman Corp.:

9.5% 7/1/07 (d)                   B+         9,210                                9,072

9.5% 7/1/07 (d)                   -          16,270                               16,026

Pioneer Americas Acquisition      B2         500                                  425
Corp. 9.25% 6/15/07

Sterling Chemicals, Inc.          B3         290                                  276
11.75% 8/15/06

                                                                                  25,799

PACKAGING & CONTAINERS - 1.1%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       17,510                               16,722

9.75% 6/15/07                     Caa1       6,340                                6,166

9.875% 2/15/08                    Caa2       21,985                               19,457

Packaging Corp. of America        B3         6,090                                6,273
9.625% 4/1/09 (d)

                                                                                  48,618

PAPER & FOREST PRODUCTS - 1.7%

APP Finance II Mauritius Ltd.:

12% 2/15/04                       B3         9,800                                5,121

12% 3/15/04                       B3         10,090                               5,272

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2        $ 8,490                              $ 8,978

11.25% 5/1/04                     B2         4,550                                4,800

10.75% 5/1/02                     B2         3,240                                3,459

Florida Coast Paper Co.           Ca         35,780                               16,459
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03 (g)

Repap New Brunswick, Inc.         Caa1       14,040                               11,372
yankee 10.625% 4/15/05

Stone Container Corp. 12.58%      B2         18,740                               20,427
8/1/16 (e)

                                                                                  75,888

TOTAL BASIC INDUSTRIES                                                            150,305

CONSTRUCTION & REAL ESTATE -
0.6%

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

Ocwen Asset Investment Corp.      -          31,800                               27,666
11.5% 7/1/05

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Blue Bird Body Co. 10.75%         B2         5,760                                6,120
11/15/06

Federal-Mogul Corp. 7.5%          Ba2        21,090                               20,550
1/15/09 (d)

                                                                                  26,670

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10%             -          11,880                               11,642
12/18/08 pay-in-kind (f)

Sealy Mattress Co.:

0% 12/15/07 (c)                   B3         5,230                                3,400

9.875% 12/15/07                   B3         5,550                                5,578

Simmons Co. 10.25% 3/15/09 (d)    B3         2,370                                2,477

                                                                                  23,097

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.4%

WestPoint Stevens, Inc.           Ba3       $ 10,705                             $ 10,946
7.875% 6/15/08

Worldtex, Inc. 9.625% 12/15/07    B1         5,020                                4,367

                                                                                  15,313

TOTAL DURABLES                                                                    65,080

ENERGY - 2.0%

COAL - 0.3%

P&L Coal Holdings Corp.           B2         15,310                               15,884
9.625% 5/15/08

ENERGY SERVICES - 0.4%

R&B Falcon Corp.:

9.5% 12/15/08 (d)                 Ba3        10,060                               9,456

12.25% 3/15/06 (d)                Ba3        7,940                                8,297

                                                                                  17,753

OIL & GAS - 1.3%

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         2,580                                2,232

8.5% 3/15/12                      B3         1,340                                1,072

9.125% 4/15/06                    B3         2,320                                2,018

9.625% 5/1/05                     B3         17,510                               15,934

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2         9,000                                8,730

9.25% 4/1/07                      B2         830                                  838

Flores & Rucks, Inc. 9.75%        B1         3,680                                3,873
10/1/06

Ocean Energy, Inc.:

7.875% 8/1/03                     Ba1        1,940                                1,940

8.375% 7/1/08                     B1         5,280                                5,174

8.625% 8/1/05                     Ba3        4,310                                4,310

8.875% 7/15/07                    B1         760                                  775

10.375% 10/15/05                  B2         590                                  633

Seven Seas Petroleum, Inc.        Caa1       6,780                                3,526
12.5% 5/15/05

Snyder Oil Corp. 8.75% 6/15/07    B2         4,090                                4,131

Vintage Petroleum, Inc. 9%        B1         1,620                                1,636
12/15/05

                                                                                  56,822

TOTAL ENERGY                                                                      90,459

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 2.8%

CREDIT & OTHER FINANCE - 2.7%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 3,490                              $ 2,914

10% 3/15/04                       Caa3       1,510                                1,261

ContiFinancial Corp.:

7.5% 3/15/02                      B3         5,950                                4,760

8.125% 4/1/08                     B3         27,830                               20,873

8.375% 8/15/03                    B3         13,680                               10,944

Denbury Management, Inc. 9%       B3         7,910                                7,040
3/1/08

Digital Television Services       B3         12,450                               13,944
LLC/ DTS Capital, Inc. 12.5%
8/1/07

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,700                                9,774

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        4,610                                3,550

7.6% 8/1/07                       Ba1        2,990                                2,123

7.875% 8/1/03                     Ba1        8,890                                6,579

Ocwen Capital Trust 10.875%       B2         4,780                                3,681
8/1/27

RBF Finance Co.:

11% 3/15/06 (d)                   Ba3        6,050                                6,322

11.375% 3/15/09 (d)               Ba3        6,050                                6,383

Stone Container Finance Co.       B2         8,330                                9,080
11.5% 8/15/06 (d)

Transwestern Pub Co.              B2         3,475                                3,631
LP/Township Capital 9.625%
11/15/07

Winstar Equipment II Corp.        -          5,450                                5,614
12.5% 3/15/04

                                                                                  118,473

INSURANCE - 0.1%

ITT Corp. 6.75% 11/15/03          Ba1        4,240                                4,109

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (d)      -          22                                   22

TOTAL FINANCE                                                                     122,604

HEALTH - 2.0%

DRUGS & PHARMACEUTICALS - 0.6%

Global Health Sciences, Inc.      Caa1       37,460                               24,349
11% 5/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Graham-Field Health Products,     Caa1      $ 14,270                             $ 8,847
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 1.2%

Everest Healthcare Services,      B3         3,740                                3,796
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       9,470                                7,884
4/15/08

Harborside Healthcare Corp.       B3         24,000                               10,320
0% 8/1/08 (c)

Oxford Health Plans, Inc. 11%     Caa1       24,720                               25,338
5/15/05 (d)

Tenet Healthcare Corp.:

8.125% 12/1/08 (d)                Ba3        4,900                                4,827

8.625% 1/15/07                    Ba3        1,270                                1,280

                                                                                  53,445

TOTAL HEALTH                                                                      86,641

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.4%

L-3 Communications Corp.:

8% 8/1/08                         B2         10,600                               10,786

10.375% 5/1/07                    B2         2,600                                2,867

Omnipoint Corp.:

Series A, 11.625% 8/15/06         B3         5,090                                4,734

11.625% 8/15/06                   B3         1,680                                1,562

                                                                                  19,949

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

Bucyrus International, Inc.       B1         530                                  511
9.75% 9/15/07

TOTAL INDUSTRIAL MACHINERY &                                                      20,460
EQUIPMENT

MEDIA & LEISURE - 25.2%

BROADCASTING - 18.8%

ACME Television LLC/ACME          B3         11,102                               9,603
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

7.75% 1/15/09 (d)                 B1         33,030                               32,700

8.375% 2/1/08                     B1         15,640                               15,914

9.25% 10/1/02                     B1         20,200                               21,059

9.875% 3/1/07                     B1         36,755                               40,247

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       B3        $ 11,280                             $ 8,009
Inc. 0% 12/15/04 (c)

Avalon Cable Michigan,            B3         3,830                                4,060
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08 (d)

Benedek Communications Corp.      B3         12,680                               10,271
0% 5/15/06 (c)

Bresnan Communications Group
LLC/Bresnan Capital Corp.:

0% 2/1/09 (c)(d)                  B2         7,500                                5,119

8% 2/1/09 (d)                     B2         2,400                                2,442

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (c)                     B3         9,910                                8,473

9.25% 7/1/07                      B2         4,570                                4,838

Century Communications Corp.:

Series B, 0% 1/15/08              Ba3        20,600                               9,785

8.375% 12/15/07                   Ba3        620                                  639

8.75% 10/1/07                     Ba3        2,250                                2,351

9.5% 3/1/05                       Ba3        1,770                                1,898

Chancellor Media Corp.:

8% 11/1/08 (d)                    Ba2        31,890                               32,847

8.125% 12/15/07                   B1         9,935                                10,034

9% 10/1/08                        B1         27,475                               29,295

Charter Communications            B2         12,210                               12,454
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09
(d)

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3         6,800                                7,327

10.25% 7/1/07                     B3         14,040                               15,532

Classic Cable, Inc. 9.875%        B3         3,620                                3,873
8/1/08 (d)

Classic Communications, Inc.      Caa1       9,500                                6,460
0% 8/1/09 unit (c)(d)

Comcast UK Cable Partners         B2         7,370                                6,817
Ltd. 0% 11/15/07 (c)

CSC Holdings, Inc. 7.625%         Ba2        20,970                               20,892
7/15/18

Diamond Cable Communications      B3         22,410                               20,169
PLC yankee 0% 12/15/05 (c)

EchoStar DBS Corp. 9.375%         B2         90,160                               94,202
2/1/09 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Emmis Broadcasting                B2        $ 8,140                              $ 8,109
Communications Corp. 8.125%
3/15/09 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (c)                    B2         36,175                               25,865

8.375% 4/15/10                    B2         12,500                               12,688

FrontierVision Holdings           Caa1       29,290                               25,775
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

FrontierVision Holdings           Caa1       17,220                               15,154
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(c)(d)

Golden Sky DBS, Inc. 0%           Caa1       18,240                               10,898
3/1/07 (c)(d)

Intermedia Capital Partners       B2         3,868                                4,361
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         43,087                               39,209
0% 2/1/06 (c)

Iridium Operating LLC/Iridium     B3         16,740                               5,357
Capital Corp. 10.875% 7/15/05

Lenfest Communications, Inc.:

8.25% 2/15/08                     B2         3,440                                3,578

8.375% 11/1/05                    Ba3        1,830                                1,949

10.5% 6/15/06                     B2         820                                  947

LIN Holdings Corp. 0% 3/1/08      B3         17,190                               11,947
(c)

NTL, Inc.:

0% 4/1/08 (c)                     B3         35,870                               25,199

0% 10/1/08 (c)(d)                 B3         30,780                               21,546

10% 2/15/07                       B3         28,600                               30,745

11.5% 10/1/08 (d)                 B3         35,980                               41,017

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         640                                  664

9.75% 12/1/06                     B3         2,100                                2,184

Renaissance Media Group           B3         24,570                               17,322
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (c)

Satelites Mexicanos SA de CV:

8.75% 6/30/04 (d)(e)              B1         13,560                               12,882

10.125% 11/1/04                   B3         34,710                               29,851

Telewest PLC:

yankee 9.625% 10/1/06             B1         9,260                                9,746

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC: - continued

0% 10/1/07 (c)                    B1        $ 29,550                             $ 26,300

United International              B3         9,490                                6,429
Holdings, Inc. 0% 2/15/08 (c)

                                                                                  827,032

ENTERTAINMENT - 2.5%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         19,370                               19,031

9.5% 2/1/11 (d)                   B3         4,310                                4,213

Cinemark USA, Inc. 8.5% 8/1/08    B2         10,960                               10,946

IMAX Corp. 7.875% 12/1/05         Ba2        5,120                                5,094

Livent, Inc. 9.375% 10/15/04      B1         11,100                               4,995

Mohegan Tribal Gaming             Ba3        7,020                                7,248
Authority 8.75% 1/1/09 (d)

Premier Parks, Inc.:

0% 4/1/08 (c)                     B3         28,340                               20,157

9.25% 4/1/06                      B3         22,070                               23,091

Waterford Gaming                  B1         13,510                               13,915
LLC/Waterford Gaming Finance
Corp. 9.5% 3/15/10 (d)

                                                                                  108,690

LODGING & GAMING - 2.9%

Circus Circus Enterprises,
Inc.:

6.7% 11/15/96                     Baa3       4,300                                4,107

7% 11/15/36                       Baa3       4,330                                3,940

7.625% 7/15/13                    Ba2        5,920                                5,565

9.25% 12/1/05                     Ba2        5,180                                5,426

Florida Panthers Holdings,        B2         10,020                               10,070
Inc. 9.875% 4/15/09 (d)

HMH Properties, Inc. 8.45%        Ba2        11,590                               11,590
12/1/08

ITT Corp.:

6.75% 11/15/05                    Ba1        6,420                                5,987

7.375% 11/15/15                   Ba1        11,015                               10,061

KSL Recreation Group, Inc.        B3         11,080                               11,412
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3         24,120                               21,949
10/1/07

Station Casinos, Inc. 8.875%      B2         15,820                               16,334
12/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Sun International Hotels
Ltd./Sun International North
America, Inc.:

yankee 9% 3/15/07                 Ba3       $ 2,800                              $ 2,912

8.625% 12/15/07                   Ba3        17,690                               18,221

                                                                                  127,574

PUBLISHING - 0.4%

Sun Media Corp.:

9.5% 5/15/07                      B1         615                                  670

yankee 9.5% 2/15/07               B1         1,437                                1,566

Transwestern Holding LP/TWP       B3         1,870                                1,346
Capital Corp. 0% 11/15/08 (c)

World Color Press, Inc.           B1         16,330                               16,493
8.375% 11/15/08

                                                                                  20,075

RESTAURANTS - 0.6%

Host Marriott Travel Plazas,      Ba3        13,430                               14,034
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         13,570                               13,163
7/15/08

                                                                                  27,197

TOTAL MEDIA & LEISURE                                                             1,110,568

NONDURABLES - 2.0%

FOODS - 0.9%

Aurora Foods, Inc. 8.75%          B1         6,470                                6,761
7/1/08

Del Monte Corp. 12.25% 4/15/07    B3         7,225                                8,453

Del Monte Foods Co. 0%            Caa2       19,104                               14,567
12/15/07 (c)

Gorges/Quik-To-Fix Foods,         Caa1       18,290                               8,231
Inc. 11.5% 12/1/06

                                                                                  38,012

HOUSEHOLD PRODUCTS - 1.1%

AKI Holding Corp. 0% 7/1/09       Caa1       17,080                               6,832
(c)

AKI, Inc. 10.5% 7/1/08            B2         13,150                               12,953

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3        $ 23,065                             $ 22,142

9% 11/1/06                        B2         7,470                                7,563

                                                                                  49,490

TOTAL NONDURABLES                                                                 87,502

RETAIL & WHOLESALE - 3.3%

GENERAL MERCHANDISE STORES -
0.1%

K mart Corp. 7.95% 2/1/23         Ba1        5,170                                5,299

GROCERY STORES - 2.8%

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         6,420                                6,227

10.5% 12/1/04                     B3         3,580                                3,508

Jitney-Jungle Stores America,     B3         52,089                               48,443
Inc. 10.375% 9/15/07

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,220                                6,407

11.625% 6/15/02                   Caa2       29,855                               30,751

12.625% 6/15/02                   Caa2       10,220                               10,527

Smiths Food & Drug Centers,
Inc. 1994 Pass Through Trust:

8.64% 7/2/12                      BB+        5,000                                5,281

9.2% 7/2/18                       BB+        3,700                                4,033

Star Market Co., Inc. 13%         B3         8,490                                9,275
11/1/04

                                                                                  124,452

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

U.S. Office Products Co.          B3         21,485                               14,717
9.75% 6/15/08

TOTAL RETAIL & WHOLESALE                                                          144,468

SERVICES - 1.8%

ADVERTISING - 0.2%

Ackerly Group, Inc. 9% 1/15/09    B2         7,440                                7,663

LEASING & RENTAL - 0.3%

Anthony Crane Rentals             B3         8,210                                8,333
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

LEASING & RENTAL - CONTINUED

AP Holdings, Inc. 0% 3/15/08      Caa2      $ 2,360                              $ 1,310
(c)

Apcoa, Inc. 9.25% 3/15/08         Caa1       3,520                                3,274

                                                                                  12,917

PRINTING - 0.4%

Sullivan Graphics, Inc.           Caa1       15,420                               16,230
12.75% 8/1/05

SERVICES - 0.9%

Iron Mountain, Inc. 8.75%         B2         10,990                               11,265
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       7,330                                4,838

SITEL Corp. 9.25% 3/15/06         B2         10,070                               9,567

Spin Cycle, Inc. 0% 5/1/05 (c)    -          18,880                               6,986

Young American Corp. 11.625%      Caa1       15,920                               8,597
2/15/06

                                                                                  41,253

TOTAL SERVICES                                                                    78,063

TECHNOLOGY - 2.7%

COMPUTER SERVICES & SOFTWARE
- 1.5%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2       20,610                               14,891

Concentric Network Corp.          -          27,280                               30,690
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3         26,350                               659

DecisionOne Holdings Corp. 0%     Caa1       10,835                               27
8/1/08 unit (c)

Federal Data Corp. 10.125%        B3         4,270                                4,206
8/1/05

Splitrock Services, Inc.          -          16,000                               16,240
11.75% 7/15/08

                                                                                  66,713

ELECTRONIC INSTRUMENTS - 1.0%

Fisher Scientific                 B3         21,815                               22,088
International, Inc. 9% 2/1/08

Telecommunications Techniques     B3         23,655                               23,892
Co. LLC 9.75% 5/15/08

                                                                                  45,980

ELECTRONICS - 0.2%

Stellex Industries, Inc. 9.5%     B3         9,750                                8,775
11/1/07

TOTAL TECHNOLOGY                                                                  121,468

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.7%

Atlas Air, Inc. 9.375%            B3        $ 9,410                              $ 9,410
11/15/06

Kitty Hawk, Inc. 9.95%            B1         21,380                               21,701
11/15/04

                                                                                  31,111

RAILROADS - 0.3%

TFM SA de CV:

0% 6/15/09 (c)                    B2         9,380                                6,003

10.25% 6/15/07                    B2         4,610                                4,333

                                                                                  10,336

SHIPPING - 0.1%

International Shipholding         Ba3        5,810                                5,607
Corp. 7.75% 10/15/07

TOTAL TRANSPORTATION                                                              47,054

UTILITIES - 25.9%

CELLULAR - 6.2%

Clearnet Communications, Inc.     B3         8,940                                5,655
0% 5/1/09 (c)

ESAT Holdings Ltd. 0% 2/1/07      Caa1       15,520                               11,485
(c)

Intercel, Inc. 0% 2/1/06 (c)      B2         4,250                                3,554

McCaw International Ltd. 0%       Caa1       41,840                               27,614
4/15/07 (c)

Millicom International            Caa1       55,010                               42,633
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 9/15/07 (c)                    B2         15,301                               11,935

0% 2/15/08 (c)                    B2         6,350                                4,810

9.75% 8/15/04                     B2         9,810                                10,190

12% 11/1/08 (d)                   B2         22,320                               26,338

Nextel International, Inc. 0%     Caa1       1,730                                973
4/15/08 (c)

Orbital Imaging Corp.:

11.625% 3/1/05                    -          35,250                               33,664

11.625% 3/1/05 (d)                -          5,910                                5,644

Rogers Cantel, Inc. 8.8%          B2         7,220                                7,617
10/1/07

Rogers Communications, Inc.       B2         16,400                               17,138
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3         38,320                               21,555
(c)(d)

Teligent, Inc.:

0% 3/1/08 (c)                     Caa1       2,900                                1,682

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Teligent, Inc.: - continued

11.5% 12/1/07                     Caa1      $ 27,410                             $ 27,410

Triton PCS, Inc. 0% 5/1/08 (c)    Caa1       19,720                               12,473

                                                                                  272,370

ELECTRIC UTILITY - 1.1%

CMS Energy Corp. 6.75%            Ba3        12,240                               11,995
1/15/04 (d)

Niagara Mohawk Power Corp.:

0% 7/1/10 (c)                     Ba2        36,610                               28,007

7.625% 10/1/05                    Ba2        8,360                                8,615

                                                                                  48,617

TELEPHONE SERVICES - 18.6%

Allegiance Telecom, Inc.:

0% 2/15/08 (c)                    -          3,440                                2,288

12.875% 5/15/08                   -          19,580                               22,174

Covad Communications Group,       B3         28,270                               16,679
Inc. 0% 3/15/08 (c)

DTI Holdings, Inc. 0% 3/1/08      -          25,790                               10,058
(c)

e.spire Communications, Inc.:

0% 11/1/05 (c)                    -          6,855                                5,141

0% 4/1/06 (c)                     -          14,790                               10,205

13.75% 7/15/07                    -          15,200                               14,744

ESAT Telecom Group PLC 0%         Caa1       7,530                                5,572
2/1/07 (c)

Firstworld Communications,        -          19,020                               9,700
Inc. 0% 4/15/08 (c)

Global Crossing Holdings Ltd.     B1         31,640                               35,200
9.625% 5/15/08

GST Network Funding, Inc. 0%      -          35,110                               21,505
5/1/08 (c)(d)

GST Equipment Funding, Inc.       -          13,760                               15,136
13.25% 5/1/07

GST Telecommunications, Inc.      -          26,920                               29,208
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (c)     -          24,990                               20,742

Hermes Europe Railtel BV          B3         18,200                               19,838
11.5% 8/15/07

ICG Services, Inc.:

0% 2/15/08 (c)                    -          95,400                               59,864

0% 5/1/08 (c)                     -          6,390                                3,914

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2         2,490                                2,478

8.6% 6/1/08                       B2         11,320                               11,320

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,
Inc.: - continued

8.875% 11/1/07                    B2        $ 2,070                              $ 2,091

9.5% 3/1/09 (d)                   B2         11,250                               11,700

KMC Telecom Holdings, Inc. 0%     -          28,410                               15,910
2/15/08 (c)

Level 3 Communications, Inc.      B3         41,000                               41,820
9.125% 5/1/08

Logix Communications              -          17,455                               17,106
Enterprises, Inc. 12.25%
6/15/08

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B2         7,210                                5,804

8.375% 3/15/08                    B2         5,140                                5,153

9.25% 7/15/07                     B2         12,240                               12,760

9.5% 11/1/08                      B2         13,730                               14,691

Metromedia Fiber Network,         B2         8,260                                8,921
Inc. 10% 11/15/08 (d)

MetroNet Communications Corp.:

0% 11/1/07 (c)                    B3         11,190                               9,036

0% 6/15/08 (c)                    B3         37,320                               29,016

10.625% 11/1/08 (d)               B3         14,780                               17,330

MGC Communications, Inc. 13%      Caa2       5,340                                4,966
10/1/04

Netia Holdings BV 10.25%          B3         32,125                               30,519
11/1/07

NEXTLINK Communications LLC       B3         28,040                               30,914
12.5% 4/15/06

Pathnet, Inc. 12.25% 4/15/08      -          10,610                               5,942

Qwest Communications
International, Inc.:

0% 10/15/07 (c)                   Ba1        25,620                               20,304

7.25% 11/1/08 (d)                 Ba1        8,330                                8,559

7.5% 11/1/08                      Ba1        12,520                               13,083

10.875% 4/1/07                    Ba1        8,945                                10,264

Rhythms NetConnections, Inc.:

0% 5/15/08 (c)                    -          16,270                               9,193

12.75% 4/15/09 (d)                -          16,860                               16,776

RSL Communications Ltd./RSL       B2         14,575                               15,850
Communications PLC 12.25%
11/15/06

Telegroup, Inc. 0% 11/1/04 (c)    -          5,820                                1,921

TeleWest Communications PLC       B1         5,360                                6,177
11.25% 11/1/08 (d)

Transtel Pass Through Trust       B2         12,030                               5,323
12.5% 11/1/07 (d)

Versatel Telecom BV 13.25%        -          7,060                                7,625
5/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc.:

0% 4/15/08 (c)                    Caa1      $ 24,860                             $ 16,035

11.25% 4/15/08                    Caa1       32,660                               33,803

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       2,560                                2,202

0% 10/15/05 (c)                   Caa1       2,030                                2,741

0% 3/15/08 (c)                    CCC        29,240                               24,854

10% 3/15/08                       CCC        33,310                               28,980

Winstar Equipment Corp. 12.5%     B3         16,020                               16,501
3/15/04

                                                                                  819,636

TOTAL UTILITIES                                                                   1,140,623

TOTAL NONCONVERTIBLE BONDS                                                        3,292,961

TOTAL CORPORATE BONDS                                                 3,307,340
(Cost $3,365,185)

ASSET-BACKED SECURITIES - 0.4%



Airplanes Pass Through Trust      Ba2        18,415                               18,047
10.875% 3/15/19 (Cost
$19,398)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bardell Associates Note Trust     -          1,660                                1,764
12.5%, 11/1/08 (f)

First Chicago/Lennar Trust I      -          10,700                               7,905
Series 1997-CHL1 Class E,
8.0531% 4/1/39 (e)

Resolution Trust Corp. Series     Ba3        3,636                                2,945
1991 M2 Class A3, 7.2498%
9/25/20 (e)

Structured Asset Securities
Corp.:

Series 1995-C1 Class F,           -          2,500                                1,958
7.375% 9/25/24 (d)

Series 1995-C1 Class E,           BB         4,000                                3,743
7.375% 9/25/24 (d)

Series 1996-CFL Class G,          B          9,260                                8,301
7.75% 2/25/28 (d)

TOTAL COMMERCIAL MORTGAGE                                                         26,616
SECURITIES
(Cost $24,993)


COMMON STOCKS - 6.3%

                                 SHARES              VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive             15,350             $ 230
LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)

Trivest 1992 Special Fund         3                   348
Ltd. (a)(h)

                                                      578

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd.     2,010               1
warrants 10/15/03 (a)

Gaylord Container Corp. Class     512,500             4,292
A (a)

                                                      4,293

TOTAL BASIC INDUSTRIES                                4,871

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Capital Pacific Holdings,         24,095              8
Inc. warrants 5/1/02 (a)(d)

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Ocwen Asset Investment Corp.      164,450             791

TOTAL CONSTRUCTION & REAL                             799
ESTATE

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       42,253              1,056
Class B

ENERGY - 0.1%

OIL & GAS - 0.1%

Pioneer Natural Resources Co.     75,769              886

Plains Resources, Inc. (a)        70,500              1,203

                                                      2,089

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

AMRESCO, Inc.                     118,000             767

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (a)(d)               900                $ 81

TOTAL FINANCE                                         848

HEALTH - 0.1%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

XRC Corp. (a)                     84,961              1

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)     180,000             3,589

TOTAL HEALTH                                          3,590

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. Class A (a)           67,040              306

POLLUTION CONTROL - 0.3%

Allied Waste Industries, Inc.     757,000             13,389
(a)

TOTAL INDUSTRIAL MACHINERY &                          13,695
EQUIPMENT

MEDIA & LEISURE - 2.6%

BROADCASTING - 2.3%

Adelphia Communications Corp.     156,800             10,702
Class A (a)

Cablevision Systems Corp.         52,700              4,078
Class A (a)

CS Wireless Systems, Inc.         439                 0
(a)(d)

EchoStar Communications Corp.     492,537             49,408
Class A (a)

MediaOne Group, Inc.              250,000             20,391

NTL, Inc. (a)                     100,000             7,625

NTL, Inc. warrants 12/31/08       53,424              2,671
(a)

Pegasus Communications Corp.      6,509               7,632
unit (a)

UIH Australia/Pacific, Inc.       19,690              20
warrants 5/15/06 (a)

                                                      102,527

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                  125,200             9

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I        1,460               0
warrants 11/14/99 (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.3%

Station Casinos, Inc. (a)         244,800            $ 4,024

Sunterra Corp. (a)                580,100             6,236

                                                      10,260

TOTAL MEDIA & LEISURE                                 112,796

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Meyer (Fred), Inc. (a)            29,700              1,608

SERVICES - 0.0%

Spin Cycle, Inc. warrants         18,880              0
5/1/05 (a)(d)

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp. (a)      76,300              6,371

Concentric Network Corp.          8,680               2,673
warrants 12/15/07 (a)(d)

Splitrock Services, Inc.          7,500               638
warrants 7/15/08 (a)

                                                      9,682

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A      5,520               0
warrants 12/15/00 (a)

UTILITIES - 2.8%

CELLULAR - 0.2%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        19,560              147
 .47) (a)

warrants 1/15/07 (CV ratio        18,480              176
 .6) (a)

McCaw International Ltd.          66,290              166
warrants 4/15/07 (a)(d)

Microcell Telecommunications,     183,560             3,053
Inc. warrants 6/1/06 (a)(d)

Nextel Communications, Inc.       125,087             5,121
Class A (a)

Orbital Imaging Corp.             28,510              855
warrants 3/1/05 (a)(d)

Powertel, Inc. warrants           85,408              363
2/1/06 (a)

                                                      9,881

ELECTRIC UTILITY - 0.0%

Niagara Mohawk Holdings, Inc.     93,300              1,248
(a)

GAS - 0.1%

Ocean Energy, Inc. (a)            211,410             1,969

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.5%

Covad Communications Group,       32,410             $ 41,874
Inc. warrants 3/15/08 (a)(d)

DTI Holdings, Inc. warrants       136,150             1
3/1/08 (a)(d)

e.spire Communications, Inc.      206,400             2,580
(a)

Firstworld Communications,        19,020              951
Inc. warrants 4/15/08 (a)(d)

GST Telecommunications, Inc.      425,000             5,206
(a)

ICG Communications, Inc. (a)      252,500             5,571

Intermedia Communications,        102,200             3,290
Inc. (a)

Intermedia Communications,        2,500               310
Inc. warrants 6/1/00 (a)

KMC Telecom Holdings, Inc.        37,830              95
warrants 4/15/08 (a)(d)

MCI WorldCom, Inc. (a)            125,300             10,298

McLeodUSA, Inc. Class A (a)       260,000             14,576

MGC Communications, Inc.          5,340               828
warrants 10/1/04 (a)(d)

Pathnet, Inc. warrants            10,610              106
4/15/08 (a)(d)

Rhythms NetConnections, Inc.      57,520              12,916
warrants 5/15/08 (a)(d)

RSL Communications Ltd./RSL       25,710              3,394
Communications PLC warrants
11/15/06 (a)(d)

Source Media, Inc. warrants       48,052              565
11/1/07 (a)(d)

TeleWest Communications PLC       75,000              3,488
sponsored ADR (a)

Versatel Telecom BV warrants      7,060               494
5/15/08 (a)(d)

WinStar Communications, Inc.      100,000             4,863
(a)

                                                      111,406

TOTAL UTILITIES                                       124,504

TOTAL COMMON STOCKS                                   275,538
(Cost $124,619)

PREFERRED STOCKS - 13.1%



CONVERTIBLE PREFERRED STOCKS
- 0.8%

MEDIA & LEISURE - 0.2%

LODGING & GAMING - 0.2%

Host Marriott Financial Trust     146,600             6,698
$3.375 QUIPS

Station Casinos, Inc. $3.50       7,600               429

                                                      7,127

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

UTILITIES - 0.6%

TELEPHONE SERVICES - 0.6%

IXC Communications, Inc.          179,000            $ 6,914
$3.375 (d)

NEXTLINK Communications, Inc.     240,000             21,360
$3.25 (d)

                                                      28,274

TOTAL CONVERTIBLE PREFERRED                           35,401
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 12.3%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America        32,780              3,409
$12.375 pay-in-kind (d)

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

California Federal Preferred      533,897             13,881
Capital Corp. $2.28

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd.        33,881              62
Series 1

FINANCE - 0.3%

INSURANCE - 0.3%

American Annuity Group            10,340              10,828
Capital Trust II 8.875%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fresenius Medical Care            9,847               10,347
Capital Trust 9%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     182                 284

MEDIA & LEISURE - 5.4%

BROADCASTING - 4.5%

Adelphia Communications Corp.     228,536             26,167
$13.00

Benedek Communications Corp.      11,712              8,784
11.5% pay-in-kind

Citadel Broadcasting Co.          115,033             13,890
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               548,732             63,927

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CSC Holdings, Inc.: - continued

Series H, 11.75% pay-in-kind      175,393            $ 20,346

Granite Broadcasting Corp.        27,007              27,817
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind         32,251              36,524

Pegasus Communications Corp.      1,322               1,471
12.75% pay-in-kind

                                                      198,926

PUBLISHING - 0.9%

PRIMEDIA, Inc.:

$9.20                             76,000              7,638

8.625%                            6,185               597

Series D, $10.00                  309,863             32,574

                                                      40,809

TOTAL MEDIA & LEISURE                                 239,735

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Supermarkets General Holdings     116,319             4,217
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.          7,366               7,918
13.5% pay-in-kind

UTILITIES - 5.7%

CELLULAR - 1.4%

Nextel Communications, Inc.:

11.125% pay-in-kind               17,086              18,795

Series D, 13% pay-in-kind         38,920              44,369

                                                      63,164

TELEPHONE SERVICES - 4.3%

e.spire Communications, Inc.:

$127.50 pay-in-kind               29,023              15,382

14.75% pay-in-kind                9,948               5,869

Hyperion Telecommunication,       18,143              17,054
Inc. 12.875% pay-in-kind

ICG Holdings, Inc. 14.25%         10,695              11,230
pay-in-kind

Intermedia Communications,        56,575              60,818
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          39,548              38,955
12.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     298,749            $ 16,431
14% pay-in-kind

Source Media, Inc. 13.50%         104,953             1,889
pay-in-kind

Viatel, Inc. 10% pay-in-kind      28,848              7,097
(d)

WinStar Communications, Inc.      16,106              12,080
14.25% (a)

                                                      186,805

TOTAL UTILITIES                                       249,969

TOTAL NONCONVERTIBLE                                  540,650
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                576,051
(Cost $583,435)


PURCHASED BANK DEBT - 0.1%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (000S)

Oxford Health Plans, Inc.         B3      $ 3,000                       3,030
term loan 9.335% 5/13/03 (e)
(Cost $3,000)


CASH EQUIVALENTS - 4.5%

                           MATURITY AMOUNT (000S)

Investments in repurchase  $ 200,641                             200,559
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99
(Cost $200,559)

TOTAL INVESTMENT IN                                            $ 4,407,181
SECURITIES - 100%
(Cost $4,321,189)

SECURITY TYPE ABBREVIATIONS

QUIPS - Quarterly Income Preferred Securities

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $756,686,000 or 16.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE   ACQUISITION COST (000S)

Bardell Associates Note Trust  4/19/94            $ 1,687
12.5% 11/1/08

Sealy Corp., Inc. 10%          2/23/98 - 3/31/99  $ 11,165
12/18/08 pay-in-kind

(g) Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(h) Share amount represents number of units held.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.2%        BBB  0.2%
Ba 8.8%         BB  8.4%
B 42.8%         B  45.7%
Caa 11.4%       CCC  7.7%
Ca, C 0.4%      CC, C  0.0%
                D  0.0%

The percentage not rated by Moody's or S&P amounted to 10.6%. FMR has determined that unrated debt securities that are lower quality account for 10.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,322,387,000. Net unrealized appreciation aggregated $84,794,000, of which $338,188,000 related to appreciated investment securities and $253,394,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                  APRIL 30,
                                    1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 4,407,181
value (including repurchase
agreements of $200,559)
(cost $4,321,189) -  See
accompanying schedule

Receivable for investments                28,484
sold

Receivable for fund shares                18,651
sold

Dividends receivable                      3,539

Interest receivable                       68,235

Other receivables                         208

 TOTAL ASSETS                             4,526,298

LIABILITIES

Payable for investments        $ 18,651
purchased

Payable for fund shares         15,996
redeemed

Distributions payable           5,820

Accrued management fee          2,110

Other payables and accrued      2,511
expenses

 TOTAL LIABILITIES                        45,088

NET ASSETS                               $ 4,481,210

Net Assets consist of:

Paid in capital                          $ 4,464,377

Undistributed net investment              24,209
income

Accumulated undistributed net             (93,368)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               85,992
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 4,481,210

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)       APRIL 30,
                         1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.16
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($180,582
(divided by) 14,856 shares)

Maximum offering price per         $12.77
share (100/95.25 of $12.16)

CLASS T: NET ASSET VALUE and       $12.18
redemption price per share
($2,715,765 (divided by)
223,054 shares)

Maximum offering price per         $12.62
share (100/96.50 of $12.18)

CLASS B: NET ASSET VALUE and       $12.13
offering price per share
($1,208,523 (divided by)
99,646 shares) A

CLASS C: NET ASSET VALUE and       $12.15
offering price per share
($236,974 (divided by)
19,504 shares) A

INSTITUTIONAL CLASS: NET           $11.92
ASSET VALUE, offering price
and redemption price   per
share ($139,366 (divided by)
11,687 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED APRIL 30, 1999
                                         (UNAUDITED)

INVESTMENT INCOME                           $ 32,231
Dividends

Interest                                     169,052

 TOTAL INCOME                                201,283

EXPENSES

Management fee                   $ 11,780

Transfer agent fees               3,390

Distribution fees                 8,980

Accounting fees and expenses      450

Non-interested trustees'          7
compensation

Custodian fees and expenses       59

Registration fees                 240

Audit                             23

Legal                             74

 Total expenses before            25,003
reductions

 Expense reductions               (20)       24,983

NET INVESTMENT INCOME                        176,300

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (89,532)

 Foreign currency transactions    2          (89,530)

Change in net unrealized                     552,806
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              463,276

NET INCREASE (DECREASE) IN                  $ 639,576
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 176,300                   $ 313,431
income

 Net realized gain (loss)       (89,530)                    61,426

 Change in net unrealized       552,806                     (597,544)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     639,576                     (222,687)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (226,691)                   (282,288)
From net investment income

 From net realized gain         (44,511)                    (70,360)

 TOTAL DISTRIBUTIONS            (271,202)                   (352,648)

Share transactions - net        507,577                     1,259,000
increase (decrease)

  TOTAL INCREASE (DECREASE)     875,951                     683,665
IN NET ASSETS

NET ASSETS

 Beginning of period            3,605,259                   2,921,594

 End of period (including      $ 4,481,210                 $ 3,605,259
undistributed net investment
income of $24,209 and
$74,600, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                         $ 12.930                 $ 12.300  $ 12.010
period

Income from Investment
Operations

Net investment income D           .517                             1.111                    1.058     .163

Net realized and unrealized       1.360                            (1.603)                  .710      .267
gain (loss)

Total from investment             1.877                            (.492)                   1.768     .430
operations

Less Distributions

From net investment income        (.677)                           (1.048)                  (1.078)   (.140)

From net realized gain            (.130)                           (.300)                   (.060)    -

Total distributions               (.807)                           (1.348)                  (1.138)   (.140)

Net asset value, end of period   $ 12.160                         $ 11.090                 $ 12.930  $ 12.300

TOTAL RETURNB, C                  17.52%                           (4.55)%                  15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 181                            $ 117                    $ 44      $ 4
millions)

Ratio of expenses to average      .96% A                           1.01%                    1.15%     1.25% A, F
net assets

Ratio of expenses to average      .96% A                           1.00% G                  1.14% G   1.25% A
net assets after expense
reductions

Ratio of net investment           9.02% A                          9.03%                    8.58%     9.06% A
income to average net assets

Portfolio turnover rate           67% A                            75%                      105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998              1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.110                         $ 12.940          $ 12.310  $ 11.910  $ 11.220  $ 12.010
period

Income from Investment
Operations

Net investment income             .518 D                           1.119 D           1.086 D   1.105 D   .930 D    .848

Net realized and  unrealized      1.350                            (1.612)           .686      .364      .680      (.537)
gain (loss)

Total from  investment            1.868                            (.493)            1.772     1.469     1.610     .311
operations

Less Distributions

From net investment income        (.668)                           (1.037)           (1.082)   (1.069)   (.920)    (.851)

From net realized gain            (.130)                           (.300)            (.060)    -         -         (.250)

Total distributions               (.798)                           (1.337)           (1.142)   (1.069)   (.920)    (1.101)

Net asset value, end of period   $ 12.180                         $ 11.110          $ 12.940  $ 12.310  $ 11.910  $ 11.220

TOTAL RETURN B, C                 17.40%                           (4.54)%           15.21%    12.92%    15.05%    2.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,716                          $ 2,322           $ 2,208   $ 1,709   $ 1,200   $ 680
millions)

Ratio of expenses to average      1.05% A                          1.07%             1.09%     1.12%     1.15%     1.20%
net assets

Ratio of expenses to average      1.05% A                          1.07%             1.08% E   1.11% E   1.15%     1.20%
net assets after expense
reductions

Ratio of net investment           8.98% A                          8.91%             8.72%     9.20%     8.32%     6.92%
income to average net assets

Portfolio turnover  rate          67% A                            75%               105%      121%      112%      118%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998              1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.070                         $ 12.890          $ 12.280  $ 11.890  $ 11.210  $ 11.300
of period

Income from Investment
Operations

Net investment income             .476 D                           1.024 D           .998 D    1.017 D   .794 D    .223

Net realized and unrealized       1.349                            (1.588)           .674      .361      .721      (.118)
gain (loss)

Total from  investment            1.825                            (.564)            1.672     1.378     1.515     .105
operations

Less Distributions

From net investment income        (.635)                           (.956)            (1.002)   (.988)    (.835)    (.195)

From net  realized gain           (.130)                           (.300)            (.060)    -         -         -

Total distributions               (.765)                           (1.256)           (1.062)   (.988)    (.835)    (.195)

Net asset value, end of period   $ 12.130                         $ 11.070          $ 12.890  $ 12.280  $ 11.890  $ 11.210

TOTAL RETURN B, C                 17.04%                           (5.10)%           14.34%    12.10%    14.12%    .93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 1,208                          $ 923             $ 593     $ 344     $ 156     $ 17
(in millions)

Ratio of expenses to average      1.71% A                          1.74%             1.74%     1.79%     2.01%     2.20% A
net assets

Ratio of net invest- ment         8.30% A                          8.25%             8.04%     8.52%     7.46%     5.92% A
income to average net assets

Portfolio turnover rate           67% A                            75%               105%      121%      112%      118%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1994.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                         $ 12.970
period

Income from Investment
Operations

Net investment income  D          .467                             .988

Net realized and unrealized       1.356                            (1.639)
gain (loss)

Total from investment             1.823                            (.651)
operations

Less Distributions

From net investment income        (.633)                           (.929)

From net realized gain            (.130)                           (.300)

Total distributions               (.763)                           (1.229)

Net asset value, end of period   $ 12.150                         $ 11.090

TOTAL RETURNB, C                  16.99%                           (5.73)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 237                            $ 130
millions)

Ratio of expenses to average      1.80% A                          1.86% A
net assets

Ratio of net investment           8.16% A                          8.21% A
income to average net assets

Portfolio turnover rate           67% A                            75%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996      1995 E



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.900                         $ 12.710                 $ 12.120  $ 11.760  $ 11.560
of period

Income from Investment
Operations

Net investment income D           .518                             1.123                    1.094     1.070     .390

Net realized and unrealized       1.315                            (1.562)                  .671      .368      .193
gain (loss)

Total from investment             1.833                            (.439)                   1.765     1.438     .583
operations

Less Distributions

From net investment income        (.683)                           (1.071)                  (1.115)   (1.078)   (.383)

From net realized gain            (.130)                           (.300)                   (.060)    -         -

Total distributions               (.813)                           (1.371)                  (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 11.920                         $ 10.900                 $ 12.710  $ 12.120  $ 11.760

TOTAL RETURNB, C                  17.42%                           (4.21)%                  15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 139                            $ 113                    $ 76      $ 38      $ 0.1
(in millions)

Ratio of expenses to average      .82% A                           .83%                     .85%      1.10%     .70% A
net assets

Ratio of expenses to average      .82% A                           .83%                     .85%      1.05% F   .70% A
net assets after expense
reductions

Ratio of net investment           9.17% A                          9.12%                    8.96%     9.26%     8.77% A
income to average  net assets

Portfolio turnover rate           67% A                            75%                      105%      121%      112%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
Disposal of these securities may involve time-consuming negotiations and expense, and

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $13,406,000 or 0.3% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,030,000 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,566,959,000 and $1,285,906,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 107,000    $ 1,000

CLASS T    3,158,000    67,000

CLASS B    4,801,000    3,479,000

CLASS C    914,000      805,000

          $ 8,980,000  $ 4,352,000

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 434,000    $ 164,000

CLASS T    966,000      457,000

CLASS B    1,516,000    1,516,000*

CLASS C    90,000       90,000*

          $ 3,006,000  $ 2,227,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 127,000    .18 *

CLASS T                 2,079,000   .17 *

CLASS B                 913,000     .17 *

CLASS C                 144,000     .16 *

INSTITUTIONAL CLASS     127,000     .19 *

                       $ 3,390,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $15,000 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,000 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:



AMOUNTS IN THOUSANDS        SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31, 1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 8,153                          $ 6,814

Class T                      143,596                          201,133

Class B                      57,699                           60,100

Class C                      9,493                            4,494

Institutional Class          7,750                            9,747

Total                       $ 226,691                        $ 282,288

FROM NET REALIZED GAIN

Class A                     $ 1,459                          $ 1,152

Class T                      28,145                           52,313

Class B                      11,487                           14,488

Class C                      1,805                            165

Institutional Class          1,615                            2,242

Total                       $ 44,511                         $ 70,360



                            $ 271,202                        $ 352,648


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

AMOUNTS IN THOUSANDS            1999                        1998 A                  1999



CLASS A Shares sold              6,186                       8,996                  $ 72,474

Reinvestment of distributions    673                         520                     7,784

Shares redeemed                  (2,564)                     (2,377)                 (29,961)

Net increase (decrease)          4,295                       7,139                  $ 50,297

CLASS T Shares sold              58,774                      100,128                $ 682,595

Reinvestment of distributions    11,894                      16,088                  137,616

Shares redeemed                  (56,669)                    (77,873)                (657,389)

Net increase (decrease)          13,999                      38,343                 $ 162,822

CLASS B Shares sold              24,852                      47,554                 $ 288,287

Reinvestment of distributions    4,002                       3,879                   46,116

Shares redeemed                  (12,618)                    (14,038)                (145,832)

Net increase (decrease)          16,236                      37,395                 $ 188,571

CLASS C Shares sold              10,656                      15,155                 $ 123,734

Reinvestment of distributions    557                         210                     6,437

Shares redeemed                  (3,412)                     (3,662)                 (39,624)

Net increase (decrease)          7,801                       11,703                 $ 90,547

INSTITUTIONAL CLASS Shares       8,269                       10,756                 $ 94,000
sold

Reinvestment of distributions    622                         822                     7,054

Shares redeemed                  (7,540)                     (7,206)                 (85,714)

Net increase (decrease)          1,351                       4,372                  $ 15,340



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS            1998 A



CLASS A Shares sold             $ 113,312

Reinvestment of distributions    6,429

Shares redeemed                  (29,080)

Net increase (decrease)         $ 90,661

CLASS T Shares sold             $ 1,257,106

Reinvestment of distributions    201,460

Shares redeemed                  (968,795)

Net increase (decrease)         $ 489,771

CLASS B Shares sold             $ 598,852

Reinvestment of distributions    48,184

Shares redeemed                  (172,228)

Net increase (decrease)         $ 474,808

CLASS C Shares sold             $ 191,117

Reinvestment of distributions    2,549

Shares redeemed                  (45,190)

Net increase (decrease)         $ 148,476

INSTITUTIONAL CLASS Shares      $ 133,230
sold

Reinvestment of distributions    10,139

Shares redeemed                  (88,085)

Net increase (decrease)         $ 55,284


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor High Yield Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 1999. For the fiscal years ended October 31, 1998 and October 31, 1997, PricewaterhouseCooper's LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HY-SANN-0699  77843
1.703458.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
HIGH YIELD
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             9   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    12  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           13  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  36  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 45  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD -      17.42%         3.48%        70.84%        268.59%
INST CL

ML High Yield Master           7.37%          3.05%        62.93%        186.76%

ML High Yield Master II        8.88%          3.23%        65.44%        193.83%

High Current Yield Funds       10.17%         -0.03%       54.12%        155.67%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 304 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD -      3.48%        11.31%        13.93%
INST CL

ML High Yield Master           3.05%        10.26%        11.11%

ML High Yield Master II        3.23%        10.59%        11.38%

High Current Yield Funds       -0.03%       8.98%         9.77%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL I         ML High Yield Master II
             00644                       ML012
  1989/04/30      10000.00                    10000.00
  1989/05/31      10252.65                    10188.71
  1989/06/30      10618.65                    10343.85
  1989/07/31      10676.63                    10385.62
  1989/08/31      10784.61                    10434.10
  1989/09/30      10468.12                    10324.00
  1989/10/31      10075.08                    10068.00
  1989/11/30      10104.46                    10083.15
  1989/12/31      10232.39                    10042.25
  1990/01/31      10083.94                     9770.87
  1990/02/28      10030.41                     9623.23
  1990/03/31      10207.10                     9798.14
  1990/04/30      10329.82                     9865.59
  1990/05/31      10676.75                    10030.30
  1990/06/30      10981.49                    10285.01
  1990/07/31      11236.98                    10540.45
  1990/08/31      10961.13                    10058.36
  1990/09/30      10684.01                     9637.73
  1990/10/31      10435.30                     9362.21
  1990/11/30      10761.12                     9460.51
  1990/12/31      10979.47                     9604.25
  1991/01/31      11232.07                     9800.85
  1991/02/28      11876.64                    10651.10
  1991/03/31      12322.19                    11168.59
  1991/04/30      12697.41                    11564.58
  1991/05/31      12832.65                    11609.62
  1991/06/30      13177.18                    11866.10
  1991/07/31      13653.20                    12191.77
  1991/08/31      13830.42                    12469.13
  1991/09/30      14017.18                    12648.82
  1991/10/31      14575.38                    13078.06
  1991/11/30      14743.64                    13215.82
  1991/12/31      14816.19                    13366.34
  1992/01/31      15495.35                    13817.82
  1992/02/29      16136.79                    14163.18
  1992/03/31      16594.20                    14366.39
  1992/04/30      16745.21                    14440.86
  1992/05/31      16927.91                    14646.07
  1992/06/30      17183.43                    14823.21
  1992/07/31      17493.26                    15111.33
  1992/08/31      17816.72                    15303.79
  1992/09/30      18007.53                    15466.03
  1992/10/31      17776.19                    15262.81
  1992/11/30      17970.43                    15500.63
  1992/12/31      18237.18                    15697.94
  1993/01/31      18724.65                    16063.16
  1993/02/28      19134.80                    16350.48
  1993/03/31      19578.80                    16637.41
  1993/04/30      19690.31                    16751.57
  1993/05/31      19958.10                    16955.90
  1993/06/30      20445.13                    17285.88
  1993/07/31      20713.57                    17454.82
  1993/08/31      20874.89                    17619.05
  1993/09/30      20914.66                    17697.26
  1993/10/31      21414.52                    18024.92
  1993/11/30      21569.68                    18128.00
  1993/12/31      21966.59                    18318.62
  1994/01/31      22597.74                    18714.61
  1994/02/28      22504.95                    18584.58
  1994/03/31      21818.86                    17983.94
  1994/04/30      21575.81                    17760.24
  1994/05/31      21709.75                    17721.41
  1994/06/30      21669.70                    17802.41
  1994/07/31      21753.56                    17909.88
  1994/08/31      21909.21                    18051.87
  1994/09/30      22020.57                    18048.28
  1994/10/31      21980.31                    18095.88
  1994/11/30      21628.71                    17940.18
  1994/12/31      21638.45                    18129.20
  1995/01/31      21824.52                    18383.76
  1995/02/28      22527.14                    18973.00
  1995/03/31      22729.92                    19229.39
  1995/04/30      23463.45                    19716.58
  1995/05/31      23989.13                    20335.48
  1995/06/30      23938.50                    20472.20
  1995/07/31      24531.56                    20738.80
  1995/08/31      24677.10                    20847.62
  1995/09/30      24979.36                    21089.90
  1995/10/31      25168.02                    21268.17
  1995/11/30      25303.98                    21478.96
  1995/12/31      25687.53                    21838.83
  1996/01/31      26298.40                    22203.65
  1996/02/29      26638.02                    22271.49
  1996/03/31      26481.35                    22180.45
  1996/04/30      26771.10                    22211.54
  1996/05/31      26952.99                    22371.62
  1996/06/30      26997.74                    22460.76
  1996/07/31      27001.83                    22608.40
  1996/08/31      27369.46                    22884.17
  1996/09/30      28303.20                    23422.07
  1996/10/31      28392.80                    23625.36
  1996/11/30      28748.53                    24094.14
  1996/12/31      29088.79                    24300.14
  1997/01/31      29384.52                    24482.71
  1997/02/28      29950.46                    24859.09
  1997/03/31      29148.26                    24517.15
  1997/04/30      29389.12                    24831.50
  1997/05/31      30228.42                    25354.33
  1997/06/30      30792.15                    25746.18
  1997/07/31      31817.14                    26428.61
  1997/08/31      32008.16                    26396.80
  1997/09/30      33134.90                    26871.64
  1997/10/31      32769.58                    27008.84
  1997/11/30      33111.16                    27249.45
  1997/12/31      33538.72                    27523.86
  1998/01/31      34459.97                    27962.50
  1998/02/28      34875.90                    28075.79
  1998/03/31      35594.28                    28342.46
  1998/04/30      35619.71                    28464.20
  1998/05/31      35371.41                    28635.37
  1998/06/30      35402.76                    28783.25
  1998/07/31      35695.83                    28966.70
  1998/08/31      31843.92                    27504.48
  1998/09/30      31966.73                    27576.08
  1998/10/31      31390.53                    26981.02
  1998/11/30      33567.72                    28387.43
  1998/12/31      33477.68                    28336.56
  1999/01/31      34610.80                    28713.66
  1999/02/28      34387.64                    28523.59
  1999/03/31      35409.52                    28854.93
  1999/04/30      36859.12                    29382.86
IMATRL PRASUN   SHR__CHT 19990430 19990518 161041 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $36,859 - a 268.59% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $29,383 - a 193.83% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                 SIX MONTHS ENDED APRIL 30,   YEARS ENDED OCTOBER 31,   JULY 3, 1995 (COMMENCEMENT OF
                                                                        SALE OF INSTITUTIONAL CLASS
                                                                        SHARES) TO OCTOBER 31,

                  1999                         1998     1997    1996    1995


Dividend returns  6.80%                        7.97%    10.03%  9.75%   3.34%

Capital returns   10.62%                       -12.18%  5.39%   3.06%   1.73%

Total returns     17.42%                       -4.21%   15.42%  12.81%  5.07%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           7.16(cents)   68.28(cents)   112.57(cents)

Annualized dividend rate      7.36%         12.06%         9.60%

30-day annualized yield       9.04%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.84 over the past one month, $11.42 over the past six months, and $11.72 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A dramatic turnaround in the
worldwide economy triggered a
considerable rally in the high-yield
bond market during the six-month
period ending April 30, 1999. As
the period opened, high-yield
investors were still feeling the
aftershocks of Russia's debt defaults
and the subsequent devaluation of
its currency. Credit spreads -
which reflect the premium that
investors demand for higher
perceived levels of risk versus
Treasury securities - widened to
levels not seen since the high-yield
bear market in 1990-1991. In
November, however, the third in a
series of 0.25 percentage point
interest-rate cuts by the Federal
Reserve Board seemed to stem the
tide of global unease and restore
confidence and liquidity to the
markets. By January, lower interest
rates worldwide, reports of a
stronger-than-expected domestic
economy, and signs that Asia and
other emerging markets might have
bottomed set the stage for a
sustained rally in the high-yield
market. As the period closed, credit
spreads had narrowed
substantially and high-yield bonds
were outperforming many
fixed-income alternatives. To
illustrate, the Merrill Lynch High
Yield Master II Index - a broad
measure of the high-yield market -
returned 8.88% during the
six-month period. Meanwhile, the
overall U.S. taxable bond market,
as measured by the Lehman
Brothers Aggregate Bond Index,
returned 0.69% for the six months
ending April 30, 1999.

(photograph of Magaret Eagle)

An interview with Margaret Eagle, Portfolio Manager of Fidelity
Advisor High Yield Fund

Q. HOW DID THE FUND PERFORM, MARGARET?

A. For the six-month period that ended April 30, 1999, the fund's Institutional Class shares provided a total return of 17.42%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned 10.17% for the same six-month period, according to Lipper Inc. The Merrill Lynch High Yield Master Index returned 7.37%. Also, the fund's new benchmark, the Merrill Lynch High Yield Master II Index, returned 8.88%. For the 12-month period that ended April 30, 1999, the fund's Institutional Class shares returned 3.48%, compared with the -0.03% return of the high current yield funds average. For the same 12-month period, the Merrill Lynch High Yield Master Index and the Merrill Lynch High Yield Master II Index returned 3.05% and 3.23%, respectively.

Q. WHY DID THE FUND'S BENCHMARK INDEX CHANGE?

A. The fund changed its benchmark because the Merrill Lynch High Yield Master Index does not include deferred-interest bonds (DIBs) and pay-in-kind securities (PIKs), which have emerged as an important component of the market in recent years. Deferred-interest bonds do not pay cash interest for a set period of the bond's life, typically for three to five years, and therefore sell at a significant discount. At the end of the deferred-interest period the interest accrues and begins to be paid (it is a variation on the zero coupon bond structure). PIKs pay interest in the form of additional bonds or preferred stock. As of March 31, 1999, DIBs and PIKs represented approximately 11% of the fund's new benchmark, the Merrill Lynch High Yield Master II Index.

Q. WHY DID THE FUND OUTPACE THE NEW BENCHMARK INDEX AND ITS LIPPER PEER GROUP DURING THE PAST SIX MONTHS?

A. The fund's relatively large weighting in telecommunications holdings - many of which are in the form of zero-coupon bonds and PIKs
- were the main contributors to its outperformance. Zeros and PIKs don't perform well in market sell-offs because they don't pay a high current income to cushion price declines. Conversely, zeros and PIKs tend to lead in market rallies, as they proved during the past six months. Another factor that helped the sector was that investors became increasingly more optimistic that telecom companies would be able to access the additional capital needed to fund their growth. And, despite fears to the contrary, most telecom companies continued to build out their infrastructure and attract new customers. Those trends, coupled with company-specific events, boosted some of our best performers. MetroNet, for example, posted strong gains on news of a planned takeover of the company by AT&T. The fund's holdings in Global Crossing appreciated significantly when it announced plans to purchase U.S. long-distance provider Frontier.

Q. OUTSIDE THE TELECOMMUNICATIONS SECTOR, WHERE WERE THE OTHER
WINNERS?

A. Many of the fund's cable company holdings also did quite well. The entire sector benefited from continued investments in the cable industry by telephone companies and Microsoft. Additionally, companies such as EchoStar continued to thrive by growing their subscriber base and expanding distribution channels. The company also tendered for - meaning it bought back - some of the fund's EchoStar holdings at a significant profit to the fund.

Q. DESPITE THE STRONG BACKDROP, THERE MUST HAVE BEEN SOME
DISAPPOINTMENTS . . .

A. That's true, but they were relatively limited. The most disappointing of the fund's holdings was Iridium, which performed poorly when the company failed to meet subscriber growth targets. That disappointing news ultimately translated into a loss of confidence in the company's services.

Q. WHAT'S YOUR OUTLOOK?

A. A large amount of new high-yield bonds coming to market at the end of the period may cause the market to move sideways for a bit. But in my view, high-yield bonds represent good value, more than compensating investors for their risk. At the end of April, high-yield bonds offered yields almost double those of comparable-maturity Treasury securities. To the extent that investors recognize the attractive value they offer, and if the economy remains strong, I believe that high-yield bonds could continue to do well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a combination of
a high level of income and
potential for capital gains

START DATE: January 5, 1987

SIZE: as of April 30, 1999,
more than $4.4 billion

MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980

MARGARET EAGLE ON THE RATE
OF DEFAULTS IN THE
HIGH-YIELD MARKET:

"There's been some media
attention paid recently to the fact
that the default rate - which
measures the percentage of
high-yield companies that fail to
make timely payments of interest
and principal or meet some other
provision of a bond indenture - is
on the rise. While it's true that the
default rate had doubled to about
3.8% at the end of the period from
its mid-1998 low, it continued to
hover around its historic norm.

"While I think it's important to
monitor the default rate, I don't
believe it's all that troubling right
now given the U.S. economy's
continued strength. If the economy
weakens and the default rate moves
higher, I'll be much more concerned.
I think it's also important to point
out that the defaults we've seen
recently are mainly due to
company-specific failures, not due
to some industry-wide or
market-wide problem. That's why I
believe that careful security
analysis and selection can
mitigate the slightly increased
rate of defaults."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS  6 MONTHS AGO

NTL, Inc.                       3.7                      3.1

Adelphia Communications Corp.   3.3                      3.7

Nextel Communications, Inc.     2.7                      3.1

CSC Holdings, Inc.              2.5                      2.0

EchoStar DBS Corp.              2.1                      0.8

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

UTILITIES                       35.0                     31.4

MEDIA & LEISURE                 33.4                     30.6

BASIC INDUSTRIES                3.6                      3.5

RETAIL & WHOLESALE              3.5                      5.2

TECHNOLOGY                      3.1                      6.8

QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      0.0                      0.0

Baa                             0.2                      0.0

Ba                              9.1                      9.3

B                               43.2                     41.1

Caa, Ca, C                      13.0                     14.4

Not Rated                       10.6                     11.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1999 AND OCTOBER 31, 1998 ACCOUNT FOR 10.6% AND 11.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999*

Nonconvertible
bonds  74.9%
Convertible bonds,
preferred stocks 15.0%
Common stocks 3.7%
Short-term
investments 5.0%
Other investments 1.4%
*FOREIGN
INVESTMENTS 9.8%

Row: 1, Col: 1, Value: 74.90000000000001
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 1.4

AS OF OCTOBER 31, 1998**

Nonconvertible
bonds  74.7%
Convertible bonds,
preferred stocks 13.4%
Common stocks 6.3%
Short-term
investments 4.5%
Other investments 1.1%
**FOREIGN
INVESTMENTS  9.9%

Row: 1, Col: 1, Value: 74.7
Row: 1, Col: 2, Value: 13.4
Row: 1, Col: 3, Value: 6.3
Row: 1, Col: 4, Value: 4.5
Row: 1, Col: 5, Value: 1.1



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 75.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.3%

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Rockefeller Center                -         $ 4,500                              $ 3,690
Properties, Inc. 0% 12/31/00

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Total Renal Care Holdings,        B1         13,060                               10,579
Inc. 7% 5/15/09 (d)

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          110                                  110
0% 12/15/05 (c)(d)

TOTAL CONVERTIBLE BONDS                                                           14,379

NONCONVERTIBLE BONDS - 74.7%

BASIC INDUSTRIES - 3.4%

CHEMICALS & PLASTICS - 0.6%

Huntsman Corp.:

9.5% 7/1/07 (d)                   B+         9,210                                9,072

9.5% 7/1/07 (d)                   -          16,270                               16,026

Pioneer Americas Acquisition      B2         500                                  425
Corp. 9.25% 6/15/07

Sterling Chemicals, Inc.          B3         290                                  276
11.75% 8/15/06

                                                                                  25,799

PACKAGING & CONTAINERS - 1.1%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       17,510                               16,722

9.75% 6/15/07                     Caa1       6,340                                6,166

9.875% 2/15/08                    Caa2       21,985                               19,457

Packaging Corp. of America        B3         6,090                                6,273
9.625% 4/1/09 (d)

                                                                                  48,618

PAPER & FOREST PRODUCTS - 1.7%

APP Finance II Mauritius Ltd.:

12% 2/15/04                       B3         9,800                                5,121

12% 3/15/04                       B3         10,090                               5,272

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2        $ 8,490                              $ 8,978

11.25% 5/1/04                     B2         4,550                                4,800

10.75% 5/1/02                     B2         3,240                                3,459

Florida Coast Paper Co.           Ca         35,780                               16,459
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03 (g)

Repap New Brunswick, Inc.         Caa1       14,040                               11,372
yankee 10.625% 4/15/05

Stone Container Corp. 12.58%      B2         18,740                               20,427
8/1/16 (e)

                                                                                  75,888

TOTAL BASIC INDUSTRIES                                                            150,305

CONSTRUCTION & REAL ESTATE -
0.6%

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

Ocwen Asset Investment Corp.      -          31,800                               27,666
11.5% 7/1/05

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Blue Bird Body Co. 10.75%         B2         5,760                                6,120
11/15/06

Federal-Mogul Corp. 7.5%          Ba2        21,090                               20,550
1/15/09 (d)

                                                                                  26,670

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10%             -          11,880                               11,642
12/18/08 pay-in-kind (f)

Sealy Mattress Co.:

0% 12/15/07 (c)                   B3         5,230                                3,400

9.875% 12/15/07                   B3         5,550                                5,578

Simmons Co. 10.25% 3/15/09 (d)    B3         2,370                                2,477

                                                                                  23,097

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.4%

WestPoint Stevens, Inc.           Ba3       $ 10,705                             $ 10,946
7.875% 6/15/08

Worldtex, Inc. 9.625% 12/15/07    B1         5,020                                4,367

                                                                                  15,313

TOTAL DURABLES                                                                    65,080

ENERGY - 2.0%

COAL - 0.3%

P&L Coal Holdings Corp.           B2         15,310                               15,884
9.625% 5/15/08

ENERGY SERVICES - 0.4%

R&B Falcon Corp.:

9.5% 12/15/08 (d)                 Ba3        10,060                               9,456

12.25% 3/15/06 (d)                Ba3        7,940                                8,297

                                                                                  17,753

OIL & GAS - 1.3%

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         2,580                                2,232

8.5% 3/15/12                      B3         1,340                                1,072

9.125% 4/15/06                    B3         2,320                                2,018

9.625% 5/1/05                     B3         17,510                               15,934

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2         9,000                                8,730

9.25% 4/1/07                      B2         830                                  838

Flores & Rucks, Inc. 9.75%        B1         3,680                                3,873
10/1/06

Ocean Energy, Inc.:

7.875% 8/1/03                     Ba1        1,940                                1,940

8.375% 7/1/08                     B1         5,280                                5,174

8.625% 8/1/05                     Ba3        4,310                                4,310

8.875% 7/15/07                    B1         760                                  775

10.375% 10/15/05                  B2         590                                  633

Seven Seas Petroleum, Inc.        Caa1       6,780                                3,526
12.5% 5/15/05

Snyder Oil Corp. 8.75% 6/15/07    B2         4,090                                4,131

Vintage Petroleum, Inc. 9%        B1         1,620                                1,636
12/15/05

                                                                                  56,822

TOTAL ENERGY                                                                      90,459

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 2.8%

CREDIT & OTHER FINANCE - 2.7%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 3,490                              $ 2,914

10% 3/15/04                       Caa3       1,510                                1,261

ContiFinancial Corp.:

7.5% 3/15/02                      B3         5,950                                4,760

8.125% 4/1/08                     B3         27,830                               20,873

8.375% 8/15/03                    B3         13,680                               10,944

Denbury Management, Inc. 9%       B3         7,910                                7,040
3/1/08

Digital Television Services       B3         12,450                               13,944
LLC/ DTS Capital, Inc. 12.5%
8/1/07

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,700                                9,774

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        4,610                                3,550

7.6% 8/1/07                       Ba1        2,990                                2,123

7.875% 8/1/03                     Ba1        8,890                                6,579

Ocwen Capital Trust 10.875%       B2         4,780                                3,681
8/1/27

RBF Finance Co.:

11% 3/15/06 (d)                   Ba3        6,050                                6,322

11.375% 3/15/09 (d)               Ba3        6,050                                6,383

Stone Container Finance Co.       B2         8,330                                9,080
11.5% 8/15/06 (d)

Transwestern Pub Co.              B2         3,475                                3,631
LP/Township Capital 9.625%
11/15/07

Winstar Equipment II Corp.        -          5,450                                5,614
12.5% 3/15/04

                                                                                  118,473

INSURANCE - 0.1%

ITT Corp. 6.75% 11/15/03          Ba1        4,240                                4,109

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (d)      -          22                                   22

TOTAL FINANCE                                                                     122,604

HEALTH - 2.0%

DRUGS & PHARMACEUTICALS - 0.6%

Global Health Sciences, Inc.      Caa1       37,460                               24,349
11% 5/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Graham-Field Health Products,     Caa1      $ 14,270                             $ 8,847
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 1.2%

Everest Healthcare Services,      B3         3,740                                3,796
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       9,470                                7,884
4/15/08

Harborside Healthcare Corp.       B3         24,000                               10,320
0% 8/1/08 (c)

Oxford Health Plans, Inc. 11%     Caa1       24,720                               25,338
5/15/05 (d)

Tenet Healthcare Corp.:

8.125% 12/1/08 (d)                Ba3        4,900                                4,827

8.625% 1/15/07                    Ba3        1,270                                1,280

                                                                                  53,445

TOTAL HEALTH                                                                      86,641

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.4%

L-3 Communications Corp.:

8% 8/1/08                         B2         10,600                               10,786

10.375% 5/1/07                    B2         2,600                                2,867

Omnipoint Corp.:

Series A, 11.625% 8/15/06         B3         5,090                                4,734

11.625% 8/15/06                   B3         1,680                                1,562

                                                                                  19,949

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

Bucyrus International, Inc.       B1         530                                  511
9.75% 9/15/07

TOTAL INDUSTRIAL MACHINERY &                                                      20,460
EQUIPMENT

MEDIA & LEISURE - 25.2%

BROADCASTING - 18.8%

ACME Television LLC/ACME          B3         11,102                               9,603
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

7.75% 1/15/09 (d)                 B1         33,030                               32,700

8.375% 2/1/08                     B1         15,640                               15,914

9.25% 10/1/02                     B1         20,200                               21,059

9.875% 3/1/07                     B1         36,755                               40,247

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       B3        $ 11,280                             $ 8,009
Inc. 0% 12/15/04 (c)

Avalon Cable Michigan,            B3         3,830                                4,060
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08 (d)

Benedek Communications Corp.      B3         12,680                               10,271
0% 5/15/06 (c)

Bresnan Communications Group
LLC/Bresnan Capital Corp.:

0% 2/1/09 (c)(d)                  B2         7,500                                5,119

8% 2/1/09 (d)                     B2         2,400                                2,442

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (c)                     B3         9,910                                8,473

9.25% 7/1/07                      B2         4,570                                4,838

Century Communications Corp.:

Series B, 0% 1/15/08              Ba3        20,600                               9,785

8.375% 12/15/07                   Ba3        620                                  639

8.75% 10/1/07                     Ba3        2,250                                2,351

9.5% 3/1/05                       Ba3        1,770                                1,898

Chancellor Media Corp.:

8% 11/1/08 (d)                    Ba2        31,890                               32,847

8.125% 12/15/07                   B1         9,935                                10,034

9% 10/1/08                        B1         27,475                               29,295

Charter Communications            B2         12,210                               12,454
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09
(d)

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3         6,800                                7,327

10.25% 7/1/07                     B3         14,040                               15,532

Classic Cable, Inc. 9.875%        B3         3,620                                3,873
8/1/08 (d)

Classic Communications, Inc.      Caa1       9,500                                6,460
0% 8/1/09 unit (c)(d)

Comcast UK Cable Partners         B2         7,370                                6,817
Ltd. 0% 11/15/07 (c)

CSC Holdings, Inc. 7.625%         Ba2        20,970                               20,892
7/15/18

Diamond Cable Communications      B3         22,410                               20,169
PLC yankee 0% 12/15/05 (c)

EchoStar DBS Corp. 9.375%         B2         90,160                               94,202
2/1/09 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Emmis Broadcasting                B2        $ 8,140                              $ 8,109
Communications Corp. 8.125%
3/15/09 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (c)                    B2         36,175                               25,865

8.375% 4/15/10                    B2         12,500                               12,688

FrontierVision Holdings           Caa1       29,290                               25,775
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

FrontierVision Holdings           Caa1       17,220                               15,154
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(c)(d)

Golden Sky DBS, Inc. 0%           Caa1       18,240                               10,898
3/1/07 (c)(d)

Intermedia Capital Partners       B2         3,868                                4,361
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         43,087                               39,209
0% 2/1/06 (c)

Iridium Operating LLC/Iridium     B3         16,740                               5,357
Capital Corp. 10.875% 7/15/05

Lenfest Communications, Inc.:

8.25% 2/15/08                     B2         3,440                                3,578

8.375% 11/1/05                    Ba3        1,830                                1,949

10.5% 6/15/06                     B2         820                                  947

LIN Holdings Corp. 0% 3/1/08      B3         17,190                               11,947
(c)

NTL, Inc.:

0% 4/1/08 (c)                     B3         35,870                               25,199

0% 10/1/08 (c)(d)                 B3         30,780                               21,546

10% 2/15/07                       B3         28,600                               30,745

11.5% 10/1/08 (d)                 B3         35,980                               41,017

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         640                                  664

9.75% 12/1/06                     B3         2,100                                2,184

Renaissance Media Group           B3         24,570                               17,322
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (c)

Satelites Mexicanos SA de CV:

8.75% 6/30/04 (d)(e)              B1         13,560                               12,882

10.125% 11/1/04                   B3         34,710                               29,851

Telewest PLC:

yankee 9.625% 10/1/06             B1         9,260                                9,746

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC: - continued

0% 10/1/07 (c)                    B1        $ 29,550                             $ 26,300

United International              B3         9,490                                6,429
Holdings, Inc. 0% 2/15/08 (c)

                                                                                  827,032

ENTERTAINMENT - 2.5%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         19,370                               19,031

9.5% 2/1/11 (d)                   B3         4,310                                4,213

Cinemark USA, Inc. 8.5% 8/1/08    B2         10,960                               10,946

IMAX Corp. 7.875% 12/1/05         Ba2        5,120                                5,094

Livent, Inc. 9.375% 10/15/04      B1         11,100                               4,995

Mohegan Tribal Gaming             Ba3        7,020                                7,248
Authority 8.75% 1/1/09 (d)

Premier Parks, Inc.:

0% 4/1/08 (c)                     B3         28,340                               20,157

9.25% 4/1/06                      B3         22,070                               23,091

Waterford Gaming                  B1         13,510                               13,915
LLC/Waterford Gaming Finance
Corp. 9.5% 3/15/10 (d)

                                                                                  108,690

LODGING & GAMING - 2.9%

Circus Circus Enterprises,
Inc.:

6.7% 11/15/96                     Baa3       4,300                                4,107

7% 11/15/36                       Baa3       4,330                                3,940

7.625% 7/15/13                    Ba2        5,920                                5,565

9.25% 12/1/05                     Ba2        5,180                                5,426

Florida Panthers Holdings,        B2         10,020                               10,070
Inc. 9.875% 4/15/09 (d)

HMH Properties, Inc. 8.45%        Ba2        11,590                               11,590
12/1/08

ITT Corp.:

6.75% 11/15/05                    Ba1        6,420                                5,987

7.375% 11/15/15                   Ba1        11,015                               10,061

KSL Recreation Group, Inc.        B3         11,080                               11,412
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3         24,120                               21,949
10/1/07

Station Casinos, Inc. 8.875%      B2         15,820                               16,334
12/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Sun International Hotels
Ltd./Sun International North
America, Inc.:

yankee 9% 3/15/07                 Ba3       $ 2,800                              $ 2,912

8.625% 12/15/07                   Ba3        17,690                               18,221

                                                                                  127,574

PUBLISHING - 0.4%

Sun Media Corp.:

9.5% 5/15/07                      B1         615                                  670

yankee 9.5% 2/15/07               B1         1,437                                1,566

Transwestern Holding LP/TWP       B3         1,870                                1,346
Capital Corp. 0% 11/15/08 (c)

World Color Press, Inc.           B1         16,330                               16,493
8.375% 11/15/08

                                                                                  20,075

RESTAURANTS - 0.6%

Host Marriott Travel Plazas,      Ba3        13,430                               14,034
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         13,570                               13,163
7/15/08

                                                                                  27,197

TOTAL MEDIA & LEISURE                                                             1,110,568

NONDURABLES - 2.0%

FOODS - 0.9%

Aurora Foods, Inc. 8.75%          B1         6,470                                6,761
7/1/08

Del Monte Corp. 12.25% 4/15/07    B3         7,225                                8,453

Del Monte Foods Co. 0%            Caa2       19,104                               14,567
12/15/07 (c)

Gorges/Quik-To-Fix Foods,         Caa1       18,290                               8,231
Inc. 11.5% 12/1/06

                                                                                  38,012

HOUSEHOLD PRODUCTS - 1.1%

AKI Holding Corp. 0% 7/1/09       Caa1       17,080                               6,832
(c)

AKI, Inc. 10.5% 7/1/08            B2         13,150                               12,953

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3        $ 23,065                             $ 22,142

9% 11/1/06                        B2         7,470                                7,563

                                                                                  49,490

TOTAL NONDURABLES                                                                 87,502

RETAIL & WHOLESALE - 3.3%

GENERAL MERCHANDISE STORES -
0.1%

K mart Corp. 7.95% 2/1/23         Ba1        5,170                                5,299

GROCERY STORES - 2.8%

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         6,420                                6,227

10.5% 12/1/04                     B3         3,580                                3,508

Jitney-Jungle Stores America,     B3         52,089                               48,443
Inc. 10.375% 9/15/07

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,220                                6,407

11.625% 6/15/02                   Caa2       29,855                               30,751

12.625% 6/15/02                   Caa2       10,220                               10,527

Smiths Food & Drug Centers,
Inc. 1994 Pass Through Trust:

8.64% 7/2/12                      BB+        5,000                                5,281

9.2% 7/2/18                       BB+        3,700                                4,033

Star Market Co., Inc. 13%         B3         8,490                                9,275
11/1/04

                                                                                  124,452

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

U.S. Office Products Co.          B3         21,485                               14,717
9.75% 6/15/08

TOTAL RETAIL & WHOLESALE                                                          144,468

SERVICES - 1.8%

ADVERTISING - 0.2%

Ackerly Group, Inc. 9% 1/15/09    B2         7,440                                7,663

LEASING & RENTAL - 0.3%

Anthony Crane Rentals             B3         8,210                                8,333
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

LEASING & RENTAL - CONTINUED

AP Holdings, Inc. 0% 3/15/08      Caa2      $ 2,360                              $ 1,310
(c)

Apcoa, Inc. 9.25% 3/15/08         Caa1       3,520                                3,274

                                                                                  12,917

PRINTING - 0.4%

Sullivan Graphics, Inc.           Caa1       15,420                               16,230
12.75% 8/1/05

SERVICES - 0.9%

Iron Mountain, Inc. 8.75%         B2         10,990                               11,265
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       7,330                                4,838

SITEL Corp. 9.25% 3/15/06         B2         10,070                               9,567

Spin Cycle, Inc. 0% 5/1/05 (c)    -          18,880                               6,986

Young American Corp. 11.625%      Caa1       15,920                               8,597
2/15/06

                                                                                  41,253

TOTAL SERVICES                                                                    78,063

TECHNOLOGY - 2.7%

COMPUTER SERVICES & SOFTWARE
- 1.5%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2       20,610                               14,891

Concentric Network Corp.          -          27,280                               30,690
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3         26,350                               659

DecisionOne Holdings Corp. 0%     Caa1       10,835                               27
8/1/08 unit (c)

Federal Data Corp. 10.125%        B3         4,270                                4,206
8/1/05

Splitrock Services, Inc.          -          16,000                               16,240
11.75% 7/15/08

                                                                                  66,713

ELECTRONIC INSTRUMENTS - 1.0%

Fisher Scientific                 B3         21,815                               22,088
International, Inc. 9% 2/1/08

Telecommunications Techniques     B3         23,655                               23,892
Co. LLC 9.75% 5/15/08

                                                                                  45,980

ELECTRONICS - 0.2%

Stellex Industries, Inc. 9.5%     B3         9,750                                8,775
11/1/07

TOTAL TECHNOLOGY                                                                  121,468

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.7%

Atlas Air, Inc. 9.375%            B3        $ 9,410                              $ 9,410
11/15/06

Kitty Hawk, Inc. 9.95%            B1         21,380                               21,701
11/15/04

                                                                                  31,111

RAILROADS - 0.3%

TFM SA de CV:

0% 6/15/09 (c)                    B2         9,380                                6,003

10.25% 6/15/07                    B2         4,610                                4,333

                                                                                  10,336

SHIPPING - 0.1%

International Shipholding         Ba3        5,810                                5,607
Corp. 7.75% 10/15/07

TOTAL TRANSPORTATION                                                              47,054

UTILITIES - 25.9%

CELLULAR - 6.2%

Clearnet Communications, Inc.     B3         8,940                                5,655
0% 5/1/09 (c)

ESAT Holdings Ltd. 0% 2/1/07      Caa1       15,520                               11,485
(c)

Intercel, Inc. 0% 2/1/06 (c)      B2         4,250                                3,554

McCaw International Ltd. 0%       Caa1       41,840                               27,614
4/15/07 (c)

Millicom International            Caa1       55,010                               42,633
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 9/15/07 (c)                    B2         15,301                               11,935

0% 2/15/08 (c)                    B2         6,350                                4,810

9.75% 8/15/04                     B2         9,810                                10,190

12% 11/1/08 (d)                   B2         22,320                               26,338

Nextel International, Inc. 0%     Caa1       1,730                                973
4/15/08 (c)

Orbital Imaging Corp.:

11.625% 3/1/05                    -          35,250                               33,664

11.625% 3/1/05 (d)                -          5,910                                5,644

Rogers Cantel, Inc. 8.8%          B2         7,220                                7,617
10/1/07

Rogers Communications, Inc.       B2         16,400                               17,138
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3         38,320                               21,555
(c)(d)

Teligent, Inc.:

0% 3/1/08 (c)                     Caa1       2,900                                1,682

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Teligent, Inc.: - continued

11.5% 12/1/07                     Caa1      $ 27,410                             $ 27,410

Triton PCS, Inc. 0% 5/1/08 (c)    Caa1       19,720                               12,473

                                                                                  272,370

ELECTRIC UTILITY - 1.1%

CMS Energy Corp. 6.75%            Ba3        12,240                               11,995
1/15/04 (d)

Niagara Mohawk Power Corp.:

0% 7/1/10 (c)                     Ba2        36,610                               28,007

7.625% 10/1/05                    Ba2        8,360                                8,615

                                                                                  48,617

TELEPHONE SERVICES - 18.6%

Allegiance Telecom, Inc.:

0% 2/15/08 (c)                    -          3,440                                2,288

12.875% 5/15/08                   -          19,580                               22,174

Covad Communications Group,       B3         28,270                               16,679
Inc. 0% 3/15/08 (c)

DTI Holdings, Inc. 0% 3/1/08      -          25,790                               10,058
(c)

e.spire Communications, Inc.:

0% 11/1/05 (c)                    -          6,855                                5,141

0% 4/1/06 (c)                     -          14,790                               10,205

13.75% 7/15/07                    -          15,200                               14,744

ESAT Telecom Group PLC 0%         Caa1       7,530                                5,572
2/1/07 (c)

Firstworld Communications,        -          19,020                               9,700
Inc. 0% 4/15/08 (c)

Global Crossing Holdings Ltd.     B1         31,640                               35,200
9.625% 5/15/08

GST Network Funding, Inc. 0%      -          35,110                               21,505
5/1/08 (c)(d)

GST Equipment Funding, Inc.       -          13,760                               15,136
13.25% 5/1/07

GST Telecommunications, Inc.      -          26,920                               29,208
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (c)     -          24,990                               20,742

Hermes Europe Railtel BV          B3         18,200                               19,838
11.5% 8/15/07

ICG Services, Inc.:

0% 2/15/08 (c)                    -          95,400                               59,864

0% 5/1/08 (c)                     -          6,390                                3,914

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2         2,490                                2,478

8.6% 6/1/08                       B2         11,320                               11,320

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,
Inc.: - continued

8.875% 11/1/07                    B2        $ 2,070                              $ 2,091

9.5% 3/1/09 (d)                   B2         11,250                               11,700

KMC Telecom Holdings, Inc. 0%     -          28,410                               15,910
2/15/08 (c)

Level 3 Communications, Inc.      B3         41,000                               41,820
9.125% 5/1/08

Logix Communications              -          17,455                               17,106
Enterprises, Inc. 12.25%
6/15/08

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B2         7,210                                5,804

8.375% 3/15/08                    B2         5,140                                5,153

9.25% 7/15/07                     B2         12,240                               12,760

9.5% 11/1/08                      B2         13,730                               14,691

Metromedia Fiber Network,         B2         8,260                                8,921
Inc. 10% 11/15/08 (d)

MetroNet Communications Corp.:

0% 11/1/07 (c)                    B3         11,190                               9,036

0% 6/15/08 (c)                    B3         37,320                               29,016

10.625% 11/1/08 (d)               B3         14,780                               17,330

MGC Communications, Inc. 13%      Caa2       5,340                                4,966
10/1/04

Netia Holdings BV 10.25%          B3         32,125                               30,519
11/1/07

NEXTLINK Communications LLC       B3         28,040                               30,914
12.5% 4/15/06

Pathnet, Inc. 12.25% 4/15/08      -          10,610                               5,942

Qwest Communications
International, Inc.:

0% 10/15/07 (c)                   Ba1        25,620                               20,304

7.25% 11/1/08 (d)                 Ba1        8,330                                8,559

7.5% 11/1/08                      Ba1        12,520                               13,083

10.875% 4/1/07                    Ba1        8,945                                10,264

Rhythms NetConnections, Inc.:

0% 5/15/08 (c)                    -          16,270                               9,193

12.75% 4/15/09 (d)                -          16,860                               16,776

RSL Communications Ltd./RSL       B2         14,575                               15,850
Communications PLC 12.25%
11/15/06

Telegroup, Inc. 0% 11/1/04 (c)    -          5,820                                1,921

TeleWest Communications PLC       B1         5,360                                6,177
11.25% 11/1/08 (d)

Transtel Pass Through Trust       B2         12,030                               5,323
12.5% 11/1/07 (d)

Versatel Telecom BV 13.25%        -          7,060                                7,625
5/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc.:

0% 4/15/08 (c)                    Caa1      $ 24,860                             $ 16,035

11.25% 4/15/08                    Caa1       32,660                               33,803

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       2,560                                2,202

0% 10/15/05 (c)                   Caa1       2,030                                2,741

0% 3/15/08 (c)                    CCC        29,240                               24,854

10% 3/15/08                       CCC        33,310                               28,980

Winstar Equipment Corp. 12.5%     B3         16,020                               16,501
3/15/04

                                                                                  819,636

TOTAL UTILITIES                                                                   1,140,623

TOTAL NONCONVERTIBLE BONDS                                                        3,292,961

TOTAL CORPORATE BONDS                                                             3,307,340
(Cost $3,365,185)

ASSET-BACKED SECURITIES - 0.4%



Airplanes Pass Through Trust      Ba2        18,415                               18,047
10.875% 3/15/19 (Cost
$19,398)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bardell Associates Note Trust     -          1,660                                1,764
12.5%, 11/1/08 (f)

First Chicago/Lennar Trust I      -          10,700                               7,905
Series 1997-CHL1 Class E,
8.0531% 4/1/39 (e)

Resolution Trust Corp. Series     Ba3        3,636                                2,945
1991 M2 Class A3, 7.2498%
9/25/20 (e)

Structured Asset Securities
Corp.:

Series 1995-C1 Class F,           -          2,500                                1,958
7.375% 9/25/24 (d)

Series 1995-C1 Class E,           BB         4,000                                3,743
7.375% 9/25/24 (d)

Series 1996-CFL Class G,          B          9,260                                8,301
7.75% 2/25/28 (d)

TOTAL COMMERCIAL MORTGAGE                                                         26,616
SECURITIES
(Cost $24,993)


COMMON STOCKS - 6.3%

                                 SHARES              VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive             15,350             $ 230
LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)

Trivest 1992 Special Fund         3                   348
Ltd. (a)(h)

                                                      578

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd.     2,010               1
warrants 10/15/03 (a)

Gaylord Container Corp. Class     512,500             4,292
A (a)

                                                      4,293

TOTAL BASIC INDUSTRIES                                4,871

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Capital Pacific Holdings,         24,095              8
Inc. warrants 5/1/02 (a)(d)

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Ocwen Asset Investment Corp.      164,450             791

TOTAL CONSTRUCTION & REAL                             799
ESTATE

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       42,253              1,056
Class B

ENERGY - 0.1%

OIL & GAS - 0.1%

Pioneer Natural Resources Co.     75,769              886

Plains Resources, Inc. (a)        70,500              1,203

                                                      2,089

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

AMRESCO, Inc.                     118,000             767

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (a)(d)               900                $ 81

TOTAL FINANCE                                         848

HEALTH - 0.1%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

XRC Corp. (a)                     84,961              1

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)     180,000             3,589

TOTAL HEALTH                                          3,590

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. Class A (a)           67,040              306

POLLUTION CONTROL - 0.3%

Allied Waste Industries, Inc.     757,000             13,389
(a)

TOTAL INDUSTRIAL MACHINERY &                          13,695
EQUIPMENT

MEDIA & LEISURE - 2.6%

BROADCASTING - 2.3%

Adelphia Communications Corp.     156,800             10,702
Class A (a)

Cablevision Systems Corp.         52,700              4,078
Class A (a)

CS Wireless Systems, Inc.         439                 0
(a)(d)

EchoStar Communications Corp.     492,537             49,408
Class A (a)

MediaOne Group, Inc.              250,000             20,391

NTL, Inc. (a)                     100,000             7,625

NTL, Inc. warrants 12/31/08       53,424              2,671
(a)

Pegasus Communications Corp.      6,509               7,632
unit (a)

UIH Australia/Pacific, Inc.       19,690              20
warrants 5/15/06 (a)

                                                      102,527

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                  125,200             9

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I        1,460               0
warrants 11/14/99 (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.3%

Station Casinos, Inc. (a)         244,800            $ 4,024

Sunterra Corp. (a)                580,100             6,236

                                                      10,260

TOTAL MEDIA & LEISURE                                 112,796

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Meyer (Fred), Inc. (a)            29,700              1,608

SERVICES - 0.0%

Spin Cycle, Inc. warrants         18,880              0
5/1/05 (a)(d)

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp. (a)      76,300              6,371

Concentric Network Corp.          8,680               2,673
warrants 12/15/07 (a)(d)

Splitrock Services, Inc.          7,500               638
warrants 7/15/08 (a)

                                                      9,682

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A      5,520               0
warrants 12/15/00 (a)

UTILITIES - 2.8%

CELLULAR - 0.2%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        19,560              147
 .47) (a)

warrants 1/15/07 (CV ratio        18,480              176
 .6) (a)

McCaw International Ltd.          66,290              166
warrants 4/15/07 (a)(d)

Microcell Telecommunications,     183,560             3,053
Inc. warrants 6/1/06 (a)(d)

Nextel Communications, Inc.       125,087             5,121
Class A (a)

Orbital Imaging Corp.             28,510              855
warrants 3/1/05 (a)(d)

Powertel, Inc. warrants           85,408              363
2/1/06 (a)

                                                      9,881

ELECTRIC UTILITY - 0.0%

Niagara Mohawk Holdings, Inc.     93,300              1,248
(a)

GAS - 0.1%

Ocean Energy, Inc. (a)            211,410             1,969

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.5%

Covad Communications Group,       32,410             $ 41,874
Inc. warrants 3/15/08 (a)(d)

DTI Holdings, Inc. warrants       136,150             1
3/1/08 (a)(d)

e.spire Communications, Inc.      206,400             2,580
(a)

Firstworld Communications,        19,020              951
Inc. warrants 4/15/08 (a)(d)

GST Telecommunications, Inc.      425,000             5,206
(a)

ICG Communications, Inc. (a)      252,500             5,571

Intermedia Communications,        102,200             3,290
Inc. (a)

Intermedia Communications,        2,500               310
Inc. warrants 6/1/00 (a)

KMC Telecom Holdings, Inc.        37,830              95
warrants 4/15/08 (a)(d)

MCI WorldCom, Inc. (a)            125,300             10,298

McLeodUSA, Inc. Class A (a)       260,000             14,576

MGC Communications, Inc.          5,340               828
warrants 10/1/04 (a)(d)

Pathnet, Inc. warrants            10,610              106
4/15/08 (a)(d)

Rhythms NetConnections, Inc.      57,520              12,916
warrants 5/15/08 (a)(d)

RSL Communications Ltd./RSL       25,710              3,394
Communications PLC warrants
11/15/06 (a)(d)

Source Media, Inc. warrants       48,052              565
11/1/07 (a)(d)

TeleWest Communications PLC       75,000              3,488
sponsored ADR (a)

Versatel Telecom BV warrants      7,060               494
5/15/08 (a)(d)

WinStar Communications, Inc.      100,000             4,863
(a)

                                                      111,406

TOTAL UTILITIES                                       124,504

TOTAL COMMON STOCKS                                   275,538
(Cost $124,619)

PREFERRED STOCKS - 13.1%



CONVERTIBLE PREFERRED STOCKS
- 0.8%

MEDIA & LEISURE - 0.2%

LODGING & GAMING - 0.2%

Host Marriott Financial Trust     146,600             6,698
$3.375 QUIPS

Station Casinos, Inc. $3.50       7,600               429

                                                      7,127

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

UTILITIES - 0.6%

TELEPHONE SERVICES - 0.6%

IXC Communications, Inc.          179,000            $ 6,914
$3.375 (d)

NEXTLINK Communications, Inc.     240,000             21,360
$3.25 (d)

                                                      28,274

TOTAL CONVERTIBLE PREFERRED                           35,401
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 12.3%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America        32,780              3,409
$12.375 pay-in-kind (d)

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

California Federal Preferred      533,897             13,881
Capital Corp. $2.28

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd.        33,881              62
Series 1

FINANCE - 0.3%

INSURANCE - 0.3%

American Annuity Group            10,340              10,828
Capital Trust II 8.875%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fresenius Medical Care            9,847               10,347
Capital Trust 9%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     182                 284

MEDIA & LEISURE - 5.4%

BROADCASTING - 4.5%

Adelphia Communications Corp.     228,536             26,167
$13.00

Benedek Communications Corp.      11,712              8,784
11.5% pay-in-kind

Citadel Broadcasting Co.          115,033             13,890
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               548,732             63,927

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CSC Holdings, Inc.: - continued

Series H, 11.75% pay-in-kind      175,393            $ 20,346

Granite Broadcasting Corp.        27,007              27,817
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind         32,251              36,524

Pegasus Communications Corp.      1,322               1,471
12.75% pay-in-kind

                                                      198,926

PUBLISHING - 0.9%

PRIMEDIA, Inc.:

$9.20                             76,000              7,638

8.625%                            6,185               597

Series D, $10.00                  309,863             32,574

                                                      40,809

TOTAL MEDIA & LEISURE                                 239,735

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Supermarkets General Holdings     116,319             4,217
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.          7,366               7,918
13.5% pay-in-kind

UTILITIES - 5.7%

CELLULAR - 1.4%

Nextel Communications, Inc.:

11.125% pay-in-kind               17,086              18,795

Series D, 13% pay-in-kind         38,920              44,369

                                                      63,164

TELEPHONE SERVICES - 4.3%

e.spire Communications, Inc.:

$127.50 pay-in-kind               29,023              15,382

14.75% pay-in-kind                9,948               5,869

Hyperion Telecommunication,       18,143              17,054
Inc. 12.875% pay-in-kind

ICG Holdings, Inc. 14.25%         10,695              11,230
pay-in-kind

Intermedia Communications,        56,575              60,818
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          39,548              38,955
12.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     298,749            $ 16,431
14% pay-in-kind

Source Media, Inc. 13.50%         104,953             1,889
pay-in-kind

Viatel, Inc. 10% pay-in-kind      28,848              7,097
(d)

WinStar Communications, Inc.      16,106              12,080
14.25% (a)

                                                      186,805

TOTAL UTILITIES                                       249,969

TOTAL NONCONVERTIBLE                                  540,650
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                      576,051
(Cost $583,435)


PURCHASED BANK DEBT - 0.1%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (000S)

Oxford Health Plans, Inc.         B3      $ 3,000                       3,030
term loan 9.335% 5/13/03 (e)
(Cost $3,000)


CASH EQUIVALENTS - 4.5%

                                          MATURITY AMOUNT (000S)

Investments in repurchase                 $ 200,641                     200,559
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99
(Cost $200,559)

TOTAL INVESTMENT IN                                                   $ 4,407,181
SECURITIES - 100%
(Cost $4,321,189)


SECURITY TYPE ABBREVIATIONS

QUIPS - Quarterly Income Preferred Securities

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $756,686,000 or 16.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE   ACQUISITION COST (000S)

Bardell Associates Note Trust  4/19/94            $ 1,687
12.5% 11/1/08

Sealy Corp., Inc. 10%          2/23/98 - 3/31/99  $ 11,165
12/18/08 pay-in-kind

(g) Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(h) Share amount represents number of units held.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.2%        BBB        0.2%
Ba 8.8%         BB         8.4%
B 42.8%         B          45.7%
Caa 11.4%       CCC        7.7%
Ca, C 0.4%      CC, C      0.0%
                D          0.0%

The percentage not rated by Moody's or S&P amounted to 10.6%. FMR has determined that unrated debt securities that are lower quality account for 10.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,322,387,000. Net unrealized appreciation aggregated $84,794,000, of which $338,188,000 related to appreciated investment securities and $253,394,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                  APRIL 30,
                                    1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 4,407,181
value (including repurchase
agreements of $200,559)
(cost $4,321,189) -  See
accompanying schedule

Receivable for investments                28,484
sold

Receivable for fund shares                18,651
sold

Dividends receivable                      3,539

Interest receivable                       68,235

Other receivables                         208

 TOTAL ASSETS                             4,526,298

LIABILITIES

Payable for investments        $ 18,651
purchased

Payable for fund shares         15,996
redeemed

Distributions payable           5,820

Accrued management fee          2,110

Other payables and accrued      2,511
expenses

 TOTAL LIABILITIES                        45,088

NET ASSETS                               $ 4,481,210

Net Assets consist of:

Paid in capital                          $ 4,464,377

Undistributed net investment              24,209
income

Accumulated undistributed net             (93,368)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               85,992
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 4,481,210

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)       APRIL 30,
                         1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.16
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($180,582
(divided by) 14,856 shares)

Maximum offering price per         $12.77
share (100/95.25 of $12.16)

CLASS T: NET ASSET VALUE and       $12.18
redemption price per share
($2,715,765 (divided by)
223,054 shares)

Maximum offering price per         $12.62
share (100/96.50 of $12.18)

CLASS B: NET ASSET VALUE and       $12.13
offering price per share
($1,208,523 (divided by)
99,646 shares) A

CLASS C: NET ASSET VALUE and       $12.15
offering price per share
($236,974 (divided by)
19,504 shares) A

INSTITUTIONAL CLASS: NET           $11.92
ASSET VALUE, offering price
and redemption price   per
share ($139,366 (divided by)
11,687 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS    SIX
                        MONTHS ENDED APRIL 30, 1999
                                         (UNAUDITED)

INVESTMENT INCOME                           $ 32,231
Dividends

Interest                                     169,052

 TOTAL INCOME                                201,283

EXPENSES

Management fee                   $ 11,780

Transfer agent fees               3,390

Distribution fees                 8,980

Accounting fees and expenses      450

Non-interested trustees'          7
compensation

Custodian fees and expenses       59

Registration fees                 240

Audit                             23

Legal                             74

 Total expenses before            25,003
reductions

 Expense reductions               (20)       24,983

NET INVESTMENT INCOME                        176,300

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (89,532)

 Foreign currency transactions    2          (89,530)

Change in net unrealized                     552,806
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              463,276

NET INCREASE (DECREASE) IN                  $ 639,576
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 176,300                   $ 313,431
income

 Net realized gain (loss)       (89,530)                    61,426

 Change in net unrealized       552,806                     (597,544)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     639,576                     (222,687)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (226,691)                   (282,288)
From net investment income

 From net realized gain         (44,511)                    (70,360)

 TOTAL DISTRIBUTIONS            (271,202)                   (352,648)

Share transactions - net        507,577                     1,259,000
increase (decrease)

  TOTAL INCREASE (DECREASE)     875,951                     683,665
IN NET ASSETS

NET ASSETS

 Beginning of period            3,605,259                   2,921,594

 End of period (including      $ 4,481,210                 $ 3,605,259
undistributed net investment
income of $24,209 and
$74,600, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                         $ 12.930                 $ 12.300  $ 12.010
period

Income from Investment
Operations

Net investment income D           .517                             1.111                    1.058     .163

Net realized and unrealized       1.360                            (1.603)                  .710      .267
gain (loss)

Total from investment             1.877                            (.492)                   1.768     .430
operations

Less Distributions

From net investment income        (.677)                           (1.048)                  (1.078)   (.140)

From net realized gain            (.130)                           (.300)                   (.060)    -

Total distributions               (.807)                           (1.348)                  (1.138)   (.140)

Net asset value, end of period   $ 12.160                         $ 11.090                 $ 12.930  $ 12.300

TOTAL RETURNB, C                  17.52%                           (4.55)%                  15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 181                            $ 117                    $ 44      $ 4
millions)

Ratio of expenses to average      .96% A                           1.01%                    1.15%     1.25% A, F
net assets

Ratio of expenses to average      .96% A                           1.00% G                  1.14% G   1.25% A
net assets after expense
reductions

Ratio of net investment           9.02% A                          9.03%                    8.58%     9.06% A
income to average net assets

Portfolio turnover rate           67% A                            75%                      105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998              1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.110                         $ 12.940          $ 12.310  $ 11.910  $ 11.220  $ 12.010
period

Income from Investment
Operations

Net investment income             .518 D                           1.119 D           1.086 D   1.105 D   .930 D    .848

Net realized and  unrealized      1.350                            (1.612)           .686      .364      .680      (.537)
gain (loss)

Total from  investment            1.868                            (.493)            1.772     1.469     1.610     .311
operations

Less Distributions

From net investment income        (.668)                           (1.037)           (1.082)   (1.069)   (.920)    (.851)

From net realized gain            (.130)                           (.300)            (.060)    -         -         (.250)

Total distributions               (.798)                           (1.337)           (1.142)   (1.069)   (.920)    (1.101)

Net asset value, end of period   $ 12.180                         $ 11.110          $ 12.940  $ 12.310  $ 11.910  $ 11.220

TOTAL RETURN B, C                 17.40%                           (4.54)%           15.21%    12.92%    15.05%    2.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,716                          $ 2,322           $ 2,208   $ 1,709   $ 1,200   $ 680
millions)

Ratio of expenses to average      1.05% A                          1.07%             1.09%     1.12%     1.15%     1.20%
net assets

Ratio of expenses to average      1.05% A                          1.07%             1.08% E   1.11% E   1.15%     1.20%
net assets after expense
reductions

Ratio of net investment           8.98% A                          8.91%             8.72%     9.20%     8.32%     6.92%
income to average net assets

Portfolio turnover  rate          67% A                            75%               105%      121%      112%      118%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998              1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.070                         $ 12.890          $ 12.280  $ 11.890  $ 11.210  $ 11.300
of period

Income from Investment
Operations

Net investment income             .476 D                           1.024 D           .998 D    1.017 D   .794 D    .223

Net realized and unrealized       1.349                            (1.588)           .674      .361      .721      (.118)
gain (loss)

Total from  investment            1.825                            (.564)            1.672     1.378     1.515     .105
operations

Less Distributions

From net investment income        (.635)                           (.956)            (1.002)   (.988)    (.835)    (.195)

From net  realized gain           (.130)                           (.300)            (.060)    -         -         -

Total distributions               (.765)                           (1.256)           (1.062)   (.988)    (.835)    (.195)

Net asset value, end of period   $ 12.130                         $ 11.070          $ 12.890  $ 12.280  $ 11.890  $ 11.210

TOTAL RETURN B, C                 17.04%                           (5.10)%           14.34%    12.10%    14.12%    .93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 1,208                          $ 923             $ 593     $ 344     $ 156     $ 17
(in millions)

Ratio of expenses to average      1.71% A                          1.74%             1.74%     1.79%     2.01%     2.20% A
net assets

Ratio of net invest- ment         8.30% A                          8.25%             8.04%     8.52%     7.46%     5.92% A
income to average net assets

Portfolio turnover rate           67% A                            75%               105%      121%      112%      118%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1994.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                         $ 12.970
period

Income from Investment
Operations

Net investment income  D          .467                             .988

Net realized and unrealized       1.356                            (1.639)
gain (loss)

Total from investment             1.823                            (.651)
operations

Less Distributions

From net investment income        (.633)                           (.929)

From net realized gain            (.130)                           (.300)

Total distributions               (.763)                           (1.229)

Net asset value, end of period   $ 12.150                         $ 11.090

TOTAL RETURNB, C                  16.99%                           (5.73)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 237                            $ 130
millions)

Ratio of expenses to average      1.80% A                          1.86% A
net assets

Ratio of net investment           8.16% A                          8.21% A
income to average net assets

Portfolio turnover rate           67% A                            75%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996      1995 E



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.900                         $ 12.710                 $ 12.120  $ 11.760  $ 11.560
of period

Income from Investment
Operations

Net investment income D           .518                             1.123                    1.094     1.070     .390

Net realized and unrealized       1.315                            (1.562)                  .671      .368      .193
gain (loss)

Total from investment             1.833                            (.439)                   1.765     1.438     .583
operations

Less Distributions

From net investment income        (.683)                           (1.071)                  (1.115)   (1.078)   (.383)

From net realized gain            (.130)                           (.300)                   (.060)    -         -

Total distributions               (.813)                           (1.371)                  (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 11.920                         $ 10.900                 $ 12.710  $ 12.120  $ 11.760

TOTAL RETURNB, C                  17.42%                           (4.21)%                  15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 139                            $ 113                    $ 76      $ 38      $ 0.1
(in millions)

Ratio of expenses to average      .82% A                           .83%                     .85%      1.10%     .70% A
net assets

Ratio of expenses to average      .82% A                           .83%                     .85%      1.05% F   .70% A
net assets after expense
reductions

Ratio of net investment           9.17% A                          9.12%                    8.96%     9.26%     8.77% A
income to average  net assets

Portfolio turnover rate           67% A                            75%                      105%      121%      112%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
Disposal of these securities may involve time-consuming negotiations and expense, and

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $13,406,000 or 0.3% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,030,000 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,566,959,000 and $1,285,906,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 107,000    $ 1,000

CLASS T    3,158,000    67,000

CLASS B    4,801,000    3,479,000

CLASS C    914,000      805,000

          $ 8,980,000  $ 4,352,000

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 434,000    $ 164,000

CLASS T    966,000      457,000

CLASS B    1,516,000    1,516,000*

CLASS C    90,000       90,000*

          $ 3,006,000  $ 2,227,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 127,000    .18 *

CLASS T                 2,079,000   .17 *

CLASS B                 913,000     .17 *

CLASS C                 144,000     .16 *

INSTITUTIONAL CLASS     127,000     .19 *

                       $ 3,390,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $15,000 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,000 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:



AMOUNTS IN THOUSANDS        SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31, 1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 8,153                          $ 6,814

Class T                      143,596                          201,133

Class B                      57,699                           60,100

Class C                      9,493                            4,494

Institutional Class          7,750                            9,747

Total                       $ 226,691                        $ 282,288

FROM NET REALIZED GAIN

Class A                     $ 1,459                          $ 1,152

Class T                      28,145                           52,313

Class B                      11,487                           14,488

Class C                      1,805                            165

Institutional Class          1,615                            2,242

Total                       $ 44,511                         $ 70,360



                            $ 271,202                        $ 352,648


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

AMOUNTS IN THOUSANDS            1999                        1998 A                  1999



CLASS A Shares sold              6,186                       8,996                  $ 72,474

Reinvestment of distributions    673                         520                     7,784

Shares redeemed                  (2,564)                     (2,377)                 (29,961)

Net increase (decrease)          4,295                       7,139                  $ 50,297

CLASS T Shares sold              58,774                      100,128                $ 682,595

Reinvestment of distributions    11,894                      16,088                  137,616

Shares redeemed                  (56,669)                    (77,873)                (657,389)

Net increase (decrease)          13,999                      38,343                 $ 162,822

CLASS B Shares sold              24,852                      47,554                 $ 288,287

Reinvestment of distributions    4,002                       3,879                   46,116

Shares redeemed                  (12,618)                    (14,038)                (145,832)

Net increase (decrease)          16,236                      37,395                 $ 188,571

CLASS C Shares sold              10,656                      15,155                 $ 123,734

Reinvestment of distributions    557                         210                     6,437

Shares redeemed                  (3,412)                     (3,662)                 (39,624)

Net increase (decrease)          7,801                       11,703                 $ 90,547

INSTITUTIONAL CLASS Shares       8,269                       10,756                 $ 94,000
sold

Reinvestment of distributions    622                         822                     7,054

Shares redeemed                  (7,540)                     (7,206)                 (85,714)

Net increase (decrease)          1,351                       4,372                  $ 15,340



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS            1998 A



CLASS A Shares sold             $ 113,312

Reinvestment of distributions    6,429

Shares redeemed                  (29,080)

Net increase (decrease)         $ 90,661

CLASS T Shares sold             $ 1,257,106

Reinvestment of distributions    201,460

Shares redeemed                  (968,795)

Net increase (decrease)         $ 489,771

CLASS B Shares sold             $ 598,852

Reinvestment of distributions    48,184

Shares redeemed                  (172,228)

Net increase (decrease)         $ 474,808

CLASS C Shares sold             $ 191,117

Reinvestment of distributions    2,549

Shares redeemed                  (45,190)

Net increase (decrease)         $ 148,476

INSTITUTIONAL CLASS Shares      $ 133,230
sold

Reinvestment of distributions    10,139

Shares redeemed                  (88,085)

Net increase (decrease)         $ 55,284


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor High Yield Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 1999. For the fiscal years ended October 31, 1998 and October 31, 1997, PricewaterhouseCooper's LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HYI-SANN-0699  77845
1.703463.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
INTERMEDIATE BOND
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             21  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    24  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           25  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  35  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 44  Notes to the financial
                          statements.





Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past one year, past five years, and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999       PAST 6 MONTHS  PAST 1  YEAR  PAST 5  YEARS  PAST 10  YEARS

FIDELITY ADV INT BOND - CL A       1.26%          5.71%         34.77%         110.86%

FIDELITY ADV INT BOND - CL A       -2.53%         1.75%         29.72%         102.95%
(INCL. 3.75% SALES CHARGE)

LB Int Govt/Corp Bond              0.51%          6.37%         41.63%         119.91%

Short-Intermediate Investment      1.07%          5.23%         35.28%         102.44%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL A   5.71%        6.15%         7.75%

FIDELITY ADV INT BOND - CL A   1.75%        5.34%         7.33%
(INCL. 3.75% SALES CHARGE)

LB Int Gov/Corp Bond           6.37%        7.21%         8.20%

Short-Intermediate Investment  5.23%        6.22%         7.30%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1989/04/30       9625.00                    10000.00
  1989/05/31       9806.01                    10198.57
  1989/06/30      10044.94                    10455.68
  1989/07/31      10257.44                    10670.36
  1989/08/31      10118.91                    10532.45
  1989/09/30      10166.68                    10582.21
  1989/10/31      10378.81                    10805.91
  1989/11/30      10464.18                    10909.22
  1989/12/31      10481.43                    10939.08
  1990/01/31      10377.18                    10868.94
  1990/02/28      10411.31                    10908.51
  1990/03/31      10396.75                    10922.73
  1990/04/30      10329.54                    10884.81
  1990/05/31      10574.88                    10745.01
  1990/06/30      10716.26                    11272.96
  1990/07/31      10859.34                    11429.35
  1990/08/31      10768.68                    11382.43
  1990/09/30      10848.29                    11470.34
  1990/10/31      10950.52                    11603.52
  1990/11/30      11140.07                    11372.24
  1990/12/31      11310.77                    11940.71
  1991/01/31      11394.85                    12061.80
  1991/02/28      11486.24                    12158.24
  1991/03/31      11559.01                    12240.94
  1991/04/30      11687.93                    12374.35
  1991/05/31      11750.28                    12450.42
  1991/06/30      11753.81                    12459.18
  1991/07/31      11886.01                    12598.04
  1991/08/31      12135.54                    12838.56
  1991/09/30      12360.94                    13059.41
  1991/10/31      12507.21                    13208.45
  1991/11/30      12626.87                    13360.11
  1991/12/31      13025.21                    13686.41
  1992/01/31      12858.54                    13562.47
  1992/02/29      12891.90                    13616.03
  1992/03/31      12845.49                    13562.47
  1992/04/30      12917.67                    13681.67
  1992/05/31      13153.75                    13893.75
  1992/06/30      13339.23                    14099.43
  1992/07/31      13653.19                    14379.75
  1992/08/31      13779.42                    14523.59
  1992/09/30      13939.72                    14720.74
  1992/10/31      13733.99                    14529.75
  1992/11/30      13769.05                    14474.54
  1992/12/31      13953.55                    14668.37
  1993/01/31      14231.66                    14953.67
  1993/02/28      14515.62                    15189.45
  1993/03/31      14610.97                    15249.88
  1993/04/30      14700.68                    15372.62
  1993/05/31      14711.01                    15338.50
  1993/06/30      15002.67                    15579.25
  1993/07/31      15118.87                    15617.40
  1993/08/31      15451.45                    15865.03
  1993/09/30      15495.70                    15930.90
  1993/10/31      15579.13                    15973.56
  1993/11/30      15489.93                    15884.46
  1993/12/31      15557.26                    15957.20
  1994/01/31      15721.56                    16134.45
  1994/02/28      15417.70                    15895.83
  1994/03/31      15119.06                    15633.52
  1994/04/30      15058.94                    15527.12
  1994/05/31      15006.98                    15537.55
  1994/06/30      15002.82                    15539.68
  1994/07/31      15145.19                    15763.37
  1994/08/31      15143.39                    15812.66
  1994/09/30      15068.23                    15667.16
  1994/10/31      15069.14                    15665.03
  1994/11/30      15112.35                    15593.94
  1994/12/31      15173.54                    15649.16
  1995/01/31      15338.48                    15912.89
  1995/02/28      15528.11                    16242.98
  1995/03/31      15607.46                    16335.87
  1995/04/30      15761.33                    16537.52
  1995/05/31      16146.34                    17037.51
  1995/06/30      16241.87                    17151.73
  1995/07/31      16233.18                    17154.10
  1995/08/31      16363.47                    17310.25
  1995/09/30      16478.69                    17435.61
  1995/10/31      16644.08                    17629.91
  1995/11/30      16839.23                    17861.66
  1995/12/31      17023.77                    18048.86
  1996/01/31      17164.46                    18204.54
  1996/02/29      16952.41                    17990.81
  1996/03/31      16886.75                    17898.15
  1996/04/30      16801.42                    17834.89
  1996/05/31      16780.90                    17821.38
  1996/06/30      16934.57                    18010.71
  1996/07/31      16978.95                    18064.26
  1996/08/31      17007.40                    18078.48
  1996/09/30      17193.59                    18330.37
  1996/10/31      17465.61                    18654.30
  1996/11/30      17667.09                    18900.26
  1996/12/31      17571.07                    18779.18
  1997/01/31      17645.39                    18852.16
  1997/02/28      17662.03                    18888.18
  1997/03/31      17552.10                    18757.85
  1997/04/30      17745.77                    18978.22
  1997/05/31      17856.96                    19135.80
  1997/06/30      18033.76                    19310.44
  1997/07/31      18364.45                    19703.32
  1997/08/31      18294.43                    19604.27
  1997/09/30      18483.46                    19832.23
  1997/10/31      18659.01                    20051.89
  1997/11/30      18693.66                    20096.21
  1997/12/31      18836.69                    20256.87
  1998/01/31      19066.08                    20522.26
  1998/02/28      19057.44                    20506.62
  1998/03/31      19129.40                    20572.50
  1998/04/30      19198.57                    20675.58
  1998/05/31      19342.27                    20827.23
  1998/06/30      19448.57                    20960.17
  1998/07/31      19502.25                    21034.10
  1998/08/31      19720.20                    21364.66
  1998/09/30      20083.71                    21901.38
  1998/10/31      20042.24                    21879.81
  1998/11/30      20095.15                    21878.15
  1998/12/31      20185.86                    21966.07
  1999/01/31      20314.96                    22086.68
  1999/02/28      20095.44                    21762.04
  1999/03/31      20224.80                    21924.43
  1999/04/30      20295.48                    21991.00
IMATRL PRASUN   SHR__CHT 19990430 19990517 105438 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on April 30, 1989, and the current 3.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $20,295 - a 102.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,991 - a 119.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,         SEPTEMBER 3, 1996
                                                                              (COMMENCEMENT OF SALE OF
                                                                              CLASS A SHARES) TO  OCTOBER
                                                                              31,

                  1999                        1998                     1997   1996

Dividend returns  2.65%                       5.71%                    6.16%  1.00%

Capital returns   -1.39%                      1.70%                    0.67%  1.64%

Total returns     1.26%                       7.41%                    6.83%  2.64%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.71(cents)   28.48(cents)   57.53(cents)

Annualized dividend rate      5.38%         5.37%          5.38%

30-day annualized yield       4.93%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.65 over the past one month, $10.69 over the past six months and $10.69 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares, took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1  YEAR  PAST 5  YEARS  PAST 10  YEARS

FIDELITY ADV INT BOND - CL T   1.19%          5.51%         34.52%         110.46%

FIDELITY ADV INT BOND - CL T   -1.59%         2.61%         30.82%         104.67%
(INCL. 2.75% SALES CHARGE)

LB Int Govt/Corp Bond          0.51%          6.37%         41.63%         119.91%

Short-Intermediate Investment  1.07%          5.23%         35.28%         102.44%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL T   5.51%        6.11%         7.73%

FIDELITY ADV INT BOND - CL T   2.61%        5.52%         7.43%
(INCL. 2.75% SALES CHARGE)

LB Int Govt/Corp Bond          6.37%        7.21%         8.20%

Short-Intermediate Investment  5.23%        6.22%         7.30%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1989/04/30       9725.00                    10000.00
  1989/05/31       9907.89                    10198.57
  1989/06/30      10149.30                    10455.68
  1989/07/31      10364.01                    10670.36
  1989/08/31      10224.04                    10532.45
  1989/09/30      10272.31                    10582.21
  1989/10/31      10486.64                    10805.91
  1989/11/30      10572.90                    10909.22
  1989/12/31      10590.33                    10939.08
  1990/01/31      10485.00                    10868.94
  1990/02/28      10519.48                    10908.51
  1990/03/31      10504.77                    10922.73
  1990/04/30      10436.86                    10884.81
  1990/05/31      10684.75                    10745.01
  1990/06/30      10827.60                    11272.96
  1990/07/31      10972.16                    11429.35
  1990/08/31      10880.57                    11382.43
  1990/09/30      10961.00                    11470.34
  1990/10/31      11064.29                    11603.52
  1990/11/30      11255.82                    11372.24
  1990/12/31      11428.28                    11940.71
  1991/01/31      11513.24                    12061.80
  1991/02/28      11605.57                    12158.24
  1991/03/31      11679.10                    12240.94
  1991/04/30      11809.36                    12374.35
  1991/05/31      11872.36                    12450.42
  1991/06/30      11875.93                    12459.18
  1991/07/31      12009.50                    12598.04
  1991/08/31      12261.62                    12838.56
  1991/09/30      12489.37                    13059.41
  1991/10/31      12637.15                    13208.45
  1991/11/30      12758.06                    13360.11
  1991/12/31      13160.54                    13686.41
  1992/01/31      12992.13                    13562.47
  1992/02/29      13025.84                    13616.03
  1992/03/31      12978.95                    13562.47
  1992/04/30      13051.88                    13681.67
  1992/05/31      13290.41                    13893.75
  1992/06/30      13477.82                    14099.43
  1992/07/31      13795.04                    14379.75
  1992/08/31      13922.59                    14523.59
  1992/09/30      14084.55                    14720.74
  1992/10/31      13876.68                    14529.75
  1992/11/30      13912.11                    14474.54
  1992/12/31      14098.52                    14668.37
  1993/01/31      14379.53                    14953.67
  1993/02/28      14666.43                    15189.45
  1993/03/31      14762.77                    15249.88
  1993/04/30      14853.41                    15372.62
  1993/05/31      14863.85                    15338.50
  1993/06/30      15158.54                    15579.25
  1993/07/31      15275.95                    15617.40
  1993/08/31      15611.98                    15865.03
  1993/09/30      15656.70                    15930.90
  1993/10/31      15741.00                    15973.56
  1993/11/30      15650.87                    15884.46
  1993/12/31      15718.90                    15957.20
  1994/01/31      15884.90                    16134.45
  1994/02/28      15577.89                    15895.83
  1994/03/31      15276.14                    15633.52
  1994/04/30      15215.40                    15527.12
  1994/05/31      15162.90                    15537.55
  1994/06/30      15158.69                    15539.68
  1994/07/31      15302.54                    15763.37
  1994/08/31      15300.73                    15812.66
  1994/09/30      15224.78                    15667.16
  1994/10/31      15225.71                    15665.03
  1994/11/30      15269.36                    15593.94
  1994/12/31      15331.19                    15649.16
  1995/01/31      15497.84                    15912.89
  1995/02/28      15689.44                    16242.98
  1995/03/31      15769.62                    16335.87
  1995/04/30      15925.08                    16537.52
  1995/05/31      16314.09                    17037.51
  1995/06/30      16410.62                    17151.73
  1995/07/31      16401.84                    17154.10
  1995/08/31      16533.48                    17310.25
  1995/09/30      16649.89                    17435.61
  1995/10/31      16817.01                    17629.91
  1995/11/30      17014.18                    17861.66
  1995/12/31      17200.64                    18048.86
  1996/01/31      17342.80                    18204.54
  1996/02/29      17128.54                    17990.81
  1996/03/31      17062.20                    17898.15
  1996/04/30      16975.98                    17834.89
  1996/05/31      16955.24                    17821.38
  1996/06/30      17110.51                    18010.71
  1996/07/31      17155.35                    18064.26
  1996/08/31      17184.10                    18078.48
  1996/09/30      17389.14                    18330.37
  1996/10/31      17662.99                    18654.30
  1996/11/30      17882.57                    18900.26
  1996/12/31      17786.99                    18779.18
  1997/01/31      17844.20                    18852.16
  1997/02/28      17859.27                    18888.18
  1997/03/31      17747.94                    18757.85
  1997/04/30      17942.61                    18978.22
  1997/05/31      18054.26                    19135.80
  1997/06/30      18214.26                    19310.44
  1997/07/31      18565.31                    19703.32
  1997/08/31      18476.37                    19604.27
  1997/09/30      18683.82                    19832.23
  1997/10/31      18860.02                    20051.89
  1997/11/30      18876.44                    20096.21
  1997/12/31      19037.07                    20256.87
  1998/01/31      19267.93                    20522.26
  1998/02/28      19258.14                    20506.62
  1998/03/31      19329.93                    20572.50
  1998/04/30      19398.33                    20675.58
  1998/05/31      19524.46                    20827.23
  1998/06/30      19631.22                    20960.17
  1998/07/31      19684.73                    21034.10
  1998/08/31      19903.90                    21364.66
  1998/09/30      20269.23                    21901.38
  1998/10/31      20225.83                    21879.81
  1998/11/30      20275.46                    21878.15
  1998/12/31      20364.82                    21966.07
  1999/01/31      20511.48                    22086.68
  1999/02/28      20269.20                    21762.04
  1999/03/31      20397.64                    21924.43
  1999/04/30      20467.33                    21991.76
IMATRL PRASUN   SHR__CHT 19990430 19990517 110040 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on April 30, 1989, and the current 2.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $20,467 - a 104.67% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,991 - a 119.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998                     1997   1996    1995    1994

Dividend returns  2.58%                       5.64%                    6.12%  6.53%   6.46%   5.43%

Capital returns   -1.39%                      1.60%                    0.66%  -1.50%   3.99%  -8.70%

Total returns     1.19%                       7.24%                    6.78%  5.03%   10.45%  -3.27%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.63(cents)   27.74(cents)   56.48(cents)

Annualized dividend rate      5.29%         5.23%          5.28%

30-day annualized yield       4.86%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.65 over the past one month, $10.69 over the past six months and $10.69 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 3%, 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five years, and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL B   0.90%          4.85%        29.95%        103.31%

FIDELITY ADV INT BOND - CL B   -2.06%         1.85%        29.95%        103.31%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          0.51%          6.37%        41.63%        119.91%

Short-Intermediate Investment  1.07%          5.23%        35.28%        102.44%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL B    4.85%        5.38%         7.35%

FIDELITY ADV INT BOND - CL B    1.85%        5.38%         7.35%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond           6.37%        7.21%         8.20%

Short-Intermediate Investment   5.23%        6.22%         7.30%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1989/04/30      10000.00                    10000.00
  1989/05/31      10188.07                    10198.57
  1989/06/30      10436.30                    10455.68
  1989/07/31      10657.08                    10670.36
  1989/08/31      10513.16                    10532.45
  1989/09/30      10562.79                    10582.21
  1989/10/31      10783.18                    10805.91
  1989/11/30      10871.87                    10909.22
  1989/12/31      10889.80                    10939.08
  1990/01/31      10781.49                    10868.94
  1990/02/28      10816.95                    10908.51
  1990/03/31      10801.82                    10922.73
  1990/04/30      10731.99                    10884.81
  1990/05/31      10986.89                    10745.01
  1990/06/30      11133.78                    11272.96
  1990/07/31      11282.43                    11429.35
  1990/08/31      11188.24                    11382.43
  1990/09/30      11270.95                    11470.34
  1990/10/31      11377.17                    11603.52
  1990/11/30      11574.10                    11372.24
  1990/12/31      11751.45                    11940.71
  1991/01/31      11838.81                    12061.80
  1991/02/28      11933.75                    12158.24
  1991/03/31      12009.36                    12240.94
  1991/04/30      12143.30                    12374.35
  1991/05/31      12208.08                    12450.42
  1991/06/30      12211.76                    12459.18
  1991/07/31      12349.10                    12598.04
  1991/08/31      12608.35                    12838.56
  1991/09/30      12842.54                    13059.41
  1991/10/31      12994.50                    13208.45
  1991/11/30      13118.83                    13360.11
  1991/12/31      13532.69                    13686.41
  1992/01/31      13359.52                    13562.47
  1992/02/29      13394.18                    13616.03
  1992/03/31      13345.97                    13562.47
  1992/04/30      13420.96                    13681.67
  1992/05/31      13666.23                    13893.75
  1992/06/30      13858.94                    14099.43
  1992/07/31      14185.13                    14379.75
  1992/08/31      14316.28                    14523.59
  1992/09/30      14482.83                    14720.74
  1992/10/31      14269.08                    14529.75
  1992/11/30      14305.51                    14474.54
  1992/12/31      14497.19                    14668.37
  1993/01/31      14786.15                    14953.67
  1993/02/28      15081.17                    15189.45
  1993/03/31      15180.22                    15249.88
  1993/04/30      15273.43                    15372.62
  1993/05/31      15284.17                    15338.50
  1993/06/30      15587.19                    15579.25
  1993/07/31      15707.91                    15617.40
  1993/08/31      16053.45                    15865.03
  1993/09/30      16099.43                    15930.90
  1993/10/31      16186.11                    15973.56
  1993/11/30      16093.44                    15884.46
  1993/12/31      16163.39                    15957.20
  1994/01/31      16334.09                    16134.45
  1994/02/28      16018.39                    15895.83
  1994/03/31      15708.11                    15633.52
  1994/04/30      15645.66                    15527.12
  1994/05/31      15591.67                    15537.55
  1994/06/30      15587.34                    15539.68
  1994/07/31      15718.33                    15763.37
  1994/08/31      15704.93                    15812.66
  1994/09/30      15616.26                    15667.16
  1994/10/31      15590.86                    15665.03
  1994/11/30      15625.27                    15593.94
  1994/12/31      15662.05                    15649.16
  1995/01/31      15822.08                    15912.89
  1995/02/28      16008.91                    16242.98
  1995/03/31      16095.55                    16335.87
  1995/04/30      16228.71                    16537.52
  1995/05/31      16630.88                    17037.51
  1995/06/30      16734.46                    17151.73
  1995/07/31      16700.10                    17154.10
  1995/08/31      16824.98                    17310.25
  1995/09/30      16934.50                    17435.61
  1995/10/31      17095.16                    17629.91
  1995/11/30      17284.69                    17861.66
  1995/12/31      17464.87                    18048.86
  1996/01/31      17584.54                    18204.54
  1996/02/29      17374.85                    17990.81
  1996/03/31      17281.28                    17898.15
  1996/04/30      17200.10                    17834.89
  1996/05/31      17151.79                    17821.38
  1996/06/30      17316.44                    18010.71
  1996/07/31      17334.70                    18064.26
  1996/08/31      17353.35                    18078.48
  1996/09/30      17551.39                    18330.37
  1996/10/31      17835.60                    18654.30
  1996/11/30      18030.75                    18900.26
  1996/12/31      17923.86                    18779.18
  1997/01/31      17989.21                    18852.16
  1997/02/28      17994.39                    18888.18
  1997/03/31      17869.93                    18757.85
  1997/04/30      18038.46                    18978.22
  1997/05/31      18157.48                    19135.80
  1997/06/30      18308.39                    19310.44
  1997/07/31      18632.67                    19703.32
  1997/08/31      18549.88                    19604.27
  1997/09/30      18730.31                    19832.23
  1997/10/31      18896.50                    20051.89
  1997/11/30      18902.18                    20096.21
  1997/12/31      19053.32                    20256.87
  1998/01/31      19291.37                    20522.26
  1998/02/28      19271.65                    20506.62
  1998/03/31      19332.32                    20572.50
  1998/04/30      19390.30                    20675.58
  1998/05/31      19504.94                    20827.23
  1998/06/30      19618.91                    20960.17
  1998/07/31      19642.14                    21034.10
  1998/08/31      19849.75                    21364.66
  1998/09/30      20203.82                    21901.38
  1998/10/31      20149.52                    21879.81
  1998/11/30      20190.38                    21878.15
  1998/12/31      20268.92                    21966.07
  1999/01/31      20385.94                    22086.68
  1999/02/28      20152.57                    21762.04
  1999/03/31      20270.08                    21924.43
  1999/04/30      20331.18                    21991.76
IMATRL PRASUN   SHR__CHT 19990430 19990517 105753 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on April 30, 1989. As the chart shows, by April 30, 1999 the value of the investment would have been $20,331 - a 103.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,991 - a 119.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                 SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,      JUNE 30, 1994 (COMMENCEMENT
                                                                          OF SALE OF  CLASS B SHARES)
                                                                          TO OCTOBER 31,


                  1999                       1998   1997   1996    1995   1994

Dividend returns  2.29%                      4.93%  5.38%  5.83%   5.66%  1.55%

Capital returns   -1.39%                     1.70%  0.57%  -1.50%  3.99%  -1.53%

Total returns     0.90%                      6.63%  5.95%  4.33%   9.65%  0.02%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.20(cents)   24.62(cents)   49.71(cents)

Annualized dividend rate      4.80%         4.65%          4.65%

30-day annualized yield       4.48%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.64 over the past one month, $10.68 over the past six months and $10.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five years, and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL C   0.86%          4.76%        29.50%        102.62%

FIDELITY ADV INT BOND - CL C   -0.12%         3.76%        29.50%        102.62%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          0.51%          6.37%        41.63%        119.91%

Short-Intermediate Investment  1.07%          5.23%        35.28%        102.44%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL C   4.76%        5.31%         7.32%

FIDELITY ADV INT BOND - CL C   3.76%        5.31%         7.32%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          6.37%        7.21%         8.20%

Short-Intermediate Investment  5.23%        6.22%         7.30%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL C      LB Intermediate Govt/Corp
             00524                       LB007
  1989/04/30      10000.00                    10000.00
  1989/05/31      10188.07                    10198.57
  1989/06/30      10436.30                    10455.68
  1989/07/31      10657.08                    10670.36
  1989/08/31      10513.16                    10532.45
  1989/09/30      10562.79                    10582.21
  1989/10/31      10783.18                    10805.91
  1989/11/30      10871.87                    10909.22
  1989/12/31      10889.80                    10939.08
  1990/01/31      10781.49                    10868.94
  1990/02/28      10816.95                    10908.51
  1990/03/31      10801.82                    10922.73
  1990/04/30      10731.99                    10884.81
  1990/05/31      10986.89                    10745.01
  1990/06/30      11133.78                    11272.96
  1990/07/31      11282.43                    11429.35
  1990/08/31      11188.24                    11382.43
  1990/09/30      11270.95                    11470.34
  1990/10/31      11377.17                    11603.52
  1990/11/30      11574.10                    11372.24
  1990/12/31      11751.45                    11940.71
  1991/01/31      11838.81                    12061.80
  1991/02/28      11933.75                    12158.24
  1991/03/31      12009.36                    12240.94
  1991/04/30      12143.30                    12374.35
  1991/05/31      12208.08                    12450.42
  1991/06/30      12211.76                    12459.18
  1991/07/31      12349.10                    12598.04
  1991/08/31      12608.35                    12838.56
  1991/09/30      12842.54                    13059.41
  1991/10/31      12994.50                    13208.45
  1991/11/30      13118.83                    13360.11
  1991/12/31      13532.69                    13686.41
  1992/01/31      13359.52                    13562.47
  1992/02/29      13394.18                    13616.03
  1992/03/31      13345.97                    13562.47
  1992/04/30      13420.96                    13681.67
  1992/05/31      13666.23                    13893.75
  1992/06/30      13858.94                    14099.43
  1992/07/31      14185.13                    14379.75
  1992/08/31      14316.28                    14523.59
  1992/09/30      14482.83                    14720.74
  1992/10/31      14269.08                    14529.75
  1992/11/30      14305.51                    14474.54
  1992/12/31      14497.19                    14668.37
  1993/01/31      14786.15                    14953.67
  1993/02/28      15081.17                    15189.45
  1993/03/31      15180.22                    15249.88
  1993/04/30      15273.43                    15372.62
  1993/05/31      15284.17                    15338.50
  1993/06/30      15587.19                    15579.25
  1993/07/31      15707.91                    15617.40
  1993/08/31      16053.45                    15865.03
  1993/09/30      16099.43                    15930.90
  1993/10/31      16186.11                    15973.56
  1993/11/30      16093.44                    15884.46
  1993/12/31      16163.39                    15957.20
  1994/01/31      16334.09                    16134.45
  1994/02/28      16018.39                    15895.83
  1994/03/31      15708.11                    15633.52
  1994/04/30      15645.66                    15527.12
  1994/05/31      15591.67                    15537.55
  1994/06/30      15587.34                    15539.68
  1994/07/31      15718.33                    15763.37
  1994/08/31      15704.93                    15812.66
  1994/09/30      15616.26                    15667.16
  1994/10/31      15590.86                    15665.03
  1994/11/30      15625.27                    15593.94
  1994/12/31      15662.05                    15649.16
  1995/01/31      15822.08                    15912.89
  1995/02/28      16008.91                    16242.98
  1995/03/31      16095.55                    16335.87
  1995/04/30      16228.71                    16537.52
  1995/05/31      16630.88                    17037.51
  1995/06/30      16734.46                    17151.73
  1995/07/31      16700.10                    17154.10
  1995/08/31      16824.98                    17310.25
  1995/09/30      16934.50                    17435.61
  1995/10/31      17095.16                    17629.91
  1995/11/30      17284.69                    17861.66
  1995/12/31      17464.87                    18048.86
  1996/01/31      17584.54                    18204.54
  1996/02/29      17374.85                    17990.81
  1996/03/31      17281.28                    17898.15
  1996/04/30      17200.10                    17834.89
  1996/05/31      17151.79                    17821.38
  1996/06/30      17316.44                    18010.71
  1996/07/31      17334.70                    18064.26
  1996/08/31      17353.35                    18078.48
  1996/09/30      17551.39                    18330.37
  1996/10/31      17835.60                    18654.30
  1996/11/30      18030.75                    18900.26
  1996/12/31      17923.86                    18779.18
  1997/01/31      17989.21                    18852.16
  1997/02/28      17994.39                    18888.18
  1997/03/31      17869.93                    18757.85
  1997/04/30      18038.46                    18978.22
  1997/05/31      18157.48                    19135.80
  1997/06/30      18308.39                    19310.44
  1997/07/31      18632.67                    19703.32
  1997/08/31      18549.88                    19604.27
  1997/09/30      18730.31                    19832.23
  1997/10/31      18896.50                    20051.89
  1997/11/30      18897.35                    20096.21
  1997/12/31      19044.97                    20256.87
  1998/01/31      19262.85                    20522.26
  1998/02/28      19225.80                    20506.62
  1998/03/31      19284.80                    20572.50
  1998/04/30      19341.02                    20675.58
  1998/05/31      19453.57                    20827.23
  1998/06/30      19565.72                    20960.17
  1998/07/31      19587.31                    21034.10
  1998/08/31      19792.45                    21364.66
  1998/09/30      20162.68                    21901.38
  1998/10/31      20088.34                    21879.81
  1998/11/30      20128.70                    21878.15
  1998/12/31      20205.76                    21966.07
  1999/01/31      20340.71                    22086.68
  1999/02/28      20087.35                    21762.04
  1999/03/31      20202.96                    21924.43
  1999/04/30      20261.87                    21991.00
IMATRL PRASUN   SHR__CHT 19990430 19990517 105849 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on April 30, 1989. As the chart shows, by April 30, 1999 the value of the investment would have been $20,262 - a 102.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,991 - a 119.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS
                  SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                                              (COMMENCEMENT OF SALE OF
                                              CLASS C SHARES) TO OCTOBER 31,

                  1999                        1998

Dividend returns  2.25%                       4.77%

Capital returns   -1.39%                      1.80%

Total returns     0.86%                       6.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIOD ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          4.10(cents)   24.23(cents)   48.79(cents)

Annualized dividend rate     4.69%         4.58%          4.57%

30-day annualized yield      4.37%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.64 over the past one month, $10.68 over the past six months and $10.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for the
six-month period that ended April
30, 1999. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - posted a total
return of 0.69% for this period.
Confronted with strong indications
of improving conditions abroad
and the lingering fear of inflation
from an overheated U.S. economy,
Treasuries gave back nearly all of
their flight-to-quality gains
captured during the fall. As prices
plunged, yields soared to levels not
seen since early August - at the
outset of the global crisis. As such,
the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations -
fueled rallies as each sector
managed strong returns relative to
comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 1.26%, 1.19%, 0.90% and 0.86%, respectively. By comparison, the short-intermediate investment grade debt funds average tracked by Lipper Inc. returned 1.07%, and the Lehman Brothers Intermediate Government/Corporate Bond Index returned 0.51%. For the 12 months that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 5.71%, 5.51%, 4.85% and 4.76%, respectively. During the same period, the Lipper peer group returned 5.23%, while the Lehman Brothers index returned 6.37%.

Q. THE FUND PERFORMED RELATIVELY WELL AGAINST ITS PEERS OVER THE PAST SIX-MONTH PERIOD. TO WHAT DO YOU ATTRIBUTE THIS SUCCESS?

A. Unlike some competitors, the fund did not have much exposure to Asia or to cyclicals during the downturn of the late summer. Another factor is that a number of competitors engaged in market-timing strategies. Over the past six months, it became clearly evident how easy it was to get burned taking this approach. We don't market-time because we feel that it is simply impossible to predict the market's direction. Consequently, in the fall, those who bought Treasuries when yields were at their lowest, and prices at their highest, suffered during the reversal later in the period.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE RELATIVE TO ITS
BENCHMARK?

A. During the fall, the fund was overweighted in corporate bonds and mortgage securities. At the time, this positioning led to a slight underperformance compared to the Lehman index, which excludes mortgage securities and is heavily weighted in Treasuries. The majority of the fund's tilt on the corporate side was toward short-term issues; they tend to offer a yield advantage over Treasuries without a lot of incremental price risk. This strategy offered some protection for the fund over the period. Those corporates we did own were defensive - cable companies and telephone utilities - which were hurt as well in the fall, but not as much as the paper companies or investment-grade Asian corporate bonds, which are components of the index. Late in the period, the corporate bond market rallied. The telecommunications sector, for instance, not only made back all of the underperformance of the early fall, but returned even more. The market had a veritable love affair with telecom and media companies, but remained bearish on cyclicals for much of the period. These factors, together with the recovery in the mortgage market due to a slowdown in prepayment activity, proved beneficial for the fund.

Q. WHAT INVESTMENTS HURT PERFORMANCE?

A. As yield spreads widened at the beginning of the six-month period, I could have shifted to a below-normal position in corporate bonds and mortgages, although staying the course did help later in the period. Within corporates, I should have owned more energy securities over the last two months of the period. The fear with the oil industry was that higher-rated companies with a lot of cash, those which we would like to own, would likely acquire companies with more leveraged balance sheets. Such acquisitions could drive the credit quality of the higher-rated company down. So, even though the energy sector was cheap, event risk simply rendered the securities difficult to analyze.

Q. WHAT'S YOUR OUTLOOK?

A. I am optimistic. Overall, it's an ideal environment for investing in bonds. From an interest-rate perspective, I don't foresee any significant moves one way or the other on the horizon. I think we're set up for an environment where the spread sectors - mortgages, corporates and the like - should outperform Treasuries over the next six months. The Treasury market has given back virtually all of the flight to quality from the fall. Corporates and mortgages, on the other hand, have only retraced half of their cheapening and are thus attractive relative to Treasuries. I feel that the corporate market still has a lot of value in specific sectors, and I expect corporate cash flows to remain strong in the coming months. The mortgage market should be a good sector to own for a while. I may add to the position if we see a short-term drop in prices. Overall, the market is conditioned to expect little or no inflation. As for the general level of interest rates, although the possibility of Fed tightening does exist, an uptick in inflation appears nowhere in sight. I think the bond market is in for a reasonably stable period for the next six to 12 months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income;
may also seek capital
appreciation

START DATE: February 2, 1984

SIZE: as of April 30, 1999,
more than $561 million

MANAGER: Kevin Grant, since
1995; joined Fidelity in
1993

KEVIN GRANT ON NAVIGATING
THROUGH SEAS OF MARKET
TURBULENCE:

"In times of uncertainty, investors
need to take a hard look at their
investment objectives. I suggest
they take a long-term view. It is
true that over short periods of
time, corporate bonds and
mortgage securities can
underperform Treasuries.
However, over the long term, the
yield advantage of corporates and
mortgages usually wins. It is
important to remember that yield
takes a year or two to create value.
So, if you're really concerned about
safety and high-quality
instruments, you should most
likely be in a government money
market fund. This approach,
however, is not what investing is
all about - it's about the longer
term. If you have a two- to
three-year time horizon, you
probably don't want to own
Treasuries. There are so many
other more attractive options
available in the marketplace. You
must, however, be comfortable
with the fact that random things
do happen and that, over short
periods of time, your return may fall
short of expectations. But
performance is likely to recover,
and then some, just by giving yield
some time to work for you. I think
you need to look at your portfolio
as a basket of investments, not as
a series of trades."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             56.8                     54.8

Aa                              2.8                      4.3

A                               18.4                     17.2

Baa                             13.6                     9.4

Ba and Below                    1.2                      1.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          5.8   5.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           3.5   3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Corporate bonds 37.0%
U.S. government
and agency
obligations 42.3%
Foreign government
obligations 2.9%
Other 5.0%
Short-term
investments 12.8%
* FOREIGN INVESTMENTS 10.5%

Row: 1, Col: 1, Value: 37.0
Row: 1, Col: 2, Value: 42.3
Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 12.8

AS OF OCTOBER 31, 1998 **

Corporate bonds 39.8%
U.S. government
and agency
obligations 46.0%
Foreign government
obligations 2.6%
Other 4.4%
Short-term
investments 7.2%
**FOREIGN INVESTMENTS 11.1%

Row: 1, Col: 1, Value: 39.8
Row: 1, Col: 2, Value: 46.0
Row: 1, Col: 3, Value: 2.6
Row: 1, Col: 4, Value: 4.4
Row: 1, Col: 5, Value: 7.2



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 29.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 1.5%

Monsanto Co. 5.75% 12/1/05 (c)    A2        $ 5,000,000                     $ 4,906,250

Praxair, Inc. 6.15% 4/15/03       A3         3,640,000                       3,622,018

                                                                             8,528,268

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       255,000                         258,856
9/15/04

TOTAL BASIC INDUSTRIES                                                       8,787,124

CONSTRUCTION & REAL ESTATE -
0.9%

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

CenterPoint Properties Trust      Baa2       640,000                         611,731
6.75% 4/1/05

Equity Office Properties          Baa1       4,000,000                       3,964,000
Trust 6.5% 1/15/04

ProLogis Trust 6.7% 4/15/04       Baa1       415,000                         412,556

                                                                             4,988,287

ENERGY - 0.7%

OIL & GAS - 0.7%

Apache Finance Property Ltd.      Baa1       700,000                         693,000
6.5% 12/15/07

Conoco, Inc.:

5.9% 4/15/04                      A3         600,000                         595,680

6.95% 4/15/29                     A3         995,000                         983,856

Petro-Canada 7% 11/15/28          A3         1,440,000                       1,399,766

                                                                             3,672,302

FINANCE - 14.5%

BANKS - 9.1%

ABN-Amro Bank NV, Chicago         A1         2,750,000                       2,792,130
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         2,500,000                       2,596,625

BankAmerica Corp. 10% 2/1/03      Aa3        210,000                         237,182

BankBoston Corp. 6.625% 2/1/04    A3         3,200,000                       3,264,896

BanPonce Financial Corp.:

6.69% 9/21/00                     A3         2,250,000                       2,271,848

6.75% 8/9/01                      A3         3,850,000                       3,884,419

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         2,700,000                       2,704,320

5.95% 7/15/01                     A1         3,050,000                       3,052,501

Capital One Bank 7.35% 6/20/00    Baa3       5,000,000                       5,080,550

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Capital One Financial Corp.       Ba1       $ 1,390,000                     $ 1,341,850
7.125% 8/1/08

Chase Manhattan Corp. 5.5%        Aa3        600,000                         597,780
2/15/01

Kansallis-Osake-Pankki (NY        A3         650,000                         716,768
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       1,165,000                       1,128,023

7.125% 9/17/01                    Baa3       345,000                         346,142

MBNA Corp. 6.34% 6/2/03           Baa2       450,000                         447,885

NationsBank Corp. 8.125%          Aa3        3,000,000                       3,195,720
6/15/02

Provident Bank 6.125% 12/15/00    A3         5,000,000                       5,011,250

Skandinaviska Enskilda Banken     A3         4,600,000                       4,875,678
yankee 8.45% 5/15/02

U.S. Bancorp 7.5% 6/1/26          A2         2,000,000                       2,190,840

Union Planters National Bank      A3         1,500,000                       1,534,050
6.81% 8/20/01

Wachovia Corp. 6.605% 10/1/25     A1         5,000,000                       5,063,450

                                                                             52,333,907

CREDIT & OTHER FINANCE - 5.1%

Associates Corp. of North         Aa3        1,350,000                       1,353,362
America 6% 4/15/03

AT&T Capital Corp. 7.5%           Baa3       2,380,000                       2,437,096
11/15/00

Citigroup, Inc. 5.8% 3/15/04      Aa2        3,500,000                       3,468,675

ERP Operating LP 6.55%            A3         470,000                         472,811
11/15/01

Ford Motor Credit Co. 7.75%       A1         100,000                         105,781
11/15/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        3,350,000                       3,375,561

RBSG Capital Corp. 10.125%        A2         1,500,000                       1,721,355
3/1/04

Sears Roebuck Acceptance          A2         5,000,000                       5,040,100
Corp. 6.15% 11/15/05

Spieker Properties LP 6.875%      Baa2       5,000,000                       4,960,400
2/1/05

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,160,000                       1,147,890

5.875% 5/1/04                     Baa1       2,265,000                       2,241,308

6.875% 11/15/28                   Baa1       765,000                         741,989

6.9% 5/1/19                       Baa1       1,885,000                       1,856,951

Trizec Finance Ltd. yankee        Baa3       590,000                         649,000
10.875% 10/15/05

                                                                             29,572,279

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       900,000                         902,862
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3        $ 700,000                       $ 689,829
5/15/05

TOTAL FINANCE                                                                83,498,877

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       4,000,000                       4,024,200
yankee 6.125% 6/15/01

POLLUTION CONTROL - 1.1%

WMX Technologies, Inc. 7.1%       Baa2       6,000,000                       6,217,380
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 10,241,580
EQUIPMENT

MEDIA & LEISURE - 0.7%

BROADCASTING - 0.7%

TCI Communications, Inc.          A2         3,470,000                       4,162,161
8.75% 8/1/15

NONDURABLES - 2.1%

BEVERAGES - 1.0%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       135,000                         134,602

6.625% 12/15/05                   Baa3       5,500,000                       5,511,660

Seagram Co. Ltd. yankee           Baa3       270,000                         253,125
6.875% 9/1/23

                                                                             5,899,387

TOBACCO - 1.1%

Philip Morris Companies, Inc.     A2         6,000,000                       6,135,900
6.95% 6/1/06

TOTAL NONDURABLES                                                            12,035,287

RETAIL & WHOLESALE - 1.6%

DRUG STORES - 0.8%

Rite Aid Corp. 6% 12/15/05 (c)    Baa1       5,000,000                       4,784,500

GROCERY STORES - 0.4%

Kroger Co. 6% 7/1/00              Baa3       1,970,000                       1,972,522

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

USA Networks, Inc./USANI LLC      Ba1       $ 2,500,000                     $ 2,487,500
6.75% 11/15/05 (c)

TOTAL RETAIL & WHOLESALE                                                     9,244,522

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 0.9%

First Data Corp. 6.625% 4/1/03    A2         5,000,000                       5,088,600

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc. 5.95% 4/30/02      Baa1       2,000,000                       1,991,640

TOTAL TECHNOLOGY                                                             7,080,240

UTILITIES - 4.6%

CELLULAR - 0.6%

Cable & Wireless                  Baa1       3,760,000                       3,768,084
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 2.8%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       2,000,000                       1,966,740

7.05% 12/11/07 (c)                Baa2       5,000,000                       5,141,800

DR Investments UK PLC yankee      A2         5,000,000                       5,106,950
7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.        A3         3,840,000                       3,534,605
7.75% 12/15/27 (c)

Virginia Electric & Power Co.     A2         150,000                         156,659
7.375% 7/1/02

                                                                             15,906,754

GAS - 0.3%

Cms Panhandle Holding Co.:

6.125% 3/15/04 (c)                Baa3       1,000,000                       1,000,000

7% 7/15/29 (c)                    Baa3       750,000                         750,000

                                                                             1,750,000

TELEPHONE SERVICES - 0.9%

MCI WorldCom, Inc. 6.4%           Baa2       5,000,000                       5,060,400
8/15/05

TOTAL UTILITIES                                                              26,485,238

TOTAL NONCONVERTIBLE BONDS                                     170,195,618
(Cost $169,512,794)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 20.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.1%

Fannie Mae 6.15% 1/13/00          Aaa       $ 1,100,000                     $ 1,105,841

Farm Credit Systems Financial     Aaa        1,800,000                       2,050,308
Assistance Corp. 9.375%
7/21/03

Federal Home Loan Bank:

7.31% 6/16/04                     Aaa        3,830,000                       4,086,725

7.38% 8/5/04                      Aaa        1,930,000                       2,066,914

7.7% 9/20/04                      Aaa        1,250,000                       1,357,025

Freddie Mac 8.115% 1/31/05        Aaa        5,460,000                       6,080,201

Government Trust Certificates     Aaa        665,523                         692,343
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E 9.4%
5/15/02

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.12% 4/15/06      Aaa        272,965                         283,037

Series 1994 C, 6.61% 9/15/99      Aaa        6,409                           6,428

                                                                             17,728,822

U.S. TREASURY OBLIGATIONS -
17.5%

U.S. Treasury Bonds:

12% 8/15/13                       Aaa        1,790,000                       2,602,213

14% 11/15/11                      Aaa        1,510,000                       2,284,811

U.S. Treasury Notes:

6% 8/15/99                        Aaa        960,000                         963,540

6.375% 5/15/00                    Aaa        40,000,000                      40,562,400

6.375% 9/30/01                    Aaa        8,500,000                       8,735,705

7% 7/15/06                        Aaa        17,405,000                      19,033,934

7.25% 8/15/04                     Aaa        4,890,000                       5,323,988

7.5% 11/15/01                     Aaa        20,090,000                      21,201,178

                                                                             100,707,769

TOTAL U.S. GOVERNMENT AND                                                    118,436,591
GOVERNMENT AGENCY OBLIGATIONS
(Cost $118,525,185)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 25.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 20.3%

5.5% 9/1/10 to 5/1/11             Aaa       $ 1,544,002                     $ 1,504,010

6% 3/1/11 to 2/1/29               Aaa        52,192,696                      51,379,387

6.5% 10/1/27 to 2/1/29 (g)        Aaa        52,083,296                      51,741,108

7% 12/1/23 to 12/1/28             Aaa        3,492,323                       3,539,323

7.5% 4/1/28                       Aaa        35,589                          36,579

8.5% 6/1/11 to 4/1/27             Aaa        3,750,729                       3,931,700

9.5% 2/1/25                       Aaa        2,175,523                       2,329,833

10% 1/1/20                        Aaa        58,529                          63,595

10.5% 7/1/11 to 8/1/20            Aaa        277,174                         304,686

11% 8/1/15                        Aaa        1,576,552                       1,730,628

12.5% 2/1/11 to 4/1/15            Aaa        75,544                          87,009

                                                                             116,647,858

FREDDIE MAC - 0.7%

7% 11/1/00 to 6/1/01              Aaa        1,047,030                       1,051,909

8.5% 9/1/24 to 8/1/27             Aaa        1,927,368                       2,025,114

9.5% 1/1/17                       Aaa        14,511                          15,378

10% 4/1/05 to 8/1/10              Aaa        171,908                         180,250

10.25% 12/1/09                    Aaa        30,343                          32,420

10.5% 5/1/21                      Aaa        501,440                         549,162

11% 12/1/11                       Aaa        21,431                          23,413

11.5% 10/1/15                     Aaa        65,192                          72,135

11.75% 10/1/10                    Aaa        37,158                          40,763

                                                                             3,990,544

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 4.4%

6.5% 5/15/29 (d)                  Aaa        10,000,000                      9,943,750

7% 11/15/22 to 7/15/28            Aaa        3,879,517                       3,940,928

7.5% 2/15/28 to 10/15/28          Aaa        382,292                         394,026

8% 2/15/02 to 6/15/25             Aaa        2,482,176                       2,564,216

8.5% 4/15/17 to 12/15/21          Aaa        442,910                         469,183

9% 5/15/16 to 10/15/18            Aaa        1,934,389                       2,075,581

10% 11/15/09 to 1/15/26           Aaa        2,344,520                       2,544,165

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

11% 12/15/09 to 10/15/20          Aaa       $ 589,326                       $ 654,218

11.5% 3/15/10 to 2/15/19          Aaa        2,259,433                       2,543,124

                                                                             25,129,191

TOTAL U.S. GOVERNMENT AGENCY                                                 145,767,593
- MORTGAGE SECURITIES
(Cost $146,652,341)

ASSET-BACKED SECURITIES - 10.2%



Aesop Funding II LLC 6.22%        Aaa        8,000,000                       8,042,500
10/20/01 (c)

Arcadia Automobile                Aaa        5,000,000                       5,014,063
Receivables Trust 6.5%
6/17/02

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        1,050,919                       1,060,771

6.76% 9/15/02                     A3         394,094                         397,789

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        1,073,826                       1,075,839

5.91% 12/15/04                    Aaa        647,746                         650,276

6.6% 12/15/02                     Aaa        335,303                         338,129

Citibank Credit Card Master       A1         10,000,000                      10,076,538
Trust I 6.45% 8/15/02

Contimortgage Home Equity         Aaa        4,261,729                       4,261,729
Loan Trust 6.26% 7/15/12

Discover Card Master Trust I      A2         2,000,000                       1,988,125
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.4% 5/15/02                      A1         1,460,000                       1,471,695

6.4% 12/15/02                     Baa3       590,000                         588,525

Ford Credit Grantor Trust         Aaa        499,964                         500,121
5.9% 10/15/00

Key Auto Finance Trust 6.3%       A2         1,123,185                       1,124,413
10/15/03

KeyCorp Auto Grantor Trust        A3         12,275                          12,276
5.8% 7/15/00

MBNA Master Credit Card Trust     Aaa        10,000,000                      10,306,500
II 6.55% 1/15/07

PNC Student Loan Trust I          Aaa        5,000,000                       5,033,950
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        5,000,000                       4,964,500
2/9/04

Sears Credit Account Master       Aaa        1,983,333                       1,989,521
Trust II 6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                  58,897,260
(Cost $58,389,416)

COMMERCIAL MORTGAGE
SECURITIES - 2.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CBM Funding Corp. sequential      AA        $ 15,225                        $ 15,249
pay  Series 1996-1 Class A
1, 7.55% 7/1/99

CS First Boston Mortgage
Securities Corp.:

Series 1995-WF1 Class A-2,        AAA        4,451,342                       4,442,996
6.648% 12/21/27

Series 1998 FLI Class E,          Baa2       2,970,000                       2,904,103
5.7888% 1/10/13 (c)(e)

Equitable Life Assurance          A2         1,000,000                       1,039,320
Society of the United States
(The) Series 174 Class C1,
7.52% 5/15/06 (c)

Thirteen Affiliates of            Aaa        2,500,000                       2,514,375
General Growth Properties,
Inc. sequential pay Series 1
Class A2,  6.602% 12/15/10
(c)

Wells Fargo Capital Markets       Aaa        1,496,720                       1,515,249
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                      12,431,292
SECURITIES
(Cost $12,419,434)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 2.6%



Canadian Government 6.125%        Aa2        5,000,000                       5,081,500
7/15/02 (f)

Korean Republic:

8.75% 4/15/03 (f)                 Baa3       1,220,000                       1,282,464

8.875% 4/15/08 (f)                Baa3       2,680,000                       2,900,296

Quebec Province yankee:

6.86% 4/15/26 (b)(f)              A2         5,000,000                       5,235,100

7.125% 2/9/24 (f)                 A2         190,000                         197,674

7.5% 7/15/23 (f)                  A2         190,000                         206,123

TOTAL FOREIGN GOVERNMENT AND                                                 14,903,157
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,342,935)

SUPRANATIONAL OBLIGATIONS -
1.8%



Inter American Development        Aaa        10,000,000                      10,268,300
Bank yankee  6.29% 7/16/27
(Cost $9,937,100)

CERTIFICATES OF DEPOSIT - 0.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE  (NOTE 1)

Canadian Imperial Bank of         Aa3       $ 2,500,000                    $ 2,523,500
Commerce, New York yankee
6.2% 8/1/00 (Cost $2,503,750)


CASH EQUIVALENTS - 7.2%

                                             MATURIY AMOUNT

Investments in repurchase                    $ 41,449,091                    41,432,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $41,432,000)

TOTAL INVESTMENT IN                                                         $ 574,855,311
SECURITIES - 100%
(Cost $573,714,955)


LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,693,892 or 8.1% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(g) A portion of these securities were sold on a delayed delivery or when-issued basis.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   77.2%  AAA, AA, A   75.7%

Baa          13.6%  BBB          14.8%

Ba           1.2%   BB           0.9%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    89.5%

United Kingdom              3.5

Canada                      2.7

Multi-National              1.8

Korea (South)               1.0

Others (individually less     1.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $573,714,955. Net unrealized appreciation aggregated $1,140,356, of which $4,566,909 related to appreciated investment securities and $3,426,553 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $10,771,000 of which $9,361,000 and $1,410,000 will expire on October 31, 2004 and 2005, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 574,855,311
value (including repurchase
agreements of $41,432,000)
(cost $573,714,955) - See
accompanying schedule

Commitment to sell securities   $ (9,943,750)
on a delayed delivery basis

Receivable for securities        10,001,172     57,422
sold on a delayed delivery
basis

Receivable for investments                      1,093,451
sold, regular delivery

Cash                                            273,115

Receivable for fund shares                      1,700,975
sold

Interest receivable                             7,509,919

 TOTAL ASSETS                                   585,490,193

LIABILITIES

Payable for investments          10,462,789
purchased Regular delivery

 Delayed delivery                10,041,528

Payable for fund shares          1,998,500
redeemed

Distributions payable            565,854

Accrued management fee           199,438

Distribution fees payable        115,433

Other payables and accrued       154,118
expenses

 TOTAL LIABILITIES                              23,537,660

NET ASSETS                                     $ 561,952,533

Net Assets consist of:

Paid in capital                                $ 573,203,196

Distributions in excess of                      (1,395,190)
net investment income

Accumulated undistributed net                   (11,053,251)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                     1,197,778
(depreciation) on investments

NET ASSETS                                     $ 561,952,533

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.62
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share ($18,088,733
(divided by) 1,703,895
shares)

Maximum offering price per         $11.03
share (100/96.25 of $10.62)

CLASS T: NET ASSET VALUE and       $10.62
redemption price per share
($310,690,917 (divided by)
29,258,791 shares)

Maximum offering price per         $10.92
share (100/97.25 of $10.62)

CLASS B: NET ASSET VALUE and       $10.61
offering price per share
($55,290,641 (divided by)
5,212,136 shares) A

CLASS C: NET ASSET VALUE and       $10.61
offering price per share
($11,678,213 (divided by)
1,100,831 shares) A

INSTITUTIONAL CLASS: NET           $10.63
ASSET VALUE, offering price
and redemption price per
share ($166,204,029 (divided
by) 15,642,049 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 16,770,837
Interest

EXPENSES

Management fee                  $ 1,145,596

Transfer agent fees              532,224

Distribution fees                630,947

Accounting fees and expenses     83,429

Non-interested trustees'         906
compensation

Custodian fees and expenses      18,390

Registration fees                70,249

Audit                            19,353

Legal                            3,235

 Total expenses before           2,504,329
reductions

 Expense reductions              (2,336)       2,501,993

NET INVESTMENT INCOME                          14,268,844

REALIZED AND UNREALIZED GAIN                   (275,982)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (7,943,680)

 Delayed delivery commitments    240,300       (7,703,380)

NET GAIN (LOSS)                                (7,979,362)

NET INCREASE (DECREASE) IN                    $ 6,289,482
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  ELEVEN MONTHS ENDED  OCTOBER  YEAR ENDED NOVEMBER 30,
                               1999 (UNAUDITED)            31, 1998                      1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 14,268,844                $ 24,787,296                  $ 28,868,748
income

 Net realized gain (loss)       (275,982)                   4,353,759                     (1,459,900)

 Change in net unrealized       (7,703,380)                 4,740,098                     (1,414,423)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     6,289,482                   33,881,153                    25,994,425
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (13,858,535)                (24,380,390)                  (28,478,083)
from net investment income

Share transactions - net        59,794,828                  17,749,456                    (8,667,273)
increase (decrease)

  TOTAL INCREASE (DECREASE)     52,225,775                  27,250,219                    (11,150,931)
 IN NET ASSETS

NET ASSETS

 Beginning of period            509,726,758                 482,476,539                   493,627,470

 End of period (including      $ 561,952,533               $ 509,726,758                 $ 482,476,539
distributions in excess of
net investment income of
$1,395,190, $1,805,499 and
$1,999,021, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999              YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 G      1997                      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.560    $ 10.590                  $ 10.350
period

Income from Investment
Operations

Net investment income D           .282                             .537        .615                      .159

Net realized and unrealized       (.147)                           .207        (.023)                    .235
gain (loss)

Total from investment             .135                             .744        .592                      .394
operations

Less Distributions

From net investment income        (.285)                           (.534)      (.622)                    (.154)

Net asset value, end of period   $ 10.620                         $ 10.770    $ 10.560                  $ 10.590

TOTAL RETURN B, C                 1.26%                            7.21%       5.81%                     3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,089                         $ 8,217     $ 3,819                   $ 687
(000 omitted)

Ratio of expenses to average      .89% A                           .90% A, F   .90% F                    .90% A, F
net assets

Ratio of net investment           5.47% A                          5.51% A     5.93%                     6.45% A
income to average net assets

Portfolio turnover rate           165% A                           176% A      138%                      200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 G               1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.560             $ 10.610   $ 10.760   $ 10.260
period

Income from Investment
Operations

Net investment income             .282 D                           .537 D               .625 D     .671 D     .649

Net realized and unrealized       (.155)                           .201                 (.058)     (.147)     .491
gain (loss)

Total from investment             .127                             .738                 .567       .524       1.140
operations

Less Distributions

From net investment income        (.277)                           (.528)               (.617)     (.674)     (.640)

In excess of net investment       -                                -                    -          -          -
income

Total distributions               (.277)                           (.528)               (.617)     (.674)     (.640)

Net asset value, end of period   $ 10.620                         $ 10.770             $ 10.560   $ 10.610   $ 10.760

TOTAL RETURN B, C                 1.19%                            7.15%                5.56%      5.10%      11.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 310,691                        $ 287,734            $ 278,869  $ 262,103  $ 228,439
(000 omitted)

Ratio of expenses to average      .98% A                           .98% A               .96%       .97%       .94% E
net assets

Ratio of expenses to average      .98% A                           .98% A                .96%       .96% F     .94%
net assets after expense
reductions

Ratio of net investment           5.39% A                          5.48% A              5.97%      6.38%      6.20%
income to average net assets

Portfolio turnover rate           165% A                           176% A               138%       200%       189%



 FINANCIAL HIGHLIGHTS - CLASS T  YEARS ENDED NOVEMBER 30,

                                 1994       1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.140   $ 10.640
period

Income from Investment
Operations

Net investment income             .609       .785

Net realized and unrealized       (.876)     .511
gain (loss)

Total from investment             (.267)     1.296
operations

Less Distributions

From net investment income        (.555)     (.796)

In excess of net investment       (.058)     -
income

Total distributions               (.613)     (.796)

Net asset value, end of period   $ 10.260   $ 11.140

TOTAL RETURN B, C                 (2.44)%    12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 141,866  $ 59,184
(000 omitted)

Ratio of expenses to average      1.02% E    1.23%
net assets

Ratio of expenses to average      1.02%      1.23%
net assets after expense
reductions

Ratio of net investment           6.04%      6.81%
income to average net assets

Portfolio turnover rate           68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ELEVEN MONTHS ENDED OCTOBER 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 G                    1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760                         $ 10.540                  $ 10.590  $ 10.750  $ 10.250
period

Income from Investment
Operations

Net investment income             .247 D                           .468 D                    .551 D    .597 D    .579

Net realized and unrealized       (.151)                           .214                      (.057)    (.153)    .483
gain (loss)

Total from  investment            .096                             .682                      .494      .444      1.062
operations

Less Distributions

From net investment income        (.246)                           (.462)                    (.544)    (.604)    (.562)

In excess of net investment       -                                -                         -         -         -
income

Total  distributions              (.246)                           (.462)                    (.544)    (.604)    (.562)

Net asset value, end of period   $ 10.610                         $ 10.760                  $ 10.540  $ 10.590  $ 10.750

TOTAL RETURN B, C                 .90%                             6.60%                     4.83%     4.32%     10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 55,291                         $ 39,657                  $ 22,201  $ 18,972  $ 15,830
(000 omitted)

Ratio of expenses to average      1.63% A                          1.65% A, F                1.65% F   1.66% F   1.70% F
net assets

Ratio of net invest- ment         4.74% A                          4.79% A                   5.27%     5.69%     5.44%
income  to average  net
assets

Portfolio turnover rate           165% A                           176% A                    138%      200%      189%



FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED NOVEMBER 30,

                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.430
period

Income from Investment
Operations

Net investment income             .204

Net realized and unrealized       (.178)
gain (loss)

Total from  investment            .026
operations

Less Distributions

From net investment income        (.187)

In excess of net investment       (.019)
income

Total  distributions              (.206)

Net asset value, end of period   $ 10.250

TOTAL RETURN B, C                 .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 3,156
(000 omitted)

Ratio of expenses to average      1.65%A, F
net assets

Ratio of net invest- ment         5.42% A
income  to average  net
assets

Portfolio turnover rate           68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999               YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760                         $ 10.560     $ 10.570
period

Income from Investment
Operations

Net investment income D           .238                             .453         .031

Net realized and unrealized       (.146)                           .199         (.005)
gain (loss)

Total from investment             .092                             .652         .026
operations

Less Distributions

From net investment income        (.242)                           (.452)       (.036)

Net asset value, end of period   $ 10.610                         $ 10.760     $ 10.560

TOTAL RETURN B, C                 .86%                             6.30%        .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,678                         $ 6,100      $ 160
(000 omitted)

Ratio of expenses to average      1.74% A                          1.75% A, F   1.75% A, F
net assets

Ratio of expenses to average      1.74% A                          1.75% A      1.73% A, G
net assets after expense
reductions

Ratio of net investment           4.61% A                          4.67% A      4.42% A
income to average net assets

Portfolio turnover rate           165% A                           176% A       138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED NOVEMBER 30,
INSTITUTIONAL CLASS

                                 (UNAUDITED)                      1998 F               1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.780                         $ 10.570             $ 10.620   $ 10.770   $ 10.270
period

Income from Investment
Operations

Net investment income             .299 D                           .566 D               .658 D     .705 D     .671

Net realized and unrealized       (.155)                           .201                 (.060)     (.151)     .499
gain (loss)

Total from investment             .144                             .767                 .598       .554       1.170
operations

Less Distributions

From net investment income        (.294)                           (.557)               (.648)     (.704)     (.670)

In excess of net investment       -                                -                     -          -          -
income

Total distributions               (.294)                           (.557)               (.648)     (.704)     (.670)

Net asset value, end of period   $ 10.630                         $ 10.780             $ 10.570   $ 10.620   $ 10.770

TOTAL RETURN B, C                 1.35%                            7.44%                5.86%      5.40%      11.73%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 166,204                        $ 168,019            $ 177,427  $ 211,866  $ 208,861
(000 omitted)

Ratio of expenses to average      .67% A                           .68% A               .67%       .66%       .67% E
net assets

Ratio of net investment           5.70% A                          5.78% A              6.27%      6.69%      6.47%
income to average net assets

Portfolio turnover rate           165% A                           176% A               138%       200%       189%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED NOVEMBER 30,
INSTITUTIONAL CLASS

                                 1994       1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.160   $ 10.640
period

Income from Investment
Operations

Net investment income             .602       .832

Net realized and unrealized       (.833)     .531
gain (loss)

Total from investment             (.231)     1.363
operations

Less Distributions

From net investment income        (.597)     (.843)

In excess of net investment       (.062)     -
income

Total distributions               (.659)     (.843)

Net asset value, end of period   $ 10.270   $ 11.160

TOTAL RETURN B, C                 (2.10)%    13.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 172,122  $ 183,790
(000 omitted)

Ratio of expenses to average      .61%       .64%
net assets

Ratio of net investment           6.45%      7.41%
income to average net assets

Portfolio turnover rate           68%        59%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Bond Fund(the fund) is a fund of Fidelity Advisor Series II (formerly a fund of Fidelity Advisor Series
IV) (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $441,299,618 and $384,856,284, respectively, of which U.S. government and government agency obligations aggregated $290,568,216 and $292,113,278, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,868      $ -

CLASS T    371,166      17,003

CLASS B    207,289      150,307

CLASS C    43,624       35,689

          $ 630,947    $ 202,999

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 64,247     $ 30,724

CLASS T    86,435       30,907

CLASS B    50,358       50,358*

CLASS C    5,192        5,192*

          $ 206,232    $ 117,181

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 13,392   .23

CLASS T                 324,370   .22

CLASS B                 48,505    .21

CLASS C                 9,634     .22

INSTITUTIONAL CLASS     136,323   .16

                       $ 532,224

*ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,336 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS  ENDED  APRIL 30,  ELEVEN MONTHS ENDED  OCTOBER  YEAR ENDED NOVEMBER 30,
                                                          31,

                            1999                          1998                          1997A

FROM NET INVESTMENT INCOME

Class A                     $ 313,694                     $ 299,762                     $ 122,899

Class T                      7,685,272                     13,762,990                    15,434,281

Class B                      1,056,635                     1,166,769                     1,017,603

Class C                      196,640                       106,569                       312

Institutional Class          4,606,294                     9,044,300                     11,902,988

Total                       $ 13,858,535                  $ 24,380,390                  $ 28,478,083


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS ENDED OCTOBER 31,  YEAR ENDED NOVEMBER 30,


                                1999                         1998                             1997A

CLASS A Shares sold              1,563,541                    826,066                          455,670

Reinvestment of distributions    25,440                       24,233                           10,671

Shares redeemed                  (648,143)                    (448,992)                        (169,434)

Net increase (decrease)          940,838                      401,307                          296,907

CLASS T Shares sold              10,066,489                   13,142,016                       13,128,368

Reinvestment of distributions    642,675                      1,173,166                        1,340,839

Shares redeemed                  (8,166,182)                  (14,007,864)                     (12,764,354)

Net increase (decrease)          2,542,982                    307,318                          1,704,853

CLASS B Shares sold              2,586,030                    3,469,510                        1,113,298

Reinvestment of distributions    77,482                       85,515                           76,151

Shares redeemed                  (1,136,534)                  (1,975,435)                      (874,566)

Net increase (decrease)          1,526,978                    1,579,590                        314,883

CLASS C Shares sold              807,539                      639,302                          15,175

Reinvestment of distributions    14,107                       8,679                            16

Shares redeemed                  (287,560)                    (96,427)                         -

Net increase (decrease)          534,086                      551,554                          15,191

INSTITUTIONAL CLASS Shares       2,820,671                    5,436,279                        5,646,676
sold

Reinvestment of distributions    199,087                      349,249                          477,520

Shares redeemed                  (2,966,903)                  (6,987,186)                      (9,287,961)

Net increase (decrease)          52,855                       (1,201,658)                      (3,163,765)



                                DOLLARS

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS ENDED  OCTOBER  YEAR ENDED NOVEMBER 30,
                                                             31,

                                1999                         1998                          1997A

CLASS A Shares sold             $ 16,699,033                 $ 8,801,326                   $ 4,761,173

Reinvestment of distributions    271,576                      258,506                       111,981

Shares redeemed                  (6,928,029)                  (4,782,656)                   (1,767,583)

Net increase (decrease)         $ 10,042,580                 $ 4,277,176                   $ 3,105,571

CLASS T Shares sold             $ 107,518,113                $ 140,268,143                 $ 137,559,201

Reinvestment of distributions    6,869,884                    12,511,199                    14,043,998

Shares redeemed                  (87,222,131)                 (149,280,620)                 (133,637,535)

Net increase (decrease)         $ 27,165,866                 $ 3,498,722                   $ 17,965,664

CLASS B Shares sold             $ 27,611,403                 $ 37,025,976                  $ 11,661,677

Reinvestment of distributions    826,905                      911,937                       796,683

Shares redeemed                  (12,132,632)                 (21,073,447)                  (9,166,397)

Net increase (decrease)         $ 16,305,676                 $ 16,864,466                  $ 3,291,963

CLASS C Shares sold             $ 8,623,201                  $ 6,829,640                   $ 160,441

Reinvestment of distributions    150,551                      92,773                        167

Shares redeemed                  (3,073,473)                  (1,036,670)                   -

Net increase (decrease)         $ 5,700,279                  $ 5,885,743                   $ 160,608

INSTITUTIONAL CLASS Shares      $ 30,184,120                 $ 57,943,429                  $ 59,206,035
sold

Reinvestment of distributions    2,130,201                    3,726,467                     5,003,755

Shares redeemed                  (31,733,894)                 (74,446,547)                  (97,400,869)

Net increase (decrease)         $ 580,427                    $ (12,776,651)                $ (33,191,079)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTB-SANN-0699  77839
1.704556.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 30  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999         PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - INST CL      1.35%          5.92%        36.55%        115.48%

LB Int Govt/Corp Bond                0.51%          6.37%        41.63%        119.91%

Short-Intermediate Investment        1.07%          5.23%        35.28%        102.44%
Grade Debt   Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - INST CL  5.92%        6.43%         7.98%

LB Int Govt/Corp Bond            6.37%        7.21%         8.20%

Short-Intermediate Investment    5.23%        6.22%         7.30%
Grade Debt   Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1989/04/30      10000.00                    10000.00
  1989/05/31      10188.07                    10198.57
  1989/06/30      10436.30                    10455.68
  1989/07/31      10657.08                    10670.36
  1989/08/31      10513.16                    10532.45
  1989/09/30      10562.79                    10582.21
  1989/10/31      10783.18                    10805.91
  1989/11/30      10871.87                    10909.22
  1989/12/31      10889.80                    10939.08
  1990/01/31      10781.49                    10868.94
  1990/02/28      10816.95                    10908.51
  1990/03/31      10801.82                    10922.73
  1990/04/30      10731.99                    10884.81
  1990/05/31      10986.89                    10745.01
  1990/06/30      11133.78                    11272.96
  1990/07/31      11282.43                    11429.35
  1990/08/31      11188.24                    11382.43
  1990/09/30      11270.95                    11470.34
  1990/10/31      11377.17                    11603.52
  1990/11/30      11574.10                    11372.24
  1990/12/31      11751.45                    11940.71
  1991/01/31      11838.81                    12061.80
  1991/02/28      11933.75                    12158.24
  1991/03/31      12009.36                    12240.94
  1991/04/30      12143.30                    12374.35
  1991/05/31      12208.08                    12450.42
  1991/06/30      12211.76                    12459.18
  1991/07/31      12349.10                    12598.04
  1991/08/31      12608.35                    12838.56
  1991/09/30      12842.54                    13059.41
  1991/10/31      12994.50                    13208.45
  1991/11/30      13118.83                    13360.11
  1991/12/31      13532.69                    13686.41
  1992/01/31      13359.52                    13562.47
  1992/02/29      13394.18                    13616.03
  1992/03/31      13345.97                    13562.47
  1992/04/30      13420.96                    13681.67
  1992/05/31      13666.23                    13893.75
  1992/06/30      13858.94                    14099.43
  1992/07/31      14185.13                    14379.75
  1992/08/31      14316.28                    14523.59
  1992/09/30      14498.66                    14720.74
  1992/10/31      14288.08                    14529.75
  1992/11/30      14327.67                    14474.54
  1992/12/31      14522.69                    14668.37
  1993/01/31      14828.82                    14953.67
  1993/02/28      15113.99                    15189.45
  1993/03/31      15216.51                    15249.88
  1993/04/30      15315.04                    15372.62
  1993/05/31      15333.20                    15338.50
  1993/06/30      15642.80                    15579.25
  1993/07/31      15786.85                    15617.40
  1993/08/31      16142.15                    15865.03
  1993/09/30      16194.48                    15930.90
  1993/10/31      16287.29                    15973.56
  1993/11/30      16214.83                    15884.46
  1993/12/31      16277.40                    15957.20
  1994/01/31      16455.31                    16134.45
  1994/02/28      16126.55                    15895.83
  1994/03/31      15819.54                    15633.52
  1994/04/30      15780.32                    15527.12
  1994/05/31      15739.01                    15537.55
  1994/06/30      15740.94                    15539.68
  1994/07/31      15893.86                    15763.37
  1994/08/31      15895.69                    15812.66
  1994/09/30      15822.06                    15667.16
  1994/10/31      15825.53                    15665.03
  1994/11/30      15874.43                    15593.94
  1994/12/31      15942.37                    15649.16
  1995/01/31      16118.56                    15912.89
  1995/02/28      16305.22                    16242.98
  1995/03/31      16407.73                    16335.87
  1995/04/30      16557.09                    16537.52
  1995/05/31      16981.00                    17037.51
  1995/06/30      17084.95                    17151.73
  1995/07/31      17080.55                    17154.10
  1995/08/31      17222.37                    17310.25
  1995/09/30      17331.95                    17435.61
  1995/10/31      17526.98                    17629.91
  1995/11/30      17736.90                    17861.66
  1995/12/31      17935.90                    18048.86
  1996/01/31      18071.71                    18204.54
  1996/02/29      17869.83                    17990.81
  1996/03/31      17787.79                    17898.15
  1996/04/30      17718.59                    17834.89
  1996/05/31      17683.41                    17821.38
  1996/06/30      17866.28                    18010.71
  1996/07/31      17917.40                    18064.26
  1996/08/31      17934.73                    18078.48
  1996/09/30      18170.53                    18330.37
  1996/10/31      18461.00                    18654.30
  1996/11/30      18694.93                    18900.26
  1996/12/31      18599.90                    18779.18
  1997/01/31      18664.10                    18852.16
  1997/02/28      18684.27                    18888.18
  1997/03/31      18572.25                    18757.85
  1997/04/30      18780.07                    18978.22
  1997/05/31      18901.35                    19135.80
  1997/06/30      19073.27                    19310.44
  1997/07/31      19426.87                    19703.32
  1997/08/31      19356.98                    19604.27
  1997/09/30      19578.89                    19832.23
  1997/10/31      19749.91                    20051.89
  1997/11/30      19790.56                    20096.21
  1997/12/31      19945.44                    20256.87
  1998/01/31      20192.36                    20522.26
  1998/02/28      20187.00                    20506.62
  1998/03/31      20266.96                    20572.50
  1998/04/30      20343.81                    20675.58
  1998/05/31      20500.28                    20827.23
  1998/06/30      20617.29                    20960.17
  1998/07/31      20678.47                    21034.10
  1998/08/31      20913.75                    21364.66
  1998/09/30      21302.45                    21901.38
  1998/10/31      21262.17                    21879.81
  1998/11/30      21319.52                    21878.15
  1998/12/31      21418.45                    21966.07
  1999/01/31      21558.04                    22086.68
  1999/02/28      21329.13                    21762.04
  1999/03/31      21469.32                    21924.43
  1999/04/30      21548.28                    21991.00
IMATRL PRASUN   SHR__CHT 19990430 19990517 110122 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,548 - a 115.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,991 - a 119.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998   1997   1996    1995    1994

Dividend returns  2.74%                       5.96%  6.41%  6.83%   6.77%   5.86%

Capital returns   -1.39%                      1.70%  0.57%  -1.50%   3.98%  -8.70%

Total returns     1.35%                       7.66%  6.98%  5.33%   10.75%  -2.84%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.91(cents)   29.36(cents)   59.68(cents)

Annualized dividend rate       5.60%         5.53%          5.58%

30-day annualized yield        5.33%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.66 over the past one month, $10.70 over the past six months and $10.70 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for the
six-month period that ended April
30, 1999. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - posted a total
return of 0.69% for this period.
Confronted with strong indications
of improving conditions abroad
and the lingering fear of inflation
from an overheated U.S. economy,
Treasuries gave back nearly all of
their flight-to-quality gains
captured during the fall. As prices
plunged, yields soared to levels not
seen since early August - at the
outset of the global crisis. As such,
the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations -
fueled rallies as each sector
managed strong returns relative to
comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended April 30, 1999, the fund's Institutional Class shares returned 1.35%. That outpaced the 1.07% return for the short-intermediate investment grade debt funds average tracked by Lipper Inc. During the same period, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 0.51%. For the 12 months that ended April 30, 1999, the fund's Institutional Class shares returned 5.92%, compared with 5.23% for the Lipper peer group and 6.37% for the Lehman Brothers index.

Q. THE FUND PERFORMED RELATIVELY WELL AGAINST ITS PEERS OVER THE PAST SIX-MONTH PERIOD. TO WHAT DO YOU ATTRIBUTE THIS SUCCESS?

A. Unlike some competitors, the fund did not have much exposure to Asia or to cyclicals during the downturn of the late summer. Another factor is that a number of competitors engaged in market-timing strategies. Over the past six months, it became clearly evident how easy it was to get burned taking this approach. We don't market-time because we feel that it is simply impossible to predict the market's direction. Consequently, in the fall, those who bought Treasuries when yields were at their lowest, and prices at their highest, suffered during the reversal later in the period.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE RELATIVE TO ITS
BENCHMARK?

A. During the fall, the fund was overweighted in corporate bonds and mortgage securities. At the time, this positioning led to a slight underperformance compared to the Lehman index, which excludes mortgage securities and is heavily weighted in Treasuries. The majority of the fund's tilt on the corporate side was toward short-term issues; they tend to offer a yield advantage over Treasuries without a lot of incremental price risk. This strategy offered some protection for the fund over the period. Those corporates we did own were defensive - cable companies and telephone utilities - which were hurt as well in the fall, but not as much as the paper companies or investment-grade Asian corporate bonds, which are components of the index. Late in the period, the corporate bond market rallied. The telecommunications sector, for instance, not only made back all of the underperformance of the early fall, but returned even more. The market had a veritable love affair with telecom and media companies, but remained bearish on cyclicals for much of the period. These factors, together with the recovery in the mortgage market due to a slowdown in prepayment activity, proved beneficial for the fund.

Q. WHAT INVESTMENTS HURT PERFORMANCE?

A. As yield spreads widened at the beginning of the six-month period, I could have shifted to a below-normal position in corporate bonds and mortgages, although staying the course did help later in the period. Within corporates, I should have owned more energy securities over the last two months of the period. The fear with the oil industry was that higher-rated companies with a lot of cash, those which we would like to own, would likely acquire companies with more leveraged balance sheets. Such acquisitions could drive the credit quality of the higher-rated company down. So, even though the energy sector was cheap, event risk simply rendered the securities difficult to analyze.

Q. WHAT'S YOUR OUTLOOK?

A. I am optimistic. Overall, it's an ideal environment for investing in bonds. From an interest-rate perspective, I don't foresee any significant moves one way or the other on the horizon. I think we're set up for an environment where the spread sectors - mortgages, corporates and the like - should outperform Treasuries over the next six months. The Treasury market has given back virtually all of the flight to quality from the fall. Corporates and mortgages, on the other hand, have only retraced half of their cheapening and are thus attractive relative to Treasuries. I feel that the corporate market still has a lot of value in specific sectors, and I expect corporate cash flows to remain strong in the coming months. The mortgage market should be a good sector to own for a while. I may add to the position if we see a short-term drop in prices. Overall, the market is conditioned to expect little or no inflation. As for the general level of interest rates, although the possibility of Fed tightening does exist, an uptick in inflation appears nowhere in sight. I think the bond market is in for a reasonably stable period for the next six to 12 months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income;
may also seek capital
appreciation

START DATE: February 2, 1984

SIZE: as of April 30, 1999,
more than $561 million

MANAGER: Kevin Grant, since
1995; joined Fidelity in
1993

KEVIN GRANT ON NAVIGATING
THROUGH SEAS OF MARKET
TURBULENCE:

"In times of uncertainty, investors
need to take a hard look at their
investment objectives. I suggest
they take a long-term view. It is
true that over short periods of
time, corporate bonds and
mortgage securities can
underperform Treasuries.
However, over the long term, the
yield advantage of corporates and
mortgages usually wins. It is
important to remember that yield
takes a year or two to create value.
So, if you're really concerned about
safety and high-quality
instruments, you should most
likely be in a government money
market fund. This approach,
however, is not what investing is
all about - it's about the longer
term. If you have a two- to
three-year time horizon, you
probably don't want to own
Treasuries. There are so many
other more attractive options
available in the marketplace. You
must, however, be comfortable
with the fact that random things
do happen and that, over short
periods of time, your return may fall
short of expectations. But
performance is likely to recover,
and then some, just by giving yield
some time to work for you. I think
you need to look at your portfolio
as a basket of investments, not as
a series of trades."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             56.8                     54.8

Aa                              2.8                      4.3

A                               18.4                     17.2

Baa                             13.6                     9.4

Ba and Below                    1.2                      1.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          5.8   5.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           3.5   3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Corporate bonds 39.8%
U.S. government
and agency
obligations 46.0%
Foreign government
obligations 2.6%
Other 4.4%
Short-term
investments 7.2%
* FOREIGN INVESTMENTS 10.5%

Row: 1, Col: 1, Value: 39.8
Row: 1, Col: 2, Value: 46.0
Row: 1, Col: 3, Value: 2.6
Row: 1, Col: 4, Value: 4.4
Row: 1, Col: 5, Value: 7.2

AS OF OCTOBER 31, 1998 **

Corporate bonds 37.0%
U.S. government
and agency
obligations 42.3%
Foreign government
obligations 2.9%
Other 5.0%
Short-term
investments 12.8%
**FOREIGN INVESTMENTS 11.1%

Row: 1, Col: 1, Value: 37.0
Row: 1, Col: 2, Value: 42.3
Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 12.8



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 29.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 1.5%

Monsanto Co. 5.75% 12/1/05 (c)    A2        $ 5,000,000                     $ 4,906,250

Praxair, Inc. 6.15% 4/15/03       A3         3,640,000                       3,622,018

                                                                             8,528,268

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       255,000                         258,856
9/15/04

TOTAL BASIC INDUSTRIES                                                       8,787,124

CONSTRUCTION & REAL ESTATE -
0.9%

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

CenterPoint Properties Trust      Baa2       640,000                         611,731
6.75% 4/1/05

Equity Office Properties          Baa1       4,000,000                       3,964,000
Trust 6.5% 1/15/04

ProLogis Trust 6.7% 4/15/04       Baa1       415,000                         412,556

                                                                             4,988,287

ENERGY - 0.7%

OIL & GAS - 0.7%

Apache Finance Property Ltd.      Baa1       700,000                         693,000
6.5% 12/15/07

Conoco, Inc.:

5.9% 4/15/04                      A3         600,000                         595,680

6.95% 4/15/29                     A3         995,000                         983,856

Petro-Canada 7% 11/15/28          A3         1,440,000                       1,399,766

                                                                             3,672,302

FINANCE - 14.5%

BANKS - 9.1%

ABN-Amro Bank NV, Chicago         A1         2,750,000                       2,792,130
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         2,500,000                       2,596,625

BankAmerica Corp. 10% 2/1/03      Aa3        210,000                         237,182

BankBoston Corp. 6.625% 2/1/04    A3         3,200,000                       3,264,896

BanPonce Financial Corp.:

6.69% 9/21/00                     A3         2,250,000                       2,271,848

6.75% 8/9/01                      A3         3,850,000                       3,884,419

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         2,700,000                       2,704,320

5.95% 7/15/01                     A1         3,050,000                       3,052,501

Capital One Bank 7.35% 6/20/00    Baa3       5,000,000                       5,080,550

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Capital One Financial Corp.       Ba1       $ 1,390,000                     $ 1,341,850
7.125% 8/1/08

Chase Manhattan Corp. 5.5%        Aa3        600,000                         597,780
2/15/01

Kansallis-Osake-Pankki (NY        A3         650,000                         716,768
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       1,165,000                       1,128,023

7.125% 9/17/01                    Baa3       345,000                         346,142

MBNA Corp. 6.34% 6/2/03           Baa2       450,000                         447,885

NationsBank Corp. 8.125%          Aa3        3,000,000                       3,195,720
6/15/02

Provident Bank 6.125% 12/15/00    A3         5,000,000                       5,011,250

Skandinaviska Enskilda Banken     A3         4,600,000                       4,875,678
yankee 8.45% 5/15/02

U.S. Bancorp 7.5% 6/1/26          A2         2,000,000                       2,190,840

Union Planters National Bank      A3         1,500,000                       1,534,050
6.81% 8/20/01

Wachovia Corp. 6.605% 10/1/25     A1         5,000,000                       5,063,450

                                                                             52,333,907

CREDIT & OTHER FINANCE - 5.1%

Associates Corp. of North         Aa3        1,350,000                       1,353,362
America 6% 4/15/03

AT&T Capital Corp. 7.5%           Baa3       2,380,000                       2,437,096
11/15/00

Citigroup, Inc. 5.8% 3/15/04      Aa2        3,500,000                       3,468,675

ERP Operating LP 6.55%            A3         470,000                         472,811
11/15/01

Ford Motor Credit Co. 7.75%       A1         100,000                         105,781
11/15/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        3,350,000                       3,375,561

RBSG Capital Corp. 10.125%        A2         1,500,000                       1,721,355
3/1/04

Sears Roebuck Acceptance          A2         5,000,000                       5,040,100
Corp. 6.15% 11/15/05

Spieker Properties LP 6.875%      Baa2       5,000,000                       4,960,400
2/1/05

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,160,000                       1,147,890

5.875% 5/1/04                     Baa1       2,265,000                       2,241,308

6.875% 11/15/28                   Baa1       765,000                         741,989

6.9% 5/1/19                       Baa1       1,885,000                       1,856,951

Trizec Finance Ltd. yankee        Baa3       590,000                         649,000
10.875% 10/15/05

                                                                             29,572,279

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       900,000                         902,862
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3        $ 700,000                       $ 689,829
5/15/05

TOTAL FINANCE                                                                83,498,877

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       4,000,000                       4,024,200
yankee 6.125% 6/15/01

POLLUTION CONTROL - 1.1%

WMX Technologies, Inc. 7.1%       Baa2       6,000,000                       6,217,380
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 10,241,580
EQUIPMENT

MEDIA & LEISURE - 0.7%

BROADCASTING - 0.7%

TCI Communications, Inc.          A2         3,470,000                       4,162,161
8.75% 8/1/15

NONDURABLES - 2.1%

BEVERAGES - 1.0%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       135,000                         134,602

6.625% 12/15/05                   Baa3       5,500,000                       5,511,660

Seagram Co. Ltd. yankee           Baa3       270,000                         253,125
6.875% 9/1/23

                                                                             5,899,387

TOBACCO - 1.1%

Philip Morris Companies, Inc.     A2         6,000,000                       6,135,900
6.95% 6/1/06

TOTAL NONDURABLES                                                            12,035,287

RETAIL & WHOLESALE - 1.6%

DRUG STORES - 0.8%

Rite Aid Corp. 6% 12/15/05 (c)    Baa1       5,000,000                       4,784,500

GROCERY STORES - 0.4%

Kroger Co. 6% 7/1/00              Baa3       1,970,000                       1,972,522

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

USA Networks, Inc./USANI LLC      Ba1       $ 2,500,000                     $ 2,487,500
6.75% 11/15/05 (c)

TOTAL RETAIL & WHOLESALE                                                     9,244,522

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 0.9%

First Data Corp. 6.625% 4/1/03    A2         5,000,000                       5,088,600

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc. 5.95% 4/30/02      Baa1       2,000,000                       1,991,640

TOTAL TECHNOLOGY                                                             7,080,240

UTILITIES - 4.6%

CELLULAR - 0.6%

Cable & Wireless                  Baa1       3,760,000                       3,768,084
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 2.8%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       2,000,000                       1,966,740

7.05% 12/11/07 (c)                Baa2       5,000,000                       5,141,800

DR Investments UK PLC yankee      A2         5,000,000                       5,106,950
7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.        A3         3,840,000                       3,534,605
7.75% 12/15/27 (c)

Virginia Electric & Power Co.     A2         150,000                         156,659
7.375% 7/1/02

                                                                             15,906,754

GAS - 0.3%

Cms Panhandle Holding Co.:

6.125% 3/15/04 (c)                Baa3       1,000,000                       1,000,000

7% 7/15/29 (c)                    Baa3       750,000                         750,000

                                                                             1,750,000

TELEPHONE SERVICES - 0.9%

MCI WorldCom, Inc. 6.4%           Baa2       5,000,000                       5,060,400
8/15/05

TOTAL UTILITIES                                                              26,485,238

TOTAL NONCONVERTIBLE BONDS                                                   170,195,618
(Cost $169,512,794)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 20.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.1%

Fannie Mae 6.15% 1/13/00          Aaa       $ 1,100,000                     $ 1,105,841

Farm Credit Systems Financial     Aaa        1,800,000                       2,050,308
Assistance Corp. 9.375%
7/21/03

Federal Home Loan Bank:

7.31% 6/16/04                     Aaa        3,830,000                       4,086,725

7.38% 8/5/04                      Aaa        1,930,000                       2,066,914

7.7% 9/20/04                      Aaa        1,250,000                       1,357,025

Freddie Mac 8.115% 1/31/05        Aaa        5,460,000                       6,080,201

Government Trust Certificates     Aaa        665,523                         692,343
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E 9.4%
5/15/02

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.12% 4/15/06      Aaa        272,965                         283,037

Series 1994 C, 6.61% 9/15/99      Aaa        6,409                           6,428

                                                                             17,728,822

U.S. TREASURY OBLIGATIONS -
17.5%

U.S. Treasury Bonds:

12% 8/15/13                       Aaa        1,790,000                       2,602,213

14% 11/15/11                      Aaa        1,510,000                       2,284,811

U.S. Treasury Notes:

6% 8/15/99                        Aaa        960,000                         963,540

6.375% 5/15/00                    Aaa        40,000,000                      40,562,400

6.375% 9/30/01                    Aaa        8,500,000                       8,735,705

7% 7/15/06                        Aaa        17,405,000                      19,033,934

7.25% 8/15/04                     Aaa        4,890,000                       5,323,988

7.5% 11/15/01                     Aaa        20,090,000                      21,201,178

                                                                             100,707,769

TOTAL U.S. GOVERNMENT AND                                                    118,436,591
GOVERNMENT AGENCY OBLIGATIONS
(Cost $118,525,185)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 25.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 20.3%

5.5% 9/1/10 to 5/1/11             Aaa       $ 1,544,002                     $ 1,504,010

6% 3/1/11 to 2/1/29               Aaa        52,192,696                      51,379,387

6.5% 10/1/27 to 2/1/29 (g)        Aaa        52,083,296                      51,741,108

7% 12/1/23 to 12/1/28             Aaa        3,492,323                       3,539,323

7.5% 4/1/28                       Aaa        35,589                          36,579

8.5% 6/1/11 to 4/1/27             Aaa        3,750,729                       3,931,700

9.5% 2/1/25                       Aaa        2,175,523                       2,329,833

10% 1/1/20                        Aaa        58,529                          63,595

10.5% 7/1/11 to 8/1/20            Aaa        277,174                         304,686

11% 8/1/15                        Aaa        1,576,552                       1,730,628

12.5% 2/1/11 to 4/1/15            Aaa        75,544                          87,009

                                                                             116,647,858

FREDDIE MAC - 0.7%

7% 11/1/00 to 6/1/01              Aaa        1,047,030                       1,051,909

8.5% 9/1/24 to 8/1/27             Aaa        1,927,368                       2,025,114

9.5% 1/1/17                       Aaa        14,511                          15,378

10% 4/1/05 to 8/1/10              Aaa        171,908                         180,250

10.25% 12/1/09                    Aaa        30,343                          32,420

10.5% 5/1/21                      Aaa        501,440                         549,162

11% 12/1/11                       Aaa        21,431                          23,413

11.5% 10/1/15                     Aaa        65,192                          72,135

11.75% 10/1/10                    Aaa        37,158                          40,763

                                                                             3,990,544

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 4.4%

6.5% 5/15/29 (d)                  Aaa        10,000,000                      9,943,750

7% 11/15/22 to 7/15/28            Aaa        3,879,517                       3,940,928

7.5% 2/15/28 to 10/15/28          Aaa        382,292                         394,026

8% 2/15/02 to 6/15/25             Aaa        2,482,176                       2,564,216

8.5% 4/15/17 to 12/15/21          Aaa        442,910                         469,183

9% 5/15/16 to 10/15/18            Aaa        1,934,389                       2,075,581

10% 11/15/09 to 1/15/26           Aaa        2,344,520                       2,544,165

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

11% 12/15/09 to 10/15/20          Aaa       $ 589,326                       $ 654,218

11.5% 3/15/10 to 2/15/19          Aaa        2,259,433                       2,543,124

                                                                             25,129,191

TOTAL U.S. GOVERNMENT AGENCY                                                 145,767,593
- MORTGAGE SECURITIES
(Cost $146,652,341)

ASSET-BACKED SECURITIES - 10.2%



Aesop Funding II LLC 6.22%        Aaa        8,000,000                       8,042,500
10/20/01 (c)

Arcadia Automobile                Aaa        5,000,000                       5,014,063
Receivables Trust 6.5%
6/17/02

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        1,050,919                       1,060,771

6.76% 9/15/02                     A3         394,094                         397,789

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        1,073,826                       1,075,839

5.91% 12/15/04                    Aaa        647,746                         650,276

6.6% 12/15/02                     Aaa        335,303                         338,129

Citibank Credit Card Master       A1         10,000,000                      10,076,538
Trust I 6.45% 8/15/02

Contimortgage Home Equity         Aaa        4,261,729                       4,261,729
Loan Trust 6.26% 7/15/12

Discover Card Master Trust I      A2         2,000,000                       1,988,125
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.4% 5/15/02                      A1         1,460,000                       1,471,695

6.4% 12/15/02                     Baa3       590,000                         588,525

Ford Credit Grantor Trust         Aaa        499,964                         500,121
5.9% 10/15/00

Key Auto Finance Trust 6.3%       A2         1,123,185                       1,124,413
10/15/03

KeyCorp Auto Grantor Trust        A3         12,275                          12,276
5.8% 7/15/00

MBNA Master Credit Card Trust     Aaa        10,000,000                      10,306,500
II 6.55% 1/15/07

PNC Student Loan Trust I          Aaa        5,000,000                       5,033,950
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        5,000,000                       4,964,500
2/9/04

Sears Credit Account Master       Aaa        1,983,333                       1,989,521
Trust II 6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                                58,897,260
(Cost $58,389,416)

COMMERCIAL MORTGAGE
SECURITIES - 2.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CBM Funding Corp. sequential      AA        $ 15,225                        $ 15,249
pay  Series 1996-1 Class A
1, 7.55% 7/1/99

CS First Boston Mortgage
Securities Corp.:

Series 1995-WF1 Class A-2,        AAA        4,451,342                       4,442,996
6.648% 12/21/27

Series 1998 FLI Class E,          Baa2       2,970,000                       2,904,103
5.7888% 1/10/13 (c)(e)

Equitable Life Assurance          A2         1,000,000                       1,039,320
Society of the United States
(The) Series 174 Class C1,
7.52% 5/15/06 (c)

Thirteen Affiliates of            Aaa        2,500,000                       2,514,375
General Growth Properties,
Inc. sequential pay Series 1
Class A2,  6.602% 12/15/10
(c)

Wells Fargo Capital Markets       Aaa        1,496,720                       1,515,249
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                    12,431,292
SECURITIES
(Cost $12,419,434)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 2.6%



Canadian Government 6.125%        Aa2        5,000,000                       5,081,500
7/15/02 (f)

Korean Republic:

8.75% 4/15/03 (f)                 Baa3       1,220,000                       1,282,464

8.875% 4/15/08 (f)                Baa3       2,680,000                       2,900,296

Quebec Province yankee:

6.86% 4/15/26 (b)(f)              A2         5,000,000                       5,235,100

7.125% 2/9/24 (f)                 A2         190,000                         197,674

7.5% 7/15/23 (f)                  A2         190,000                         206,123

TOTAL FOREIGN GOVERNMENT AND                                                 14,903,157
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,342,935)

SUPRANATIONAL OBLIGATIONS -
1.8%



Inter American Development        Aaa        10,000,000                      10,268,300
Bank yankee  6.29% 7/16/27
(Cost $9,937,100)

CERTIFICATES OF DEPOSIT - 0.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE  (NOTE 1)

Canadian Imperial Bank of         Aa3       $ 2,500,000                    $ 2,523,500
Commerce, New York yankee
6.2% 8/1/00 (Cost $2,503,750)


CASH EQUIVALENTS - 7.2%

                                            MATURIY AMOUNT

Investments in repurchase                  $ 41,449,091                       41,432,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $41,432,000)

TOTAL INVESTMENT IN                                                         $ 574,855,311
SECURITIES - 100%
(Cost $573,714,955)

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,693,892 or 8.1% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(g) A portion of these securities were sold on a delayed delivery or when-issued basis.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   77.2%  AAA, AA, A   75.7%

Baa          13.6%  BBB          14.8%

Ba           1.2%   BB           0.9%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    89.5%

United Kingdom              3.5

Canada                      2.7

Multi-National              1.8

Korea (South)               1.0

Others (individually less     1.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $573,714,955. Net unrealized appreciation aggregated $1,140,356, of which $4,566,909 related to appreciated investment securities and $3,426,553 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $10,771,000 of which $9,361,000 and $1,410,000 will expire on October 31, 2004 and 2005, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 574,855,311
value (including repurchase
agreements of $41,432,000)
(cost $573,714,955) - See
accompanying schedule

Commitment to sell securities   $ (9,943,750)
on a delayed delivery basis

Receivable for securities        10,001,172     57,422
sold on a delayed delivery
basis

Receivable for investments                      1,093,451
sold, regular delivery

Cash                                            273,115

Receivable for fund shares                      1,700,975
sold

Interest receivable                             7,509,919

 TOTAL ASSETS                                   585,490,193

LIABILITIES

Payable for investments          10,462,789
purchased Regular delivery

 Delayed delivery                10,041,528

Payable for fund shares          1,998,500
redeemed

Distributions payable            565,854

Accrued management fee           199,438

Distribution fees payable        115,433

Other payables and accrued       154,118
expenses

 TOTAL LIABILITIES                              23,537,660

NET ASSETS                                     $ 561,952,533

Net Assets consist of:

Paid in capital                                $ 573,203,196

Distributions in excess of                      (1,395,190)
net investment income

Accumulated undistributed net                   (11,053,251)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                     1,197,778
(depreciation) on investments

NET ASSETS                                     $ 561,952,533

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.62
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share ($18,088,733
(divided by) 1,703,895
shares)

Maximum offering price per         $11.03
share (100/96.25 of $10.62)

CLASS T: NET ASSET VALUE and       $10.62
redemption price per share
($310,690,917 (divided by)
29,258,791 shares)

Maximum offering price per         $10.92
share (100/97.25 of $10.62)

CLASS B: NET ASSET VALUE and       $10.61
offering price per share
($55,290,641 (divided by)
5,212,136 shares) A

CLASS C: NET ASSET VALUE and       $10.61
offering price per share
($11,678,213 (divided by)
1,100,831 shares) A

INSTITUTIONAL CLASS: NET           $10.63
ASSET VALUE, offering price
and redemption price per
share ($166,204,029 (divided
by) 15,642,049 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 16,770,837
Interest

EXPENSES

Management fee                  $ 1,145,596

Transfer agent fees              532,224

Distribution fees                630,947

Accounting fees and expenses     83,429

Non-interested trustees'         906
compensation

Custodian fees and expenses      18,390

Registration fees                70,249

Audit                            19,353

Legal                            3,235

 Total expenses before           2,504,329
reductions

 Expense reductions              (2,336)       2,501,993

NET INVESTMENT INCOME                          14,268,844

REALIZED AND UNREALIZED GAIN                   (275,982)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (7,943,680)

 Delayed delivery commitments    240,300       (7,703,380)

NET GAIN (LOSS)                                (7,979,362)

NET INCREASE (DECREASE) IN                    $ 6,289,482
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  ELEVEN MONTHS ENDED  OCTOBER  YEAR ENDED NOVEMBER 30,
                               1999 (UNAUDITED)            31, 1998                      1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 14,268,844                $ 24,787,296                  $ 28,868,748
income

 Net realized gain (loss)       (275,982)                   4,353,759                     (1,459,900)

 Change in net unrealized       (7,703,380)                 4,740,098                     (1,414,423)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     6,289,482                   33,881,153                    25,994,425
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (13,858,535)                (24,380,390)                  (28,478,083)
from net investment income

Share transactions - net        59,794,828                  17,749,456                    (8,667,273)
increase (decrease)

  TOTAL INCREASE (DECREASE)     52,225,775                  27,250,219                    (11,150,931)
 IN NET ASSETS

NET ASSETS

 Beginning of period            509,726,758                 482,476,539                   493,627,470

 End of period (including      $ 561,952,533               $ 509,726,758                 $ 482,476,539
distributions in excess of
net investment income of
$1,395,190, $1,805,499 and
$1,999,021, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999              YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 G      1997                      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.560    $ 10.590                  $ 10.350
period

Income from Investment
Operations

Net investment income D           .282                             .537        .615                      .159

Net realized and unrealized       (.147)                           .207        (.023)                    .235
gain (loss)

Total from investment             .135                             .744        .592                      .394
operations

Less Distributions

From net investment income        (.285)                           (.534)      (.622)                    (.154)

Net asset value, end of period   $ 10.620                         $ 10.770    $ 10.560                  $ 10.590

TOTAL RETURN B, C                 1.26%                            7.21%       5.81%                     3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,089                         $ 8,217     $ 3,819                   $ 687
(000 omitted)

Ratio of expenses to average      .89% A                           .90% A, F   .90% F                    .90% A, F
net assets

Ratio of net investment           5.47% A                          5.51% A     5.93%                     6.45% A
income to average net assets

Portfolio turnover rate           165% A                           176% A      138%                      200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 G               1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.560             $ 10.610   $ 10.760   $ 10.260
period

Income from Investment
Operations

Net investment income             .282 D                           .537 D               .625 D     .671 D     .649

Net realized and unrealized       (.155)                           .201                 (.058)     (.147)     .491
gain (loss)

Total from investment             .127                             .738                 .567       .524       1.140
operations

Less Distributions

From net investment income        (.277)                           (.528)               (.617)     (.674)     (.640)

In excess of net investment       -                                -                    -          -          -
income

Total distributions               (.277)                           (.528)               (.617)     (.674)     (.640)

Net asset value, end of period   $ 10.620                         $ 10.770             $ 10.560   $ 10.610   $ 10.760

TOTAL RETURN B, C                 1.19%                            7.15%                5.56%      5.10%      11.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 310,691                        $ 287,734            $ 278,869  $ 262,103  $ 228,439
(000 omitted)

Ratio of expenses to average      .98% A                           .98% A               .96%       .97%       .94% E
net assets

Ratio of expenses to average      .98% A                           .98% A               .96%       .96% F     .94%
net assets after expense
reductions

Ratio of net investment           5.39% A                          5.48% A              5.97%      6.38%      6.20%
income to average net assets

Portfolio turnover rate           165% A                           176% A               138%       200%       189%



 FINANCIAL HIGHLIGHTS - CLASS T  YEARS ENDED NOVEMBER 30,

                                 1994       1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.140   $ 10.640
period

Income from Investment
Operations

Net investment income             .609       .785

Net realized and unrealized       (.876)     .511
gain (loss)

Total from investment             (.267)     1.296
operations

Less Distributions

From net investment income        (.555)     (.796)

In excess of net investment       (.058)     -
income

Total distributions               (.613)     (.796)

Net asset value, end of period   $ 10.260   $ 11.140

TOTAL RETURN B, C                 (2.44)%    12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 141,866  $ 59,184
(000 omitted)

Ratio of expenses to average      1.02% E    1.23%
net assets

Ratio of expenses to average      1.02%      1.23%
net assets after expense
reductions

Ratio of net investment           6.04%      6.81%
income to average net assets

Portfolio turnover rate           68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ELEVEN MONTHS ENDED OCTOBER 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 G                    1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760                         $ 10.540                  $ 10.590  $ 10.750  $ 10.250
period

Income from Investment
Operations

Net investment income             .247 D                           .468 D                    .551 D    .597 D    .579

Net realized and unrealized       (.151)                           .214                      (.057)    (.153)    .483
gain (loss)

Total from  investment            .096                             .682                      .494      .444      1.062
operations

Less Distributions

From net investment income        (.246)                           (.462)                    (.544)    (.604)    (.562)

In excess of net investment       -                                -                         -         -         -
income

Total  distributions              (.246)                           (.462)                    (.544)    (.604)    (.562)

Net asset value, end of period   $ 10.610                         $ 10.760                  $ 10.540  $ 10.590  $ 10.750

TOTAL RETURN B, C                 .90%                             6.60%                     4.83%     4.32%     10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 55,291                         $ 39,657                  $ 22,201  $ 18,972  $ 15,830
(000 omitted)

Ratio of expenses to average      1.63% A                          1.65% A, F                1.65% F   1.66% F   1.70% F
net assets

Ratio of net invest- ment         4.74% A                          4.79% A                   5.27%     5.69%     5.44%
income  to average  net
assets

Portfolio turnover rate           165% A                           176% A                    138%      200%      189%



FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED NOVEMBER 30,

                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.430
period

Income from Investment
Operations

Net investment income             .204

Net realized and unrealized       (.178)
gain (loss)

Total from  investment            .026
operations

Less Distributions

From net investment income        (.187)

In excess of net investment       (.019)
income

Total  distributions              (.206)

Net asset value, end of period   $ 10.250

TOTAL RETURN B, C                 .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 3,156
(000 omitted)

Ratio of expenses to average      1.65%A, F
net assets

Ratio of net invest- ment         5.42% A
income  to average  net
assets

Portfolio turnover rate           68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999               YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                      1998 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760                         $ 10.560     $ 10.570
period

Income from Investment
Operations

Net investment income D           .238                             .453         .031

Net realized and unrealized       (.146)                           .199         (.005)
gain (loss)

Total from investment             .092                             .652         .026
operations

Less Distributions

From net investment income        (.242)                           (.452)       (.036)

Net asset value, end of period   $ 10.610                         $ 10.760     $ 10.560

TOTAL RETURN B, C                 .86%                             6.30%        .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,678                         $ 6,100      $ 160
(000 omitted)

Ratio of expenses to average      1.74% A                          1.75% A, F   1.75% A, F
net assets

Ratio of expenses to average      1.74% A                          1.75% A      1.73% A, G
net assets after expense
reductions

Ratio of net investment           4.61% A                          4.67% A      4.42% A
income to average net assets

Portfolio turnover rate           165% A                           176% A       138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED NOVEMBER 30,
INSTITUTIONAL CLASS

                                 (UNAUDITED)                      1998 F               1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.780                         $ 10.570             $ 10.620   $ 10.770   $ 10.270
period

Income from Investment
Operations

Net investment income             .299 D                           .566 D               .658 D     .705 D     .671

Net realized and unrealized       (.155)                           .201                 (.060)     (.151)     .499
gain (loss)

Total from investment             .144                             .767                 .598       .554       1.170
operations

Less Distributions

From net investment income        (.294)                           (.557)               (.648)     (.704)     (.670)

In excess of net investment       -                                -                    -          -          -
income

Total distributions               (.294)                           (.557)               (.648)     (.704)     (.670)

Net asset value, end of period   $ 10.630                         $ 10.780             $ 10.570   $ 10.620   $ 10.770

TOTAL RETURN B, C                 1.35%                            7.44%                5.86%      5.40%      11.73%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 166,204                        $ 168,019            $ 177,427  $ 211,866  $ 208,861
(000 omitted)

Ratio of expenses to average      .67% A                           .68% A               .67%       .66%       .67% E
net assets

Ratio of net investment           5.70% A                          5.78% A              6.27%      6.69%      6.47%
income to average net assets

Portfolio turnover rate           165% A                           176% A               138%       200%       189%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED NOVEMBER 30,
INSTITUTIONAL CLASS

                                 1994       1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.160   $ 10.640
period

Income from Investment
Operations

Net investment income             .602       .832

Net realized and unrealized       (.833)     .531
gain (loss)

Total from investment             (.231)     1.363
operations

Less Distributions

From net investment income        (.597)     (.843)

In excess of net investment       (.062)     -
income

Total distributions               (.659)     (.843)

Net asset value, end of period   $ 10.270   $ 11.160

TOTAL RETURN B, C                 (2.10)%    13.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 172,122  $ 183,790
(000 omitted)

Ratio of expenses to average      .61%       .64%
net assets

Ratio of net investment           6.45%      7.41%
income to average net assets

Portfolio turnover rate           68%        59%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Bond Fund(the fund) is a fund of Fidelity Advisor Series II (formerly a fund of Fidelity Advisor Series
IV) (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $441,299,618 and $384,856,284, respectively, of which U.S. government and government agency obligations aggregated $290,568,216 and $292,113,278, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,868      $ -

CLASS T    371,166      17,003

CLASS B    207,289      150,307

CLASS C    43,624       35,689

          $ 630,947    $ 202,999

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 64,247     $ 30,724

CLASS T    86,435       30,907

CLASS B    50,358       50,358*

CLASS C    5,192        5,192*

          $ 206,232    $ 117,181

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 13,392   .23

CLASS T                 324,370   .22

CLASS B                 48,505    .21

CLASS C                 9,634     .22

INSTITUTIONAL CLASS     136,323   .16

                       $ 532,224

*ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,336 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS  ENDED  APRIL 30,  ELEVEN MONTHS ENDED  OCTOBER  YEAR ENDED NOVEMBER 30,
                                                          31,

                            1999                          1998                          1997A

FROM NET INVESTMENT INCOME

Class A                     $ 313,694                     $ 299,762                     $ 122,899

Class T                      7,685,272                     13,762,990                    15,434,281

Class B                      1,056,635                     1,166,769                     1,017,603

Class C                      196,640                       106,569                       312

Institutional Class          4,606,294                     9,044,300                     11,902,988

Total                       $ 13,858,535                  $ 24,380,390                  $ 28,478,083


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS ENDED OCTOBER 31,  YEAR ENDED NOVEMBER 30,


                                1999                         1998                             1997A

CLASS A Shares sold              1,563,541                    826,066                          455,670

Reinvestment of distributions    25,440                       24,233                           10,671

Shares redeemed                  (648,143)                    (448,992)                        (169,434)

Net increase (decrease)          940,838                      401,307                          296,907

CLASS T Shares sold              10,066,489                   13,142,016                       13,128,368

Reinvestment of distributions    642,675                      1,173,166                        1,340,839

Shares redeemed                  (8,166,182)                  (14,007,864)                     (12,764,354)

Net increase (decrease)          2,542,982                    307,318                          1,704,853

CLASS B Shares sold              2,586,030                    3,469,510                        1,113,298

Reinvestment of distributions    77,482                       85,515                           76,151

Shares redeemed                  (1,136,534)                  (1,975,435)                      (874,566)

Net increase (decrease)          1,526,978                    1,579,590                        314,883

CLASS C Shares sold              807,539                      639,302                          15,175

Reinvestment of distributions    14,107                       8,679                            16

Shares redeemed                  (287,560)                    (96,427)                         -

Net increase (decrease)          534,086                      551,554                          15,191

INSTITUTIONAL CLASS Shares       2,820,671                    5,436,279                        5,646,676
sold

Reinvestment of distributions    199,087                      349,249                          477,520

Shares redeemed                  (2,966,903)                  (6,987,186)                      (9,287,961)

Net increase (decrease)          52,855                       (1,201,658)                      (3,163,765)



                                DOLLARS

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS ENDED  OCTOBER  YEAR ENDED NOVEMBER 30,
                                                             31,

                                1999                         1998                          1997A

CLASS A Shares sold             $ 16,699,033                 $ 8,801,326                   $ 4,761,173

Reinvestment of distributions    271,576                      258,506                       111,981

Shares redeemed                  (6,928,029)                  (4,782,656)                   (1,767,583)

Net increase (decrease)         $ 10,042,580                 $ 4,277,176                   $ 3,105,571

CLASS T Shares sold             $ 107,518,113                $ 140,268,143                 $ 137,559,201

Reinvestment of distributions    6,869,884                    12,511,199                    14,043,998

Shares redeemed                  (87,222,131)                 (149,280,620)                 (133,637,535)

Net increase (decrease)         $ 27,165,866                 $ 3,498,722                   $ 17,965,664

CLASS B Shares sold             $ 27,611,403                 $ 37,025,976                  $ 11,661,677

Reinvestment of distributions    826,905                      911,937                       796,683

Shares redeemed                  (12,132,632)                 (21,073,447)                  (9,166,397)

Net increase (decrease)         $ 16,305,676                 $ 16,864,466                  $ 3,291,963

CLASS C Shares sold             $ 8,623,201                  $ 6,829,640                   $ 160,441

Reinvestment of distributions    150,551                      92,773                        167

Shares redeemed                  (3,073,473)                  (1,036,670)                   -

Net increase (decrease)         $ 5,700,279                  $ 5,885,743                   $ 160,608

INSTITUTIONAL CLASS Shares      $ 30,184,120                 $ 57,943,429                  $ 59,206,035
sold

Reinvestment of distributions    2,130,201                    3,726,467                     5,003,755

Shares redeemed                  (31,733,894)                 (74,446,547)                  (97,400,869)

Net increase (decrease)         $ 580,427                    $ (12,776,651)                $ (33,191,079)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTBI-SANN-0699  77840
1.704557.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  31  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 40  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.28%          5.58%        34.27%        86.31%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL     -2.52%         1.62%        29.23%        79.33%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    1.77%          6.76%        39.71%        n/a

Intermediate Municipal Debt    1.29%          5.83%        34.44%        93.13%
Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 135 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     5.58%        6.07%         6.42%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL     1.62%        5.26%         6.01%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    6.76%        6.92%         n/a

Intermediate Municipal Debt    5.83%        6.09%         6.80%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1989/04/30       9625.00                    10000.00
  1989/05/31       9768.73                    10207.70
  1989/06/30       9875.95                    10346.32
  1989/07/31       9974.50                    10487.13
  1989/08/31       9942.19                    10384.46
  1989/09/30       9940.22                    10353.52
  1989/10/31      10019.94                    10480.14
  1989/11/30      10129.57                    10663.55
  1989/12/31      10220.87                    10750.77
  1990/01/31      10187.54                    10699.92
  1990/02/28      10278.00                    10795.15
  1990/03/31      10295.51                    10798.39
  1990/04/30      10189.64                    10720.21
  1990/05/31      10375.42                    10954.23
  1990/06/30      10461.32                    11050.52
  1990/07/31      10587.57                    11212.96
  1990/08/31      10526.01                    11050.15
  1990/09/30      10554.20                    11056.45
  1990/10/31      10672.23                    11257.01
  1990/11/30      10842.50                    11483.39
  1990/12/31      10871.77                    11533.34
  1991/01/31      10993.16                    11688.12
  1991/02/28      11093.25                    11789.81
  1991/03/31      11100.70                    11794.05
  1991/04/30      11201.33                    11950.91
  1991/05/31      11291.07                    12057.16
  1991/06/30      11297.93                    12045.22
  1991/07/31      11411.09                    12191.93
  1991/08/31      11502.27                    12352.50
  1991/09/30      11572.77                    12513.33
  1991/10/31      11697.04                    12625.95
  1991/11/30      11726.52                    12661.17
  1991/12/31      11920.30                    12932.88
  1992/01/31      12003.57                    12962.37
  1992/02/29      12017.34                    12966.52
  1992/03/31      11971.39                    12971.32
  1992/04/30      12055.12                    13086.76
  1992/05/31      12187.35                    13240.79
  1992/06/30      12347.29                    13462.97
  1992/07/31      12613.21                    13866.59
  1992/08/31      12519.95                    13731.39
  1992/09/30      12638.30                    13821.20
  1992/10/31      12548.38                    13685.33
  1992/11/30      12777.67                    13930.44
  1992/12/31      12793.10                    14072.67
  1993/01/31      12938.57                    14236.33
  1993/02/28      13297.80                    14751.26
  1993/03/31      13165.89                    14595.34
  1993/04/30      13258.49                    14742.61
  1993/05/31      13314.29                    14825.46
  1993/06/30      13454.62                    15072.90
  1993/07/31      13469.91                    15092.64
  1993/08/31      13717.74                    15406.87
  1993/09/30      13859.65                    15582.36
  1993/10/31      13872.66                    15612.43
  1993/11/30      13764.52                    15474.88
  1993/12/31      13999.71                    15801.56
  1994/01/31      14129.59                    15982.01
  1994/02/28      13776.79                    15568.08
  1994/03/31      13238.52                    14934.15
  1994/04/30      13355.70                    15060.79
  1994/05/31      13475.23                    15191.37
  1994/06/30      13378.39                    15098.55
  1994/07/31      13564.79                    15375.30
  1994/08/31      13616.08                    15428.50
  1994/09/30      13463.59                    15202.01
  1994/10/31      13258.86                    14932.02
  1994/11/30      12969.13                    14662.05
  1994/12/31      13203.89                    14984.76
  1995/01/31      13536.17                    15413.03
  1995/02/28      13879.65                    15861.24
  1995/03/31      14031.47                    16043.48
  1995/04/30      14027.45                    16062.42
  1995/05/31      14347.82                    16574.97
  1995/06/30      14270.74                    16430.77
  1995/07/31      14363.63                    16586.53
  1995/08/31      14557.78                    16796.85
  1995/09/30      14650.78                    16903.17
  1995/10/31      14807.05                    17148.94
  1995/11/30      14977.67                    17433.44
  1995/12/31      15078.33                    17600.98
  1996/01/31      15178.93                    17733.87
  1996/02/29      15129.35                    17614.16
  1996/03/31      14980.45                    17389.05
  1996/04/30      14932.62                    17339.84
  1996/05/31      14931.01                    17332.91
  1996/06/30      15046.25                    17521.66
  1996/07/31      15163.66                    17681.11
  1996/08/31      15162.57                    17676.87
  1996/09/30      15295.74                    17924.34
  1996/10/31      15445.39                    18127.07
  1996/11/30      15713.26                    18458.79
  1996/12/31      15653.97                    18381.26
  1997/01/31      15699.15                    18416.01
  1997/02/28      15830.18                    18585.06
  1997/03/31      15644.39                    18337.33
  1997/04/30      15763.31                    18490.81
  1997/05/31      15930.76                    18768.91
  1997/06/30      16097.25                    18968.80
  1997/07/31      16498.24                    19494.24
  1997/08/31      16356.18                    19311.57
  1997/09/30      16539.84                    19540.80
  1997/10/31      16632.35                    19666.45
  1997/11/30      16721.90                    19782.09
  1997/12/31      16909.27                    20070.71
  1998/01/31      17049.18                    20277.84
  1998/02/28      17040.18                    20283.92
  1998/03/31      17053.03                    20301.77
  1998/04/30      16985.10                    20210.21
  1998/05/31      17207.78                    20530.14
  1998/06/30      17267.52                    20611.03
  1998/07/31      17281.66                    20662.76
  1998/08/31      17521.76                    20982.00
  1998/09/30      17711.72                    21243.44
  1998/10/31      17706.43                    21243.01
  1998/11/30      17748.10                    21317.57
  1998/12/31      17775.91                    21371.30
  1999/01/31      17987.40                    21625.40
  1999/02/28      17892.42                    21530.90
  1999/03/31      17888.60                    21560.82
  1999/04/30      17932.63                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990512 154917 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on April 30, 1989, and the current 3.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $17,933 - a 79.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,         SEPTEMBER 3, 1996
                                                                              (COMMENCEMENT OF SALE OF
                                                                              CLASS A SHARES) TO OCTOBER 31,

                  1999                        1998                     1997   1996

Dividend returns  2.03%                       4.37%                    4.65%  0.75%

Capital returns   -0.75%                      2.09%                    3.03%  1.08%

Total returns     1.28%                       6.46%                    7.68%  1.83%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.61(cents)   21.61(cents)   44.08(cents)

Annualized dividend rate      4.13%         4.08%          4.13%

30-day annualized yield       3.31%         -              -

30-day annualized             5.17%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.63 over the past one month, $10.68 over the past six months and $10.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 3.22% and 5.03%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.26%          5.46%        34.02%        85.96%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL     -1.52%         2.56%        30.33%        80.85%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    1.77%          6.76%        39.71%        n/a

Intermediate Municipal Debt    1.29%          5.83%        34.44%        93.13%
Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 135 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     5.46%        6.03%         6.40%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL     2.56%        5.44%         6.10%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    6.76%        6.92%         n/a

Intermediate Municipal Debt    5.83%        6.09%         6.80%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1989/04/30       9725.00                    10000.00
  1989/05/31       9870.22                    10207.70
  1989/06/30       9978.55                    10346.32
  1989/07/31      10078.13                    10487.13
  1989/08/31      10045.49                    10384.46
  1989/09/30      10043.49                    10353.52
  1989/10/31      10124.04                    10480.14
  1989/11/30      10234.81                    10663.55
  1989/12/31      10327.07                    10750.77
  1990/01/31      10293.38                    10699.92
  1990/02/28      10384.79                    10795.15
  1990/03/31      10402.48                    10798.39
  1990/04/30      10295.50                    10720.21
  1990/05/31      10483.21                    10954.23
  1990/06/30      10570.01                    11050.52
  1990/07/31      10697.57                    11212.96
  1990/08/31      10635.37                    11050.15
  1990/09/30      10663.85                    11056.45
  1990/10/31      10783.11                    11257.01
  1990/11/30      10955.15                    11483.39
  1990/12/31      10984.72                    11533.34
  1991/01/31      11107.38                    11688.12
  1991/02/28      11208.50                    11789.81
  1991/03/31      11216.03                    11794.05
  1991/04/30      11317.71                    11950.91
  1991/05/31      11408.38                    12057.16
  1991/06/30      11415.31                    12045.22
  1991/07/31      11529.65                    12191.93
  1991/08/31      11621.77                    12352.50
  1991/09/30      11693.00                    12513.33
  1991/10/31      11818.57                    12625.95
  1991/11/30      11848.36                    12661.17
  1991/12/31      12044.14                    12932.88
  1992/01/31      12128.28                    12962.37
  1992/02/29      12142.19                    12966.52
  1992/03/31      12095.77                    12971.32
  1992/04/30      12180.37                    13086.76
  1992/05/31      12313.97                    13240.79
  1992/06/30      12475.57                    13462.97
  1992/07/31      12744.25                    13866.59
  1992/08/31      12650.03                    13731.39
  1992/09/30      12769.61                    13821.20
  1992/10/31      12678.75                    13685.33
  1992/11/30      12910.42                    13930.44
  1992/12/31      12926.02                    14072.67
  1993/01/31      13073.00                    14236.33
  1993/02/28      13435.96                    14751.26
  1993/03/31      13302.68                    14595.34
  1993/04/30      13396.24                    14742.61
  1993/05/31      13452.62                    14825.46
  1993/06/30      13594.41                    15072.90
  1993/07/31      13609.85                    15092.64
  1993/08/31      13860.26                    15406.87
  1993/09/30      14003.65                    15582.36
  1993/10/31      14016.79                    15612.43
  1993/11/30      13907.53                    15474.88
  1993/12/31      14145.16                    15801.56
  1994/01/31      14276.39                    15982.01
  1994/02/28      13919.92                    15568.08
  1994/03/31      13376.06                    14934.15
  1994/04/30      13494.46                    15060.79
  1994/05/31      13615.24                    15191.37
  1994/06/30      13517.39                    15098.55
  1994/07/31      13705.73                    15375.30
  1994/08/31      13757.55                    15428.50
  1994/09/30      13603.47                    15202.01
  1994/10/31      13396.62                    14932.02
  1994/11/30      13103.88                    14662.05
  1994/12/31      13341.08                    14984.76
  1995/01/31      13676.80                    15413.03
  1995/02/28      14023.85                    15861.24
  1995/03/31      14177.25                    16043.48
  1995/04/30      14173.19                    16062.42
  1995/05/31      14496.89                    16574.97
  1995/06/30      14419.01                    16430.77
  1995/07/31      14512.87                    16586.53
  1995/08/31      14709.03                    16796.85
  1995/09/30      14803.00                    16903.17
  1995/10/31      14960.89                    17148.94
  1995/11/30      15133.28                    17433.44
  1995/12/31      15234.99                    17600.98
  1996/01/31      15336.64                    17733.87
  1996/02/29      15286.54                    17614.16
  1996/03/31      15136.10                    17389.05
  1996/04/30      15087.76                    17339.84
  1996/05/31      15086.14                    17332.91
  1996/06/30      15202.58                    17521.66
  1996/07/31      15321.20                    17681.11
  1996/08/31      15320.11                    17676.87
  1996/09/30      15453.54                    17924.34
  1996/10/31      15618.57                    18127.07
  1996/11/30      15872.67                    18458.79
  1996/12/31      15827.38                    18381.26
  1997/01/31      15856.30                    18416.01
  1997/02/28      15986.36                    18585.06
  1997/03/31      15797.28                    18337.33
  1997/04/30      15916.06                    18490.81
  1997/05/31      16099.31                    18768.91
  1997/06/30      16250.44                    18968.80
  1997/07/31      16653.82                    19494.24
  1997/08/31      16508.94                    19311.57
  1997/09/30      16693.00                    19540.80
  1997/10/31      16769.12                    19666.45
  1997/11/30      16858.20                    19782.09
  1997/12/31      17061.86                    20070.71
  1998/01/31      17201.57                    20277.84
  1998/02/28      17191.25                    20283.92
  1998/03/31      17202.87                    20301.77
  1998/04/30      17149.24                    20210.21
  1998/05/31      17356.40                    20530.14
  1998/06/30      17416.64                    20611.03
  1998/07/31      17447.26                    20662.76
  1998/08/31      17673.17                    20982.00
  1998/09/30      17864.80                    21243.44
  1998/10/31      17859.53                    21243.01
  1998/11/30      17901.62                    21317.57
  1998/12/31      17929.00                    21371.30
  1999/01/31      18142.18                    21625.40
  1999/02/28      18028.87                    21530.90
  1999/03/31      18041.10                    21560.82
  1999/04/30      18084.82                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990512 155218 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on April 30, 1989, and the current 2.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $18,085 - an 80.85% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998   1997   1996    1995    1994

Dividend returns  2.01%                       4.32%  4.54%  4.59%   4.94%   4.20%

Capital returns   -0.75%                      2.18%  2.83%  -0.19%   6.74%  -8.62%

Total returns     1.26%                       6.50%  7.37%  4.40%   11.68%  -4.42%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.57(cents)   21.44(cents)   43.84(cents)

Annualized dividend rate      4.09%         4.05%          4.10%

30-day annualized yield       3.31%         -              -

30-day annualized             5.17%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.63 over the past one month, $10.68 over the past six months and $10.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.12% and 4.88%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 3%, 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     0.91%          4.70%        29.37%        79.52%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL     -2.05%         1.70%        29.37%        79.52%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond    1.77%          6.76%        39.71%        n/a

Intermediate Municipal Debt    1.29%          5.83%        34.44%        93.13%
Funds Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 135 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL      4.70%        5.29%         6.03%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL      1.70%        5.29%         6.03%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond     6.76%        6.92%         n/a

Intermediate Municipal Debt     5.83%        6.09%         6.80%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1989/04/30      10000.00                    10000.00
  1989/05/31      10149.33                    10207.70
  1989/06/30      10260.72                    10346.32
  1989/07/31      10363.12                    10487.13
  1989/08/31      10329.55                    10384.46
  1989/09/30      10327.50                    10353.52
  1989/10/31      10410.33                    10480.14
  1989/11/30      10524.23                    10663.55
  1989/12/31      10619.09                    10750.77
  1990/01/31      10584.45                    10699.92
  1990/02/28      10678.44                    10795.15
  1990/03/31      10696.63                    10798.39
  1990/04/30      10586.64                    10720.21
  1990/05/31      10779.65                    10954.23
  1990/06/30      10868.90                    11050.52
  1990/07/31      11000.07                    11212.96
  1990/08/31      10936.11                    11050.15
  1990/09/30      10965.40                    11056.45
  1990/10/31      11088.03                    11257.01
  1990/11/30      11264.94                    11483.39
  1990/12/31      11295.34                    11533.34
  1991/01/31      11421.47                    11688.12
  1991/02/28      11525.45                    11789.81
  1991/03/31      11533.19                    11794.05
  1991/04/30      11637.75                    11950.91
  1991/05/31      11730.98                    12057.16
  1991/06/30      11738.10                    12045.22
  1991/07/31      11855.68                    12191.93
  1991/08/31      11950.41                    12352.50
  1991/09/30      12023.65                    12513.33
  1991/10/31      12152.77                    12625.95
  1991/11/30      12183.40                    12661.17
  1991/12/31      12384.72                    12932.88
  1992/01/31      12471.24                    12962.37
  1992/02/29      12485.55                    12966.52
  1992/03/31      12437.81                    12971.32
  1992/04/30      12524.80                    13086.76
  1992/05/31      12662.18                    13240.79
  1992/06/30      12828.35                    13462.97
  1992/07/31      13104.63                    13866.59
  1992/08/31      13007.74                    13731.39
  1992/09/30      13130.70                    13821.20
  1992/10/31      13037.28                    13685.33
  1992/11/30      13275.50                    13930.44
  1992/12/31      13291.53                    14072.67
  1993/01/31      13442.67                    14236.33
  1993/02/28      13815.89                    14751.26
  1993/03/31      13678.85                    14595.34
  1993/04/30      13775.06                    14742.61
  1993/05/31      13833.03                    14825.46
  1993/06/30      13978.83                    15072.90
  1993/07/31      13994.71                    15092.64
  1993/08/31      14252.20                    15406.87
  1993/09/30      14399.64                    15582.36
  1993/10/31      14413.15                    15612.43
  1993/11/30      14300.80                    15474.88
  1993/12/31      14545.15                    15801.56
  1994/01/31      14680.10                    15982.01
  1994/02/28      14313.55                    15568.08
  1994/03/31      13754.31                    14934.15
  1994/04/30      13876.05                    15060.79
  1994/05/31      14000.24                    15191.37
  1994/06/30      13899.63                    15098.55
  1994/07/31      14079.42                    15375.30
  1994/08/31      14120.24                    15428.50
  1994/09/30      13938.19                    15202.01
  1994/10/31      13730.98                    14932.02
  1994/11/30      13421.58                    14662.05
  1994/12/31      13655.69                    14984.76
  1995/01/31      13989.03                    15413.03
  1995/02/28      14335.52                    15861.24
  1995/03/31      14483.01                    16043.48
  1995/04/30      14469.53                    16062.42
  1995/05/31      14790.37                    16574.97
  1995/06/30      14701.47                    16430.77
  1995/07/31      14802.08                    16586.53
  1995/08/31      14978.00                    16796.85
  1995/09/30      15064.85                    16903.17
  1995/10/31      15215.98                    17148.94
  1995/11/30      15381.05                    17433.44
  1995/12/31      15460.43                    17600.98
  1996/01/31      15570.80                    17733.87
  1996/02/29      15511.68                    17614.16
  1996/03/31      15335.83                    17389.05
  1996/04/30      15293.96                    17339.84
  1996/05/31      15268.96                    17332.91
  1996/06/30      15393.87                    17521.66
  1996/07/31      15505.28                    17681.11
  1996/08/31      15495.24                    17676.87
  1996/09/30      15621.92                    17924.34
  1996/10/31      15764.84                    18127.07
  1996/11/30      16028.49                    18458.79
  1996/12/31      15959.27                    18381.26
  1997/01/31      15995.93                    18416.01
  1997/02/28      16119.25                    18585.06
  1997/03/31      15919.81                    18337.33
  1997/04/30      16031.02                    18490.81
  1997/05/31      16191.06                    18768.91
  1997/06/30      16350.17                    18968.80
  1997/07/31      16731.15                    19494.24
  1997/08/31      16592.15                    19311.57
  1997/09/30      16768.25                    19540.80
  1997/10/31      16835.45                    19666.45
  1997/11/30      16915.87                    19782.09
  1997/12/31      17111.15                    20070.71
  1998/01/31      17242.24                    20277.84
  1998/02/28      17222.55                    20283.92
  1998/03/31      17224.72                    20301.77
  1998/04/30      17145.66                    20210.21
  1998/05/31      17359.60                    20530.14
  1998/06/30      17409.15                    20611.03
  1998/07/31      17412.33                    20662.76
  1998/08/31      17643.28                    20982.00
  1998/09/30      17823.75                    21243.44
  1998/10/31      17807.19                    21243.01
  1998/11/30      17821.47                    21317.57
  1998/12/31      17854.84                    21371.30
  1999/01/31      18056.51                    21625.40
  1999/02/28      17934.03                    21530.90
  1999/03/31      17935.58                    21560.82
  1999/04/30      17951.83                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990512 154940 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have been $17,952 - a 79.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,615 a 116.15 % increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                 SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,        JUNE 30, 1994 (COMMENCEMENT
                                                                            OF SALE OF  CLASS B SHARES)
                                                                            TO OCTOBER 31,


                  1999                        1998   1997   1996    1995    1994

Dividend returns  1.66%                       3.58%  3.86%  3.90%   4.07%   1.22%

Capital returns   -0.75%                      2.09%  2.93%  -0.29%   6.74%  -2.43%

Total returns     0.91%                       5.67%  6.79%  3.61%   10.81%  -1.21%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           2.96(cents)   17.67(cents)   36.13(cents)

Annualized dividend rate      3.39%         3.34%          3.38%

30-day annualized yield       2.70%         -              -

30-day annualized             4.22%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.63 over the past one month, $10.67 over the past six months and $10.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 2.57% and 4.02%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     0.86%          4.59%        29.28%        79.39%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL     -0.13%         3.59%        29.28%        79.39%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond    1.77%          6.76%        39.71%        n/a

Intermediate Municipal Debt    1.29%          5.83%        34.44%        93.13%
Funds Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 135 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     4.59%        5.27%         6.02%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL     3.59%        5.27%         6.02%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond    6.76%        6.92%         n/a

Intermediate Municipal Debt    5.83%        6.09%         6.80%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1989/04/30      10000.00                    10000.00
  1989/05/31      10149.33                    10207.70
  1989/06/30      10260.72                    10346.32
  1989/07/31      10363.12                    10487.13
  1989/08/31      10329.55                    10384.46
  1989/09/30      10327.50                    10353.52
  1989/10/31      10410.33                    10480.14
  1989/11/30      10524.23                    10663.55
  1989/12/31      10619.09                    10750.77
  1990/01/31      10584.45                    10699.92
  1990/02/28      10678.44                    10795.15
  1990/03/31      10696.63                    10798.39
  1990/04/30      10586.64                    10720.21
  1990/05/31      10779.65                    10954.23
  1990/06/30      10868.90                    11050.52
  1990/07/31      11000.07                    11212.96
  1990/08/31      10936.11                    11050.15
  1990/09/30      10965.40                    11056.45
  1990/10/31      11088.03                    11257.01
  1990/11/30      11264.94                    11483.39
  1990/12/31      11295.34                    11533.34
  1991/01/31      11421.47                    11688.12
  1991/02/28      11525.45                    11789.81
  1991/03/31      11533.19                    11794.05
  1991/04/30      11637.75                    11950.91
  1991/05/31      11730.98                    12057.16
  1991/06/30      11738.10                    12045.22
  1991/07/31      11855.68                    12191.93
  1991/08/31      11950.41                    12352.50
  1991/09/30      12023.65                    12513.33
  1991/10/31      12152.77                    12625.95
  1991/11/30      12183.40                    12661.17
  1991/12/31      12384.72                    12932.88
  1992/01/31      12471.24                    12962.37
  1992/02/29      12485.55                    12966.52
  1992/03/31      12437.81                    12971.32
  1992/04/30      12524.80                    13086.76
  1992/05/31      12662.18                    13240.79
  1992/06/30      12828.35                    13462.97
  1992/07/31      13104.63                    13866.59
  1992/08/31      13007.74                    13731.39
  1992/09/30      13130.70                    13821.20
  1992/10/31      13037.28                    13685.33
  1992/11/30      13275.50                    13930.44
  1992/12/31      13291.53                    14072.67
  1993/01/31      13442.67                    14236.33
  1993/02/28      13815.89                    14751.26
  1993/03/31      13678.85                    14595.34
  1993/04/30      13775.06                    14742.61
  1993/05/31      13833.03                    14825.46
  1993/06/30      13978.83                    15072.90
  1993/07/31      13994.71                    15092.64
  1993/08/31      14252.20                    15406.87
  1993/09/30      14399.64                    15582.36
  1993/10/31      14413.15                    15612.43
  1993/11/30      14300.80                    15474.88
  1993/12/31      14545.15                    15801.56
  1994/01/31      14680.10                    15982.01
  1994/02/28      14313.55                    15568.08
  1994/03/31      13754.31                    14934.15
  1994/04/30      13876.05                    15060.79
  1994/05/31      14000.24                    15191.37
  1994/06/30      13899.63                    15098.55
  1994/07/31      14079.42                    15375.30
  1994/08/31      14120.24                    15428.50
  1994/09/30      13938.19                    15202.01
  1994/10/31      13730.98                    14932.02
  1994/11/30      13421.58                    14662.05
  1994/12/31      13655.69                    14984.76
  1995/01/31      13989.03                    15413.03
  1995/02/28      14335.52                    15861.24
  1995/03/31      14483.01                    16043.48
  1995/04/30      14469.53                    16062.42
  1995/05/31      14790.37                    16574.97
  1995/06/30      14701.47                    16430.77
  1995/07/31      14802.08                    16586.53
  1995/08/31      14978.00                    16796.85
  1995/09/30      15064.85                    16903.17
  1995/10/31      15215.98                    17148.94
  1995/11/30      15381.05                    17433.44
  1995/12/31      15460.43                    17600.98
  1996/01/31      15570.80                    17733.87
  1996/02/29      15511.68                    17614.16
  1996/03/31      15335.83                    17389.05
  1996/04/30      15293.96                    17339.84
  1996/05/31      15268.96                    17332.91
  1996/06/30      15393.87                    17521.66
  1996/07/31      15505.28                    17681.11
  1996/08/31      15495.24                    17676.87
  1996/09/30      15621.92                    17924.34
  1996/10/31      15764.84                    18127.07
  1996/11/30      16028.49                    18458.79
  1996/12/31      15959.27                    18381.26
  1997/01/31      15995.93                    18416.01
  1997/02/28      16119.25                    18585.06
  1997/03/31      15919.81                    18337.33
  1997/04/30      16031.02                    18490.81
  1997/05/31      16191.06                    18768.91
  1997/06/30      16350.17                    18968.80
  1997/07/31      16731.15                    19494.24
  1997/08/31      16592.15                    19311.57
  1997/09/30      16768.25                    19540.80
  1997/10/31      16835.45                    19666.45
  1997/11/30      16914.68                    19782.09
  1997/12/31      17108.79                    20070.71
  1998/01/31      17237.80                    20277.84
  1998/02/28      17217.26                    20283.92
  1998/03/31      17232.85                    20301.77
  1998/04/30      17152.29                    20210.21
  1998/05/31      17364.47                    20530.14
  1998/06/30      17395.49                    20611.03
  1998/07/31      17413.69                    20662.76
  1998/08/31      17626.51                    20982.00
  1998/09/30      17805.43                    21243.44
  1998/10/31      17787.31                    21243.01
  1998/11/30      17816.81                    21317.57
  1998/12/31      17848.69                    21371.30
  1999/01/31      18031.69                    21625.40
  1999/02/28      17924.81                    21530.90
  1999/03/31      17907.99                    21560.82
  1999/04/30      17939.46                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990512 155209 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have been $17,939 - a 79.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                                              (COMMENCEMENT OF SALE OF
                                              CLASS C SHARES) TO OCTOBER
                                              31,

                  1999                        1998

Dividend returns  1.61%                       3.44%

Capital returns   -0.75%                      2.38%

Total returns     0.86%                       5.82%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           2.87(cents)   17.15(cents)   35.01(cents)

Annualized dividend rate      3.28%         3.24%          3.28%

30-day annualized yield       n/a           -              -

30-day annualized             n/a           -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average share price of $10.63 over the past one month, $10.68 over the past six months and $10.68 over the past one year. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Municipal bonds outperformed
Treasuries during the six-month
period that ended April 30, 1999.
During that time, the Lehman Brothers
Municipal Bond Index - an index
of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned 1.75%.
In contrast, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - gained 0.69%.
During the six-month period, the
ratio of municipal bond yields to
Treasury bond yields improved.
While Treasury yields rose during
the first quarter of the year,
municipal yields remained
relatively stable, due in part to an
improving supply and demand
environment. Municipal bond
issuance was off its torrid pace
experienced last year (which was
just shy of the record $292 billion
issued in 1993), while retail investor
demand strengthened in 1999,
helping municipal bonds
outperform Treasuries. Although the
municipal market managed to
produce marginal returns over the
past six months, bond market
sentiment turned bearish late in the
period as strong economic reports
indicated that the U.S. economy
continued to grow at brisk pace. The
strength of the domestic economy
combined with a perception of
improving overseas markets caused
investors to once again focus on the
threat of inflation and the prospects of higher interest rates.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the six-month period ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 1.28%, 1.26%, 0.91% and 0.86%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 1.29% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 1.77% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 5.58%, 5.46%, 4.70% and 4.59%, respectively. Those returns compared to the intermediate municipal debt funds average's 5.83% return and the Lehman Brothers index's 6.76% return for the same 12-month period.

Q. MUNICIPAL BONDS - WHILE OUTPACING THEIR TREASURY COUNTERPARTS - HAD A FAIRLY TOUGH GO OF IT OVER THE PAST SIX MONTHS. WERE THERE ANY
BRIGHT SPOTS FOR THE FUND GIVEN THAT DIFFICULT BACKDROP?

A. The student loan bond area was one segment of the municipal bond market that held up relatively well. These bonds tend to pay higher levels of income than comparably rated bonds from other sectors because they carry the risk of being prepaid before maturity. Bondholders generally dislike prepayment because it potentially forces them to reinvest at lower interest rates. The attractive level of income that student loan bonds paid, coupled with the fact that there was a diminished likelihood of prepayment due to rising interest rates, helped the bonds. I'd also say that the fund benefited from its emphasis on relatively high-quality bonds - rated A, Aa or Aaa - because they outpaced lower-quality Baa-rated bonds during the period.

Q. CAN YOU EXPLAIN HOW PROBLEMS WITH A MAJOR HOSPITAL SYSTEM IN
PHILADELPHIA CAUSED MANY BAA-RATED SECURITIES TO FALTER?

A. Sure. When Allegheny Health Education and Research Foundation (AHERF), - a hospital system in Philadelphia, that was at one time Baa-rated - declared bankruptcy, the event cast a pall on the Baa-rated segment of the market as a whole. In response to an increase in the perceived risk of these securities, investors pushed Baa-rated bond yields higher, and their prices lower. While the fund didn't own any bonds issued by AHERF, its stake in Baa-rated bonds - which stood at 11% of investments at the end of the period - performed poorly.

Q. BECAUSE OF THE STATE'S BETTER-THAN-AVERAGE ECONOMIC GROWTH, BONDS ISSUED IN CALIFORNIA PERFORMED RELATIVELY WELL COMPARED WITH BONDS FROM OTHER STATES. DID THE FUND BENEFIT FROM THAT DEVELOPMENT DURING THE PAST SIX MONTHS?

A. Yes, it did, but the fund's relatively light stake in bonds issued in California - 12.3% of investments at the end of the period - ended up being a source of disappointment during the past six months. I had reduced the fund's stake in California securities last year because I felt their prices already reflected most of the economic improvement that had or would take place, and the bonds had reached their upside limit as a result. As it turned out, however, California bonds generally continued to appreciate in response to further economic expansion in that state.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. Supply and demand conditions - which can have a dramatic effect on the municipal market's performance - appear favorable. In contrast to last year, there has been a relatively light supply of municipal bonds issued so far in 1999. In 1998, falling interest rates prompted a wave of municipal bond refundings as issuers looked to refinance their debt at lower interest rates. Those refundings made up more than one-third of total supply of municipal bonds issued last year. So far this year, however, refunding issuance has slowed dramatically as interest rates rose. Meanwhile, demand has been firm. However, the direction of interest rates will be the primary factor determining municipal bond performance.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax by investing
normally in
investment-grade municipal
debt securities

START DATE: September 19,
1985

SIZE: as of April 30, 1999,
more than $78 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON DEVELOPMENTS
IN TECHNOLOGY AND THEIR EFFECT
ON MUNICIPAL-BOND ISSUERS:

"I'm currently keeping an eye on
two technology-related
developments and their
potential effect on
municipal-bond issuers. How
individual issuers meet these
challenges could have a dramatic
impact on their fiscal health and,
ultimately, their credit
worthiness. The first is potential
problems stemming from the
so-called Year 2000 glitch, or `Y2K.'
The issue is whether problems
that arise from Y2K will seriously
compromise the operations of a
municipal issuer. I'll also be
monitoring the extent to which
municipal issuers adequately
budget for Y2K fixes.

"The second technology-related
issue I'm watching is the rise of
the Internet. As more and more
people shop for goods and services
online, it's uncertain to what
extent states and municipalities
will lose out on sales tax revenue.
Many government entities across
the nation are wrestling with
whether they will be able to tax
Internet-based sales that emanate
from their states or
municipalities. As yet, there's no
definitive estimate of the
magnitude of potential problems
stemming from this issue.
Nonetheless, I'm factoring it in
when I evaluate the attractiveness
of issuers, especially those that
are heavily reliant on sales-tax
revenues."


INVESTMENT CHANGES





TOP FIVE STATES AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE HOLDINGS 6 MONTHS AGO

California                     12.3                     13.1

Texas                          11.0                     5.2

New York                       8.6                      8.3

Massachusetts                  7.6                      6.6

Washington                     7.4                      5.5

TOP FIVE SECTORS AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            24.8                     20.9

Education                      20.9                     21.6

Electric Utilities             17.6                     16.2

Health Care                    13.9                     14.6

Housing                        5.1                      5.2

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                                        6 MONTHS AGO

Years                          7.6                      7.3


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           5.2   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 1999

Aaa 48.3%
Aa, A 38.3%
Baa 11.0%
Short-term
investments 2.4%

Row: 1, Col: 1, Value: 48.3
Row: 1, Col: 2, Value: 38.3
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 2.4

AS OF OCTOBER 31, 1998

Aaa 46.1%
Aa, A 34.5%
Baa 12.0%
Short-term
investments 7.4%

Row: 1, Col: 1, Value: 46.1
Row: 1, Col: 2, Value: 34.5
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 7.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 0.4%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 309,828
Student Ln. Rev.  Series A,
5% 7/1/03 (AMBAC Insured) (e)

ARIZONA - 1.3%

Maricopa County Cmnty.            Aa1        1,000,000                      1,050,110
College District  Series B,
5.25% 7/1/10

ARKANSAS - 1.1%

Arkansas Gen. Oblig. (Cap.        Aa3        1,000,000                      889,710
Appreciation)  Series A, 0%
6/1/02

CALIFORNIA - 12.3%

California Ed. Facilities         AAA        225,000                        233,890
Auth. Rev. Rfdg. (Chapman
Univ.) 5.375% 10/1/16
(Connie Lee Insured)

California Health Facilities      A+         2,275,000                      2,414,048
Fing. Auth. Rev. (Casa de
Las Campanas) Series A,
5.375% 8/1/09

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,037,940
Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured)
(e)

California Poll. Cont. Fing.      Baa2       500,000                        532,965
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (e)

California Rural Home Mtg.        Aaa        2,000,000                      2,023,260
Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45%
8/1/01 (MBIA Insured)

Los Angeles County Ctfs. of       Baa1       970,000                        765,825
Prtn. (Cap. Appreciation)
(Disney Parking Proj.) 0%
9/1/04

Sacramento Muni. Util.            Aaa        1,000,000                      1,073,240
District Elec. Rev. 5.45%
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,062,030

6.5% 7/1/08                       BBB-       300,000                        336,594

San Bernardino County Rfdg.       A3         500,000                        526,685
Ctfs. of Prtn.  (Med. Ctr.
Fing. Proj.) 5.25% 8/1/04

                                                                            10,006,477

COLORADO - 1.2%

Arapaho County Cap. Impt.         Aaa        3,620,000                      581,444
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/2005 @ 20.8626) (f)

Colorado Health Facilities        Baa2       400,000                        411,828
Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25%
2/1/04

                                                                            993,272

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

DISTRICT OF COLUMBIA - 1.9%

District of Columbia Gen.         Aaa       $ 1,000,000                    $ 1,063,930
Oblig. Rfdg. Series B 1,
5.4% 6/1/06 (AMBAC Insured)

District of Columbia Redev.       Baa        500,000                        508,500
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

                                                                            1,572,430

FLORIDA - 1.9%

Broward County Resource           A3         460,000                        483,538
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        500,000                        517,665
Rfdg. (Miami Int'l. Arpt.)
Series A, 5.25% 10/1/01 (FSA
Insured) (e)

Jacksonville Port Auth. Rev.      Aaa        500,000                        546,570
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (e)

                                                                            1,547,773

ILLINOIS - 2.0%

Chicago Midway Arpt. Rev.         Aaa        300,000                        327,957
Series B, 6% 1/1/09 (MBIA
Insured) (e)

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.:

(Cap. Appreciation) Series A:

0% 6/15/09 (FGIC Insured)         Aaa        435,000                        276,016

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         41,121
(Escrowed to Maturity) (f)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      962,920

                                                                            1,608,014

IOWA - 1.9%

Iowa Student Ln. Liquidity        Aa1        1,500,000                      1,562,325
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

KANSAS - 4.0%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity -
Leavenworth Health Svc. Co.):

5.25% 12/1/09 (MBIA Insured)      Aaa        1,385,000                      1,463,156

5.25% 12/1/11 (MBIA Insured)      Aaa        1,750,000                      1,825,705

                                                                            3,288,861

LOUISIANA - 2.3%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,892,799
Auth. Student Ln. Rev. Rfdg.
Series A 1, 6.2% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MAINE - 1.2%

Maine Edl. Ln. Marketing          Aaa       $ 1,000,000                    $ 1,007,910
Corp. Student Ln. Rev.
Series A 4, 5.45% 11/1/99 (e)

MASSACHUSETTS - 7.6%

Boston Gen. Oblig. Rev.           Aaa        250,000                        268,033
(Boston City Hosp.) Series
A, 7.625% 2/15/21
(Pre-Refunded to 8/15/2000 @
101.666) (f)

Massachusetts Gen. Oblig.
Rfdg.:

Series A, 5.5% 2/1/11             Aa3        250,000                        265,670

Series C, 4.7% 8/1/02             Aa3        1,000,000                      1,029,900

Massachusetts Health & Edl.       Aaa        700,000                        707,420
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured), LOC BankBoston NA

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,406,480
Rev. (Cap. Appreciation)
(Massachusetts Biomedical)
Series A 1, 0% 8/1/02

Massachusetts Tpk. Auth.          Aaa        550,000                        554,494
Series A, 5.55% 1/1/17 (MBIA
Insured)

New England Ed. Ln. Marketing     A3         1,950,000                      1,986,543
Corp. Student Ln. Rev. Rfdg.
Series B, 5.4% 6/1/00

                                                                            6,218,540

MICHIGAN - 2.6%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.)       A1         2,000,000                      1,928,620
Series A, 5% 6/1/19

(Mercy Health Services)           Aa3        200,000                        216,688
Series S, 5.75% 8/15/05

                                                                            2,145,308

MINNESOTA - 0.5%

Minneapolis Gen. Oblig. (Cap.     Aaa        200,000                        175,572
Appreciation) Series B, 0%
12/1/02

Minnesota Higher Ed.              Aa3        200,000                        208,320
Facilities Auth. Rev.
(MacAlester College) Series
4 C,  5.5% 3/1/12

                                                                            383,892

MONTANA - 1.5%

Montana Higher Ed. Student        A          1,220,000                      1,239,105
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEVADA - 0.7%

Clark County School District      Aaa       $ 500,000                      $ 559,890
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW MEXICO - 4.2%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa        250,000                        257,360
(e)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        527,999
(e)

New Mexico Edl. Assistance        Aaa        1,900,000                      2,019,928
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        588,895
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,394,182

NEW YORK - 8.6%

Buffalo Gen. Oblig. Rfdg.         Aaa        1,025,000                      1,076,363
Series C, 5.25% 12/1/13
(FGIC Insured)

New York City Gen. Oblig.         A3         1,000,000                      1,059,170
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Rev.:

(Consolidated City Univ. Sys.):

Series A, 5.75% 7/1/13            Baa1       500,000                        545,575

Series C, 7.5% 7/1/10             Baa1       500,000                        592,935

Rfdg. (State Univ. Edl.           A3         500,000                        554,350
Facilities) Series A,  6.5%
5/15/04

New York State Envir.             Aa2        500,000                        485,715
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev. Series
F, 4.875% 6/15/18

New York State Local Govt.
Assistance Corp.:

(Cap. Appreciation) Series A,     A3         1,000,000                      675,660
0% 4/1/08

Rfdg. Series A, 5.5% 4/1/04       Aaa        100,000                        106,814
(AMBAC Insured)

New York State Thruway Auth.      A3         500,000                        550,060
Hwy. & Bridge Trust Fund
Series A, 5.8% 4/1/09
(Pre-Refunded to 4/1/2004 @
102) (f)

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1       250,000                        262,623

6% 4/1/03                         Baa1       200,000                        214,024

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Urban Dev.
Corp. Rev.:

(Sports Facility Assistance       Aaa       $ 500,000                      $ 534,570
Prog.) Series A, 5.5% 4/1/10
(MBIA Insured)

Rfdg. (Correctional               Aaa        300,000                        319,695
Facilities) 5.625% 1/1/07
(AMBAC Insured)

                                                                            6,977,554

NORTH CAROLINA - 4.6%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06               Baa1       1,315,000                      1,401,488

Series C, 5.5% 1/1/07             Baa1       700,000                        731,073

Series A, 5.625% 1/1/03           Baa1       500,000                        521,300

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      A3         750,000                        782,325

5.9% 1/1/03                       A3         250,000                        264,943

                                                                            3,701,129

OHIO - 1.0%

Ohio Bldg. Auth. Facilities       Aaa        500,000                        540,730
(Adult Correctional) Series
A, 5.95% 10/1/14 (MBIA
Insured)

Ohio Tpk. Commission Tpk.         Aaa        250,000                        269,890
Rev. Series A, 5.6% 2/15/12
(MBIA Insured)

                                                                            810,620

OREGON - 1.3%

Clackamas County School           Aaa        1,000,000                      1,042,440
District #12 5.25% 6/1/13
(FGIC Insured)

PENNSYLVANIA - 4.4%

Pennsylvania Convention Ctr.      Baa        110,000                        110,634
Auth. Rev. Rfdg. Series A,
5.75% 9/1/99

Pennsylvania Higher Edl.          AA-        1,270,000                      1,383,983
Facilities Auth.  College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth -Carnegie
Mellon Univ. Proj.) 6%
11/1/04

Pennsylvania Hsg. Fin. Agcy.      Aa3        1,000,000                      1,056,630
Rfdg. (Residential Dev.
Section 8) Series A, 7%
7/1/01

Philadelphia Gas Works Rev.       Aaa        1,000,000                      1,062,940
Series A, 5.25% 7/1/05 (FSA
Insured)

                                                                            3,614,187

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

RHODE ISLAND - 1.3%

Rhode Island Student Ln.          A         $ 1,000,000                    $ 1,034,740
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

SOUTH CAROLINA - 2.9%

South Carolina Ed. Assistance
Auth. Student Ln. Rev. Rfdg.:

(Sr. Lien) Series A 2, 5.4%       AAA        1,250,000                      1,292,063
9/1/02

Series B, 5.7% 9/1/05 (e)         A          1,000,000                      1,056,180

                                                                            2,348,243

TENNESSEE - 1.5%

Memphis-Shelby County Arpt.       Aaa        275,000                        281,776
Auth. Arpt. Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (e)

Montgomery County Health Edl.     Baa2       1,000,000                      954,400
& Hsg. Facilities Board
Hosp.Rev. Rfdg. & Impt.
(Clarksville Reg'l. Health
Sys.) 5.375% 1/1/28

                                                                            1,236,176

TEXAS - 11.0%

Austin Independent School         Aaa        500,000                        548,435
District (School Bldg.)
8.125% 8/1/01 (Escrowed to
Maturity) (f)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        455,384
Student Ln. Rev. Rfdg.
Series A 1, 6.05% 12/1/01 (e)

Deer Park Independent School      Aaa        200,000                        172,144
District Rfdg.  0% 2/15/03

Harris County Gen. Oblig.         Aaa        3,000,000                      2,642,394
(Cap. Appreciation) (Toll
Road Tax) 0% 8/15/02 (MBIA
Insured)

Hurst Euless Bedford              Aaa        1,000,000                      556,650
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/11

Irving Independent School         Aaa        250,000                        243,623
District (Cap. Appreciation)
0% 2/15/00

Laredo Gen. Oblig. Rfdg.          Aaa        1,000,000                      1,031,360
5.125%  8/15/12 (FGIC
Insured)

Northside Independent School      Aaa        500,000                        518,520
District  (School Bldg.)
8.375% 2/1/00

San Antonio Gen. Oblig.:

Rfdg. 5.5% 8/1/02                 Aa2        125,000                        131,566

Series 2000, 5% 2/1/09 (b)        Aa2        1,255,000                      1,290,404

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TEXAS - CONTINUED

Texas Pub. Fin. Auth. Bldg.       Aaa       $ 1,000,000                    $ 1,130,450
Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA
Insured)

Univ. of Texas Permanent          Aaa        250,000                        259,348
Univ. Fund Rfdg. 5% 7/1/10

                                                                            8,980,278

UTAH - 3.4%

Intermountain Pwr. Agcy.:

(Cap. Appreciation) Series A,     Aaa        2,860,000                      2,102,844
0% 7/1/06 (MBIA Insured)

Rfdg.:

(Cap. Appreciation) Series B,     Aaa        500,000                        479,860
0% 7/1/00 (MBIA Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        200,000                        194,768
Insured)

                                                                            2,777,472

VIRGINIA - 1.6%

Henrico County Wtr. & Swr.        Aa2        1,250,000                      1,303,900
Rev. Rfdg. 5.25% 5/1/14

WASHINGTON - 7.4%

Grant County Pub. Util.           Aaa        1,715,000                      1,720,848
District No. 2 (Priest
Rapids Hydro Elec.) Series
B, 5.375% 1/1/16 (MBIA
Insured) (b)(e)

King County Gen. Oblig.           Aa1        1,000,000                      1,107,250
Series B, 5.9% 12/1/14

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg. Series C, 7.5% 7/1/03       Aa1        525,000                        567,483
(Pre-Refunded to 1/1/2001 @
102) (f)

5.4% 7/1/12                       Aa1        2,000,000                      2,107,420

Washington Pub. Pwr. Supply       Aa1        500,000                        523,115
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            6,026,116

TOTAL MUNICIPAL BONDS                                                       79,523,281
(Cost $77,105,939)


CASH EQUIVALENTS - 2.4%

                                              SHARES                         VALUE (NOTE 1)

Municipal Central Cash Fund                   1,960,755                   $ 1,960,755
(c)(d) (Cost $1,960,755)

TOTAL INVESTMENT IN                                                       $ 81,484,036
SECURITIES - 100%
(Cost $79,066,694)


LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        78.7%  AAA, AA, A    71.0%

Baa               9.3%   BBB           11.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         24.8%

Education                   20.9

Electric Utilities          17.6

Health Care                 13.9

Housing                     5.1

Others (individually less    17.7
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $79,066,694. Net unrealized appreciation aggregated $2,417,342, of which $2,464,705 related to appreciated investment securities and $47,363 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 81,484,036
value (cost $79,066,694) -
See accompanying schedule

Receivable for fund shares                   124,252
sold

Interest receivable                          1,100,748

Other receivables                            911

 TOTAL ASSETS                                82,709,947

LIABILITIES

Payable to custodian bank       $ 8,355

Payable for investments          495,713
purchased Regular delivery

 Delayed delivery                2,975,265

Payable for fund shares          121,302
redeemed

Distributions payable            80,931

Accrued management fee           25,739

Distribution fees payable        21,545

Other payables and accrued       25,504
expenses

 TOTAL LIABILITIES                           3,754,354

NET ASSETS                                  $ 78,955,593

Net Assets consist of:

Paid in capital                             $ 76,452,274

Accumulated undistributed net                85,977
realized gain (loss) on
investments

Net unrealized appreciation                  2,417,342
(depreciation) on investments

NET ASSETS                                  $ 78,955,593

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.61
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,702,562 (divided by)
254,760 shares)

Maximum offering price per         $11.02
share (100/96.25 of $10.61)

CLASS T: NET ASSET VALUE and       $10.61
redemption price per share
($56,809,048 (divided by)
5,355,073 shares)

Maximum offering price per         $10.91
share (100/97.25 of $10.61)

CLASS B: NET ASSET VALUE and       $10.60
offering price per share
($10,906,091 (divided by)
1,028,703 shares) A

CLASS C: NET ASSET VALUE and       $10.61
offering price per share
($1,725,350 (divided by)
162,619 shares) A

INSTITUTIONAL CLASS: NET           $10.61
ASSET VALUE, offering price
and redemption price   per
share ($6,812,542 (divided
by) 642,252 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                       1999 (UNAUDITED)

INTEREST INCOME                            $ 1,945,144

EXPENSES

Management fee                 $ 151,245

Transfer agent fees             55,062

Distribution fees               128,944

Accounting fees and expenses    30,977

Non-interested trustees'        143
compensation

Custodian fees and expenses     2,846

Registration fees               53,214

Audit                           26,546

Legal                           3,263

Reports to shareholders         6,590

Miscellaneous                   89

 Total expenses before          458,919
reductions

 Expense reductions             (69,767)    389,152

NET INTEREST INCOME                         1,555,992

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          116,772

 Futures contracts              (46,201)    70,571

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (722,637)

 Futures contracts              38,839      (683,798)

NET GAIN (LOSS)                             (613,227)

NET INCREASE (DECREASE) IN                 $ 942,765
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                 1999 (UNAUDITED)            31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,555,992                 $ 2,576,544                  $ 2,794,353

 Net realized gain (loss)         70,571                      831,999                      875,029

 Change in net unrealized         (683,798)                   795,349                      192,183
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       942,765                     4,203,892                    3,861,565
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (1,555,992)                 (2,576,544)                  (2,794,353)
From net interest income

 From net realized gain           (588,174)                   (172,795)                    (6,721)

 TOTAL DISTRIBUTIONS              (2,144,166)                 (2,749,339)                  (2,801,074)

Share transactions - net          406,210                     14,997,838                   (8,495,226)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (795,191)                   16,452,391                   (7,434,735)
IN NET ASSETS

NET ASSETS

 Beginning of period              79,750,784                  63,298,393                   70,733,128

 End of period                   $ 78,955,593                $ 79,750,784                 $ 63,298,393


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999

                                 (UNAUDITED)                      1998 H      1997 G    1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.600    $ 10.410  $ 10.160
period

Income from Investment
Operations

Net interest income               .216                             .411        .459      .113

Net realized and unrealized       (.080)                           .200        .191      .250
gain (loss)

Total from investment             .136                             .611        .650      .363
operations

Less Distributions

From net interest income          (.216)                           (.411)      (.459)    (.113)

From net realized gain            (.080)                           (.030)      (.001)    -

Total distributions               (.296)                           (.441)      (.460)    (.113)

Net asset value, end of period   $ 10.610                         $ 10.770    $ 10.600  $ 10.410

TOTAL RETURN B, C                 1.28%                            5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,703                          $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to average      .86% A, E                        .90% A, E   .90% E    .90% A, E
net assets

Ratio of net interest income      4.08% A                          4.19% A     4.37%     4.60% A
to  average net assets

Portfolio turnover rate           11% A                            26% A, F    18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G YEAR ENDED NOVEMBER 30
H ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED  APRIL 30,
                                 1999

                                 (UNAUDITED)                  1998 F      1997 G    1996 G    1995 G    1994 G    1993 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                     $ 10.590    $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
period

Income from Investment
Operations

Net interest income               .214                         .407        .449      .461      .451      .455      .508

Net realized and unrealized       (.080)                       .210        .181      .030      .980      (1.040)   .260
gain (loss)

Total from investment             .134                         .617        .630      .491      1.431     (.585)    .768
operations

Less Distributions

From net interest income          (.214)                       (.407)      (.449)    (.461)    (.451)    (.455)    (.508)

From net realized gain            (.080)                       (.030)      (.001)    -         -         -         (.880)

In excess of net realized gain    -                            -           -         -         -         (.020)    -

Total distributions               (.294)                       (.437)      (.450)    (.461)    (.451)    (.475)    (1.388)

Net asset value, end of period   $ 10.610                     $ 10.770    $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460

TOTAL RETURN B, C                 1.26%                        5.94%       6.21%     4.89%     15.49%    (5.78)%   7.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 56,809                     $ 60,070    $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
(000 omitted)

Ratio of expenses to average      .90% A, D                    .95% A, D   1.00% D   1.00% D   .94% D    .90% D    .90% D
net assets

Ratio of net interest income      4.05% A                      4.15% A     4.32%     4.42%     4.56%     4.49%     4.76%
to average net assets

Portfolio turnover rate           11% A                        26% A, E    18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
F ELEVEN MONTHS ENDED OCTOBER 31.
G YEAR ENDED NOVEMBER 30.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999


                                 (UNAUDITED)                      1998 G       1997 H    1996 H    1995 H    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760                         $ 10.590     $ 10.410  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

Net interest  income              .177                             .339         .382      .394      .373      .155

Net realized and unrealized       (.080)                           .200         .181      .030      .980      (.490)
gain (loss)

Total from investment             .097                             .539         .563      .424      1.353     (.335)
operations

Less Distributions

From net  interest income         (.177)                           (.339)       (.382)    (.394)    (.373)    (.155)

From net  realized gain           (.080)                           (.030)       (.001)    -         -         -

Total distributions               (.257)                           (.369)       (.383)    (.394)    (.373)    (.155)

Net asset value, end of period   $ 10.600                         $ 10.760     $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                 .91%                             5.17%        5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 10,906                         $ 11,134     $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses  to average     1.61% A, E                       1.65% A, E   1.65% E   1.66% E   1.68% E   1.65% A, E
 net assets

Ratio of net interest income      3.34% A                          3.45% A      3.67%     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate           11% A                            26% A, F     18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31.
H YEAR ENDED NOVEMBER 30.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999

                                 (UNAUDITED)                      1998 G       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.590     $ 10.550
period

Income from Investment
Operations

Net interest income               .171                             .328         .027

Net realized and unrealized       (.080)                           .210         .040
gain (loss)

Total from investment             .091                             .538         .067
operations

Less Distributions

From net interest income          (.171)                           (.328)       (.027)

From net realized gain            (.080)                           (.030)       -

Total distributions               (.251)                           (.358)       (.027)

Net asset value, end of period   $ 10.610                         $ 10.770     $ 10.590

TOTAL RETURN B, C                 .86%                             5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,725                          $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.71% A, E                       1.75% A, E   1.75% A, E
net assets

Ratio of net interest income      3.23% A                          3.29% A      3.33% A
to average net assets

Portfolio turnover rate           11% A                            26% A, F     18%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31.

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED  APRIL 30,
INSTITUTIONAL CLASS              1999

                                 (UNAUDITED)                  1998 G      1997 H    1996 H    1995 H    1994 H    1993 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                     $ 10.590    $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
period

Income from Investment
Operations

Net interest income               .225                         .427        .475      .487      .477      .481      .536

Net realized and unrealized       (.080)                       .210        .181      .050      .950      (1.030)   .260
gain (loss)

Total from investment             .145                         .637        .656      .537      1.427     (.549)    .796
operations

Less Distributions

From net interest income          (.225)                       (.427)      (.475)    (.487)    (.477)    (.481)    (.536)

From net realized gain            (.080)                       (.030)      (.001)    -         -         -         (.880)

In excess of net realized gain    -                            -           -         -         -         (.020)    -

Total distributions               (.305)                       (.457)      (.476)    (.487)    (.477)    (.501)    (1.416)

Net asset value, end of period   $ 10.610                     $ 10.770    $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460

TOTAL RETURN B, C                 1.36%                        6.14%       6.48%     5.36%     15.44%    (5.43)%   8.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,813                      $ 6,328     $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
(000 omitted)

Ratio of expenses to average      .71% A, D                    .75% A, D   .75% D    .75% D    .70% D    .65% D    .65% D
net assets

Ratio of expenses to average      .71% A                       .75% A      .75%      .74% E    .70%      .65%      .65%
net assets after  expense
reductions

Ratio of net interest income      4.25% A                      4.36% A     4.57%     4.68%     4.96%     4.75%     5.01%
to average net assets

Portfolio turnover rate           11% A                        26% A, F    18%       35%       53%       53%       46%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31.
H YEAR ENDED NOVEMBER 30.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Advisor Series VI) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $11,072,169 and $4,111,713, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,833,875 and $6,387,873, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,241      $ 182

CLASS T    73,935       1,850

CLASS B    46,673       33,825

CLASS C    7,095        6,505

          $ 128,944    $ 42,362

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 5,781      $ 1,198

CLASS T    12,210       5,933

CLASS B    6,484        6,484*

CLASS C    352          352*

          $ 24,827     $ 13,967

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,525   .19*

CLASS T                 40,330   .14*

CLASS B                 6,929    .13*

CLASS C                 1,279    .18*

INSTITUTIONAL CLASS     4,999    .15*

                       $ 55,062

* ANNUALIZED

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .85%                     $ 1,253

CLASS T               .90%                      55,901

CLASS B               1.60%                     6,784

CLASS C               1.70%                     1,203

INSTITUTIONAL CLASS   .70%                      4,626

                                               $ 69,767

Effective December 1, 1998, Class A, Class B, Class C, and
Institutional Class expense limitations were changed from .90%, 1.65%, 1.75%, and .75%; to .85%, 1.60%, 1.70%, and .70% of each class'
average net assets, respectively.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          SIX MONTHS ENDED APRIL 30,  ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                          1999                        1998                             1997 A

FROM NET INTEREST INCOME

Class A                   $ 33,399                    $ 31,705                         $ 15,189

Class T                    1,187,250                   2,019,325                        2,195,690

Class B                    171,563                     267,333                          274,703

Class C                    22,724                      15,339                           26

Institutional Class        141,056                     242,842                          308,745

Total                     $ 1,555,992                 $ 2,576,544                      $ 2,794,353

FROM NET REALIZED GAIN

Class A                   $ 8,041                     $ 1,246                          $ 24

Class T                    448,257                     136,882                          5,310

Class B                    74,885                      22,913                           767

Class C                    10,453                      35                               -

Institutional Class        46,538                      11,719                           620

Total                     $ 588,174                   $ 172,795                        $ 6,721


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 A
                                1999                         31, 1998

CLASS A Shares sold              178,734                      72,895                        37,401

Issue in exchange for the        -                            52,153                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    2,997                        2,327                         1,437

Shares redeemed                  (27,444)                     (68,581)                      (7,082)

Net increase (decrease)          154,287                      58,794                        31,756

CLASS T Shares sold              2,227,891                    833,212                       1,237,934

Issue in exchange for the        -                            1,639,675                     -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    116,487                      146,958                       150,942

Shares redeemed                  (2,567,024)                  (1,651,570)                   (2,228,549)

Net increase (decrease)          (222,646)                    968,275                       (839,673)

CLASS B Shares sold              224,051                      412,030                       162,293

Reinvestment of distributions    13,952                       17,176                        17,600

Shares redeemed                  (243,693)                    (142,402)                     (147,606)

Net increase (decrease)          (5,690)                      286,804                       32,287

CLASS C Shares sold              84,091                       123,360                       1,185

Reinvestment of distributions    2,064                        1,212                         2

Shares redeemed                  (29,115)                     (20,180)                      -

Net increase (decrease)          57,040                       104,392                       1,187



                                DOLLARS

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS ENDED   YEAR ENDED NOVEMBER 30, 1997 A
                                1999                         OCTOBER 31, 1998

CLASS A Shares sold             $ 1,909,532                  $ 774,852             $ 388,486

Issue in exchange for the        -                            554,907               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    31,962                       24,853                14,999

Shares redeemed                  (292,954)                    (732,634)             (74,532)

Net increase (decrease)         $ 1,648,540                  $ 621,978             $ 328,953

CLASS T Shares sold             $ 23,833,661                 $ 8,684,653           $ 12,868,543

Issue in exchange for the        -                            17,446,147            -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    1,244,473                    1,569,314             1,571,556

Shares redeemed                  (27,446,720)                 (17,602,042)          (23,132,793)

Net increase (decrease)         $ (2,368,586)                $ 10,098,072          $ (8,692,694)

CLASS B Shares sold             $ 2,390,126                  $ 4,400,752           $ 1,686,065

Reinvestment of distributions    148,928                      183,295               183,295

Shares redeemed                  (2,607,036)                  (1,517,988)           (1,530,078)

Net increase (decrease)         $ (67,982)                   $ 3,066,059           $ 339,282

CLASS C Shares sold             $ 899,213                    $ 1,314,301           $ 12,505

Reinvestment of distributions    22,058                       12,987                25

Shares redeemed                  (311,990)                    (217,401)             -

Net increase (decrease)         $ 609,281                    $ 1,109,887           $ 12,530


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS - CONTINUED

                                SHARES

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                1999                         31, 1998

INSTITUTIONAL CLASS Shares       129,165                      344,786                       221,521
sold

Issue in exchange for the        -                            41,426                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    4,188                        3,754                         5,385

Shares redeemed                  (78,719)                     (378,091)                     (271,323)

Net increase (decrease)          54,634                       11,875                        (44,417)



                                DOLLARS

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                1999                         31, 1998

INSTITUTIONAL CLASS Shares      $ 1,380,099                  $ 3,651,862                   $ 2,293,637
sold

Issue in exchange for the        -                            440,774                       -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    44,733                       40,053                        55,968

Shares redeemed                  (839,875)                    (4,030,847)                   (2,832,902)

Net increase (decrease)         $ 584,957                    $ 101,842                     $ (483,297)


8. MERGER INFORMATION.

On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).

Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTTE-SANN-0699  78048
1.704559.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.36%          5.75%        35.63%        88.99%
INCOME - INST CL

LB 1-17 Year Municipal Bond    1.77%          6.76%        39.71%        n/a

Intermediate Municipal Debt    1.29%          5.83%        34.44%        93.13%
Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index
- a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 135 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     5.75%        6.28%         6.57%
INCOME - INST CL

LB 1-17 Year Municipal Bond    6.76%        6.92%         n/a

Intermediate Municipal Debt    5.83%        6.09%         6.80%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1989/04/30      10000.00                    10000.00
  1989/05/31      10149.33                    10207.70
  1989/06/30      10260.72                    10346.32
  1989/07/31      10363.12                    10487.13
  1989/08/31      10329.55                    10384.46
  1989/09/30      10327.50                    10353.52
  1989/10/31      10410.33                    10480.14
  1989/11/30      10524.23                    10663.55
  1989/12/31      10619.09                    10750.77
  1990/01/31      10584.45                    10699.92
  1990/02/28      10678.44                    10795.15
  1990/03/31      10696.63                    10798.39
  1990/04/30      10586.64                    10720.21
  1990/05/31      10779.65                    10954.23
  1990/06/30      10868.90                    11050.52
  1990/07/31      11000.07                    11212.96
  1990/08/31      10936.11                    11050.15
  1990/09/30      10965.40                    11056.45
  1990/10/31      11088.03                    11257.01
  1990/11/30      11264.94                    11483.39
  1990/12/31      11295.34                    11533.34
  1991/01/31      11421.47                    11688.12
  1991/02/28      11525.45                    11789.81
  1991/03/31      11533.19                    11794.05
  1991/04/30      11637.75                    11950.91
  1991/05/31      11730.98                    12057.16
  1991/06/30      11738.10                    12045.22
  1991/07/31      11855.68                    12191.93
  1991/08/31      11950.41                    12352.50
  1991/09/30      12023.65                    12513.33
  1991/10/31      12152.77                    12625.95
  1991/11/30      12183.40                    12661.17
  1991/12/31      12384.72                    12932.88
  1992/01/31      12471.24                    12962.37
  1992/02/29      12485.55                    12966.52
  1992/03/31      12437.81                    12971.32
  1992/04/30      12524.80                    13086.76
  1992/05/31      12662.18                    13240.79
  1992/06/30      12828.35                    13462.97
  1992/07/31      13104.63                    13866.59
  1992/08/31      13007.74                    13731.39
  1992/09/30      13129.23                    13821.20
  1992/10/31      13039.57                    13685.33
  1992/11/30      13280.56                    13930.44
  1992/12/31      13286.60                    14072.67
  1993/01/31      13453.89                    14236.33
  1993/02/28      13816.87                    14751.26
  1993/03/31      13682.78                    14595.34
  1993/04/30      13781.60                    14742.61
  1993/05/31      13842.32                    14825.46
  1993/06/30      13991.55                    15072.90
  1993/07/31      14024.11                    15092.64
  1993/08/31      14272.38                    15406.87
  1993/09/30      14423.53                    15582.36
  1993/10/31      14454.04                    15612.43
  1993/11/30      14344.75                    15474.88
  1993/12/31      14606.87                    15801.56
  1994/01/31      14745.65                    15982.01
  1994/02/28      14367.04                    15568.08
  1994/03/31      13809.07                    14934.15
  1994/04/30      13934.17                    15060.79
  1994/05/31      14061.86                    15191.37
  1994/06/30      13963.79                    15098.55
  1994/07/31      14161.38                    15375.30
  1994/08/31      14217.89                    15428.50
  1994/09/30      14047.43                    15202.01
  1994/10/31      13850.84                    14932.02
  1994/11/30      13565.34                    14662.05
  1994/12/31      13813.59                    14984.76
  1995/01/31      14149.27                    15413.03
  1995/02/28      14511.05                    15861.24
  1995/03/31      14672.97                    16043.48
  1995/04/30      14671.95                    16062.42
  1995/05/31      15010.29                    16574.97
  1995/06/30      14932.74                    16430.77
  1995/07/31      15047.93                    16586.53
  1995/08/31      15239.64                    16796.85
  1995/09/30      15340.55                    16903.17
  1995/10/31      15507.52                    17148.94
  1995/11/30      15659.51                    17433.44
  1995/12/31      15798.81                    17600.98
  1996/01/31      15907.97                    17733.87
  1996/02/29      15859.62                    17614.16
  1996/03/31      15706.90                    17389.05
  1996/04/30      15660.35                    17339.84
  1996/05/31      15646.44                    17332.91
  1996/06/30      15785.97                    17521.66
  1996/07/31      15912.31                    17681.11
  1996/08/31      15914.26                    17676.87
  1996/09/30      16071.70                    17924.34
  1996/10/31      16230.84                    18127.07
  1996/11/30      16498.24                    18458.79
  1996/12/31      16454.59                    18381.26
  1997/01/31      16488.20                    18416.01
  1997/02/28      16627.57                    18585.06
  1997/03/31      16434.53                    18337.33
  1997/04/30      16561.47                    18490.81
  1997/05/31      16755.66                    18768.91
  1997/06/30      16916.40                    18968.80
  1997/07/31      17339.90                    19494.24
  1997/08/31      17192.69                    19311.57
  1997/09/30      17387.88                    19540.80
  1997/10/31      17470.85                    19666.45
  1997/11/30      17567.23                    19782.09
  1997/12/31      17783.09                    20070.71
  1998/01/31      17932.61                    20277.84
  1998/02/28      17925.32                    20283.92
  1998/03/31      17941.31                    20301.77
  1998/04/30      17872.22                    20210.21
  1998/05/31      18108.98                    20530.14
  1998/06/30      18174.25                    20611.03
  1998/07/31      18191.46                    20662.76
  1998/08/31      18446.67                    20982.00
  1998/09/30      18648.95                    21243.44
  1998/10/31      18628.56                    21243.01
  1998/11/30      18692.10                    21317.57
  1998/12/31      18723.91                    21371.30
  1999/01/31      18949.82                    21625.40
  1999/02/28      18852.02                    21530.90
  1999/03/31      18850.31                    21560.82
  1999/04/30      18899.08                    21614.51
IMATRL PRASUN   SHR__CHT 19990430 19990512 155520 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $18,899 - an 88.99% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,615 - a 116.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  1999                        1998   1997   1996    1995    1994

Dividend returns  2.11%                       4.55%  4.81%  4.85%   5.22%   4.45%

Capital returns   -0.75%                      2.18%  2.83%  -0.19%   6.74%  -8.62%

Total returns     1.36%                       6.73%  7.64%  4.66%   11.96%  -4.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.75(cents)   22.46(cents)   45.77(cents)

Annualized dividend rate       4.29%         4.24%          4.29%

30-day annualized yield        3.60%         -              -

30-day annualized              5.63%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.63 over the past one month, $10.68 over the past six months and $10.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 3.45% and 5.39%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Municipal bonds outperformed
Treasuries during the six-month
period that ended April 30, 1999.
During that time, the Lehman Brothers
Municipal Bond Index - an index
of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned 1.75%.
In contrast, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - gained 0.69%.
During the six-month period, the
ratio of municipal bond yields to
Treasury bond yields improved.
While Treasury yields rose during
the first quarter of the year,
municipal yields remained
relatively stable, due in part to an
improving supply and demand
environment. Municipal bond
issuance was off its torrid pace
experienced last year (which was
just shy of the record $292 billion
issued in 1993), while retail investor
demand strengthened in 1999,
helping municipal bonds
outperform Treasuries. Although the
municipal market managed to
produce marginal returns over the
past six months, bond market
sentiment turned bearish late in the
period as strong economic reports
indicated that the U.S. economy
continued to grow at brisk pace. The
strength of the domestic economy
combined with a perception of
improving overseas markets caused
investors to once again focus on the
threat of inflation and the prospects of higher interest rates.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the six-month period ended April 30, 1999, the fund's Institutional Class shares had a total return of 1.36%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 1.29% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 1.77% for the same six-month period. For the 12-month period that ended April 30, 1999, the fund's Institutional Class shares had a total return of 5.75%. That compared to the intermediate municipal debt funds average's 5.83% return and the Lehman Brothers index's 6.76% return for the same 12-month period.

Q. MUNICIPAL BONDS - WHILE OUTPACING THEIR TREASURY COUNTERPARTS - HAD A FAIRLY TOUGH GO OF IT OVER THE PAST SIX MONTHS. WERE THERE ANY
BRIGHT SPOTS FOR THE FUND GIVEN THAT DIFFICULT BACKDROP?

A. The student loan bond area was one segment of the municipal bond market that held up relatively well. These bonds tend to pay higher levels of income than comparably rated bonds from other sectors because they carry the risk of being prepaid before maturity. Bondholders generally dislike prepayment because it potentially forces them to reinvest at lower interest rates. The attractive level of income that student loan bonds paid, coupled with the fact that there was a diminished likelihood of prepayment due to rising interest rates, helped the bonds. I'd also say that the fund benefited from its emphasis on relatively high-quality bonds - rated A, Aa or Aaa - because they outpaced lower-quality Baa-rated bonds during the period.

Q. CAN YOU EXPLAIN HOW PROBLEMS WITH A MAJOR HOSPITAL SYSTEM IN
PHILADELPHIA CAUSED MANY BAA-RATED SECURITIES TO FALTER?

A. Sure. When Allegheny Health Education and Research Foundation (AHERF), - a hospital system in Philadelphia, that was at one time Baa-rated - declared bankruptcy, the event cast a pall on the Baa-rated segment of the market as a whole. In response to an increase in the perceived risk of these securities, investors pushed Baa-rated bond yields higher, and their prices lower. While the fund didn't own any bonds issued by AHERF, its stake in Baa-rated bonds - which stood at 11% of investments at the end of the period - performed poorly.

Q. BECAUSE OF THE STATE'S BETTER-THAN-AVERAGE ECONOMIC GROWTH, BONDS ISSUED IN CALIFORNIA PERFORMED RELATIVELY WELL COMPARED WITH BONDS FROM OTHER STATES. DID THE FUND BENEFIT FROM THAT DEVELOPMENT DURING THE PAST SIX MONTHS?

A. Yes, it did, but the fund's relatively light stake in bonds issued in California - 12.3% of investments at the end of the period - ended up being a source of disappointment during the past six months. I had reduced the fund's stake in California securities last year because I felt their prices already reflected most of the economic improvement that had or would take place, and the bonds had reached their upside limit as a result. As it turned out, however, California bonds generally continued to appreciate in response to further economic expansion in that state.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. Supply and demand conditions - which can have a dramatic effect on the municipal market's performance - appear favorable. In contrast to last year, there has been a relatively light supply of municipal bonds issued so far in 1999. In 1998, falling interest rates prompted a wave of municipal bond refundings as issuers looked to refinance their debt at lower interest rates. Those refundings made up more than one-third of total supply of municipal bonds issued last year. So far this year, however, refunding issuance has slowed dramatically as interest rates rose. Meanwhile, demand has been firm. However, the direction of interest rates will be the primary factor determining municipal bond performance.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax by investing
normally in
investment-grade municipal
debt securities

START DATE: September 19,
1985

SIZE: as of April 30, 1999,
more than $78 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON DEVELOPMENTS
IN TECHNOLOGY AND THEIR EFFECT
ON MUNICIPAL-BOND ISSUERS:

"I'm currently keeping an eye on
two technology-related
developments and their
potential effect on
municipal-bond issuers. How
individual issuers meet these
challenges could have a dramatic
impact on their fiscal health and,
ultimately, their credit
worthiness. The first is potential
problems stemming from the
so-called Year 2000 glitch, or `Y2K.'
The issue is whether problems
that arise from Y2K will seriously
compromise the operations of a
municipal issuer. I'll also be
monitoring the extent to which
municipal issuers adequately
budget for Y2K fixes.

"The second technology-related
issue I'm watching is the rise of
the Internet. As more and more
people shop for goods and services
online, it's uncertain to what
extent states and municipalities
will lose out on sales tax revenue.
Many government entities across
the nation are wrestling with
whether they will be able to tax
Internet-based sales that emanate
from their states or
municipalities. As yet, there's no
definitive estimate of the
magnitude of potential problems
stemming from this issue.
Nonetheless, I'm factoring it in
when I evaluate the attractiveness
of issuers, especially those that
are heavily reliant on sales-tax
revenues."


INVESTMENT CHANGES





TOP FIVE STATES AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE HOLDINGS 6 MONTHS AGO

California                     12.3                     13.1

Texas                          11.0                     5.2

New York                       8.6                      8.3

Massachusetts                  7.6                      6.6

Washington                     7.4                      5.5

TOP FIVE SECTORS AS OF APRIL
30, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            24.8                     20.9

Education                      20.9                     21.6

Electric Utilities             17.6                     16.2

Health Care                    13.9                     14.6

Housing                        5.1                      5.2

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                                       6 MONTHS AGO

Years                          7.6                      7.3


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           5.2   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 1999

Aaa 48.3%
Aa, A 38.3%
Baa 11.0%
Short-term
investments 2.4%

Row: 1, Col: 1, Value: 48.3
Row: 1, Col: 2, Value: 38.3
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 2.4

AS OF OCTOBER 31, 1998

Aaa 46.1%
Aa, A 34.5%
Baa 12.0%
Short-term
investments 7.4%

Row: 1, Col: 1, Value: 46.1
Row: 1, Col: 2, Value: 34.5
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 7.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 0.4%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 309,828
Student Ln. Rev.  Series A,
5% 7/1/03 (AMBAC Insured) (e)

ARIZONA - 1.3%

Maricopa County Cmnty.            Aa1        1,000,000                      1,050,110
College District  Series B,
5.25% 7/1/10

ARKANSAS - 1.1%

Arkansas Gen. Oblig. (Cap.        Aa3        1,000,000                      889,710
Appreciation)  Series A, 0%
6/1/02

CALIFORNIA - 12.3%

California Ed. Facilities         AAA        225,000                        233,890
Auth. Rev. Rfdg. (Chapman
Univ.) 5.375% 10/1/16
(Connie Lee Insured)

California Health Facilities      A+         2,275,000                      2,414,048
Fing. Auth. Rev. (Casa de
Las Campanas) Series A,
5.375% 8/1/09

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,037,940
Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured)
(e)

California Poll. Cont. Fing.      Baa2       500,000                        532,965
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (e)

California Rural Home Mtg.        Aaa        2,000,000                      2,023,260
Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45%
8/1/01 (MBIA Insured)

Los Angeles County Ctfs. of       Baa1       970,000                        765,825
Prtn. (Cap. Appreciation)
(Disney Parking Proj.) 0%
9/1/04

Sacramento Muni. Util.            Aaa        1,000,000                      1,073,240
District Elec. Rev. 5.45%
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,062,030

6.5% 7/1/08                       BBB-       300,000                        336,594

San Bernardino County Rfdg.       A3         500,000                        526,685
Ctfs. of Prtn.  (Med. Ctr.
Fing. Proj.) 5.25% 8/1/04

                                                                            10,006,477

COLORADO - 1.2%

Arapaho County Cap. Impt.         Aaa        3,620,000                      581,444
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/2005 @ 20.8626) (f)

Colorado Health Facilities        Baa2       400,000                        411,828
Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25%
2/1/04

                                                                            993,272

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

DISTRICT OF COLUMBIA - 1.9%

District of Columbia Gen.         Aaa       $ 1,000,000                    $ 1,063,930
Oblig. Rfdg. Series B 1,
5.4% 6/1/06 (AMBAC Insured)

District of Columbia Redev.       Baa        500,000                        508,500
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

                                                                            1,572,430

FLORIDA - 1.9%

Broward County Resource           A3         460,000                        483,538
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        500,000                        517,665
Rfdg. (Miami Int'l. Arpt.)
Series A, 5.25% 10/1/01 (FSA
Insured) (e)

Jacksonville Port Auth. Rev.      Aaa        500,000                        546,570
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (e)

                                                                            1,547,773

ILLINOIS - 2.0%

Chicago Midway Arpt. Rev.         Aaa        300,000                        327,957
Series B, 6% 1/1/09 (MBIA
Insured) (e)

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.:

(Cap. Appreciation) Series A:

0% 6/15/09 (FGIC Insured)         Aaa        435,000                        276,016

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         41,121
(Escrowed to Maturity) (f)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      962,920

                                                                            1,608,014

IOWA - 1.9%

Iowa Student Ln. Liquidity        Aa1        1,500,000                      1,562,325
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

KANSAS - 4.0%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity -
Leavenworth Health Svc. Co.):

5.25% 12/1/09 (MBIA Insured)      Aaa        1,385,000                      1,463,156

5.25% 12/1/11 (MBIA Insured)      Aaa        1,750,000                      1,825,705

                                                                            3,288,861

LOUISIANA - 2.3%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,892,799
Auth. Student Ln. Rev. Rfdg.
Series A 1, 6.2% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MAINE - 1.2%

Maine Edl. Ln. Marketing          Aaa       $ 1,000,000                    $ 1,007,910
Corp. Student Ln. Rev.
Series A 4, 5.45% 11/1/99 (e)

MASSACHUSETTS - 7.6%

Boston Gen. Oblig. Rev.           Aaa        250,000                        268,033
(Boston City Hosp.) Series
A, 7.625% 2/15/21
(Pre-Refunded to 8/15/2000 @
101.666) (f)

Massachusetts Gen. Oblig.
Rfdg.:

Series A, 5.5% 2/1/11             Aa3        250,000                        265,670

Series C, 4.7% 8/1/02             Aa3        1,000,000                      1,029,900

Massachusetts Health & Edl.       Aaa        700,000                        707,420
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured), LOC BankBoston NA

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,406,480
Rev. (Cap. Appreciation)
(Massachusetts Biomedical)
Series A 1, 0% 8/1/02

Massachusetts Tpk. Auth.          Aaa        550,000                        554,494
Series A, 5.55% 1/1/17 (MBIA
Insured)

New England Ed. Ln. Marketing     A3         1,950,000                      1,986,543
Corp. Student Ln. Rev. Rfdg.
Series B, 5.4% 6/1/00

                                                                            6,218,540

MICHIGAN - 2.6%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.)       A1         2,000,000                      1,928,620
Series A, 5% 6/1/19

(Mercy Health Services)           Aa3        200,000                        216,688
Series S, 5.75% 8/15/05

                                                                            2,145,308

MINNESOTA - 0.5%

Minneapolis Gen. Oblig. (Cap.     Aaa        200,000                        175,572
Appreciation) Series B, 0%
12/1/02

Minnesota Higher Ed.              Aa3        200,000                        208,320
Facilities Auth. Rev.
(MacAlester College) Series
4 C,  5.5% 3/1/12

                                                                            383,892

MONTANA - 1.5%

Montana Higher Ed. Student        A          1,220,000                      1,239,105
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEVADA - 0.7%

Clark County School District      Aaa       $ 500,000                      $ 559,890
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW MEXICO - 4.2%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa        250,000                        257,360
(e)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        527,999
(e)

New Mexico Edl. Assistance        Aaa        1,900,000                      2,019,928
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        588,895
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,394,182

NEW YORK - 8.6%

Buffalo Gen. Oblig. Rfdg.         Aaa        1,025,000                      1,076,363
Series C, 5.25% 12/1/13
(FGIC Insured)

New York City Gen. Oblig.         A3         1,000,000                      1,059,170
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Rev.:

(Consolidated City Univ. Sys.):

Series A, 5.75% 7/1/13            Baa1       500,000                        545,575

Series C, 7.5% 7/1/10             Baa1       500,000                        592,935

Rfdg. (State Univ. Edl.           A3         500,000                        554,350
Facilities) Series A,  6.5%
5/15/04

New York State Envir.             Aa2        500,000                        485,715
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev. Series
F, 4.875% 6/15/18

New York State Local Govt.
Assistance Corp.:

(Cap. Appreciation) Series A,     A3         1,000,000                      675,660
0% 4/1/08

Rfdg. Series A, 5.5% 4/1/04       Aaa        100,000                        106,814
(AMBAC Insured)

New York State Thruway Auth.      A3         500,000                        550,060
Hwy. & Bridge Trust Fund
Series A, 5.8% 4/1/09
(Pre-Refunded to 4/1/2004 @
102) (f)

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1       250,000                        262,623

6% 4/1/03                         Baa1       200,000                        214,024

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Urban Dev.
Corp. Rev.:

(Sports Facility Assistance       Aaa       $ 500,000                      $ 534,570
Prog.) Series A, 5.5% 4/1/10
(MBIA Insured)

Rfdg. (Correctional               Aaa        300,000                        319,695
Facilities) 5.625% 1/1/07
(AMBAC Insured)

                                                                            6,977,554

NORTH CAROLINA - 4.6%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06               Baa1       1,315,000                      1,401,488

Series C, 5.5% 1/1/07             Baa1       700,000                        731,073

Series A, 5.625% 1/1/03           Baa1       500,000                        521,300

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      A3         750,000                        782,325

5.9% 1/1/03                       A3         250,000                        264,943

                                                                            3,701,129

OHIO - 1.0%

Ohio Bldg. Auth. Facilities       Aaa        500,000                        540,730
(Adult Correctional) Series
A, 5.95% 10/1/14 (MBIA
Insured)

Ohio Tpk. Commission Tpk.         Aaa        250,000                        269,890
Rev. Series A, 5.6% 2/15/12
(MBIA Insured)

                                                                            810,620

OREGON - 1.3%

Clackamas County School           Aaa        1,000,000                      1,042,440
District #12 5.25% 6/1/13
(FGIC Insured)

PENNSYLVANIA - 4.4%

Pennsylvania Convention Ctr.      Baa        110,000                        110,634
Auth. Rev. Rfdg. Series A,
5.75% 9/1/99

Pennsylvania Higher Edl.          AA-        1,270,000                      1,383,983
Facilities Auth.  College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth -Carnegie
Mellon Univ. Proj.) 6%
11/1/04

Pennsylvania Hsg. Fin. Agcy.      Aa3        1,000,000                      1,056,630
Rfdg. (Residential Dev.
Section 8) Series A, 7%
7/1/01

Philadelphia Gas Works Rev.       Aaa        1,000,000                      1,062,940
Series A, 5.25% 7/1/05 (FSA
Insured)

                                                                            3,614,187

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

RHODE ISLAND - 1.3%

Rhode Island Student Ln.          A         $ 1,000,000                    $ 1,034,740
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

SOUTH CAROLINA - 2.9%

South Carolina Ed. Assistance
Auth. Student Ln. Rev. Rfdg.:

(Sr. Lien) Series A 2, 5.4%       AAA        1,250,000                      1,292,063
9/1/02

Series B, 5.7% 9/1/05 (e)         A          1,000,000                      1,056,180

                                                                            2,348,243

TENNESSEE - 1.5%

Memphis-Shelby County Arpt.       Aaa        275,000                        281,776
Auth. Arpt. Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (e)

Montgomery County Health Edl.     Baa2       1,000,000                      954,400
& Hsg. Facilities Board
Hosp.Rev. Rfdg. & Impt.
(Clarksville Reg'l. Health
Sys.) 5.375% 1/1/28

                                                                            1,236,176

TEXAS - 11.0%

Austin Independent School         Aaa        500,000                        548,435
District (School Bldg.)
8.125% 8/1/01 (Escrowed to
Maturity) (f)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        455,384
Student Ln. Rev. Rfdg.
Series A 1, 6.05% 12/1/01 (e)

Deer Park Independent School      Aaa        200,000                        172,144
District Rfdg.  0% 2/15/03

Harris County Gen. Oblig.         Aaa        3,000,000                      2,642,394
(Cap. Appreciation) (Toll
Road Tax) 0% 8/15/02 (MBIA
Insured)

Hurst Euless Bedford              Aaa        1,000,000                      556,650
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/11

Irving Independent School         Aaa        250,000                        243,623
District (Cap. Appreciation)
0% 2/15/00

Laredo Gen. Oblig. Rfdg.          Aaa        1,000,000                      1,031,360
5.125%  8/15/12 (FGIC
Insured)

Northside Independent School      Aaa        500,000                        518,520
District  (School Bldg.)
8.375% 2/1/00

San Antonio Gen. Oblig.:

Rfdg. 5.5% 8/1/02                 Aa2        125,000                        131,566

Series 2000, 5% 2/1/09 (b)        Aa2        1,255,000                      1,290,404

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TEXAS - CONTINUED

Texas Pub. Fin. Auth. Bldg.       Aaa       $ 1,000,000                    $ 1,130,450
Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA
Insured)

Univ. of Texas Permanent          Aaa        250,000                        259,348
Univ. Fund Rfdg. 5% 7/1/10

                                                                            8,980,278

UTAH - 3.4%

Intermountain Pwr. Agcy.:

(Cap. Appreciation) Series A,     Aaa        2,860,000                      2,102,844
0% 7/1/06 (MBIA Insured)

Rfdg.:

(Cap. Appreciation) Series B,     Aaa        500,000                        479,860
0% 7/1/00 (MBIA Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        200,000                        194,768
Insured)

                                                                            2,777,472

VIRGINIA - 1.6%

Henrico County Wtr. & Swr.        Aa2        1,250,000                      1,303,900
Rev. Rfdg. 5.25% 5/1/14

WASHINGTON - 7.4%

Grant County Pub. Util.           Aaa        1,715,000                      1,720,848
District No. 2 (Priest
Rapids Hydro Elec.) Series
B, 5.375% 1/1/16 (MBIA
Insured) (b)(e)

King County Gen. Oblig.           Aa1        1,000,000                      1,107,250
Series B, 5.9% 12/1/14

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg. Series C, 7.5% 7/1/03       Aa1        525,000                        567,483
(Pre-Refunded to 1/1/2001 @
102) (f)

5.4% 7/1/12                       Aa1        2,000,000                      2,107,420

Washington Pub. Pwr. Supply       Aa1        500,000                        523,115
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            6,026,116

TOTAL MUNICIPAL BONDS                                                       79,523,281
(Cost $77,105,939)


CASH EQUIVALENTS - 2.4%

                                                 SHARES                    VALUE (NOTE 1)

Municipal Central Cash Fund                      1,960,755                $ 1,960,755
(c)(d) (Cost $1,960,755)

TOTAL INVESTMENT IN                                                       $ 81,484,036
SECURITIES - 100%
(Cost $79,066,694)


LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        78.7%  AAA, AA, A    71.0%

Baa               9.3%   BBB           11.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         24.8%

Education                   20.9

Electric Utilities          17.6

Health Care                 13.9

Housing                     5.1

Others (individually less    17.7
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $79,066,694. Net unrealized appreciation aggregated $2,417,342, of which $2,464,705 related to appreciated investment securities and $47,363 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 81,484,036
value (cost $79,066,694) -
See accompanying schedule

Receivable for fund shares                   124,252
sold

Interest receivable                          1,100,748

Other receivables                            911

 TOTAL ASSETS                                82,709,947

LIABILITIES

Payable to custodian bank       $ 8,355

Payable for investments          495,713
purchased Regular delivery

 Delayed delivery                2,975,265

Payable for fund shares          121,302
redeemed

Distributions payable            80,931

Accrued management fee           25,739

Distribution fees payable        21,545

Other payables and accrued       25,504
expenses

 TOTAL LIABILITIES                           3,754,354

NET ASSETS                                  $ 78,955,593

Net Assets consist of:

Paid in capital                             $ 76,452,274

Accumulated undistributed net                85,977
realized gain (loss) on
investments

Net unrealized appreciation                  2,417,342
(depreciation) on investments

NET ASSETS                                  $ 78,955,593

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.61
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,702,562 (divided by)
254,760 shares)

Maximum offering price per         $11.02
share (100/96.25 of $10.61)

CLASS T: NET ASSET VALUE and       $10.61
redemption price per share
($56,809,048 (divided by)
5,355,073 shares)

Maximum offering price per         $10.91
share (100/97.25 of $10.61)

CLASS B: NET ASSET VALUE and       $10.60
offering price per share
($10,906,091 (divided by)
1,028,703 shares) A

CLASS C: NET ASSET VALUE and       $10.61
offering price per share
($1,725,350 (divided by)
162,619 shares) A

INSTITUTIONAL CLASS: NET           $10.61
ASSET VALUE, offering price
and redemption price   per
share ($6,812,542 (divided
by) 642,252 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                       1999 (UNAUDITED)

INTEREST INCOME                            $ 1,945,144

EXPENSES

Management fee                 $ 151,245

Transfer agent fees             55,062

Distribution fees               128,944

Accounting fees and expenses    30,977

Non-interested trustees'        143
compensation

Custodian fees and expenses     2,846

Registration fees               53,214

Audit                           26,546

Legal                           3,263

Reports to shareholders         6,590

Miscellaneous                   89

 Total expenses before          458,919
reductions

 Expense reductions             (69,767)    389,152

NET INTEREST INCOME                         1,555,992

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          116,772

 Futures contracts              (46,201)    70,571

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (722,637)

 Futures contracts              38,839      (683,798)

NET GAIN (LOSS)                             (613,227)

NET INCREASE (DECREASE) IN                 $ 942,765
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                 1999 (UNAUDITED)            31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,555,992                 $ 2,576,544                  $ 2,794,353

 Net realized gain (loss)         70,571                      831,999                      875,029

 Change in net unrealized         (683,798)                   795,349                      192,183
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       942,765                     4,203,892                    3,861,565
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (1,555,992)                 (2,576,544)                  (2,794,353)
From net interest income

 From net realized gain           (588,174)                   (172,795)                    (6,721)

 TOTAL DISTRIBUTIONS              (2,144,166)                 (2,749,339)                  (2,801,074)

Share transactions - net          406,210                     14,997,838                   (8,495,226)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (795,191)                   16,452,391                   (7,434,735)
IN NET ASSETS

NET ASSETS

 Beginning of period              79,750,784                  63,298,393                   70,733,128

 End of period                   $ 78,955,593                $ 79,750,784                 $ 63,298,393


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999

                                 (UNAUDITED)                      1998 H      1997 G    1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.600    $ 10.410  $ 10.160
period

Income from Investment
Operations

Net interest income               .216                             .411        .459      .113

Net realized and unrealized       (.080)                           .200        .191      .250
gain (loss)

Total from investment             .136                             .611        .650      .363
operations

Less Distributions

From net interest income          (.216)                           (.411)      (.459)    (.113)

From net realized gain            (.080)                           (.030)      (.001)    -

Total distributions               (.296)                           (.441)      (.460)    (.113)

Net asset value, end of period   $ 10.610                         $ 10.770    $ 10.600  $ 10.410

TOTAL RETURN B, C                 1.28%                            5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,703                          $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to average      .86% A, E                        .90% A, E   .90% E    .90% A, E
net assets

Ratio of net interest income      4.08% A                          4.19% A     4.37%     4.60% A
to  average net assets

Portfolio turnover rate           11% A                            26% A, F    18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G YEAR ENDED NOVEMBER 30
H ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED  APRIL 30,
                                 1999

                                 (UNAUDITED)                  1998 F      1997 G    1996 G    1995 G    1994 G    1993 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                     $ 10.590    $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
period

Income from Investment
Operations

Net interest income               .214                         .407        .449      .461      .451      .455      .508

Net realized and unrealized       (.080)                       .210        .181      .030      .980      (1.040)   .260
gain (loss)

Total from investment             .134                         .617        .630      .491      1.431     (.585)    .768
operations

Less Distributions

From net interest income          (.214)                       (.407)      (.449)    (.461)    (.451)    (.455)    (.508)

From net realized gain            (.080)                       (.030)      (.001)    -         -         -         (.880)

In excess of net realized gain    -                            -           -         -         -         (.020)    -

Total distributions               (.294)                       (.437)      (.450)    (.461)    (.451)    (.475)    (1.388)

Net asset value, end of period   $ 10.610                     $ 10.770    $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460

TOTAL RETURN B, C                 1.26%                        5.94%       6.21%     4.89%     15.49%    (5.78)%   7.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 56,809                     $ 60,070    $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
(000 omitted)

Ratio of expenses to average      .90% A, D                    .95% A, D   1.00% D   1.00% D   .94% D    .90% D    .90% D
net assets

Ratio of net interest income      4.05% A                      4.15% A     4.32%     4.42%     4.56%     4.49%     4.76%
to average net assets

Portfolio turnover rate           11% A                        26% A, E    18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
F ELEVEN MONTHS ENDED OCTOBER 31.
G YEAR ENDED NOVEMBER 30.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 1999


                                 (UNAUDITED)                      1998 G       1997 H    1996 H    1995 H    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760                         $ 10.590     $ 10.410  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

Net interest  income              .177                             .339         .382      .394      .373      .155

Net realized and unrealized       (.080)                           .200         .181      .030      .980      (.490)
gain (loss)

Total from investment             .097                             .539         .563      .424      1.353     (.335)
operations

Less Distributions

From net  interest income         (.177)                           (.339)       (.382)    (.394)    (.373)    (.155)

From net  realized gain           (.080)                           (.030)       (.001)    -         -         -

Total distributions               (.257)                           (.369)       (.383)    (.394)    (.373)    (.155)

Net asset value, end of period   $ 10.600                         $ 10.760     $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                 .91%                             5.17%        5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 10,906                         $ 11,134     $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses  to average     1.61% A, E                       1.65% A, E   1.65% E   1.66% E   1.68% E   1.65% A, E
 net assets

Ratio of net interest income      3.34% A                          3.45% A      3.67%     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate           11% A                            26% A, F     18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31.
H YEAR ENDED NOVEMBER 30.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999

                                 (UNAUDITED)                      1998 G       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                         $ 10.590     $ 10.550
period

Income from Investment
Operations

Net interest income               .171                             .328         .027

Net realized and unrealized       (.080)                           .210         .040
gain (loss)

Total from investment             .091                             .538         .067
operations

Less Distributions

From net interest income          (.171)                           (.328)       (.027)

From net realized gain            (.080)                           (.030)       -

Total distributions               (.251)                           (.358)       (.027)

Net asset value, end of period   $ 10.610                         $ 10.770     $ 10.590

TOTAL RETURN B, C                 .86%                             5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,725                          $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.71% A, E                       1.75% A, E   1.75% A, E
net assets

Ratio of net interest income      3.23% A                          3.29% A      3.33% A
to average net assets

Portfolio turnover rate           11% A                            26% A, F     18%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31.

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED  APRIL 30,
INSTITUTIONAL CLASS              1999

                                 (UNAUDITED)                  1998 G      1997 H    1996 H    1995 H    1994 H    1993 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770                     $ 10.590    $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
period

Income from Investment
Operations

Net interest income               .225                         .427        .475      .487      .477      .481      .536

Net realized and unrealized       (.080)                       .210        .181      .050      .950      (1.030)   .260
gain (loss)

Total from investment             .145                         .637        .656      .537      1.427     (.549)    .796
operations

Less Distributions

From net interest income          (.225)                       (.427)      (.475)    (.487)    (.477)    (.481)    (.536)

From net realized gain            (.080)                       (.030)      (.001)    -         -         -         (.880)

In excess of net realized gain    -                            -           -         -         -         (.020)    -

Total distributions               (.305)                       (.457)      (.476)    (.487)    (.477)    (.501)    (1.416)

Net asset value, end of period   $ 10.610                     $ 10.770    $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460

TOTAL RETURN B, C                 1.36%                        6.14%       6.48%     5.36%     15.44%    (5.43)%   8.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,813                      $ 6,328     $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
(000 omitted)

Ratio of expenses to average      .71% A, D                    .75% A, D   .75% D    .75% D    .70% D    .65% D    .65% D
net assets

Ratio of expenses to average      .71% A                       .75% A      .75%      .74% E    .70%      .65%      .65%
net assets after  expense
reductions

Ratio of net interest income      4.25% A                      4.36% A     4.57%     4.68%     4.96%     4.75%     5.01%
to average net assets

Portfolio turnover rate           11% A                        26% A, F    18%       35%       53%       53%       46%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31.
H YEAR ENDED NOVEMBER 30.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Advisor Series VI) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $11,072,169 and $4,111,713, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,833,875 and $6,387,873, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,241      $ 182

CLASS T    73,935       1,850

CLASS B    46,673       33,825

CLASS C    7,095        6,505

          $ 128,944    $ 42,362

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 5,781      $ 1,198

CLASS T    12,210       5,933

CLASS B    6,484        6,484*

CLASS C    352          352*

          $ 24,827     $ 13,967

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,525   .19*

CLASS T                 40,330   .14*

CLASS B                 6,929    .13*

CLASS C                 1,279    .18*

INSTITUTIONAL CLASS     4,999    .15*

                       $ 55,062

* ANNUALIZED

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .85%                     $ 1,253

CLASS T               .90%                      55,901

CLASS B               1.60%                     6,784

CLASS C               1.70%                     1,203

INSTITUTIONAL CLASS   .70%                      4,626

                                               $ 69,767

Effective December 1, 1998, Class A, Class B, Class C, and
Institutional Class expense limitations were changed from .90%, 1.65%, 1.75%, and .75%; to .85%, 1.60%, 1.70%, and .70% of each class'
average net assets, respectively.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          SIX MONTHS ENDED APRIL 30,  ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                          1999                        1998                             1997 A

FROM NET INTEREST INCOME

Class A                   $ 33,399                    $ 31,705                         $ 15,189

Class T                    1,187,250                   2,019,325                        2,195,690

Class B                    171,563                     267,333                          274,703

Class C                    22,724                      15,339                           26

Institutional Class        141,056                     242,842                          308,745

Total                     $ 1,555,992                 $ 2,576,544                      $ 2,794,353

FROM NET REALIZED GAIN

Class A                   $ 8,041                     $ 1,246                          $ 24

Class T                    448,257                     136,882                          5,310

Class B                    74,885                      22,913                           767

Class C                    10,453                      35                               -

Institutional Class        46,538                      11,719                           620

Total                     $ 588,174                   $ 172,795                        $ 6,721


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 A
                                1999                         31, 1998

CLASS A Shares sold              178,734                      72,895                        37,401

Issue in exchange for the        -                            52,153                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    2,997                        2,327                         1,437

Shares redeemed                  (27,444)                     (68,581)                      (7,082)

Net increase (decrease)          154,287                      58,794                        31,756

CLASS T Shares sold              2,227,891                    833,212                       1,237,934

Issue in exchange for the        -                            1,639,675                     -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    116,487                      146,958                       150,942

Shares redeemed                  (2,567,024)                  (1,651,570)                   (2,228,549)

Net increase (decrease)          (222,646)                    968,275                       (839,673)

CLASS B Shares sold              224,051                      412,030                       162,293

Reinvestment of distributions    13,952                       17,176                        17,600

Shares redeemed                  (243,693)                    (142,402)                     (147,606)

Net increase (decrease)          (5,690)                      286,804                       32,287

CLASS C Shares sold              84,091                       123,360                       1,185

Reinvestment of distributions    2,064                        1,212                         2

Shares redeemed                  (29,115)                     (20,180)                      -

Net increase (decrease)          57,040                       104,392                       1,187



                                DOLLARS

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS ENDED   YEAR ENDED NOVEMBER 30, 1997 A
                                1999                         OCTOBER 31, 1998

CLASS A Shares sold             $ 1,909,532                  $ 774,852             $ 388,486

Issue in exchange for the        -                            554,907               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions    31,962                       24,853                14,999

Shares redeemed                  (292,954)                    (732,634)             (74,532)

Net increase (decrease)         $ 1,648,540                  $ 621,978             $ 328,953

CLASS T Shares sold             $ 23,833,661                 $ 8,684,653           $ 12,868,543

Issue in exchange for the        -                            17,446,147            -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions    1,244,473                    1,569,314             1,571,556

Shares redeemed                  (27,446,720)                 (17,602,042)          (23,132,793)

Net increase (decrease)         $ (2,368,586)                $ 10,098,072          $ (8,692,694)

CLASS B Shares sold             $ 2,390,126                  $ 4,400,752           $ 1,686,065

Reinvestment of distributions    148,928                      183,295               183,295

Shares redeemed                  (2,607,036)                  (1,517,988)           (1,530,078)

Net increase (decrease)         $ (67,982)                   $ 3,066,059           $ 339,282

CLASS C Shares sold             $ 899,213                    $ 1,314,301           $ 12,505

Reinvestment of distributions    22,058                       12,987                25

Shares redeemed                  (311,990)                    (217,401)             -

Net increase (decrease)         $ 609,281                    $ 1,109,887           $ 12,530


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS - CONTINUED

                                SHARES

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                1999                         31, 1998

INSTITUTIONAL CLASS Shares       129,165                      344,786                       221,521
sold

Issue in exchange for the        -                            41,426                        -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    4,188                        3,754                         5,385

Shares redeemed                  (78,719)                     (378,091)                     (271,323)

Net increase (decrease)          54,634                       11,875                        (44,417)



                                DOLLARS

                                SIX MONTHS ENDED  APRIL 30,  ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                1999                         31, 1998

INSTITUTIONAL CLASS Shares      $ 1,380,099                  $ 3,651,862                   $ 2,293,637
sold

Issue in exchange for the        -                            440,774                       -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    44,733                       40,053                        55,968

Shares redeemed                  (839,875)                    (4,030,847)                   (2,832,902)

Net increase (decrease)         $ 584,957                    $ 101,842                     $ (483,297)


8. MERGER INFORMATION.

On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).

Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTTEI-SANN-0699  78051
1.704563

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
SHORT FIXED-INCOME
FUND - CLASS A, CLASS T AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             15  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    18  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           19  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  32  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 40  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             1.88%          5.38%        30.16%        91.95%
FIXED-INCOME - CL A

FIDELITY ADV SHORT             0.35%          3.79%        28.20%        89.07%
FIXED-INCOME - CL A  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          1.43%          6.03%        36.45%        100.92%

Short Investment Grade Debt    1.76%          5.05%        32.92%        94.68%
Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             5.38%        5.41%         6.74%
FIXED-INCOME - CL A

FIDELITY ADV SHORT             3.79%        5.09%         6.58%
FIXED-INCOME - CL A  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          6.03%        6.41%         7.23%

Short Investment Grade Debt    5.05%        5.85%         6.88%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL A    LB 1-3 Year Govt/Corp
             00263                       LB013
  1989/04/30       9850.00                    10000.00
  1989/05/31       9984.38                    10142.08
  1989/06/30      10146.87                    10329.29
  1989/07/31      10319.61                    10483.23
  1989/08/31      10245.97                    10423.91
  1989/09/30      10298.83                    10485.26
  1989/10/31      10452.21                    10648.75
  1989/11/30      10534.31                    10743.95
  1989/12/31      10589.64                    10786.48
  1990/01/31      10565.67                    10797.77
  1990/02/28      10608.38                    10855.06
  1990/03/31      10664.52                    10889.49
  1990/04/30      10674.25                    10916.69
  1990/05/31      10842.00                    11085.39
  1990/06/30      10925.88                    11202.58
  1990/07/31      11055.28                    11338.29
  1990/08/31      11037.58                    11378.51
  1990/09/30      11065.11                    11463.87
  1990/10/31      11036.87                    11582.22
  1990/11/30      11106.38                    11695.36
  1990/12/31      11211.16                    11832.23
  1991/01/31      11177.46                    11939.29
  1991/02/28      11293.42                    12025.52
  1991/03/31      11495.09                    12112.91
  1991/04/30      11662.41                    12231.55
  1991/05/31      11781.44                    12307.94
  1991/06/30      11839.03                    12353.66
  1991/07/31      11920.37                    12462.17
  1991/08/31      12120.47                    12631.15
  1991/09/30      12245.85                    12767.15
  1991/10/31      12382.55                    12904.60
  1991/11/30      12507.80                    13035.10
  1991/12/31      12710.23                    13232.15
  1992/01/31      12762.36                    13218.55
  1992/02/29      12848.40                    13260.51
  1992/03/31      12908.37                    13257.62
  1992/04/30      12992.10                    13378.86
  1992/05/31      13126.79                    13504.15
  1992/06/30      13247.44                    13642.18
  1992/07/31      13412.17                    13802.19
  1992/08/31      13526.07                    13913.60
  1992/09/30      13637.94                    14045.26
  1992/10/31      13551.39                    13960.76
  1992/11/30      13557.71                    13941.09
  1992/12/31      13676.96                    14072.75
  1993/01/31      13884.23                    14222.92
  1993/02/28      14053.15                    14338.96
  1993/03/31      14143.38                    14385.54
  1993/04/30      14214.96                    14475.82
  1993/05/31      14275.29                    14442.84
  1993/06/30      14418.63                    14552.22
  1993/07/31      14503.92                    14585.49
  1993/08/31      14646.21                    14707.60
  1993/09/30      14696.80                    14755.06
  1993/10/31      14788.30                    14789.49
  1993/11/30      14849.16                    14793.83
  1993/12/31      14975.45                    14853.73
  1994/01/31      15068.89                    14948.35
  1994/02/28      14945.92                    14857.78
  1994/03/31      14603.59                    14781.39
  1994/04/30      14526.60                    14725.25
  1994/05/31      14614.06                    14745.22
  1994/06/30      14499.05                    14783.99
  1994/07/31      14631.30                    14918.55
  1994/08/31      14750.08                    14968.89
  1994/09/30      14744.40                    14935.62
  1994/10/31      14755.65                    14969.76
  1994/11/30      14780.99                    14906.97
  1994/12/31      14470.91                    14935.33
  1995/01/31      14578.57                    15140.48
  1995/02/28      14759.21                    15349.98
  1995/03/31      14836.80                    15437.08
  1995/04/30      14957.59                    15576.84
  1995/05/31      15226.71                    15846.52
  1995/06/30      15298.41                    15932.75
  1995/07/31      15354.76                    15996.41
  1995/08/31      15445.96                    16093.35
  1995/09/30      15520.09                    16172.92
  1995/10/31      15648.24                    16307.18
  1995/11/30      15775.19                    16447.52
  1995/12/31      15891.22                    16572.24
  1996/01/31      16008.19                    16714.03
  1996/02/29      15952.80                    16650.37
  1996/03/31      15923.03                    16638.21
  1996/04/30      15924.97                    16655.00
  1996/05/31      15959.74                    16693.48
  1996/06/30      16076.47                    16815.59
  1996/07/31      16126.14                    16880.99
  1996/08/31      16176.47                    16943.20
  1996/09/30      16310.28                    17098.30
  1996/10/31      16484.15                    17291.30
  1996/11/30      16603.14                    17420.93
  1996/12/31      16547.05                    17423.83
  1997/01/31      16616.03                    17508.03
  1997/02/28      16660.77                    17551.43
  1997/03/31      16641.36                    17537.83
  1997/04/30      16780.27                    17681.65
  1997/05/31      16885.64                    17805.20
  1997/06/30      16989.55                    17929.05
  1997/07/31      17187.44                    18128.13
  1997/08/31      17201.74                    18145.20
  1997/09/30      17324.05                    18284.96
  1997/10/31      17413.63                    18416.62
  1997/11/30      17466.15                    18462.92
  1997/12/31      17576.51                    18584.74
  1998/01/31      17797.25                    18764.14
  1998/02/28      17817.28                    18782.95
  1998/03/31      17881.00                    18856.16
  1998/04/30      17942.89                    18949.62
  1998/05/31      18046.31                    19052.63
  1998/06/30      18125.07                    19151.02
  1998/07/31      18209.95                    19240.14
  1998/08/31      18333.55                    19461.50
  1998/09/30      18553.09                    19723.37
  1998/10/31      18558.75                    19808.73
  1998/11/30      18562.63                    19804.97
  1998/12/31      18647.49                    19881.65
  1999/01/31      18752.50                    19966.72
  1999/02/28      18693.53                    19882.52
  1999/03/31      18823.93                    20023.36
  1999/04/30      18907.39                    20091.99
IMATRL PRASUN   SHR__CHT 19990430 19990512 155715 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on April 30, 1989, and the current 1.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $18,907 - an 89.07% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,092 - a 100.92% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,           SEPTEMBER 3, 1996
                                                                                 (COMMENCEMENT OF SALE OF
                                                                                 CLASS A SHARES) TO OCTOBER 31,

                   1999                        1998                      1997    1996

Dividend returns   2.73%                       5.83%                     6.28%   0.99%

Capital returns    -0.85%                      0.75%                     -0.64%  0.86%

Total returns      1.88%                       6.58%                     5.64%   1.85%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.12(cents)   25.38(cents)   51.01(cents)

Annualized dividend rate       5.38%         5.49%          5.46%

30-day annualized yield        5.02%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.31 over the past one month, $9.32 over the past six months, and $9.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             1.90%          5.41%        30.42%        92.35%
FIXED-INCOME - CL T

FIDELITY ADV SHORT             0.38%          3.83%        28.47%        89.46%
FIXED-INCOME - CL T  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          1.43%          6.03%        36.45%        100.92%

Short Investment Grade Debt    1.76%          5.05%        32.92%        94.68%
Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             5.41%        5.46%         6.76%
FIXED-INCOME - CL T

FIDELITY ADV SHORT             3.83%        5.14%         6.60%
FIXED-INCOME - CL T  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          6.03%        6.41%         7.23%

Short Investment Grade Debt    5.05%        5.85%         6.88%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL T    LB 1-3 Year Govt/Corp
             00173                       LB013
  1989/04/30       9850.00                    10000.00
  1989/05/31       9984.38                    10142.08
  1989/06/30      10146.87                    10329.29
  1989/07/31      10319.61                    10483.23
  1989/08/31      10245.97                    10423.91
  1989/09/30      10298.83                    10485.26
  1989/10/31      10452.21                    10648.75
  1989/11/30      10534.31                    10743.95
  1989/12/31      10589.64                    10786.48
  1990/01/31      10565.67                    10797.77
  1990/02/28      10608.38                    10855.06
  1990/03/31      10664.52                    10889.49
  1990/04/30      10674.25                    10916.69
  1990/05/31      10842.00                    11085.39
  1990/06/30      10925.88                    11202.58
  1990/07/31      11055.28                    11338.29
  1990/08/31      11037.58                    11378.51
  1990/09/30      11065.11                    11463.87
  1990/10/31      11036.87                    11582.22
  1990/11/30      11106.38                    11695.36
  1990/12/31      11211.16                    11832.23
  1991/01/31      11177.46                    11939.29
  1991/02/28      11293.42                    12025.52
  1991/03/31      11495.09                    12112.91
  1991/04/30      11662.41                    12231.55
  1991/05/31      11781.44                    12307.94
  1991/06/30      11839.03                    12353.66
  1991/07/31      11920.37                    12462.17
  1991/08/31      12120.47                    12631.15
  1991/09/30      12245.85                    12767.15
  1991/10/31      12382.55                    12904.60
  1991/11/30      12507.80                    13035.10
  1991/12/31      12710.23                    13232.15
  1992/01/31      12762.36                    13218.55
  1992/02/29      12848.40                    13260.51
  1992/03/31      12908.37                    13257.62
  1992/04/30      12992.10                    13378.86
  1992/05/31      13126.79                    13504.15
  1992/06/30      13247.44                    13642.18
  1992/07/31      13412.17                    13802.19
  1992/08/31      13526.07                    13913.60
  1992/09/30      13637.94                    14045.26
  1992/10/31      13551.39                    13960.76
  1992/11/30      13557.71                    13941.09
  1992/12/31      13676.96                    14072.75
  1993/01/31      13884.23                    14222.92
  1993/02/28      14053.15                    14338.96
  1993/03/31      14143.38                    14385.54
  1993/04/30      14214.96                    14475.82
  1993/05/31      14275.29                    14442.84
  1993/06/30      14418.63                    14552.22
  1993/07/31      14503.92                    14585.49
  1993/08/31      14646.21                    14707.60
  1993/09/30      14696.80                    14755.06
  1993/10/31      14788.30                    14789.49
  1993/11/30      14849.16                    14793.83
  1993/12/31      14975.45                    14853.73
  1994/01/31      15068.89                    14948.35
  1994/02/28      14945.92                    14857.78
  1994/03/31      14603.59                    14781.39
  1994/04/30      14526.60                    14725.25
  1994/05/31      14614.06                    14745.22
  1994/06/30      14499.05                    14783.99
  1994/07/31      14631.30                    14918.55
  1994/08/31      14750.08                    14968.89
  1994/09/30      14744.40                    14935.62
  1994/10/31      14755.65                    14969.76
  1994/11/30      14780.99                    14906.97
  1994/12/31      14470.91                    14935.33
  1995/01/31      14578.57                    15140.48
  1995/02/28      14759.21                    15349.98
  1995/03/31      14836.80                    15437.08
  1995/04/30      14957.59                    15576.84
  1995/05/31      15226.71                    15846.52
  1995/06/30      15298.41                    15932.75
  1995/07/31      15354.76                    15996.41
  1995/08/31      15445.96                    16093.35
  1995/09/30      15520.09                    16172.92
  1995/10/31      15648.24                    16307.18
  1995/11/30      15775.19                    16447.52
  1995/12/31      15891.22                    16572.24
  1996/01/31      16008.19                    16714.03
  1996/02/29      15952.80                    16650.37
  1996/03/31      15923.03                    16638.21
  1996/04/30      15924.97                    16655.00
  1996/05/31      15959.74                    16693.48
  1996/06/30      16076.47                    16815.59
  1996/07/31      16126.14                    16880.99
  1996/08/31      16176.47                    16943.20
  1996/09/30      16327.90                    17098.30
  1996/10/31      16501.83                    17291.30
  1996/11/30      16620.76                    17420.93
  1996/12/31      16618.19                    17423.83
  1997/01/31      16687.27                    17508.03
  1997/02/28      16731.96                    17551.43
  1997/03/31      16712.72                    17537.83
  1997/04/30      16851.75                    17681.65
  1997/05/31      16957.46                    17805.20
  1997/06/30      17061.40                    17929.05
  1997/07/31      17260.15                    18128.13
  1997/08/31      17275.47                    18145.20
  1997/09/30      17379.48                    18284.96
  1997/10/31      17486.98                    18416.62
  1997/11/30      17536.31                    18462.92
  1997/12/31      17644.58                    18584.74
  1998/01/31      17809.60                    18764.14
  1998/02/28      17833.08                    18782.95
  1998/03/31      17885.60                    18856.16
  1998/04/30      17972.87                    18949.62
  1998/05/31      18083.11                    19052.63
  1998/06/30      18150.38                    19151.02
  1998/07/31      18238.51                    19240.14
  1998/08/31      18363.79                    19461.50
  1998/09/30      18584.96                    19723.37
  1998/10/31      18591.95                    19808.73
  1998/11/30      18595.75                    19804.97
  1998/12/31      18681.38                    19881.65
  1999/01/31      18787.69                    19966.72
  1999/02/28      18727.97                    19882.52
  1999/03/31      18880.35                    20023.36
  1999/04/30      18946.07                    20091.99
IMATRL PRASUN   SHR__CHT 19990430 19990512 155944 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on April 30, 1989, and the current 1.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $18,946 - an 89.46% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $20,092 - a 100.92% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                   1999                        1998                     1997    1996    1995    1994

Dividend returns   2.75%                       6.00%                    6.29%   6.40%   6.16%   5.82%

Capital returns    -0.85%                      0.32%                    -0.32%  -0.95%  -0.11%  -6.04%

Total returns      1.90%                       6.32%                    5.97%   5.45%   6.05%   -0.22%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.24(cents)   25.63(cents)   52.38(cents)

Annualized dividend rate       5.54%         5.55%          5.61%

30-day annualized yield        5.12%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.32 over the past six months, and $9.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             1.56%          4.51%        28.88%        90.07%
FIXED-INCOME - CL C

FIDELITY ADV SHORT             0.57%          3.51%        28.88%        90.07%
FIXED-INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-3 Year Govt/Corp          1.43%          6.03%        36.45%        100.92%

Short Investment Grade Debt    1.76%          5.05%        32.92%        94.68%
Funds Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             4.51%        5.20%         6.63%
FIXED-INCOME - CL C

FIDELITY ADV SHORT             3.51%        5.20%         6.63%
FIXED-INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-3 Year Govt/Corp          6.03%        6.41%         7.23%

Short Investment Grade Debt    5.05%        5.85%         6.88%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL C    LB 1-3 Year Govt/Corp
             00526                       LB013
  1989/04/30      10000.00                    10000.00
  1989/05/31      10136.42                    10142.08
  1989/06/30      10301.39                    10329.29
  1989/07/31      10476.77                    10483.23
  1989/08/31      10402.00                    10423.91
  1989/09/30      10455.67                    10485.26
  1989/10/31      10611.38                    10648.75
  1989/11/30      10694.73                    10743.95
  1989/12/31      10750.91                    10786.48
  1990/01/31      10726.57                    10797.77
  1990/02/28      10769.93                    10855.06
  1990/03/31      10826.93                    10889.49
  1990/04/30      10836.80                    10916.69
  1990/05/31      11007.11                    11085.39
  1990/06/30      11092.27                    11202.58
  1990/07/31      11223.63                    11338.29
  1990/08/31      11205.67                    11378.51
  1990/09/30      11233.61                    11463.87
  1990/10/31      11204.94                    11582.22
  1990/11/30      11275.51                    11695.36
  1990/12/31      11381.89                    11832.23
  1991/01/31      11347.67                    11939.29
  1991/02/28      11465.40                    12025.52
  1991/03/31      11670.14                    12112.91
  1991/04/30      11840.01                    12231.55
  1991/05/31      11960.86                    12307.94
  1991/06/30      12019.32                    12353.66
  1991/07/31      12101.90                    12462.17
  1991/08/31      12305.04                    12631.15
  1991/09/30      12432.34                    12767.15
  1991/10/31      12571.11                    12904.60
  1991/11/30      12698.28                    13035.10
  1991/12/31      12903.79                    13232.15
  1992/01/31      12956.71                    13218.55
  1992/02/29      13044.06                    13260.51
  1992/03/31      13104.95                    13257.62
  1992/04/30      13189.95                    13378.86
  1992/05/31      13326.69                    13504.15
  1992/06/30      13449.18                    13642.18
  1992/07/31      13616.42                    13802.19
  1992/08/31      13732.05                    13913.60
  1992/09/30      13845.62                    14045.26
  1992/10/31      13757.75                    13960.76
  1992/11/30      13764.17                    13941.09
  1992/12/31      13885.24                    14072.75
  1993/01/31      14095.66                    14222.92
  1993/02/28      14267.16                    14338.96
  1993/03/31      14358.76                    14385.54
  1993/04/30      14431.43                    14475.82
  1993/05/31      14492.68                    14442.84
  1993/06/30      14638.21                    14552.22
  1993/07/31      14724.79                    14585.49
  1993/08/31      14869.25                    14707.60
  1993/09/30      14920.61                    14755.06
  1993/10/31      15013.51                    14789.49
  1993/11/30      15075.29                    14793.83
  1993/12/31      15203.51                    14853.73
  1994/01/31      15298.37                    14948.35
  1994/02/28      15173.53                    14857.78
  1994/03/31      14825.98                    14781.39
  1994/04/30      14747.81                    14725.25
  1994/05/31      14836.61                    14745.22
  1994/06/30      14719.85                    14783.99
  1994/07/31      14854.11                    14918.55
  1994/08/31      14974.70                    14968.89
  1994/09/30      14968.94                    14935.62
  1994/10/31      14980.36                    14969.76
  1994/11/30      15006.09                    14906.97
  1994/12/31      14691.28                    14935.33
  1995/01/31      14800.58                    15140.48
  1995/02/28      14983.97                    15349.98
  1995/03/31      15062.74                    15437.08
  1995/04/30      15185.37                    15576.84
  1995/05/31      15458.59                    15846.52
  1995/06/30      15531.38                    15932.75
  1995/07/31      15588.59                    15996.41
  1995/08/31      15681.18                    16093.35
  1995/09/30      15756.43                    16172.92
  1995/10/31      15886.54                    16307.18
  1995/11/30      16015.43                    16447.52
  1995/12/31      16133.22                    16572.24
  1996/01/31      16251.97                    16714.03
  1996/02/29      16195.73                    16650.37
  1996/03/31      16165.51                    16638.21
  1996/04/30      16167.48                    16655.00
  1996/05/31      16202.78                    16693.48
  1996/06/30      16321.29                    16815.59
  1996/07/31      16371.72                    16880.99
  1996/08/31      16422.82                    16943.20
  1996/09/30      16576.54                    17098.30
  1996/10/31      16753.13                    17291.30
  1996/11/30      16873.87                    17420.93
  1996/12/31      16871.26                    17423.83
  1997/01/31      16941.39                    17508.03
  1997/02/28      16986.76                    17551.43
  1997/03/31      16967.22                    17537.83
  1997/04/30      17108.38                    17681.65
  1997/05/31      17215.69                    17805.20
  1997/06/30      17321.22                    17929.05
  1997/07/31      17523.00                    18128.13
  1997/08/31      17538.55                    18145.20
  1997/09/30      17644.14                    18284.96
  1997/10/31      17753.28                    18416.62
  1997/11/30      17769.95                    18462.92
  1997/12/31      17885.73                    18584.74
  1998/01/31      18039.96                    18764.14
  1998/02/28      18053.80                    18782.95
  1998/03/31      18111.59                    18856.16
  1998/04/30      18186.81                    18949.62
  1998/05/31      18265.76                    19052.63
  1998/06/30      18341.12                    19151.02
  1998/07/31      18397.21                    19240.14
  1998/08/31      18530.58                    19461.50
  1998/09/30      18720.99                    19723.37
  1998/10/31      18714.05                    19808.73
  1998/11/30      18725.39                    19804.97
  1998/12/31      18798.97                    19881.65
  1999/01/31      18872.61                    19966.72
  1999/02/28      18820.56                    19882.52
  1999/03/31      18935.32                    20023.36
  1999/04/30      19006.63                    20091.99
IMATRL PRASUN   SHR__CHT 19990430 19990512 155742 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $19,007 - a 90.07% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,092 - a 100.92% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS
                   SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                                               (COMMENCEMENT OF SALE OF
                                               CLASS C SHARES) TO OCTOBER 31,

                   1999                        1998

Dividend returns   2.31%                       5.06%

Capital returns    -0.75%                      0.43%

Total returns      1.56%                       5.49%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.51(cents)   21.49(cents)   44.29(cents)

Annualized dividend rate       4.58%         4.64%          4.74%

30-day annualized yield        4.22%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.33 over the past six months and $9.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six-months that ended April 30, 1999, the fund's Class A, Class T and Class C shares returned 1.88%, 1.90% and 1.56%, respectively. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 1.43%, while the short investment grade debt funds average tracked by Lipper Inc. returned 1.76% during the same period. For the 12-month period that ended April 30, 1999, the fund's Class A, Class T and Class C shares returned 5.38%, 5.41% and 4.51%, respectively. The Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 6.03%, while the short investment grade debt funds average returned 5.05% during the 12-month period.

Q. THE LAST TIME WE SPOKE, UNCERTAINTY IN GLOBAL EQUITY MARKETS AND THE FEDERAL RESERVE BOARD'S BIAS TOWARD EASING RATES RESULTED IN AN EXTREME FLIGHT TO TREASURIES. HOW HAS THE MARKET ENVIRONMENT CHANGED, AND HOW DID IT AFFECT THE FUND?

A. Bond investors' perception of the global financial markets reversed course amid stronger-than-expected economic data in the U.S. and improving overseas markets. Additionally, concerns that the Fed may change its policy course toward tightening monetary policy by increasing rates caused further concern. In response, the bond market pushed up yields, causing bond prices - which move in the opposite direction of yields - to decline. While returns were marginally positive during the period, declining bond prices erased much of the gains made late last year. Among the different fixed-income sectors, Treasuries became the least favored as they experienced one of their biggest sell-offs in over 20 years during the month of February. Nevertheless, the fund's overweighted positions in corporate bonds and asset-backed and mortgage securities compared to the benchmark index helped relative performance during the six-month period.

Q. DID ANY OTHER MARKET FACTORS HAVE AN EFFECT ON PERFORMANCE?

A. Another key factor was the strong rebound in stocks and the stronger-than-expected earnings reports from the corporate market. This environment boosted interest in new corporate issues, and investors absorbed a relatively large supply of new bonds. More recently, the increase in interest rates served to reduce the pace of new issuance, particularly with bonds of shorter maturities - because bonds are more expensive to finance at higher rates. This led to further support for a positive supply and demand environment.

Q. HOW WERE THE FUND'S ASSETS ALLOCATED, AND CAN YOU TELL US A BIT MORE ABOUT THE PERFORMANCE OF THESE SECTORS?

A. Corporate bonds and asset-backed securities - which are bonds backed by a pool of loans such as credit cards, for example - accounted for approximately 63% of the fund's investments at the end of the period. Within these holdings, corporate bonds accounted for roughly 45% of the fund's investments. In the first quarter of 1999, absolute returns were hampered across most bond sectors by rising interest rates. On the other hand, relative performance was helped by the overweighted positions in asset-backed and corporate bonds, which outperformed Treasuries. As the market reversed course from the massive flight to quality we saw last fall, mortgage securities, which represented approximately 19% of the fund's investments at the end of the period, also outperformed Treasuries over the past six months.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. Of course, it is very difficult to predict the direction of interest rates. However, I do think we may be moving into a more stable interest-rate environment compared to what we experienced last fall. Though the U.S. economy was stronger than anticipated and there's the perception that overseas economies are improving, inflation remains in check with the help of low global commodity prices and persistent weakness in global demand. In a more stable interest-rate environment, I'll continue to concentrate a majority of the fund's assets in corporate and mortgage securities because they can offer better total return potential than government bonds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment grade,
fixed-income securities

START DATE: September 16,
1987

SIZE: as of April 30, 1999,
more than $332 million

MANAGER: Andrew Dudley,
since 1997; joined Fidelity
in 1996

ANDREW DUDLEY ON THE BOND
MARKET'S OBSESSION WITH
INFLATION:

"The bond market's preoccupation
with inflation centers upon the
direct impact inflation has on the
direction of interest rates.
Interest rates represent the value
of money; consequently, if the
bond market expects higher
inflation and, therefore, a
deterioration in the value of money,
then bond investors expect to be
paid more - in the form of
interest - for that decline in
purchasing or buying power. The
bond market sells off in the wake
of higher inflation forecasts
because investors fear being stuck
with fixed cash flows that will be
worth less in the future. During
periods of complex and conflicting
global economic and market
forecasts, similar to what we
experienced over the past six
months, the market can move very
quickly to adjust for these changes
in inflation expectations."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             36.0                     40.8

Aa                              7.3                      8.3

A                               18.7                     13.2

Baa                             32.4                     29.8

Ba and Below                    1.3                      1.6

Not Rated                       0.9                      1.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          2.6   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           1.9   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Corporate bonds 62.8%
U.S. government
and agency
obligations 11.7%
Mortgage securities 18.7%
Foreign government
obligations 1.3%
Other 2.1%
Short-term
investments 3.4%
* FOREIGN
 INVESTMENTS 6.3%

Row: 1, Col: 1, Value: 62.8
Row: 1, Col: 2, Value: 11.7
Row: 1, Col: 3, Value: 18.7
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 2.1
Row: 1, Col: 6  Value: 3.4

AS OF OCTOBER 30, 1998 **

Corporate bonds 57.1%
U.S. government
and agency
obligations 16.2%
Mortgage securities 18.0%
Foreign government
obligations 0.7%
Other 2.7%
Short-term
investments 5.3%
** FOREIGN
 INVESTMENTS 6.9%

Row: 1, Col: 1, Value: 57.1
Row: 1, Col: 2, Value: 16.2
Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 0.7
Row: 1, Col: 5, Value: 2.7
Row: 1, Col: 6, Value: 5.3



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 44.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.7%

Equistar Chemicals                Baa3      $ 800,000                       $ 826,400
L.P./Equistar Funding Corp.
8.5% 2/15/04 (b)

Monsanto Co. 5.375% 12/1/01       A2         1,470,000                       1,457,432
(b)

                                                                             2,283,832

CONSTRUCTION & REAL ESTATE -
2.2%

REAL ESTATE - 0.1%

Cabot Industrial Properties       Baa2       575,000                         573,413
LP 7.125% 5/1/04

REAL ESTATE INVESTMENT TRUSTS
- 2.1%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       470,000                         449,240

7.125% 3/15/04                    Baa2       1,300,000                       1,291,485

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,650,000                       1,647,261

6.375% 2/15/03                    Baa1       1,200,000                       1,188,576

6.376% 2/15/02                    Baa1       900,000                         896,211

ProLogis Trust 6.7% 4/15/04       Baa1       245,000                         243,557

Weeks Realty LP 6.875% 3/15/05    Baa2       1,200,000                       1,197,852

                                                                             6,914,182

TOTAL CONSTRUCTION & REAL                                                    7,487,595
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Delphi Automotive Systems         Baa2       725,000                         724,079
Corp. 6.125% 5/1/04

ENERGY - 1.5%

ENERGY SERVICES - 0.6%

Baker Hughes, Inc. 5.8%           A2         2,100,000                       2,082,990
2/15/03 (b)

OIL & GAS - 0.9%

Conoco, Inc. 5.9% 4/15/04         A3         400,000                         397,120

Occidental Petroleum Corp.        Baa3       700,000                         701,603
6.09% 11/29/99

Oryx Energy Co.:

8% 10/15/03                       Baa1       335,000                         349,395

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Oryx Energy Co.: - continued

8.125% 10/15/05                   Baa1      $ 1,030,000                     $ 1,089,225

8.375% 7/15/04                    Baa1       485,000                         515,487

                                                                             3,052,830

TOTAL ENERGY                                                                 5,135,820

FINANCE - 17.9%

BANKS - 7.7%

Banc One Corp. 6.7% 3/24/00       Aa3        1,600,000                       1,616,544

Banco Latinoamericano             Baa2       700,000                         692,563
Exportaciones SA euro 6.9%
12/4/99 (b)

Banc One Corp. 7.25% 8/1/02       A1         1,100,000                       1,142,515

BankBoston Corp. 6.125%           A2         1,900,000                       1,912,350
3/15/02

BanPonce Financial Corp.          A3         650,000                         657,261
6.88% 6/16/00

Barclays Bank PLC yankee          A1         2,500,000                       2,504,000
5.875% 7/15/00

Capital One Bank:

6.48% 6/28/02                     Baa3       1,500,000                       1,514,355

6.65% 3/15/04                     Baa3       2,500,000                       2,521,250

KeyCorp. 7.45% 4/5/00             A1         1,500,000                       1,528,470

Korea Development Bank:

6.625% 11/21/03                   Baa3       745,000                         721,354

7.125% 9/17/01                    Baa3       215,000                         215,712

7.375% 9/17/04                    Baa3       250,000                         247,750

yankee 6.5% 11/15/02              Baa3       580,000                         563,470

NationsBank Corp. 5.75%           Aa2        1,600,000                       1,601,408
3/15/01

Popular, Inc.:

6.2% 4/30/01                      A3         2,885,000                       2,877,586

6.4% 8/25/00                      A3         1,730,000                       1,734,412

Providian National Bank:

6.25% 5/7/01                      Baa3       1,400,000                       1,402,954

6.7% 3/15/03                      Baa3       2,200,000                       2,206,710

                                                                             25,660,664

CREDIT & OTHER FINANCE - 7.7%

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       3,050,000                       3,071,350

6.875% 1/16/01                    Baa3       1,870,000                       1,901,079

Chrysler Financial Corp.          A1         2,600,000                       2,581,618
5.25% 5/4/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Chrysler Financial LLC 6.375%     A1        $ 2,300,000                     $ 2,316,859
1/28/00

Edison Mission Energy Funding     Baa1       1,984,177                       2,008,999
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         300,000                         301,794
11/15/01

Ford Motor Credit Co. 5.125%      A1         1,300,000                       1,284,530
10/15/01

General Motors Acceptance         A2         2,200,000                       2,197,030
Corp. 5.625% 2/15/01

GS Escrow Corp. 6.75% 8/1/01      Ba1        2,200,000                       2,196,832

Heller Financial, Inc. 6.25%      A3         1,800,000                       1,814,688
3/1/01

Money Store, Inc. 7.3% 12/1/02    A2         800,000                         836,560

Salton Sea Funding Corp.          Baa2       370,407                         372,726
7.02% 5/30/00

Sprint Capital Corp. 5.7%         Baa1       4,280,000                       4,235,317
11/15/03

Trizec Finance Ltd. yankee        Baa3       350,000                         385,000
10.875% 10/15/05

                                                                             25,504,382

SAVINGS & LOANS - 1.1%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       1,350,000                       1,354,293

7% 6/13/02                        Baa3       1,250,000                       1,279,250

Sovereign Bancorp, Inc.           Ba1        1,000,000                       1,000,870
6.625% 3/15/01

                                                                             3,634,413

SECURITIES INDUSTRY - 1.4%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         1,150,000                       1,150,069

yankee 6.6% 5/15/05               A3         600,000                         591,282

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         1,000,000                       1,006,530

6.6% 7/15/02 (b)                  A1         500,000                         506,330

Merrill Lynch & Co., Inc.         Aa3        1,500,000                       1,495,056
5.71% 1/15/02

                                                                             4,749,267

TOTAL FINANCE                                                                59,548,726

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       2,250,000                       2,263,613
yankee 6.125% 6/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MEDIA & LEISURE - 5.0%

BROADCASTING - 3.8%

Continental Cablevision, Inc.     Baa3      $ 3,015,000                     $ 3,175,428
8.5% 9/15/01

TCI Communications, Inc.:

6.375% 9/15/99                    A2         4,250,000                       4,268,828

8.25% 1/15/03                     A2         300,000                         324,000

9% 1/2/02                         Ba1        970,000                         1,048,104

Time Warner, Inc. 7.95% 2/1/00    Baa3       3,690,000                       3,755,387

                                                                             12,571,747

ENTERTAINMENT - 1.2%

Paramount Communications,         Baa3       1,125,000                       1,163,385
Inc. 7.5% 1/15/02

Viacom, Inc. 6.75% 1/15/03        Baa3       2,885,000                       2,936,238

                                                                             4,099,623

TOTAL MEDIA & LEISURE                                                        16,671,370

NONDURABLES - 3.5%

BEVERAGES - 1.5%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       1,005,000                       1,002,035

6.4% 12/15/03                     Baa3       4,000,000                       3,993,600

                                                                             4,995,635

FOODS - 0.8%

Dole Food, Inc. 6.75% 7/15/00     Baa2       2,590,000                       2,612,481

TOBACCO - 1.2%

Philip Morris Companies, Inc.:

7.125% 12/1/99                    A2         2,850,000                       2,875,223

7.25% 9/15/01                     A2         1,125,000                       1,154,936

                                                                             4,030,159

TOTAL NONDURABLES                                                            11,638,275

RETAIL & WHOLESALE - 2.6%

DRUG STORES - 1.2%

Rite Aid Corp.:

5.5% 12/15/00 (b)                 Baa1       2,970,000                       2,940,300

6% 12/15/05 (b)                   Baa1       1,100,000                       1,052,590

                                                                             3,992,890

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
1.4%

Dayton Hudson Corp.:

9.75% 7/1/02                      A3        $ 1,240,000                     $ 1,377,466

10% 12/1/00                       A3         1,070,000                       1,140,192

Federated Department Stores,      Baa2       1,860,000                       1,978,408
Inc. 8.125% 10/15/02

                                                                             4,496,066

TOTAL RETAIL & WHOLESALE                                                     8,488,956

TECHNOLOGY - 3.2%

COMPUTERS & OFFICE EQUIPMENT
- 3.2%

Comdisco, Inc.:

6% 1/30/02                        Baa1       1,500,000                       1,498,620

6.1% 6/5/01                       Baa1       7,210,000                       7,218,580

6.65% 11/13/01                    Baa1       2,010,000                       2,034,763

                                                                             10,751,963

TRANSPORTATION - 3.3%

AIR TRANSPORTATION - 1.4%

Continental Airlines, Inc.
Pass Through Trust
Certificates:

6.954% 2/2/11                     Baa1       2,200,000                       2,191,200

7.08% 11/1/04                     Baa1       1,250,000                       1,255,550

Delta Air Lines, Inc.:

6.65% 3/15/04                     Baa3       660,000                         665,326

9.875% 5/15/00                    Baa3       475,000                         493,112

                                                                             4,605,188

RAILROADS - 1.3%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,600,000                       1,640,736

9.5% 8/1/00                       Baa2       1,800,000                       1,879,164

Norfolk Southern Corp. 6.95%      Baa1       900,000                         923,202
5/1/02

                                                                             4,443,102

TRUCKING & FREIGHT - 0.6%

Federal Express Corp. 7.53%       A3         1,953,000                       1,990,087
9/23/06

TOTAL TRANSPORTATION                                                         11,038,377

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - 3.8%

CELLULAR - 0.1%

Cable & Wireless                  Baa1      $ 425,000                       $ 425,914
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 2.7%

Avon Energy Partners Holdings     Baa2       2,300,000                       2,324,978
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.        Baa3       1,020,000                       1,037,065
6.875% 3/1/01

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,510,000                       1,566,383

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,560,000                       1,554,337

6.5% 5/1/03                       Baa1       600,000                         612,342

Texas Utilities Electric Co.:

7.375% 11/1/99                    A3         1,100,000                       1,111,132

7.375% 8/1/01                     A3         721,000                         743,113

                                                                             8,949,350

GAS - 0.4%

Cms Panhandle Holding Co.         Baa3       600,000                         600,000
6.125% 3/15/04 (b)

Enserch Corp. 6.25% 1/1/03        Baa2       650,000                         653,406

                                                                             1,253,406

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc.:

6.125% 8/15/01                    Baa2       1,230,000                       1,237,712

8.875% 1/15/06                    Baa2       811,000                         871,209

                                                                             2,108,921

TOTAL UTILITIES                                                              12,737,591

TOTAL NONCONVERTIBLE BONDS                                                   148,770,197
(Cost $148,878,987)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 11.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Government Trust Certificates     Aaa       $ 329,447                       $ 342,493
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 C, 6.61% 9/15/99      Aaa        36,728                          36,838

Series 1995 A, 6.28% 6/15/04      Aaa        1,941,176                       1,970,411

Israel Export Trust               Aaa        564,706                         577,412
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        954,000                         982,323
secured 6.86% 4/30/04

TOTAL U.S. GOVERNMENT AGENCY                                                 3,909,477
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
10.5%

U.S. Treasury Notes:

5.375% 7/31/00                    Aaa        29,300,000                      29,432,726

5.375% 2/15/01                    Aaa        2,950,000                       2,964,750

5.75% 10/31/00                    Aaa        2,600,000                       2,625,584

TOTAL U.S. TREASURY                                                          35,023,060
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    38,932,537
GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,956,995)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.1%



FANNIE MAE - 6.3%

6.5% 10/1/11 to 12/1/28 (d)       Aaa        8,624,093                       8,571,136

7% 7/1/25 to 4/1/29               Aaa        11,651,626                      11,805,006

11.5% 11/1/15                     Aaa        438,315                         487,327

                                                                             20,863,469

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - 0.2%

7% 9/1/99 to 8/1/01               Aaa       $ 654,975                       $ 658,026

12% 11/1/19                       Aaa        111,060                         124,614

                                                                             782,640

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.6%

6.5% 5/15/29 (c)                  Aaa        3,500,000                       3,480,313

9.5% 9/15/16 to 10/15/20          Aaa        1,576,016                       1,693,244

11% 12/15/09 to 1/15/16           Aaa        1,857,496                       2,057,009

11.5% 8/15/13 to 11/15/15         Aaa        645,568                         729,179

12% 2/15/16                       Aaa        601,025                         685,337

                                                                             8,645,082

TOTAL U.S. GOVERNMENT AGENCY                                                 30,291,191
-  MORTGAGE SECURITIES
(Cost $30,539,537)

ASSET-BACKED SECURITIES - 18.2%



Arcadia Automobile                Aaa        1,300,000                       1,290,250
Receivables Trust 5.67%
1/15/04

ARG Funding Corp. 5.88%           Aaa        2,650,000                       2,649,669
5/20/03 (b)

Boatmens Auto Trust 6.35%         A2         640,000                         640,100
10/15/01

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        2,200,000                       2,219,184

6.57% 3/15/01                     Aa3        1,020,000                       1,024,896

Case Equipment Loan Trust         Aa2        800,000                         800,562
5.85% 2/15/03

Caterpillar Financial Asset       A3         360,694                         359,905
Trust 6.55% 5/25/02

Chase Manhattan Marine Owner      Aaa        2,020,000                       2,038,200
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        1,516,363                       1,520,154

6.2% 3/20/04                      Aaa        640,164                         643,265

Citibank Credit Card Master       Aaa        1,800,000                       1,803,094
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        3,196,297                       3,196,297

6.3% 7/15/12                      Aaa        1,600,000                       1,598,992

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        857,217                         860,164

6.7% 2/15/02                      Aaa        267,293                         269,047

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage          Aaa       $ 1,000,000                     $ 1,010,781
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         5,250,000                       5,245,078
6.0006% 7/18/05 (e)

Fidelity Funding Auto Trust       Aaa        310,542                         313,938
6.99% 11/15/02 (b)

Ford Credit Auto Owner Trust      A2         1,800,000                       1,795,500
6.15% 9/15/02

Ford Credit Grantor Trust         Aaa        557,960                         558,134
5.9% 10/15/00

Green Tree Financial Corp.:

6.1% 4/15/27                      Aaa        228,963                         229,105

6.45% 5/15/27                     Aaa        66,839                          66,859

Green Tree Lease Finance LLC      A          2,150,297                       2,145,674
6.66% 10/20/04

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,200,000                       2,190,375

6.65% 10/15/03                    Baa3       255,269                         257,264

KeyCorp Auto Grantor Trust        A3         18,970                          18,973
5.8% 7/15/00

Newcourt Equipment Trust          Aaa        2,050,000                       2,038,149
Securities sequential pay
Series 1998-1 Class A3,
5.24% 12/20/02

Norwest Automobile Trust 6.3%     A2         1,424,000                       1,428,005
5/15/03

Olympic Automobile
Receivables Trust:

6.125% 11/15/04                   Aaa        534,501                         534,334

6.4% 9/15/01                      Aaa        870,438                         868,262

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                     Aaa        1,823,129                       1,830,530

6.2% 6/15/03                      Aaa        897,627                         903,237

Petroleum Enhanced Trust          Baa2       1,785,428                       1,774,269
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(e)

Premier Auto Trust:

5.7% 10/6/02                      Aaa        4,000,000                       4,007,480

6.35% 7/6/00                      A3         1,980,000                       1,983,089

Reliance Auto Receivables         Aaa        495,519                         495,364
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master       Aaa        1,600,000                       1,614,000
Trust II 6.2% 2/16/06

TMS Auto Grantor Trust 5.9%       Aaa        132,999                         133,166
9/15/02

Tranex Auto Receivables Owner     Aaa        884,900                         889,048
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        2,009,163                       1,990,327
Trust 5.98% 9/17/05

Union Acceptance Corp. 7.075%     Baa2       114,350                         114,456
7/10/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Western Financial Grantor         Aaa       $ 584,901                       $ 583,621
Trust 5.875% 3/1/02

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa        1,990,000                       1,972,588

7.05% 11/20/03                    Aaa        2,876,371                       2,879,967

TOTAL ASSET-BACKED SECURITIES                                  60,785,352
(Cost $60,773,730)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.3%



PRIVATE SPONSOR - 0.8%

GE Capital Mortgage Services,     Aaa        674,431                         674,483
Inc. planned amortization
class Series 1994-2 Class
A-4, 6% 1/25/09

Residential Funding Mortgage      Aa1        2,061,172                       2,062,461
Securities I, Inc. planned
amortization class Series
1994-S12 Class A-2, 6.5%
4/25/09

                                                                             2,736,944

U.S. GOVERNMENT AGENCY - 0.5%

Fannie Mae ACES sequential        Aaa        1,714,589                       1,716,197
pay Series 1995 - M1 Class
A, 6.65% 7/25/10

TOTAL COLLATERALIZED MORTGAGE                                                4,453,141
OBLIGATIONS
(Cost $4,461,470)

COMMERCIAL MORTGAGE
SECURITIES - 8.3%



Allied Capital Commercial         Aaa        1,327,151                       1,325,077
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,200,000                       2,199,656
1999-S1A, 7.0925% 2/28/14
(b)(e)

Bankers Trust Remic Trust         Aa2        2,780,000                       2,786,516
1988-1 floater Series
1998-S1A Class D, 5.7869%
11/28/02 (b)(e)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         1,380,000                       1,392,722
Class A-2, 6.88% 7/1/02

sequential pay Series 1996-1      AA         17,661                          17,688
Class A-1, 7.55% 7/1/99

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -         $ 2,055,779                     $ 2,051,924
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998 FLI Class E,          Baa2       2,700,000                       2,640,094
5.7888% 1/10/13 (b)(e)

DLJ Commercial Mortgage Corp.     A2         1,170,000                       1,166,709
floater Series 1998-STFA
Class A-3, 5.57% 12/8/00
(b)(e)

Equitable Life Assurance
Society of the United States
(The):

floater Series 174 Class D-2,     Baa2       1,200,000                       1,176,000
6.7063% 5/15/03 (b)(e)

sequential pay Series 174         Aaa        1,000,000                       1,042,250
Class A1, 7.24% 5/15/06 (b)

Federal Deposit Insurance
Corp. Remic Trust:

sequential pay Series 1996-C1     Aaa        1,377,449                       1,384,767
Class 1A, 6.75% 7/25/26

sequential pay Series 1994-C1     Aaa        262,756                         263,002
Class II-A2, 7.85% 9/25/25

FMAC Loan Receivables Trust       Aaa        728,359                         717,889
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust 1998-1       Aaa        1,359,958                       1,347,208
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.0475% 11/13/13         Baa2       1,100,000                       1,095,160
(b)(e)

Class F, 7.6634% 11/13/13         Baa3       1,100,000                       1,083,170
(b)(e)

Kidder Peabody Acceptance         Aaa        99,788                          99,570
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

Nomura Asset Securities Corp.     -          881,017                         881,292
floater Series 1994 MD-II
Class A-6, 6.2025% 7/7/03 (e)

Nomura Depositor Trust            Baa2       2,290,000                       2,109,484
floater Series 1998-ST1A
Class A-4, 5.8263% 2/15/34
(b)(e)

Resolution Trust Corp.            Aaa        946,866                         946,866
sequential pay Series 1995
C-1 Class A2C, 6.9% 2/25/27

Structured Asset Securities       A3         2,075,784                       2,067,352
Corp. floater Series
1998-C2A Class C, 5.3425%
1/25/13 (b)(e)

TOTAL COMMERCIAL MORTGAGE                                                    27,794,396
SECURITIES
(Cost $28,114,827)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 1.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Korean Republic 8.75% 4/15/03     Baa3      $ 1,700,000                     $ 1,787,040
(f)

Ontario Province:

5.75% 11/7/00 (f)                 Aa3        1,180,000                       1,182,679

euro global 6.125% 6/28/00 (f)    Aa3        1,200,000                       1,209,408

TOTAL FOREIGN GOVERNMENT AND                                                 4,179,127
GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,164,575)

SUPRANATIONAL OBLIGATIONS -
2.1%



African Development Bank:

7.75% 12/15/01                    Aa1        2,240,000                       2,345,907

9.3% 7/1/00                       Aa1        4,320,000                       4,502,347

TOTAL SUPRANATIONAL OBLIGATIONS                                              6,848,254
(Cost $7,001,936)


CASH EQUIVALENTS - 3.4%

                                            MATURITY AMOUNT

Investments in repurchase                 $ 11,475,732                        11,471,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $11,471,000)

TOTAL INVESTMENT IN                                                         $ 333,525,195
SECURITIES - 100%
(Cost $334,363,057)


LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $43,423,359 or 13.1% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) A portion of the security sold on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        61.0%  AAA, AA, A    57.9%

Baa               32.4%  BBB           32.1%

Ba                1.3%   BB            0.8%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $334,363,143. Net unrealized depreciation aggregated $837,948, of which $786,348 related to appreciated investment securities and $1,624,296 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $43,066,000 of which $130,000, $38,000, $336,000,
$17,691,000, $19,457,000, $2,265,000 and $3,149,000 will expire on
October 31, 1999, 2000, 2001, 2002, 2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 333,525,195
value (including repurchase
agreements of $11,471,000)
(cost $334,363,057) - See
accompanying schedule

Commitment to sell securities   $ (3,923,804)
on a delayed delivery basis

Receivable for securities        3,946,462      22,658
sold on a delayed delivery
basis

Receivable for investments                      537,521
sold, regular delivery

Cash                                            161,737

Receivable for fund shares                      2,011,589
sold

Interest receivable                             3,603,646

 TOTAL ASSETS                                   339,862,346

LIABILITIES

Payable for investments          2,466,238
purchased Regular delivery

 Delayed delivery                3,514,535

Payable for fund shares          837,160
redeemed

Distributions payable            248,381

Accrued management fee           121,579

Distribution fees payable        47,997

Other payables and accrued       87,918
expenses

 TOTAL LIABILITIES                              7,323,808

NET ASSETS                                     $ 332,538,538

Net Assets consist of:

Paid in capital                                $ 377,293,497

Undistributed net investment                    157,553
income

Accumulated undistributed net                   (44,097,308)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                     (815,204)
(depreciation) on investments

NET ASSETS                                     $ 332,538,538

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
              APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $9.30
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($11,822,966 (divided by)
1,271,864 shares)

Maximum offering price per         $9.44
share (100/98.50 of $9.30)

CLASS T: NET ASSET VALUE and       $9.30
redemption price per share
($303,088,972 (divided by)
32,579,757 shares)

Maximum offering price per         $9.44
share (100/98.50 of $9.30)

CLASS C: NET ASSET VALUE and       $9.31
offering price per share
($10,092,277 (divided by)
1,084,296 shares) A

INSTITUTIONAL CLASS: NET           $9.30
ASSET VALUE, offering price
and redemption price   per
share ($7,534,323 (divided
by) 809,849 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 10,808,742
Interest

EXPENSES

Management fee                  $ 724,950

Transfer agent fees              278,482

Distribution fees                280,588

Accounting fees and expenses     54,204

Non-interested trustees'         613
compensation

Custodian fees and expenses      11,641

Registration fees                31,412

Audit                            17,311

Legal                            761

Miscellaneous                    639

 Total expenses before           1,400,601
reductions

 Expense reductions              (4,639)       1,395,962

NET INVESTMENT INCOME                          9,412,780

REALIZED AND UNREALIZED GAIN                   (1,008,344)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (2,009,684)

 Delayed delivery commitments    12,158        (1,997,526)

NET GAIN (LOSS)                                (3,005,870)

NET INCREASE (DECREASE) IN                    $ 6,406,910
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,412,780                 $ 20,862,249
income

 Net realized gain (loss)       (1,008,344)                 173,470

 Change in net unrealized       (1,997,526)                 421,556
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     6,406,910                   21,457,275
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,198,966)                 (20,556,957)
from net investment income

Share transactions - net        (22,065,369)                (21,594,124)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (24,857,425)                (20,693,806)
IN NET ASSETS

NET ASSETS

 Beginning of period            357,395,963                 378,089,769

 End of period (including      $ 332,538,538               $ 357,395,963
under (over) distribution
of net investment income of
$157,553 and  $(56,261),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380                          $ 9.310                  $ 9.370   $ 9.290
period

Income from Investment
Operations

Net investment income D           .256                             .572                     .532      .090

Net realized and unrealized       (.082)                           .024                     (.021)    .081
gain (loss)

Total from investment             .174                             .596                     .511      .171
operations

Less Distributions

From net investment income        (.254)                           (.526)                   (.571)    (.091)

Net asset value, end of period   $ 9.300                          $ 9.380                  $ 9.310   $ 9.370

TOTAL RETURN B, C                 1.88%                            6.58%                    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,823                         $ 5,524                  $ 19,726  $ 204
(000 omitted)

Ratio of expenses to average      .83% A                           .90% F                   .90% F    .90% A, F
net assets

Ratio of net investment           5.66% A                          6.03%                    6.00%     6.27% A
income to average  net assets

Portfolio turnover rate           151% A                           124%                     105%      124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.380                          $ 9.350                  $ 9.380    $ 9.470    $ 9.480
period

Income from Investment
Operations

Net investment  income          .262 C                           .555 C                   .578 C     .594 C     .403

Net realized  and unrealized    (.086)                           .019                     (.036)     (.094)     .148
gain (loss)

Total from investment           .176                             .574                     .542       .500       .551
operations

Less Distributions

From net investment income      (.256)                           (.544)                   (.572)     (.590)     (.407)

In excess of net  investment    -                                -                        -          -          -
income

Return of capital               -                                -                        -          -          (.154)

Total distributions             (.256)                           (.544)                   (.572)     (.590)     (.561)

Net asset value,  end of       $ 9.300                          $ 9.380                  $ 9.350    $ 9.380    $ 9.470
period

TOTAL RETURN B                  1.90%                            6.32%                    5.97%      5.45%      6.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 303,089                        $ 333,050                $ 351,614  $ 416,700  $ 546,546
(000 omitted)

Ratio of expenses to average    .82% A                           .89%                     .89%       .88%       .89%
net assets

Ratio of net investment         5.67% A                          5.93%                    6.19%      6.29%      6.05%
income to average net assets

Portfolio turnover rate         151% A                           124%                     105%       124%       179%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.090
period

Income from Investment
Operations

Net investment  income          .479

Net realized  and unrealized    (.501)
gain (loss)

Total from investment           (.022)
operations

Less Distributions

From net investment income      (.464)

In excess of net  investment    (.044)
income

Return of capital               (.080)

Total distributions             (.588)

Net asset value,  end of       $ 9.480
period

TOTAL RETURN B                  (.22)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 787,926
(000 omitted)

Ratio of expenses to average    .97%
net assets

Ratio of net investment         5.91%
income to average net assets

Portfolio turnover rate         108%


A ANNUALIZED.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED..
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380                          $ 9.340
period

Income from Investment
Operations

Net investment income D           .219                             .437

Net realized and unrealized       (.074)                           .064
gain (loss)

Total from investment             .145                             .501
operations

Less Distributions

From net investment income        (.215)                           (.461)

Net asset value, end of period   $ 9.310                          $ 9.380

TOTAL RETURN B, C                 1.56%                            5.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,092                         $ 11,795
(000 omitted)

Ratio of expenses to average      1.74% A                          1.75% A,  F
net assets

Ratio of expenses to average      1.73% A,  G                      1.75% A
net assets after expense
reductions

Ratio of net investment           4.72% A                          4.92% A
income to average net assets

Portfolio turnover rate           151% A                           124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997     1996     1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 9.380                          $ 9.350                  $ 9.370  $ 9.470  $ 9.450
of period

Income from Investment
Operations

Net investment income           .268 D                           .566 D                   .589 D   .598 D   .137

Net realized and  unrealized    (.084)                           .021                     (.023)   (.098)   .067
gain (loss)

Total from  investment          .184                             .587                     .566     .500     .204
operations

Less Distributions

From net investment  income     (.264)                           (.557)                   (.586)   (.600)   (.136)

Return of capital               -                                -                        -        -        (.048)

Total distributions             (.264)                           (.557)                   (.586)   (.600)   (.184)

Net asset value,  end of       $ 9.300                          $ 9.380                  $ 9.350  $ 9.370  $ 9.470
period

TOTAL RETURN B, C               1.99%                            6.47%                    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 7,534                          $ 7,027                  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average    .69% A                           .75% F                   .75% F   .80% F   .85% A,  F
net assets

Ratio of expenses to average    .68% A, G                        .75%                     .75%     .80%     .85% A
net assets after expense
reductions

Ratio of net investment         5.81% A                          6.06%                    6.30%    6.37%    6.10% A
income to average net assets

Portfolio turnover rate         151% A                           124%                     105%     124%     179%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments,

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $243,127,860 and $270,823,070, respectively, of which U.S. government and government agency obligations aggregated $164,113,109 and $189,631,857, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 4,895      $ 0

CLASS T    236,092      2,673

CLASS C    39,601       37,512

          $ 280,588    $ 40,185

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,970     $ 2,968

CLASS T    117,377      36,214

CLASS C    16,420       16,420*

          $ 146,767    $ 55,602

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 5,854    .18*

CLASS T                 257,293   .16*

CLASS C                 9,168     .23*

INSTITUTIONAL CLASS     6,167     .18*

                       $ 278,482

*ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,639 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:



                            SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31, 1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 177,552                        $ 388,579

Class T                      8,648,310                        19,688,772

Class C                      181,713                          94,836

Institutional Class          191,391                          384,770

Total                       $ 9,198,966                      $ 20,556,957


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                    DOLLARS

                                SIX MONTHS ENDED APRIL 30  YEAR ENDED     SIX MONTHS ENDED APRIL 30  YEAR ENDED
                                                           OCTOBER 31                                OCTOBER 31

                                1999                       1998 A         1999                       1998 A



CLASS A Shares sold                                         592,781       $ 9,665,891                $ 5,547,089
                                 1,037,871

Reinvestment of distributions    15,767                     15,963         146,857                    149,204

Shares redeemed                  (370,798)                  (2,137,845)    (3,458,864)                (20,007,107)

Net increase (decrease)          682,840                    (1,529,101)   $ 6,353,884                $ (14,310,814)

CLASS T Shares sold              10,283,264                 18,467,587    $ 96,223,660               $ 172,851,708

Reinvestment of distributions    731,162                    1,675,946      6,815,032                  15,669,989

Shares redeemed                  (13,944,369)               (22,231,985)   (130,390,483)              (207,892,792)

Net increase (decrease)          (2,929,943)                (2,088,452)   $ (27,351,791)             $ (19,371,095)

CLASS C Shares sold              1,013,233                  1,458,611     $ 9,453,119                $ 13,712,358

Reinvestment of distributions    14,802                     6,695          138,006                    62,751

Shares redeemed                  (1,200,694)                (208,351)      (11,221,499)               (1,947,580)

Net increase (decrease)          (172,659)                  1,256,955     $ (1,630,374)              $ 11,827,529

INSTITUTIONAL CLASS Shares       217,619                    733,154       $ 2,029,784                $ 6,860,400
sold

Reinvestment of distributions    17,982                     33,202         167,579                    310,406

Shares redeemed                  (175,010)                  (738,984)      (1,634,451)                (6,910,550)

Net increase (decrease)          60,591                     27,372        $ 562,912                  $ 260,256


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Short Fixed-Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ending October 31, 1999. For the fiscal years ended October 31, 1998 and October 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Andrew J. Dudley, Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

SFI-SANN-0699  78318
1.703632.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             1.99%          5.57%        31.10%        93.34%
FIXED-INCOME - INST CL

LB 1-3 Year Govt/Corp          1.43%          6.03%        36.45%        100.92%

Short Investment Grade Debt    1.76%          5.05%        32.92%        94.68%
Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             5.57%        5.56%         6.82%
FIXED-INCOME - INST CL

LB 1-3 Year Govt/Corp          6.03%        6.41%         7.23%

Short Investment Grade Debt    5.05%        5.85%         6.88%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL I    LB 1-3 Year Govt/Corp
             00643                       LB013
  1989/04/30      10000.00                    10000.00
  1989/05/31      10136.42                    10142.08
  1989/06/30      10301.39                    10329.29
  1989/07/31      10476.77                    10483.23
  1989/08/31      10402.00                    10423.91
  1989/09/30      10455.67                    10485.26
  1989/10/31      10611.38                    10648.75
  1989/11/30      10694.73                    10743.95
  1989/12/31      10750.91                    10786.48
  1990/01/31      10726.57                    10797.77
  1990/02/28      10769.93                    10855.06
  1990/03/31      10826.93                    10889.49
  1990/04/30      10836.80                    10916.69
  1990/05/31      11007.11                    11085.39
  1990/06/30      11092.27                    11202.58
  1990/07/31      11223.63                    11338.29
  1990/08/31      11205.67                    11378.51
  1990/09/30      11233.61                    11463.87
  1990/10/31      11204.94                    11582.22
  1990/11/30      11275.51                    11695.36
  1990/12/31      11381.89                    11832.23
  1991/01/31      11347.67                    11939.29
  1991/02/28      11465.40                    12025.52
  1991/03/31      11670.14                    12112.91
  1991/04/30      11840.01                    12231.55
  1991/05/31      11960.86                    12307.94
  1991/06/30      12019.32                    12353.66
  1991/07/31      12101.90                    12462.17
  1991/08/31      12305.04                    12631.15
  1991/09/30      12432.34                    12767.15
  1991/10/31      12571.11                    12904.60
  1991/11/30      12698.28                    13035.10
  1991/12/31      12903.79                    13232.15
  1992/01/31      12956.71                    13218.55
  1992/02/29      13044.06                    13260.51
  1992/03/31      13104.95                    13257.62
  1992/04/30      13189.95                    13378.86
  1992/05/31      13326.69                    13504.15
  1992/06/30      13449.18                    13642.18
  1992/07/31      13616.42                    13802.19
  1992/08/31      13732.05                    13913.60
  1992/09/30      13845.62                    14045.26
  1992/10/31      13757.75                    13960.76
  1992/11/30      13764.17                    13941.09
  1992/12/31      13885.24                    14072.75
  1993/01/31      14095.66                    14222.92
  1993/02/28      14267.16                    14338.96
  1993/03/31      14358.76                    14385.54
  1993/04/30      14431.43                    14475.82
  1993/05/31      14492.68                    14442.84
  1993/06/30      14638.21                    14552.22
  1993/07/31      14724.79                    14585.49
  1993/08/31      14869.25                    14707.60
  1993/09/30      14920.61                    14755.06
  1993/10/31      15013.51                    14789.49
  1993/11/30      15075.29                    14793.83
  1993/12/31      15203.51                    14853.73
  1994/01/31      15298.37                    14948.35
  1994/02/28      15173.53                    14857.78
  1994/03/31      14825.98                    14781.39
  1994/04/30      14747.81                    14725.25
  1994/05/31      14836.61                    14745.22
  1994/06/30      14719.85                    14783.99
  1994/07/31      14854.11                    14918.55
  1994/08/31      14974.70                    14968.89
  1994/09/30      14968.94                    14935.62
  1994/10/31      14980.36                    14969.76
  1994/11/30      15006.09                    14906.97
  1994/12/31      14691.28                    14935.33
  1995/01/31      14800.58                    15140.48
  1995/02/28      14983.97                    15349.98
  1995/03/31      15062.74                    15437.08
  1995/04/30      15185.37                    15576.84
  1995/05/31      15458.59                    15846.52
  1995/06/30      15531.38                    15932.75
  1995/07/31      15606.42                    15996.41
  1995/08/31      15701.76                    16093.35
  1995/09/30      15778.97                    16172.92
  1995/10/31      15893.98                    16307.18
  1995/11/30      16025.64                    16447.52
  1995/12/31      16146.34                    16572.24
  1996/01/31      16268.35                    16714.03
  1996/02/29      16215.08                    16650.37
  1996/03/31      16184.67                    16638.21
  1996/04/30      16186.41                    16655.00
  1996/05/31      16220.99                    16693.48
  1996/06/30      16339.95                    16815.59
  1996/07/31      16390.51                    16880.99
  1996/08/31      16441.26                    16943.20
  1996/09/30      16579.57                    17098.30
  1996/10/31      16760.08                    17291.30
  1996/11/30      16903.18                    17420.93
  1996/12/31      16903.09                    17423.83
  1997/01/31      16973.15                    17508.03
  1997/02/28      17020.51                    17551.43
  1997/03/31      17003.01                    17537.83
  1997/04/30      17128.22                    17681.65
  1997/05/31      17237.59                    17805.20
  1997/06/30      17364.16                    17929.05
  1997/07/31      17567.71                    18128.13
  1997/08/31      17565.79                    18145.20
  1997/09/30      17692.88                    18284.96
  1997/10/31      17805.91                    18416.62
  1997/11/30      17860.64                    18462.92
  1997/12/31      17973.18                    18584.74
  1998/01/31      18142.01                    18764.14
  1998/02/28      18167.71                    18782.95
  1998/03/31      18222.89                    18856.16
  1998/04/30      18313.70                    18949.62
  1998/05/31      18408.80                    19052.63
  1998/06/30      18499.40                    19151.02
  1998/07/31      18591.51                    19240.14
  1998/08/31      18721.47                    19461.50
  1998/09/30      18949.08                    19723.37
  1998/10/31      18957.36                    19808.73
  1998/11/30      18965.11                    19804.97
  1998/12/31      19054.97                    19881.65
  1999/01/31      19166.33                    19966.72
  1999/02/28      19108.20                    19882.52
  1999/03/31      19265.51                    20023.36
  1999/04/30      19334.18                    20091.99
IMATRL PRASUN   SHR__CHT 19990430 19990512 160026 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $19,334 - a 93.34% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $20,092 - a 100.92% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,  JULY 3, 1995 (COMMENCEMENT OF
                                                                        SALE OF  INSTITUTIONAL
                                                                        CLASS SHARES)  TO OCTOBER 31,


                   1999                       1998   1997    1996       1995

Dividend returns   2.84%                      6.15%  6.45%   6.51%      1.97%

Capital returns    -0.85%                     0.32%  -0.21%  -1.06%     0.21%

Total returns      1.99%                      6.47%  6.24%   5.45%      2.18%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.32(cents)   26.39(cents)   53.78(cents)

Annualized dividend rate      5.64%         5.71%          5.76%

30-day annualized yield       5.31%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.32 over the past six months, and $9.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized

YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A steady stream of positive
economic data, in conjunction with
the last of three interest-rate cuts
by the Federal Reserve Board,
boosted the performance of
domestic equities, but left the bond
market with only modest gains for
the six-month period that ended
April 30, 1999. The Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
posted a total return of 0.69% for
this period. Confronted with strong
indications of improving conditions
abroad and the lingering fear of
inflation from an overheated U.S.
economy, Treasuries gave back
nearly all of their flight-to-quality
gains captured during the fall. As
prices plunged, yields soared to
levels not seen since early August -
at the outset of the global crisis. As
such, the Lehman Brothers Treasury
Index, reflective of this downturn,
returned -1.21% for the
six-month period that ended April
30, 1999. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations
- fueled rallies as each sector
managed strong returns relative
to comparable-duration Treasuries
during this time frame. The
Lehman Brothers Corporate Bond
Index and the Lehman Brothers
Mortgage Securities Index had
returns of 1.75% and 2.39%,
respectively.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six-months that ended April 30, 1999, the fund's Institutional Class shares returned 1.99%. This performance compares favorably to the 1.43% return for the Lehman Brothers 1-3 Year Government/Corporate Bond Index and the 1.76% return for the short investment grade debt funds average tracked by Lipper Inc. during the same period. For the 12-month period that ended April 30, 1999, the fund's Institutional Class shares returned 5.57%. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 6.03%, while the short investment grade debt funds average returned 5.05% during the 12-month period.

Q. THE LAST TIME WE SPOKE, UNCERTAINTY IN GLOBAL EQUITY MARKETS AND THE FEDERAL RESERVE BOARD'S BIAS TOWARD EASING RATES RESULTED IN AN EXTREME FLIGHT TO TREASURIES. HOW HAS THE MARKET ENVIRONMENT CHANGED, AND HOW DID IT AFFECT THE FUND?

A. Bond investors' perception of the global financial markets reversed course amid stronger-than-expected economic data in the U.S. and improving overseas markets. Additionally, concerns that the Fed may change its policy course toward tightening monetary policy by increasing rates caused further concern. In response, the bond market pushed up yields, causing bond prices - which move in the opposite direction of yields - to decline. While returns were marginally positive during the period, declining bond prices erased much of the gains made late last year. Among the different fixed-income sectors, Treasuries became the least favored as they experienced one of their biggest sell-offs in over 20 years during the month of February. Nevertheless, the fund's overweighted positions in corporate bonds and asset-backed and mortgage securities compared to the benchmark index helped relative performance during the six-month period.

Q. DID ANY OTHER MARKET FACTORS HAVE AN EFFECT ON PERFORMANCE?

A. Another key factor was the strong rebound in stocks and the stronger-than-expected earnings reports from the corporate market. This environment boosted interest in new corporate issues, and investors absorbed a relatively large supply of new bonds. More recently, the increase in interest rates served to reduce the pace of new issuance, particularly with bonds of shorter maturities - because bonds are more expensive to finance at higher rates. This led to further support for a positive supply and demand environment.

Q. HOW WERE THE FUND'S ASSETS ALLOCATED, AND CAN YOU TELL US A BIT MORE ABOUT THE PERFORMANCE OF THESE SECTORS?

A. Corporate bonds and asset-backed securities - which are bonds backed by a pool of loans such as credit cards, for example - accounted for approximately 63% of the fund's investments at the end of the period. Within these holdings, corporate bonds accounted for roughly 45% of the fund's investments. In the first quarter of 1999, absolute returns were hampered across most bond sectors by rising interest rates. On the other hand, relative performance was helped by the overweighted positions in asset-backed and corporate bonds, which outperformed Treasuries. As the market reversed course from the massive flight to quality we saw last fall, mortgage securities, which represented approximately 19% of the fund's investments at the end of the period, also outperformed Treasuries over the past six months.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. Of course, it is very difficult to predict the direction of interest rates. However, I do think we may be moving into a more stable interest-rate environment compared to what we experienced last fall. Though the U.S. economy was stronger than anticipated and there's the perception that overseas economies are improving, inflation remains in check with the help of low global commodity prices and persistent weakness in global demand. In a more stable interest-rate environment, I'll continue to concentrate a majority of the fund's assets in corporate and mortgage securities because they can offer better total return potential than government bonds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment grade,
fixed-income securities

START DATE: September 16,
1987

SIZE: as of April 30, 1999,
more than $332 million

MANAGER: Andrew Dudley,
since 1997; joined Fidelity
in 1996

ANDREW DUDLEY ON THE BOND
MARKET'S OBSESSION WITH
INFLATION:

"The bond market's preoccupation
with inflation centers upon the
direct impact inflation has on the
direction of interest rates.
Interest rates represent the value
of money; consequently, if the
bond market expects higher
inflation and, therefore, a
deterioration in the value of money,
then bond investors expect to be
paid more - in the form of
interest - for that decline in
purchasing or buying power. The
bond market sells off in the wake
of higher inflation forecasts
because investors fear being stuck
with fixed cash flows that will be
worth less in the future. During
periods of complex and conflicting
global economic and market
forecasts, similar to what we
experienced over the past six
months, the market can move very
quickly to adjust for these changes
in inflation expectations."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             36.0                     40.8

Aa                              7.3                      8.3

A                               18.7                     13.2

Baa                             32.4                     29.8

Ba and Below                    1.3                      1.6

Not Rated                       0.9                      1.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          2.6   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           1.9   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Corporate bonds 62.8%
U.S. government
and agency
obligations 11.7%
Mortgage securities 18.7%
Foreign government
obligations 1.3%
Other 2.1%
Short-term
investments 3.4%
* FOREIGN
 INVESTMENTS 6.3%

Row: 1, Col: 1, Value: 62.8
Row: 1, Col: 2, Value: 11.7
Row: 1, Col: 3, Value: 18.7
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 2.1
Row: 1, Col: 6, Value: 3.4

AS OF OCTOBER 30, 1998 **

Corporate bonds 57.1%
U.S. government
and agency
obligations 16.2%
Mortgage securities 18.0%
Foreign government
obligations 0.7%
Other 2.7%
Short-term
investments 5.3%
** FOREIGN
 INVESTMENTS 6.9%

Row: 1, Col: 1, Value: 57.1
Row: 1, Col: 2, Value: 16.2
Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 0.7
Row: 1, Col: 5, Value: 2.7
Row: 1, Col: 6, Value: 5.3



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 44.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.7%

Equistar Chemicals                Baa3      $ 800,000                       $ 826,400
L.P./Equistar Funding Corp.
8.5% 2/15/04 (b)

Monsanto Co. 5.375% 12/1/01       A2         1,470,000                       1,457,432
(b)

                                                                             2,283,832

CONSTRUCTION & REAL ESTATE -
2.2%

REAL ESTATE - 0.1%

Cabot Industrial Properties       Baa2       575,000                         573,413
LP 7.125% 5/1/04

REAL ESTATE INVESTMENT TRUSTS
- 2.1%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       470,000                         449,240

7.125% 3/15/04                    Baa2       1,300,000                       1,291,485

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,650,000                       1,647,261

6.375% 2/15/03                    Baa1       1,200,000                       1,188,576

6.376% 2/15/02                    Baa1       900,000                         896,211

ProLogis Trust 6.7% 4/15/04       Baa1       245,000                         243,557

Weeks Realty LP 6.875% 3/15/05    Baa2       1,200,000                       1,197,852

                                                                             6,914,182

TOTAL CONSTRUCTION & REAL                                                    7,487,595
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Delphi Automotive Systems         Baa2       725,000                         724,079
Corp. 6.125% 5/1/04

ENERGY - 1.5%

ENERGY SERVICES - 0.6%

Baker Hughes, Inc. 5.8%           A2         2,100,000                       2,082,990
2/15/03 (b)

OIL & GAS - 0.9%

Conoco, Inc. 5.9% 4/15/04         A3         400,000                         397,120

Occidental Petroleum Corp.        Baa3       700,000                         701,603
6.09% 11/29/99

Oryx Energy Co.:

8% 10/15/03                       Baa1       335,000                         349,395

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Oryx Energy Co.: - continued

8.125% 10/15/05                   Baa1      $ 1,030,000                     $ 1,089,225

8.375% 7/15/04                    Baa1       485,000                         515,487

                                                                             3,052,830

TOTAL ENERGY                                                                 5,135,820

FINANCE - 17.9%

BANKS - 7.7%

Banc One Corp. 6.7% 3/24/00       Aa3        1,600,000                       1,616,544

Banco Latinoamericano             Baa2       700,000                         692,563
Exportaciones SA euro 6.9%
12/4/99 (b)

Banc One Corp. 7.25% 8/1/02       A1         1,100,000                       1,142,515

BankBoston Corp. 6.125%           A2         1,900,000                       1,912,350
3/15/02

BanPonce Financial Corp.          A3         650,000                         657,261
6.88% 6/16/00

Barclays Bank PLC yankee          A1         2,500,000                       2,504,000
5.875% 7/15/00

Capital One Bank:

6.48% 6/28/02                     Baa3       1,500,000                       1,514,355

6.65% 3/15/04                     Baa3       2,500,000                       2,521,250

KeyCorp. 7.45% 4/5/00             A1         1,500,000                       1,528,470

Korea Development Bank:

6.625% 11/21/03                   Baa3       745,000                         721,354

7.125% 9/17/01                    Baa3       215,000                         215,712

7.375% 9/17/04                    Baa3       250,000                         247,750

yankee 6.5% 11/15/02              Baa3       580,000                         563,470

NationsBank Corp. 5.75%           Aa2        1,600,000                       1,601,408
3/15/01

Popular, Inc.:

6.2% 4/30/01                      A3         2,885,000                       2,877,586

6.4% 8/25/00                      A3         1,730,000                       1,734,412

Providian National Bank:

6.25% 5/7/01                      Baa3       1,400,000                       1,402,954

6.7% 3/15/03                      Baa3       2,200,000                       2,206,710

                                                                             25,660,664

CREDIT & OTHER FINANCE - 7.7%

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       3,050,000                       3,071,350

6.875% 1/16/01                    Baa3       1,870,000                       1,901,079

Chrysler Financial Corp.          A1         2,600,000                       2,581,618
5.25% 5/4/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Chrysler Financial LLC 6.375%     A1        $ 2,300,000                     $ 2,316,859
1/28/00

Edison Mission Energy Funding     Baa1       1,984,177                       2,008,999
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         300,000                         301,794
11/15/01

Ford Motor Credit Co. 5.125%      A1         1,300,000                       1,284,530
10/15/01

General Motors Acceptance         A2         2,200,000                       2,197,030
Corp. 5.625% 2/15/01

GS Escrow Corp. 6.75% 8/1/01      Ba1        2,200,000                       2,196,832

Heller Financial, Inc. 6.25%      A3         1,800,000                       1,814,688
3/1/01

Money Store, Inc. 7.3% 12/1/02    A2         800,000                         836,560

Salton Sea Funding Corp.          Baa2       370,407                         372,726
7.02% 5/30/00

Sprint Capital Corp. 5.7%         Baa1       4,280,000                       4,235,317
11/15/03

Trizec Finance Ltd. yankee        Baa3       350,000                         385,000
10.875% 10/15/05

                                                                             25,504,382

SAVINGS & LOANS - 1.1%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       1,350,000                       1,354,293

7% 6/13/02                        Baa3       1,250,000                       1,279,250

Sovereign Bancorp, Inc.           Ba1        1,000,000                       1,000,870
6.625% 3/15/01

                                                                             3,634,413

SECURITIES INDUSTRY - 1.4%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         1,150,000                       1,150,069

yankee 6.6% 5/15/05               A3         600,000                         591,282

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         1,000,000                       1,006,530

6.6% 7/15/02 (b)                  A1         500,000                         506,330

Merrill Lynch & Co., Inc.         Aa3        1,500,000                       1,495,056
5.71% 1/15/02

                                                                             4,749,267

TOTAL FINANCE                                                                59,548,726

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       2,250,000                       2,263,613
yankee 6.125% 6/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MEDIA & LEISURE - 5.0%

BROADCASTING - 3.8%

Continental Cablevision, Inc.     Baa3      $ 3,015,000                     $ 3,175,428
8.5% 9/15/01

TCI Communications, Inc.:

6.375% 9/15/99                    A2         4,250,000                       4,268,828

8.25% 1/15/03                     A2         300,000                         324,000

9% 1/2/02                         Ba1        970,000                         1,048,104

Time Warner, Inc. 7.95% 2/1/00    Baa3       3,690,000                       3,755,387

                                                                             12,571,747

ENTERTAINMENT - 1.2%

Paramount Communications,         Baa3       1,125,000                       1,163,385
Inc. 7.5% 1/15/02

Viacom, Inc. 6.75% 1/15/03        Baa3       2,885,000                       2,936,238

                                                                             4,099,623

TOTAL MEDIA & LEISURE                                                        16,671,370

NONDURABLES - 3.5%

BEVERAGES - 1.5%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       1,005,000                       1,002,035

6.4% 12/15/03                     Baa3       4,000,000                       3,993,600

                                                                             4,995,635

FOODS - 0.8%

Dole Food, Inc. 6.75% 7/15/00     Baa2       2,590,000                       2,612,481

TOBACCO - 1.2%

Philip Morris Companies, Inc.:

7.125% 12/1/99                    A2         2,850,000                       2,875,223

7.25% 9/15/01                     A2         1,125,000                       1,154,936

                                                                             4,030,159

TOTAL NONDURABLES                                                            11,638,275

RETAIL & WHOLESALE - 2.6%

DRUG STORES - 1.2%

Rite Aid Corp.:

5.5% 12/15/00 (b)                 Baa1       2,970,000                       2,940,300

6% 12/15/05 (b)                   Baa1       1,100,000                       1,052,590

                                                                             3,992,890

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
1.4%

Dayton Hudson Corp.:

9.75% 7/1/02                      A3        $ 1,240,000                     $ 1,377,466

10% 12/1/00                       A3         1,070,000                       1,140,192

Federated Department Stores,      Baa2       1,860,000                       1,978,408
Inc. 8.125% 10/15/02

                                                                             4,496,066

TOTAL RETAIL & WHOLESALE                                                     8,488,956

TECHNOLOGY - 3.2%

COMPUTERS & OFFICE EQUIPMENT
- 3.2%

Comdisco, Inc.:

6% 1/30/02                        Baa1       1,500,000                       1,498,620

6.1% 6/5/01                       Baa1       7,210,000                       7,218,580

6.65% 11/13/01                    Baa1       2,010,000                       2,034,763

                                                                             10,751,963

TRANSPORTATION - 3.3%

AIR TRANSPORTATION - 1.4%

Continental Airlines, Inc.
Pass Through Trust
Certificates:

6.954% 2/2/11                     Baa1       2,200,000                       2,191,200

7.08% 11/1/04                     Baa1       1,250,000                       1,255,550

Delta Air Lines, Inc.:

6.65% 3/15/04                     Baa3       660,000                         665,326

9.875% 5/15/00                    Baa3       475,000                         493,112

                                                                             4,605,188

RAILROADS - 1.3%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,600,000                       1,640,736

9.5% 8/1/00                       Baa2       1,800,000                       1,879,164

Norfolk Southern Corp. 6.95%      Baa1       900,000                         923,202
5/1/02

                                                                             4,443,102

TRUCKING & FREIGHT - 0.6%

Federal Express Corp. 7.53%       A3         1,953,000                       1,990,087
9/23/06

TOTAL TRANSPORTATION                                                         11,038,377

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - 3.8%

CELLULAR - 0.1%

Cable & Wireless                  Baa1      $ 425,000                       $ 425,914
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 2.7%

Avon Energy Partners Holdings     Baa2       2,300,000                       2,324,978
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.        Baa3       1,020,000                       1,037,065
6.875% 3/1/01

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,510,000                       1,566,383

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,560,000                       1,554,337

6.5% 5/1/03                       Baa1       600,000                         612,342

Texas Utilities Electric Co.:

7.375% 11/1/99                    A3         1,100,000                       1,111,132

7.375% 8/1/01                     A3         721,000                         743,113

                                                                             8,949,350

GAS - 0.4%

Cms Panhandle Holding Co.         Baa3       600,000                         600,000
6.125% 3/15/04 (b)

Enserch Corp. 6.25% 1/1/03        Baa2       650,000                         653,406

                                                                             1,253,406

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc.:

6.125% 8/15/01                    Baa2       1,230,000                       1,237,712

8.875% 1/15/06                    Baa2       811,000                         871,209

                                                                             2,108,921

TOTAL UTILITIES                                                              12,737,591

TOTAL NONCONVERTIBLE BONDS                                                   148,770,197
(Cost $148,878,987)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 11.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Government Trust Certificates     Aaa       $ 329,447                       $ 342,493
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 C, 6.61% 9/15/99      Aaa        36,728                          36,838

Series 1995 A, 6.28% 6/15/04      Aaa        1,941,176                       1,970,411

Israel Export Trust               Aaa        564,706                         577,412
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        954,000                         982,323
secured 6.86% 4/30/04

TOTAL U.S. GOVERNMENT AGENCY                                                 3,909,477
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
10.5%

U.S. Treasury Notes:

5.375% 7/31/00                    Aaa        29,300,000                      29,432,726

5.375% 2/15/01                    Aaa        2,950,000                       2,964,750

5.75% 10/31/00                    Aaa        2,600,000                       2,625,584

TOTAL U.S. TREASURY                                                          35,023,060
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    38,932,537
GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,956,995)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.1%



FANNIE MAE - 6.3%

6.5% 10/1/11 to 12/1/28 (d)       Aaa        8,624,093                       8,571,136

7% 7/1/25 to 4/1/29               Aaa        11,651,626                      11,805,006

11.5% 11/1/15                     Aaa        438,315                         487,327

                                                                             20,863,469

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - 0.2%

7% 9/1/99 to 8/1/01               Aaa       $ 654,975                       $ 658,026

12% 11/1/19                       Aaa        111,060                         124,614

                                                                             782,640

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.6%

6.5% 5/15/29 (c)                  Aaa        3,500,000                       3,480,313

9.5% 9/15/16 to 10/15/20          Aaa        1,576,016                       1,693,244

11% 12/15/09 to 1/15/16           Aaa        1,857,496                       2,057,009

11.5% 8/15/13 to 11/15/15         Aaa        645,568                         729,179

12% 2/15/16                       Aaa        601,025                         685,337

                                                                             8,645,082

TOTAL U.S. GOVERNMENT AGENCY                                                 30,291,191
-  MORTGAGE SECURITIES
(Cost $30,539,537)

ASSET-BACKED SECURITIES - 18.2%



Arcadia Automobile                Aaa        1,300,000                       1,290,250
Receivables Trust 5.67%
1/15/04

ARG Funding Corp. 5.88%           Aaa        2,650,000                       2,649,669
5/20/03 (b)

Boatmens Auto Trust 6.35%         A2         640,000                         640,100
10/15/01

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        2,200,000                       2,219,184

6.57% 3/15/01                     Aa3        1,020,000                       1,024,896

Case Equipment Loan Trust         Aa2        800,000                         800,562
5.85% 2/15/03

Caterpillar Financial Asset       A3         360,694                         359,905
Trust 6.55% 5/25/02

Chase Manhattan Marine Owner      Aaa        2,020,000                       2,038,200
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        1,516,363                       1,520,154

6.2% 3/20/04                      Aaa        640,164                         643,265

Citibank Credit Card Master       Aaa        1,800,000                       1,803,094
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        3,196,297                       3,196,297

6.3% 7/15/12                      Aaa        1,600,000                       1,598,992

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        857,217                         860,164

6.7% 2/15/02                      Aaa        267,293                         269,047

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage          Aaa       $ 1,000,000                     $ 1,010,781
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         5,250,000                       5,245,078
6.0006% 7/18/05 (e)

Fidelity Funding Auto Trust       Aaa        310,542                         313,938
6.99% 11/15/02 (b)

Ford Credit Auto Owner Trust      A2         1,800,000                       1,795,500
6.15% 9/15/02

Ford Credit Grantor Trust         Aaa        557,960                         558,134
5.9% 10/15/00

Green Tree Financial Corp.:

6.1% 4/15/27                      Aaa        228,963                         229,105

6.45% 5/15/27                     Aaa        66,839                          66,859

Green Tree Lease Finance LLC      A          2,150,297                       2,145,674
6.66% 10/20/04

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,200,000                       2,190,375

6.65% 10/15/03                    Baa3       255,269                         257,264

KeyCorp Auto Grantor Trust        A3         18,970                          18,973
5.8% 7/15/00

Newcourt Equipment Trust          Aaa        2,050,000                       2,038,149
Securities sequential pay
Series 1998-1 Class A3,
5.24% 12/20/02

Norwest Automobile Trust 6.3%     A2         1,424,000                       1,428,005
5/15/03

Olympic Automobile
Receivables Trust:

6.125% 11/15/04                   Aaa        534,501                         534,334

6.4% 9/15/01                      Aaa        870,438                         868,262

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                     Aaa        1,823,129                       1,830,530

6.2% 6/15/03                      Aaa        897,627                         903,237

Petroleum Enhanced Trust          Baa2       1,785,428                       1,774,269
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(e)

Premier Auto Trust:

5.7% 10/6/02                      Aaa        4,000,000                       4,007,480

6.35% 7/6/00                      A3         1,980,000                       1,983,089

Reliance Auto Receivables         Aaa        495,519                         495,364
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master       Aaa        1,600,000                       1,614,000
Trust II 6.2% 2/16/06

TMS Auto Grantor Trust 5.9%       Aaa        132,999                         133,166
9/15/02

Tranex Auto Receivables Owner     Aaa        884,900                         889,048
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        2,009,163                       1,990,327
Trust 5.98% 9/17/05

Union Acceptance Corp. 7.075%     Baa2       114,350                         114,456
7/10/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Western Financial Grantor         Aaa       $ 584,901                       $ 583,621
Trust 5.875% 3/1/02

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa        1,990,000                       1,972,588

7.05% 11/20/03                    Aaa        2,876,371                       2,879,967

TOTAL ASSET-BACKED SECURITIES                                                60,785,352
(Cost $60,773,730)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.3%



PRIVATE SPONSOR - 0.8%

GE Capital Mortgage Services,     Aaa        674,431                         674,483
Inc. planned amortization
class Series 1994-2 Class
A-4, 6% 1/25/09

Residential Funding Mortgage      Aa1        2,061,172                       2,062,461
Securities I, Inc. planned
amortization class Series
1994-S12 Class A-2, 6.5%
4/25/09

                                                                             2,736,944

U.S. GOVERNMENT AGENCY - 0.5%

Fannie Mae ACES sequential        Aaa        1,714,589                       1,716,197
pay Series 1995 - M1 Class
A, 6.65% 7/25/10

TOTAL COLLATERALIZED MORTGAGE                                                4,453,141
OBLIGATIONS
(Cost $4,461,470)

COMMERCIAL MORTGAGE
SECURITIES - 8.3%



Allied Capital Commercial         Aaa        1,327,151                       1,325,077
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,200,000                       2,199,656
1999-S1A, 7.0925% 2/28/14
(b)(e)

Bankers Trust Remic Trust         Aa2        2,780,000                       2,786,516
1988-1 floater Series
1998-S1A Class D, 5.7869%
11/28/02 (b)(e)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         1,380,000                       1,392,722
Class A-2, 6.88% 7/1/02

sequential pay Series 1996-1      AA         17,661                          17,688
Class A-1, 7.55% 7/1/99

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -         $ 2,055,779                     $ 2,051,924
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998 FLI Class E,          Baa2       2,700,000                       2,640,094
5.7888% 1/10/13 (b)(e)

DLJ Commercial Mortgage Corp.     A2         1,170,000                       1,166,709
floater Series 1998-STFA
Class A-3, 5.57% 12/8/00
(b)(e)

Equitable Life Assurance
Society of the United States
(The):

floater Series 174 Class D-2,     Baa2       1,200,000                       1,176,000
6.7063% 5/15/03 (b)(e)

sequential pay Series 174         Aaa        1,000,000                       1,042,250
Class A1, 7.24% 5/15/06 (b)

Federal Deposit Insurance
Corp. Remic Trust:

sequential pay Series 1996-C1     Aaa        1,377,449                       1,384,767
Class 1A, 6.75% 7/25/26

sequential pay Series 1994-C1     Aaa        262,756                         263,002
Class II-A2, 7.85% 9/25/25

FMAC Loan Receivables Trust       Aaa        728,359                         717,889
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust 1998-1       Aaa        1,359,958                       1,347,208
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.0475% 11/13/13         Baa2       1,100,000                       1,095,160
(b)(e)

Class F, 7.6634% 11/13/13         Baa3       1,100,000                       1,083,170
(b)(e)

Kidder Peabody Acceptance         Aaa        99,788                          99,570
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

Nomura Asset Securities Corp.     -          881,017                         881,292
floater Series 1994 MD-II
Class A-6, 6.2025% 7/7/03 (e)

Nomura Depositor Trust            Baa2       2,290,000                       2,109,484
floater Series 1998-ST1A
Class A-4, 5.8263% 2/15/34
(b)(e)

Resolution Trust Corp.            Aaa        946,866                         946,866
sequential pay Series 1995
C-1 Class A2C, 6.9% 2/25/27

Structured Asset Securities       A3         2,075,784                       2,067,352
Corp. floater Series
1998-C2A Class C, 5.3425%
1/25/13 (b)(e)

TOTAL COMMERCIAL MORTGAGE                                                    27,794,396
SECURITIES
(Cost $28,114,827)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 1.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Korean Republic 8.75% 4/15/03     Baa3      $ 1,700,000                     $ 1,787,040
(f)

Ontario Province:

5.75% 11/7/00 (f)                 Aa3        1,180,000                       1,182,679

euro global 6.125% 6/28/00 (f)    Aa3        1,200,000                       1,209,408

TOTAL FOREIGN GOVERNMENT AND                                                 4,179,127
GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,164,575)

SUPRANATIONAL OBLIGATIONS -
2.1%



African Development Bank:

7.75% 12/15/01                    Aa1        2,240,000                       2,345,907

9.3% 7/1/00                       Aa1        4,320,000                       4,502,347

TOTAL SUPRANATIONAL OBLIGATIONS                                              6,848,254
(Cost $7,001,936)


CASH EQUIVALENTS - 3.4%

                                             MATURITY AMOUNT

Investments in repurchase                  $ 11,475,732                     11,471,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $11,471,000)

TOTAL INVESTMENT IN                                                       $ 333,525,195
SECURITIES - 100%
(Cost $334,363,057)


LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $43,423,359 or 13.1% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) A portion of the security sold on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        61.0%  AAA, AA, A    57.9%

Baa               32.4%  BBB           32.1%

Ba                1.3%   BB            0.8%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $334,363,143. Net unrealized depreciation aggregated $837,948, of which $786,348 related to appreciated investment securities and $1,624,296 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $43,066,000 of which $130,000, $38,000, $336,000,
$17,691,000, $19,457,000, $2,265,000 and $3,149,000 will expire on
October 31, 1999, 2000, 2001, 2002, 2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 333,525,195
value (including repurchase
agreements of $11,471,000)
(cost $334,363,057) - See
accompanying schedule

Commitment to sell securities   $ (3,923,804)
on a delayed delivery basis

Receivable for securities        3,946,462      22,658
sold on a delayed delivery
basis

Receivable for investments                      537,521
sold, regular delivery

Cash                                            161,737

Receivable for fund shares                      2,011,589
sold

Interest receivable                             3,603,646

 TOTAL ASSETS                                   339,862,346

LIABILITIES

Payable for investments          2,466,238
purchased Regular delivery

 Delayed delivery                3,514,535

Payable for fund shares          837,160
redeemed

Distributions payable            248,381

Accrued management fee           121,579

Distribution fees payable        47,997

Other payables and accrued       87,918
expenses

 TOTAL LIABILITIES                              7,323,808

NET ASSETS                                     $ 332,538,538

Net Assets consist of:

Paid in capital                                $ 377,293,497

Undistributed net investment                    157,553
income

Accumulated undistributed net                   (44,097,308)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                     (815,204)
(depreciation) on investments

NET ASSETS                                     $ 332,538,538

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $9.30
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($11,822,966 (divided by)
1,271,864 shares)

Maximum offering price per         $9.44
share (100/98.50 of $9.30)

CLASS T: NET ASSET VALUE and       $9.30
redemption price per share
($303,088,972 (divided by)
32,579,757 shares)

Maximum offering price per         $9.44
share (100/98.50 of $9.30)

CLASS C: NET ASSET VALUE and       $9.31
offering price per share
($10,092,277 (divided by)
1,084,296 shares) A

INSTITUTIONAL CLASS: NET           $9.30
ASSET VALUE, offering price
and redemption price   per
share ($7,534,323 (divided
by) 809,849 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                             $ 10,808,742
Interest

EXPENSES

Management fee                  $ 724,950

Transfer agent fees              278,482

Distribution fees                280,588

Accounting fees and expenses     54,204

Non-interested trustees'         613
compensation

Custodian fees and expenses      11,641

Registration fees                31,412

Audit                            17,311

Legal                            761

Miscellaneous                    639

 Total expenses before           1,400,601
reductions

 Expense reductions              (4,639)       1,395,962

NET INVESTMENT INCOME                          9,412,780

REALIZED AND UNREALIZED GAIN                   (1,008,344)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (2,009,684)

 Delayed delivery commitments    12,158        (1,997,526)

NET GAIN (LOSS)                                (3,005,870)

NET INCREASE (DECREASE) IN                    $ 6,406,910
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,412,780                 $ 20,862,249
income

 Net realized gain (loss)       (1,008,344)                 173,470

 Change in net unrealized       (1,997,526)                 421,556
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     6,406,910                   21,457,275
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,198,966)                 (20,556,957)
from net investment income

Share transactions - net        (22,065,369)                (21,594,124)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (24,857,425)                (20,693,806)
IN NET ASSETS

NET ASSETS

 Beginning of period            357,395,963                 378,089,769

 End of period (including      $ 332,538,538               $ 357,395,963
under (over) distribution
of net investment income of
$157,553 and  $(56,261),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380                          $ 9.310                  $ 9.370   $ 9.290
period

Income from Investment
Operations

Net investment income D           .256                             .572                     .532      .090

Net realized and unrealized       (.082)                           .024                     (.021)    .081
gain (loss)

Total from investment             .174                             .596                     .511      .171
operations

Less Distributions

From net investment income        (.254)                           (.526)                   (.571)    (.091)

Net asset value, end of period   $ 9.300                          $ 9.380                  $ 9.310   $ 9.370

TOTAL RETURN B, C                 1.88%                            6.58%                    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,823                         $ 5,524                  $ 19,726  $ 204
(000 omitted)

Ratio of expenses to average      .83% A                           .90% F                   .90% F    .90% A, F
net assets

Ratio of net investment           5.66% A                          6.03%                    6.00%     6.27% A
income to average  net assets

Portfolio turnover rate           151% A                           124%                     105%      124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.380                          $ 9.350                  $ 9.380    $ 9.470    $ 9.480
period

Income from Investment
Operations

Net investment  income          .262 C                           .555 C                   .578 C     .594 C     .403

Net realized  and unrealized    (.086)                           .019                     (.036)     (.094)     .148
gain (loss)

Total from investment           .176                             .574                     .542       .500       .551
operations

Less Distributions

From net investment income      (.256)                           (.544)                   (.572)     (.590)     (.407)

In excess of net  investment    -                                -                        -          -          -
income

Return of capital               -                                -                        -          -          (.154)

Total distributions             (.256)                           (.544)                   (.572)     (.590)     (.561)

Net asset value,  end of       $ 9.300                          $ 9.380                  $ 9.350    $ 9.380    $ 9.470
period

TOTAL RETURN B                  1.90%                            6.32%                    5.97%      5.45%      6.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 303,089                        $ 333,050                $ 351,614  $ 416,700  $ 546,546
(000 omitted)

Ratio of expenses to average    .82% A                           .89%                     .89%       .88%       .89%
net assets

Ratio of net investment         5.67% A                          5.93%                    6.19%      6.29%      6.05%
income to average net assets

Portfolio turnover rate         151% A                           124%                     105%       124%       179%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.090
period

Income from Investment
Operations

Net investment  income          .479

Net realized  and unrealized    (.501)
gain (loss)

Total from investment           (.022)
operations

Less Distributions

From net investment income      (.464)

In excess of net  investment    (.044)
income

Return of capital               (.080)

Total distributions             (.588)

Net asset value,  end of       $ 9.480
period

TOTAL RETURN B                  (.22)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 787,926
(000 omitted)

Ratio of expenses to average    .97%
net assets

Ratio of net investment         5.91%
income to average net assets

Portfolio turnover rate         108%


A ANNUALIZED.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED..
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.380                          $ 9.340
period

Income from Investment
Operations

Net investment income D           .219                             .437

Net realized and unrealized       (.074)                           .064
gain (loss)

Total from investment             .145                             .501
operations

Less Distributions

From net investment income        (.215)                           (.461)

Net asset value, end of period   $ 9.310                          $ 9.380

TOTAL RETURN B, C                 1.56%                            5.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,092                         $ 11,795
(000 omitted)

Ratio of expenses to average      1.74% A                          1.75% A,  F
net assets

Ratio of expenses to average      1.73% A,  G                      1.75% A
net assets after expense
reductions

Ratio of net investment           4.72% A                          4.92% A
income to average net assets

Portfolio turnover rate           151% A                           124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1998                     1997     1996     1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 9.380                          $ 9.350                  $ 9.370  $ 9.470  $ 9.450
of period

Income from Investment
Operations

Net investment income           .268 D                           .566 D                   .589 D   .598 D   .137

Net realized and  unrealized    (.084)                           .021                     (.023)   (.098)   .067
gain (loss)

Total from  investment          .184                             .587                     .566     .500     .204
operations

Less Distributions

From net investment  income     (.264)                           (.557)                   (.586)   (.600)   (.136)

Return of capital               -                                -                        -        -        (.048)

Total distributions             (.264)                           (.557)                   (.586)   (.600)   (.184)

Net asset value,  end of       $ 9.300                          $ 9.380                  $ 9.350  $ 9.370  $ 9.470
period

TOTAL RETURN B, C               1.99%                            6.47%                    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 7,534                          $ 7,027                  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average    .69% A                           .75% F                   .75% F   .80% F   .85% A,  F
net assets

Ratio of expenses to average    .68% A, G                        .75%                     .75%     .80%     .85% A
net assets after expense
reductions

Ratio of net investment         5.81% A                          6.06%                    6.30%    6.37%    6.10% A
income to average net assets

Portfolio turnover rate         151% A                           124%                     105%     124%     179%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments,

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $243,127,860 and $270,823,070, respectively, of which U.S. government and government agency obligations aggregated $164,113,109 and $189,631,857, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 4,895      $ 0

CLASS T    236,092      2,673

CLASS C    39,601       37,512

          $ 280,588    $ 40,185

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,970     $ 2,968

CLASS T    117,377      36,214

CLASS C    16,420       16,420*

          $ 146,767    $ 55,602

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 5,854    .18*

CLASS T                 257,293   .16*

CLASS C                 9,168     .23*

INSTITUTIONAL CLASS     6,167     .18*

                       $ 278,482

*ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,639 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:



                            SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31, 1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 177,552                        $ 388,579

Class T                      8,648,310                        19,688,772

Class C                      181,713                          94,836

Institutional Class          191,391                          384,770

Total                       $ 9,198,966                      $ 20,556,957


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                    DOLLARS

                                SIX MONTHS ENDED APRIL 30  YEAR ENDED     SIX MONTHS ENDED APRIL 30  YEAR ENDED
                                                           OCTOBER 31                                OCTOBER 31

                                1999                       1998 A         1999                       1998 A



CLASS A Shares sold                                         592,781       $ 9,665,891                $ 5,547,089
                                 1,037,871

Reinvestment of distributions    15,767                     15,963         146,857                    149,204

Shares redeemed                  (370,798)                  (2,137,845)    (3,458,864)                (20,007,107)

Net increase (decrease)          682,840                    (1,529,101)   $ 6,353,884                $ (14,310,814)

CLASS T Shares sold              10,283,264                 18,467,587    $ 96,223,660               $ 172,851,708

Reinvestment of distributions    731,162                    1,675,946      6,815,032                  15,669,989

Shares redeemed                  (13,944,369)               (22,231,985)   (130,390,483)              (207,892,792)

Net increase (decrease)          (2,929,943)                (2,088,452)   $ (27,351,791)             $ (19,371,095)

CLASS C Shares sold              1,013,233                  1,458,611     $ 9,453,119                $ 13,712,358

Reinvestment of distributions    14,802                     6,695          138,006                    62,751

Shares redeemed                  (1,200,694)                (208,351)      (11,221,499)               (1,947,580)

Net increase (decrease)          (172,659)                  1,256,955     $ (1,630,374)              $ 11,827,529

INSTITUTIONAL CLASS Shares       217,619                    733,154       $ 2,029,784                $ 6,860,400
sold

Reinvestment of distributions    17,982                     33,202         167,579                    310,406

Shares redeemed                  (175,010)                  (738,984)      (1,634,451)                (6,910,550)

Net increase (decrease)          60,591                     27,372        $ 562,912                  $ 260,256


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Short Fixed-Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ending October 31, 1999. For the fiscal years ended October 31, 1998 and October 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Andrew J. Dudley, Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

SFII-SANN-0699  78320
1.703633.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)